                                           Registration Nos. 333-52366/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                            [X]


                            PRE-EFFECTIVE AMENDMENT


                        POST-EFFECTIVE AMENDMENT NO. 1


                                                                            [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 40

                                                                            [X]

                               -----------------

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (Exact Name of Registrant)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (Exact name of Depositor)

                  1 Madison Avenue, New York, New York 10010
        (Address of depositor's principal executive offices) (zip code)

                                (212) 578-5364
              (Depositor's telephone number, including area code)

                               -----------------

                             Gary A. Beller, Esq.
              Senior Executive Vice-President and General Counsel
                      Metropolitan Life Insurance Company
                               1 Madison Avenue
                           New York, New York 10010
                    (Name and address of agent for service)

                               -----------------

                                  Copies to:

                             Diane E. Ambler, Esq.
                          Kirkpatrick & Lockhart, LLP
                        1800 Massachusetts Avenue, N.W.
                            Washington, D.C. 20036

                               -----------------


It is proposed that the filing will become effective (check appropriate box)


    [_] immediately upon filing pursuant to paragraph (b) of Rule 485


    [X] on May 1, 2002, pursuant to paragraph (b) of Rule 485


    [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


    [_] onthe seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485


    [_] on (date) pursuant to paragraph (a)(2) of Rule 485



Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 24f-2 Notice for the year ended December 31, 2001 was filed with the Commission on March 29, 2002.




================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))


Form N-4
Item No.                                                      Prospectus Heading
--------                                                      ------------------
  1.     Cover Page........................ Cover Page

  2.     Definitions....................... Important Terms You Should Know

  3.     Synopsis.......................... Table of Expenses

  4.     Condensed Financial Information... General Information--Performance; General
                                              Information--Financial Statements; Accumulation
                                              Unit Value Tables

  5.     General Description of Registrant, MetLife; Metropolitan Life Separate Account E; Your
         Depositor, and Portfolio Companies   Investment Choices; General Information--Voting
                                              Rights

  6.     Deductions and Expenses........... Table of Expenses; Deferred Annuities--Charges;
                                              Deferred Annuities--Withdrawal Charges; Deferred
                                              Annuities--Premium and Other Taxes; Income
                                              Options--Charges; General Information--Who
                                              Sells the Deferred Annuities; Appendix--Premium
                                              Tax Table

  7.     General Description of Variable    Variable Annuities; Classes of the Deferred Annuity;
         Annuity Contracts.................   Deferred Annuities--Purchase Payments (Allocation
                                              of Purchase Payments and Limits on Purchase
                                              Payments); Deferred Annuities--Transfer Privilege;
                                              General Information--Administration (Purchase
                                              Payments/Confirming Transactions/Transactions by
                                              Telephone or Internet/Processing Transactions/
                                              Changes to Your Deferred Annuity/When We Can
                                              Cancel Your Deferred Annuity)

  8.     Annuity Period.................... Important Terms You Should Know; Deferred
                                              Annuities--Pay-out Options (or Income Options);
                                              Income Payment Types/The Value of Your Income
                                              Payments; Optional Benefits--Guaranteed
                                              Minimum Income Benefit

  9.     Death Benefit..................... Deferred Annuities--Death Benefit Generally; Basic
                                              Death Benefit; Optional Benefits

 10.     Purchases and Annuity Values...... MetLife; Metropolitan Life Separate Account E; Deferred
                                              Annuities--Purchase Payments (Allocation of
                                              Purchase Payments and Limits on Purchase
                                              Payments); The Value of Your Investment; Income
                                              Options; Allocation; The Value of Your Income
                                              Payments; General Information--Administration
                                              (Purchase Payments)

Form N-4
Item No.                                                        Prospectus Heading
--------                                                        ------------------
 11.     Redemptions....................... Deferred Annuities--Access to Your Money (Systematic
                                              Withdrawal Program for Deferred Annuities and
                                              Minimum Distribution); Deferred Annuities--
                                              WIthdrawal Charges (When No Withdrawal Charge
                                              Applies); General Information--When We Can
                                              Cancel Your Deferred Annuity

 12.     Taxes............................. Income Taxes

 13.     Legal Proceedings................. Not Applicable

 14.     Table of Contents of the Statement Table of Contents of the Statement of Additional
         of Additional Information.........   Information

 15.     Cover Page........................ Cover Page

 16.     Table of Contents................. Table of Contents

 17.     General Information and History... Not Applicable

 18.     Services.......................... Independent Auditors; Services; Distribution of
                                              Certificates and Interests in the Deferred Annuities

 19.     Purchase of Securities Being       Not Applicable
         Offered...........................

 20.     Underwriters...................... Distribution of Certificates and Interests in the Deferred
                                              Annuities; Early Withdrawal Charge

 21.     Calculation of Performance Data... Performance Data

 22.     Annuity Payments.................. Variable Income Payments

 23.     Financial Statements.............. Financial Statements of the Separate Account; Financial
                                              Statements of MetLife

              VARIABLE ANNUITY

                                                     Preference Plus Select/SM/
                                                               Variable Annuity

PROSPECTUS

                                    [GRAPHIC]



                                                        Non-Qualified Annuities
                                                Individual Retirement Annuities
                                           Roth Individual Retirement Annuities
                                                   Simplified Employee Pensions

                                         SIMPLE Individual Retirement Annuities


[GRAPHIC]

                                                               [LOGO] MetLife(R)

                                                                    MAY 1, 2002


PREFERENCE PLUS SELECTSM VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").


--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity. Your choices may include the Fixed
Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), series of the New England Zenith Fund ("Zenith Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios, the series and the funds are referred to as "Portfolios" in this Prospectus.



Lehman Brothers(R) Aggregate Bond Index       Harris Oakmark Focused Value (formerly Harris
PIMCO Total Return                            Oakmark Mid Cap Value)
Salomon Brothers U.S. Government              Neuberger Berman Partners Mid Cap Value
State Street Research Bond Income             FI Mid Cap Opportunities*
Salomon Brothers Strategic Bond Opportunities Janus Mid Cap
State Street Research Diversified             MFS Mid Cap Growth
Lord Abbett Bond Debenture                    State Street Research Aggressive Growth
American Funds Growth-Income                  Loomis Sayles Small Cap
MetLife Stock Index                           Russell 2000(R) Index
MFS Investors Trust                           State Street Research Aurora (formerly State
MFS Research Managers                         Street Research Aurora Small Cap Value)
State Street Research Investment Trust        Franklin Templeton Small Cap Growth
Davis Venture Value                           Met/AIM Small Cap Growth*
FI Structured Equity*                         T. Rowe Price Small Cap Growth
Harris Oakmark Large Cap Value                PIMCO Innovation
State Street Research Large Cap Value*        Scudder Global Equity
American Funds Growth                         MFS Research International
Janus Growth                                  Morgan Stanley EAFE(R) Index
Putnam Large Cap Growth                       Putnam International Stock
T. Rowe Price Large Cap Growth                State Street Research Concentrated
Met/AIM Mid Cap Core Equity*                  International*
MetLife Mid Cap Stock Index                   American Funds Global Small Capitalization






  * These Portfolios are anticipated to be available on or about May 1, 2002, subject to state approval.

How to learn more:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 86 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893
(800) 638-7732
                                  [GRAPHIC]

                                 [LOGO] Metlife




 DEFERRED
 ANNUITIES
 AVAILABLE:

    . Non-Qualified
    . Traditional IRA
    . Roth IRA
    . Simplified Employee Pensions (SEPs)

    . SIMPLE Individual Retirement Annuities


 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
    . B
    . Bonus
    . C
    . L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

  . a bank deposit or obligation;

  . federally insured or guaranteed; or

  . endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

                               TABLE OF CONTENTS

      Important Terms You Should Know................................  5
      Table of Expenses..............................................  8
      Accumulation Unit Values Table................................. 20
      MetLife........................................................ 29
      Metropolitan Life Separate Account E........................... 29
      Variable Annuities............................................. 30
          The Deferred Annuity....................................... 30
          The Classes of the Deferred Annuity........................ 31
      Your Investment Choices........................................ 34
      Deferred Annuities............................................. 36
          The Deferred Annuity and Your Retirement Plan.............. 36
          Automated Investment Strategies and Enhanced Dollar Cost
            Averaging Program........................................ 36
          Purchase Payments.......................................... 39
              Allocation of Purchase Payments........................ 40
              Automated Purchase Payments............................ 40
              Limits on Purchase Payments............................ 40
          The Value of Your Investment............................... 41
          Transfer Privilege......................................... 42
          Access to Your Money....................................... 42
              Systematic Withdrawal Program.......................... 43
              Minimum Distribution................................... 44
          Charges.................................................... 44
              Separate Account Charge................................ 44
              Investment-Related Charge.............................. 45
              Annual Contract Fee.................................... 45
              Optional Guaranteed Minimum Income Benefit............. 46
          Premium and Other Taxes.................................... 46
          Withdrawal Charges......................................... 46
              When No Withdrawal Charge Applies...................... 48
          Free Look.................................................. 49
          Death Benefit--Generally................................... 49
              Basic Death Benefit.................................... 51
          Optional Benefits.......................................... 53
              Annual Step-Up Death Benefit........................... 53
              Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit........................................ 54
              Earnings Preservation Benefit.......................... 57
              Guaranteed Minimum Income Benefit (The Predictor)...... 59
          Pay-Out Options (or Income Options)........................ 61
          Income Payment Types....................................... 62

           Allocation............................................... 63
           Minimum Size of Your Income Payment...................... 63
           The Value of Your Income Payments........................ 64
           Transfer Privilege....................................... 65
           Charges.................................................. 66
       General Information.......................................... 67
           Administration........................................... 67
               Purchase Payments.................................... 67
               Confirming Transactions.............................. 67
               Processing Transactions.............................. 67
                  By Telephone or Internet.......................... 68
                  After Your Death.................................. 69
                  Third Party Requests.............................. 69
                  Valuation -- Suspension of Payments............... 69
           Advertising Performance.................................. 70
           Changes to Your Deferred Annuity......................... 72
           Voting Rights............................................ 72
           Who Sells the Deferred Annuities......................... 73
           Financial Statements..................................... 73
           Your Spouse's Rights..................................... 74
           When We Can Cancel Your Deferred Annuity................. 74
       Income Taxes................................................. 74
       Table of Contents for the Statement of Additional Information 86
       Appendix for Premium Tax Table............................... 87


MetLife does not intend to offer the Deferred Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

                                   [GRAPHIC]

[graphic]

Important Terms You Should Know

Account Balance

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

Accumulation Unit Value

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

Administrative Office


Your Administrative Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity. Your contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to call to make a request is 800-638-7732.


Annuitant

The natural person whose life is the measure for determining the duration and the dollar amount of income payments. The contract also permits the naming of contingent annuitants; contingent annuitants lives are the measure for determining the duration and the dollar amount of income payments if the annuitant has died before income payments begin.

Annuity Unit Value

With a variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

Assumed Investment Return (AIR)

Under a variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

Beneficiary


The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.


Contract

A contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

Contract Anniversary

An anniversary of the date we issue the Deferred Annuity.

Contract Year

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the contract and each Contract Anniversary thereafter.

Exchange

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

Investment Division


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Funds.


MetLife

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

Owner

The person or entity which has all rights including the right to direct who receives income payments.

Separate Account

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

Variable Annuity

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

Withdrawal Charge

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

You


In this Prospectus "you" is the owner of the Deferred Annuity. "You" is also the purchaser of a Deferred Annuity as a beneficiary of a deceased person's Individual Retirement Account.

     TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

     The following table shows Separate Account, Metropolitan Fund Class E, Zenith Fund Class E, Met Investors Fund Class E and American Funds Class 2 charges and expenses. The numbers in the table for the Separate Account, the Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds are based on past experience except where estimates or actual experience of other classes of shares are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds, which may be higher or lower. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program. The table does not show premium and other taxes which may apply. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 for an assumed average Account Balance of $39,000, that has an assumed 5% annual return on the investment, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit. These examples assume that reimbursement of expenses were in effect.


--------------------------------------------------------------------------------

  Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

  Contract Owner Transaction Expenses For All Investment Divisions Currently Offered

Sales Charge Imposed on Purchase Payments........................ None
Withdrawal Charge (as a percentage of each purchase payment) (1):

IF WITHDRAWN DURING YEAR                B CLASS BONUS CLASS C CLASS L CLASS
------------------------                ------- ----------- ------- -------
1......................................    7%        9%      None      7%
2......................................    6%        8%                6%
3......................................    6%        8%                5%
4......................................    5%        7%                0%
5......................................    4%        6%                0%
6......................................    3%        4%                0%
7......................................    2%        3%                0%
Thereafter.............................    0%        0%                0%


Transfer Fee (2)....................................................... None
(We reserve the right to impose a transfer fee in the future. The amount of this fee will be no greater than $25 per transfer.)
Surrender Fee.......................................................... None
Separate Account Annual Expenses (as a percentage of average daily net assets in the investment divisions)
  Separate Account Charge..............................................
    Separate Account Charge for all investment divisions except the
      American Funds Growth-Income, American Funds Growth and
      American Funds Global Small Capitalization Investment Divisions
      (3)*.............................................................


                                      B CLASS BONUS CLASS** C CLASS L CLASS
                                      ------- ------------- ------- -------
Basic Death Benefit............        1.25%      1.70%      1.65%   1.50%
Annual Step-Up Death Benefit... Basic  +.10%      +.10%      +.10%   +.10%
Greater of Annual Step-Up or 5% Basic  +.25%      +.25%      +.25%   +.25%
  Annual Increase Death Benefit
Earnings Preservation Benefit..         .25%       .25%       .25%    .25%
---------------------------------------------------------------------------


    Separate Account Charge for the American Funds
      Growth-Income, American Funds Growth and American
      Funds Global Small Capitalization Investment
      Divisions (3)*.........................................


                                      B CLASS BONUS CLASS** C CLASS L CLASS
                                      ------- ------------- ------- -------
Basic Death Benefit............        1.40%      1.85%      1.80%   1.65%
Annual Step-Up Death Benefit... Basic  +.10%      +.10%      +.10%   +.10%
Greater of Annual Step-Up or 5% Basic  +.25%      +.25%      +.25%   +.25%
  Annual Increase Death Benefit
Earnings Preservation Benefit..         .25%       .25%       .25%    .25%

* We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions.

** The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% (1.40% for amounts in any American Funds Investment Division) after you have held the contract for seven years.


  Other Contract Fees

Annual Contract Fee (4).............................................. $ 30
Guaranteed Minimum Income Benefit (5)................................  .35%

  Metropolitan Fund Class E Annual Expenses
                                                                                                      ----------------------------
  (as a percentage of average net assets) (15)                                            A+B+C=D                       D-E=F
                                                                             C             TOTAL                        TOTAL
                                                          A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                                      MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                         FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Portfolio....    .25      .15        .13            .53            .00            .53
State Street Research Diversified Portfolio (6)(7)...    .43      .15        .06            .64            .00            .64
MetLife Stock Index Portfolio........................    .25      .15        .06            .46            .00            .46
State Street Research Investment Trust Portfolio
  (6)(7).............................................    .48      .15        .05            .68            .00            .68
Harris Oakmark Large Cap Value Portfolio (6)(7)......    .75      .15        .11           1.01            .00           1.01
State Street Research Large Cap Value Portfolio
  (6)(10)(14)........................................    .70      .15        .86           1.71            .71           1.00
Janus Growth Portfolio (6)(10).......................    .80      .15       1.46           2.41           1.31           1.10
Putnam Large Cap Growth Portfolio (6)(8)(10).........    .80      .15        .32           1.27            .12           1.15
T. Rowe Price Large Cap Growth Portfolio (6)(7)......    .63      .15        .13            .91            .00            .91
MetLife Mid Cap Stock Index Portfolio (8)(10)........    .25      .15        .27            .67            .07            .60
Neuberger Berman Partners Mid Cap Value Portfolio
  (6)(7).............................................    .69      .15        .12            .96            .00            .96
Janus Mid Cap Portfolio (6)..........................    .67      .15        .07            .89            .00            .89
State Street Research Aggressive Growth Portfolio
  (6)(7).............................................    .71      .15        .06            .92            .00            .92
Russell 2000(R) Index Portfolio (8)(10)..............    .25      .15        .31            .71            .01            .70
State Street Research Aurora Portfolio (6)(9)........    .85      .15        .13           1.13            .00           1.13
Franklin Templeton Small Cap Growth Portfolio
  (6)(10)............................................    .90      .15       1.79           2.84           1.64           1.20
T. Rowe Price Small Cap Growth Portfolio (6).........    .52      .15        .09            .76            .00            .76
Scudder Global Equity Portfolio (6)..................    .62      .15        .18            .95            .00            .95
Morgan Stanley EAFE(R) Index Portfolio (10)..........    .30      .15        .52            .97            .07            .90
Putnam International Stock Portfolio (6)(7)..........    .90      .15        .26           1.31            .00           1.31




  Zenith Fund Class E Annual Expenses
                                                                                                 ----------------------------
                                                                                     A+B+C=D                       D-E=F
  (as a percentage of average net assets) (15)                          C             TOTAL                        TOTAL
                                                     A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                                 MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                    FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers U.S. Government Portfolio
   (10).........................................    .55      .15       .18             .88            .03            .85
 State Street Research Bond Income Portfolio
   (6)(13)......................................    .40      .15       .09             .64            .00            .64
 Salomon Brothers Strategic Bond
   Opportunities Portfolio (12).................    .65      .15       .19             .99            .00            .99
 MFS Investors Trust Portfolio (10).............    .75      .15       .62            1.52            .47           1.05
 MFS Research Managers Portfolio (7)(10)........    .75      .15       .31            1.21            .16           1.05
 Davis Venture Value Portfolio (6)(7)...........    .75      .15       .08             .98            .00            .98
 FI Structured Equity Portfolio(6)..............    .68      .15       .10             .93            .00            .93
 Harris Oakmark Focused Value Portfolio
   (7)(12)......................................    .75      .15       .12            1.02            .00           1.02
 FI Mid Cap Opportunities Portfolio
   (6)(10)(14)..................................    .80      .15       .50            1.45            .35           1.10
 Loomis Sayles Small Cap Portfolio (6)(7).......    .90      .15       .10            1.15            .00           1.15
                                                                                                 ----------------------------


  Met Investors Fund Class E Annual Expenses
                                                                                                 ---------------------------
                                                                                     A+B+C=D                       D-E=F
  (as a percentage of average net assets) (15)                          C             TOTAL                        TOTAL
                                                     A        B   OTHER EXPENSES EXPENSES BEFORE       E         EXPENSES
                                                 MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/    AFTER WAIVER/
                                                    FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------
          PIMCO Total
            Return
            Portfolio (11)......................     .50     .15        .65           1.30            .50           .80
          Lord Abbett
            Bond
            Debenture Portfolio
            (11)(13)............................     .60     .15        .15            .90            .05           .85
          Met/AIM Mid Cap
            Core Equity Portfolio
            (11)................................     .75     .15       6.18           7.08           6.03          1.05
          MFS Mid Cap
            Growth Portfolio
            (6)(11).............................     .65     .15       1.69           2.49           1.54           .95
          Met/AIM Small
            Cap Growth Portfolio
            (11)................................     .90     .15       4.07           5.12           3.92          1.20
          PIMCO
            Innovation
            Portfolio (11)......................    1.05     .15       2.91           4.11           2.86          1.25
          MFS Research
            International Portfolio
            (6)(11).............................     .80     .15       4.28           5.23           4.08          1.15
          State Street
            Research
            Concentrated
            International
            Portfolio (11)......................     .85     .15       4.59           5.59           4.34          1.25
                                                                                                 ---------------------------





  American Funds Class 2 Annual Expenses
                                                                                               ----------------------------
                                                                                    A+B+C=D
  (as a percentage of average net assets) (15)                                       TOTAL                       D-E=F
                                                                        C          EXPENSES                      TOTAL
                                                     A        B   OTHER EXPENSES    BEFORE           E       EXPENSES AFTER
                                                 MANAGEMENT 12b-1     BEFORE        WAIVER/       WAIVER/       WAIVER/
                                                    FEES    FEES  REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------
   American Funds Growth-Income Portfolio
     (6)........................................    .33      .25       .02            .60           .00            .60
   American Funds Growth Portfolio (6)..........    .37      .25       .01            .63           .00            .63
   American Funds Global Small
     Capitalization Portfolio (6)...............    .80      .25       .03           1.08           .00           1.08
                                                                                               ----------------------------

  Examples
  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 investment (where your total Account Balance is $39,000) assuming (16):
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract, with applicable withdrawal charges deducted.

                                     1     3     5    10
                                    YEAR YEARS YEARS YEARS
----------------------------------------------------------
Lehman Brothers(R) Aggregate Bond
  Index Division................... $ 98 $140  $183  $316
PIMCO Total Return Division........  101  148   197   342
Salomon Brothers U.S. Government
  Division.........................  101  150   199   347
State Street Research Bond Income
  Division.........................   99  143   189   329
Salomon Brothers Strategic Bond
  Opportunities Division...........  103  154   206   361
State Street Research Diversified
  Division.........................   99  143   189   327
Lord Abbett Bond Debenture Division  101  150   199   347
American Funds Growth-Income
  Division.........................  100  147   194   337
MetLife Stock Index Division.......   97  138   180   308
MFS Investors Trust Division.......  103  156   209   366
MFS Research Managers Division.....  103  156   209   366
State Street Research Investment
  Trust Division...................   99  144   191   330
Davis Venture Value Division.......  102  154   206   360
FI Structured Equity Division......  102  152   203   355
Harris Oakmark Large Cap Value
  Division.........................  103  155   207   363
State Street Research Large Cap
  Value Division...................  103  154   207   362
American Funds Growth Division.....  100  148   196   340
Janus Growth Division..............  104  157   212   371
Putnam Large Cap Growth Division...  104  159   214   376
T. Rowe Price Large Cap Growth
  Division.........................  102  152   202   353
Met/AIM Mid Cap Core Equity
  Division.........................  103  156   209   366
MetLife Mid Cap Stock Index
  Division.........................   99  142   187   323
Harris Oakmark Focused Value
  Division.........................  103  155   208   364
Neuberger Berman Partners Mid Cap
  Value Division...................  102  153   205   358
FI Mid Cap Opportunities Division..  104  157   212   371
Janus Mid Cap Division.............  102  151   201   351
MFS Mid Cap Growth Division........  102  153   204   357
State Street Research Aggressive
  Growth Division..................  102  152   203   354
Loomis Sayles Small Cap Division...  104  159   214   376
Russell 2000(R) Index Division.....  100  145   192   332
State Street Research Aurora
  Division.........................  104  158   213   374
Franklin Templeton Small Cap
  Growth Division..................  105  160   217   381
Met/AIM Small Cap Growth Division..  105  160   217   381
T. Rowe Price Small Cap Growth
  Division.........................  100  147   195   338
PIMCO Innovation Division..........  105  162   219   385
Scudder Global Equity Division.....  102  153   204   357
MFS Research International Division  104  159   214   376
Morgan Stanley EAFE(R) Index
  Division.........................  102  151   202   352
Putnam International Stock Division  106  164   222   391
State Street Research Concentrated
  International Division...........  105  162   219   385
American Funds Global Small
  Capitalization Division..........  105  161   218   383

  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 investment (where your total Account Balance is $39,000) assuming (16)(17):
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option) (no withdrawal charges would be deducted).

                                                1     3     5    10
                                               YEAR YEARS YEARS YEARS
           ----------------------------------------------------------
           Lehman Brothers(R) Aggregate Bond
             Index Division................... $28  $ 86  $147  $316
           PIMCO Total Return Division........  31    94   161   342
           Salomon Brothers U.S. Government
             Division.........................  31    96   163   347
           State Street Research Bond Income
             Division.........................  29    89   153   327
           Salomon Brothers Strategic Bond
             Opportunities Division...........  33   100   170   361
           State Street Research Diversified
             Division.........................  29    89   153   327
           Lord Abbett Bond Debenture Division  31    96   163   347
           American Funds Growth-Income
             Division.........................  30    93   158   337
           MetLife Stock Index Division.......  27    84   144   308
           MFS Investors Trust Division.......  33   102   173   366
           MFS Research Managers Division.....  33   102   173   366
           State Street Research Investment
             Trust Division...................  29    90   155   330
           Davis Venture Value Division.......  32   100   170   360
           FI Structured Equity Division......  32    98   167   355
           Harris Oakmark Large Cap Value
             Division.........................  33   101   171   363
           State Street Research Large Cap
             Value Division...................  33   100   171   362
           Janus Growth Division..............  34   103   176   371
           American Funds Growth Division.....  30    94   160   340
           Putnam Large Cap Growth Division...  34   105   178   376
           T. Rowe Price Large Cap Growth
             Division.........................  32    98   166   353
           Met/AIM Mid Cap Core Equity
             Division.........................  33   102   173   366
           MetLife Mid Cap Stock Index
             Division.........................  29    88   151   323
           Harris Oakmark Focused Value
             Division.........................  33   101   172   364
           Neuberger Berman Partners Mid Cap
             Value Division--.................  32    99   169   358
           FI Mid Cap Opportunities Division..  34   103   176   371
           Janus Mid Cap Division.............  32    97   165   351
           MFS Mid Cap Growth Division........  32    99   168   357
           State Street Research Aggressive
             Growth Division..................  32    98   167   354
           Loomis Sayles Small Cap Division...  34   105   178   376
           Russell 2000(R) Index Division.....  30    91   156   332
           State Street Researc-h Aurora
             Division-........................  34   104   177   374
           Franklin Templeton Small Cap
             Growth Division..................  35   106   181   381
           Met/AIM Small Cap Growth Division..  35   106   181   381
           T. Rowe Price Small Cap Growth
             Division.........................  30    93   159   338
           PIMCO Innovation Division..........  35   108   183   385
           Scudder Global Equity Division.....  32    99   168   357
           MFS Research International
             Division-........................  34   105   178   376
           Morgan Stanley EAFE(R) Index
             Division.........................  32    97   166   352
           Putnam International Stock Division  36   110   186   391
           State Street Research Concentrated
             International Division...........  35   108   183   385
           American Funds Global Small
             Capitalization Division..........  35   107   182   383

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 investment (where your total Account Balance is $39,000) assuming (16):
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract, with applicable withdrawal charges deducted.


                                1     3     5    10
                               YEAR YEARS YEARS YEARS
-----------------------------------------------------
Lehman Brothers(R) Aggregate
  Bond Index Division......... $122 $172  $224  $344
PIMCO Total Return Division...  125  180   237   370
Salomon Brothers U.S.
  Government Division.........  126  181   240   375
State Street Research Bond
  Income Division.............  124  175   229   355
Salomon Brothers Strategic
  Bond Opportunities Division.  127  186   247   388
State Street Research
  Diversified Division........  124  175   229   355
Lord Abbett Bond Debenture
  Division....................  126  181   240   375
American Funds Growth-Income
  Division....................  125  178   235   366
MetLife Stock Index Division..  122  170   220   337
MFS Investors Trust Division..  128  187   250   394
MFS Research Managers Division  128  187   250   394
State Street Research
  Investment Trust Division...  124  176   231   359
Davis Venture Value Division..  127  185   246   387
FI Structured Equity Division.  127  184   244   383
Harris Oakmark Large Cap
  Value Division..............  127  186   248   390
State Street Research Large
  Cap Value Division..........  127  186   247   389
Janus Growth Division.........  128  189   252   398
American Funds Growth Division  125  179   236   368
Putnam Large Cap Growth
  Division....................  129  190   254   403
T. Rowe Price Large Cap
  Growth Division.............  126  183   243   381
Met/AIM Mid Cap Core Equity
  Division....................  128  187   250   394
MetLife Mid Cap Stock Index
  Division....................  123  174   227   351
Harris Oakmark Focused Value
  Division....................  128  186   248   391
Neuberger Berman Partners Mid
  Cap Value Division--........  127  185   245   385
FI Mid Cap Opportunities
  Division....................  128  189   252   398
Janus Mid Cap Division........  126  183   242   379
MFS Mid Cap Growth Division...  127  184   245   384
State Street Research
  Aggressive Growth Division..  126  183   243   382
Loomis Sayles Small Cap
  Division....................  129  190   254   403
Russell 2000(R) Index Division  124  177   232   361
State Street Researc-h Aurora
  Division-...................  129  190   253   401
Franklin Templeton Small Cap
  Growth Division.............  129  192   257   407
Met/AIM Small Cap Growth
  Division....................  129  192   257   407
T. Rowe Price Small Cap
  Growth Division.............  125  179   235   366
PIMCO Innovation Division.....  130  193   259   412
Scudder Global Equity Division  127  184   245   384
MFS Research International
  Division-...................  129  190   254   403
Morgan Stanley EAFE(R) Index
  Division....................  126  183   242   380
Putnam International Stock
  Division....................  130  195   262   417
State Street Research
  Concentrated International
  Division....................  130  193   259   412
American Funds Global Small
  Capitalization Division.....  130  193   258   410

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 investment (where your total Account Balance is $39,000) assuming (16)(17):
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option) (no withdrawal charges would be deducted).


                                  1     3     5    10
                                 YEAR YEARS YEARS YEARS
-------------------------------------------------------
  Lehman Brothers(R)
  Aggregate Bond Index
  Division...................... $32  $100  $170  $344
  PIMCO Total Return Division...  35   108   183   370
  Salomon Brothers U.S.
  Government Division...........  36   109   186   375
  State Street Research Bond
  Income Division...............  34   103   175   355
  Salomon Brothers Strategic
  Bond Opportunities Division...  37   114   193   388
  State Street Research
  Diversified Division..........  34   103   175   355
  Lord Abbett Bond Debenture
  Division......................  36   109   186   375
  American Funds
  Growth-Income Division........  35   106   181   366
  MetLife Stock Index Division..  32    98   166   337
  MFS Investors Trust Division..  38   115   196   394
  MFS Research Managers
  Division......................  38   115   196   394
  State Street Research
  Investment Trust Division.....  34   104   177   359
  Davis Venture Value Division..  37   113   192   387
  FI Structured Equity
  Division......................  37   112   190   383
  Harris Oakmark Large Cap
  Value Division................  37   114   194   390
  State Street Research Large
  Cap Value Division............  37   114   193   389
  Janus Growth Division.........  38   117   198   398
  American Funds Growth
  Division......................  35   107   182   368
  Putnam Large Cap Growth
  Division......................  39   118   200   403
  T. Rowe Price Large Cap
  Growth Division...............  36   111   189   381
  Met/AIM Mid Cap Core Equity
  Division......................  38   115   196   394
  MetLife Mid Cap Stock Index
  Division......................  33   102   173   351
  Harris Oakmark Focused
  Value Division................  38   114   194   391
  Neuberger Berman Partners
  Mid Cap Value Division--......  37   113   191   385
  FI Mid Cap Opportunities
  Division......................  38   117   198   398
  Janus Mid Cap Division........  36   111   188   379
  MFS Mid Cap Growth Division...  37   112   191   384
  State Street Research
  Aggressive Growth Division....  36   111   189   382
  Loomis Sayles Small Cap
  Division......................  39   118   200   403
  Russell 2000(R) Index
  Division......................  34   105   178   361
  State Street Researc-h
  Aurora Division-..............  39   118   199   401
  Franklin Templeton Small
  Cap Growth Division...........  39   120   203   407
  MET/AIM Small Cap Growth
  Division......................  39   120   203   407
  T. Rowe Price Small Cap
  Growth Division...............  35   107   181   366
  PIMCO Innovation Division.....  40   121   205   412
  Scudder Global Equity
  Division......................  37   112   191   384
  MFS Research International
  Division-.....................  39   118   200   403
  Morgan Stanley EAFE(R)
  Index Division................  36   111   188   380
  Putnam International Stock
  Division......................  40   123   208   417
  State Street Research
  Concentrated International
  Division......................  40   121   205   412
  American Funds Global Small
  Capitalization Division.......  40   121   204   410

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 investment (where your total Account Balance is $39,000) assuming (16):
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Income Benefit; and
  . your select the Earnings Preservation Benefit; and . you surrender your contract, do not surrender your contract, you elect to annuitize, or you do not elect to annuitize (no withdrawal charges apply to the C
    Class).


                                                         1     3     5    10
                                                        YEAR YEARS YEARS YEARS
 -----------------------------------------------------------------------------
 Lehman Brothers(R) Aggregate Bond Index Division...... $32  $ 98  $167  $355
 PIMCO Total Return Division...........................  35   106   181   381
 Salomon Brothers U.S. Government Division.............  35   108   183   385
 State Street Research Bond Income Division............  33   101   173   365
 Salomon Brothers Strategic Bond Opportunities Division  37   112   190   398
 State Street Research Diversified Division............  33   101   173   365
 Lord Abbett Bond Debenture Division...................  35   108   183   385
 American Funds Growth-Income Division.................  34   105   178   376
 MetLife Stock Index Division..........................  31    96   164   348
 MFS Investors Trust Division..........................  37   114   193   404
 MFS Research Managers Division........................  37   114   193   404
 State Street Research Investment Trust Division.......  34   103   175   369
 Davis Venture Value Division..........................  37   112   190   397
 FI Structured Equity Division.........................  36   110   187   393
 Harris Oakmark Large Cap Value Division...............  37   113   191   400
 State Street Research Large Cap Value Division........  37   112   191   399
 Janus Growth Division.................................  38   115   196   408
 American Funds Growth Division........................  35   106   180   379
 Putnam Large Cap Growth Division......................  38   117   198   413
 T. Rowe Price Large Cap Growth Division...............  36   110   186   391
 Met/AIM Mid Cap Core Equity Division..................  37   114   193   404
 MetLife Mid Cap Stock Index Division..................  33   100   171   362
 Harris Oakmark Focused Value Division.................  37   113   192   401
 Neuberger Berman Partners Mid Cap Value Division......  36   111   189   396
 FI Mid Cap Opportunities Division.....................  38   115   196   408
 Janus Mid Cap Division................................  36   109   185   389
 MFS Mid Cap Growth Division...........................  36   111   188   395
 State Street Research Aggressive Growth Division......  36   110   187   392
 Loomis Sayles Small Cap Division......................  38   117   198   413
 Russell 2000(R) Index Division........................  34   103   176   371
 State Street Research Aurora Division.................  38   116   197   411
 Franklin Templeton Small Cap Growth Division..........  39   118   200   417
 Met/AIM Small Cap Growth Division.....................  39   118   200   417
 T. Rowe Price Small Cap Growth Division...............  34   105   179   377
 PIMCO Innovation Division.............................  39   120   203   422
 Scudder Global Equity Division........................  36   111   188   395
 MFS Research International Division...................  38   117   198   413
 Morgan Stanley EAFE(R) Index Division.................  36   109   186   390
 Putnam International Stock Division...................  40   122   206   427
 State Street Research Concentrated International
   Division............................................  39   120   203   422
 American Funds Global Small Capitalization Division...  39   119   202   420

  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 investment (where your total Account Balance is $39,000) assuming (16):
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract with applicable withdrawal charges deducted.


                                                             1     3     5    10
                                                            YEAR YEARS YEARS YEARS
----------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division........... $100 $139  $160  $340
PIMCO Total Return Division................................  103  147   173   366
Salomon Brothers U.S. Government Division..................  104  148   176   371
State Street Research Bond Income Division.................  102  142   165   351
Salomon Brothers Strategic Bond Opportunities Division.....  105  153   183   384
State Street Research Diversified Division.................  102  142   165   351
Lord Abbett Bond Debenture Division........................  104  148   176   371
American Funds Growth-Income Division......................  103  145   171   362
MetLife Stock Index Division...............................  100  136   156   333
MFS Investors Trust Division...............................  106  154   186   390
MFS Research Managers Division.............................  106  154   186   390
State Street Research Investment Trust Division............  102  143   167   355
Davis Venture Value Division...............................  105  152   182   383
FI Structured Equity Division..............................  105  151   180   379
Harris Oakmark Large Cap Value Division....................  105  153   184   386
State Street Research Large Cap Value Division.............  105  153   183   385
Janus Growth Division......................................  106  156   188   395
American Funds Growth Division.............................  103  146   172   365
Putnam Large Cap Growth Division...........................  107  157   191   399
T. Rowe Price Large Cap Growth Division....................  104  150   179   377
Met/AIM Mid Cap Core Equity Division.......................  106  154   186   390
MetLife Mid Cap Stock Index Division.......................  101  141   163   347
Harris Oakmark Focused Value Division......................  105  153   184   387
Neuberger Berman Partners Mid Cap Value Division...........  105  152   181   382
FI Mid Cap Opportunities Division..........................  106  156   188   395
Janus Mid Cap Division.....................................  104  149   178   375
MFS Mid Cap Growth Division................................  105  151   181   381
State Street Research Aggressive Growth Division...........  104  150   179   378
Loomis Sayles Small Cap Division...........................  107  157   191   399
Russell 2000(R) Index Division.............................  102  144   168   357
State Street Research Aurora Division......................  107  157   190   397
Franklin Templeton Small Cap Growth Division...............  107  159   193   404
Met/AIM Small Cap Growth Division..........................  107  159   193   404
T. Rowe Price Small Cap Growth Division....................  103  146   171   363
PIMCO Innovation Division..................................  108  160   196   408
Scudder Global Equity Division.............................  105  151   181   381
MFS Research International Division........................  107  157   191   399
Morgan Stanley EAFE(R) Index Division......................  104  150   178   376
Putnam International Stock Division........................  108  162   198   414
State Street Research Concentrated International Division..  108  160   196   408
American Funds Global Small Capitalization Division........  108  160   195   407

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 investment (where your total Account Balance is $39,000 (16)(17):
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option) (no withdrawal charges would be deducted).


                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Lehman Brothers(R) Aggregate Bond Index Division. $30   $ 94   $160   $340
  PIMCO Total Return Division......................  33    102    173    366
  Salomon Brothers U.S. Government Division........  34    103    176    371
  State Street Research Bond Income Division.......  32     97    165    351
  Salomon Brothers Strategic Bond Opportunities
    Division.......................................  35    108    183    384
  State Street Research Diversified Division.......  32     97    165    351
  Lord Abbett Bond Debenture Division..............  34    103    176    371
  State Street Research Large Cap Value Division...  35    108    183    385
  MetLife Stock Index Division.....................  30     91    156    333
  MFS Investors Trust Division.....................  36    109    186    390
  MFS Research Managers Division...................  36    109    186    390
  State Street Research Investment Trust Division..  32     98    167    355
  Harris Oakmark Large Cap Value Division..........  35    108    184    386
  Davis Venture Value Division.....................  35    107    182    383
  FI Structured Equity Division....................  35    106    180    379
  American Funds Growth-Income Division............  33    100    171    362
  Janus Growth Division............................  36    111    188    395
  American Funds Growth Division...................  33    101    172    365
  Putnam Large Cap Growth Division.................  37    112    191    399
  T. Rowe Price Large Cap Growth Division..........  34    105    179    377
  Met/AIM Mid Cap Core Equity Division.............  36    109    186    390
  MetLife Mid Cap Stock Index Division.............  31     96    163    347
  Harris Oakmark Focused Value Division............  35    108    184    387
  Neuberger Berman Partners Mid Cap Value Division.  35    107    181    382
  FI Mid Cap Opportunities Division................  36    111    188    395
  Janus Mid Cap Division...........................  34    104    178    375
  MFS Mid Cap Growth Division......................  35    106    181    381
  State Street Research Aggressive Growth Division.  34    105    179    378
  Loomis Sayles Small Cap Division.................  37    112    191    399
  Russell 2000(R) Index Division...................  32     99    168    357
  State Street Research Aurora Division............  37    112    190    397
  Franklin Templeton Small Cap Growth Division.....  37    114    193    404
  Met/AIM Small Cap Growth Division................  37    114    193    404
  T. Rowe Price Small Cap Growth Division..........  33    101    171    363
  PIMCO Innovation Division........................  38    115    196    408
  Scudder Global Equity Division...................  35    106    181    381
  MFS Research International Division..............  37    112    191    399
  Morgan Stanley EAFE(R) Index Division............  34    105    178    376
  Putnam International Stock Division..............  38    117    198    414
  State Street Research Concentrated International
    Division.......................................  38    115    196    408
  American Funds Global Small Capitalization
    Division.......................................  38    115    195    407

   TABLE OF EXPENSES


/1/ There are times when the withdrawal charge does not apply to amounts that are withdrawn from a Deferred Annuity. You may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.

/2/ We reserve the right to limit transfers as described later in this Prospectus.

/3/ You pay the Separate Account charge with the basic death benefit for your class of the Deferred Annuity if you are in the pay-out phase of your contract.

/4/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.

/5/ The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in the Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account Balance, your Enhanced Dollar Cost Averaging Program and your Separate Account Balance. (We take amounts from the Separate Account by cancelling accumulation units.) You do not pay this charge once you are in the pay-out phase of your contract.

/6/ Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and SAI for each respective fund.


/7/ Certain Metropolitan Fund and Zenith Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's expenses. The expense information for the Metropolitan Fund and the Zenith Fund Portfolios does not reflect these reductions or credits.



/8/ MetLife Advisers, LLC ("MetLife Advisers") agreed to pay all expenses in excess of .20% and .30% of the average net assets for the MetLife Mid Cap Stock Index and the Putnam Large Cap Growth Portfolios and the Russell 2000(R) Index Portfolio, respectively, through April 30, 2002. Expenses exclude management fees, brokerage commissions, taxes, interest and extraordinary or nonrecurring expenses and 12b-1 Plan fees (hereafter "Expenses"). The "Other Expenses Before Reimbursement" for these Portfolios assumes no reduction of expenses of any kind. The "Total Expenses After Wavier/Reimbursement" information for these Portfolios reflects expenses reimbursed in calendar year 2001. The effect of such reimbursements is that performance results are increased.





/9/ MetLife Advisers agreed to pay all Expenses in excess of .20% of the average net assets for the State Street Research Aurora Portfolio through April 30, 2002. The Portfolio's expenses did not exceed the limitation for the year ended December 31, 2001.



/10/Pursuant to Expense Agreements, MetLife Advisers has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes or extraordinary expenses) ("Operating Expenses") as necessary to limit total Operating Expenses to the annual percentage of average daily net assets of Class E shares of the following Portfolios as indicated:



           Portfolio                                       Percentage
           ---------                                       ----------
           Morgan Stanley EAFE(R) Index Portfolio             0.90
           Putnam Large Cap Growth Portfolio                  1.15
           MetLife Mid Cap Stock Index Portfolio              0.60
           Russell 2000(R) Index Portfolio                    0.70
           Janus Growth Portfolio                             1.10
           Franklin Templeton Small Cap Growth Portfolio      1.20
           State Street Research Large Cap Value Portfolio    1.00
           MFS Investors Trust Portfolio                      1.05
           MFS Research Managers Portfolio                    1.05
           Salomon Brothers U.S. Government Portfolio         0.85
           FI Mid Cap Opportunities Portfolio                 1.10



    This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses falls below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" for the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers, the Salomon Brothers U.S. Government and the Morgan Stanley EAFE(R) Index. Portfolios assumes no reduction of expenses of any kind. The "Total Expenses After Waiver/Reimbursement" information reflect expenses waived or reimbursed in the calendar year 2001 for the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers and the Salomon Brothers U.S. Government Portfolios. The "Total Expenses After Waiver/Reimbursement" information for the Morgan Stanley EAFE(R) Index Portfolio is restated to reflect expenses as if the Expense Agreement was in effect for the entire current year. The effect of such waiver and reimbursement is that performance results are increased.



/11/Class E shares of the MFS Mid Cap Growth, MFS Research International, PIMCO
    Total Return and PIMCO Innovation Portfolios began operations on October 31, 2001. The "Other Expenses Before Reimbursement" for these Portfolios reflects annualized expenses for the full calendar year 2001. Class E shares of the Lord Abbett Bond Debenture, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios began operations in April, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios reflects an estimate of expenses for the calendar year 2002 and are based on each Portfolio's Class E shares.



    Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement whereby, until at least April 30, 2003, MetLife Investors has agreed to waive its investment management fee or pay operating expenses (exclusive of interest, taxes, brokerage commissions, or extraordinary expenses and 12b-1 Plan fees) as necessary to limit total expenses to the percentage of daily net assets to the following percentages: .65% for the PIMCO Total Return Portfolio, 1.10% for the PIMCO Innovation Portfolio, .80% for the MFS Mid Cap Growth Portfolio, 1.00% for the MFS Research International Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, .90% for the Met/AIM Mid Cap Core Equity Portfolio and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Fund's Board of Trustees, be repaid to the investment manager. For the MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios, the "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire calendar year 2001. The effect of such waiver and reimbursement is that performance results are increased.



/12/Pursuant to an Expense Agreement, MetLife Advisers agreed to pay the operating expenses of the Class E shares of these Portfolios (exclusive of any brokerage costs, interest, taxes or extraordinary expenses) in excess of 1.05% of average net assets for all of these Portfolios through April 30, 2002. The Salomon Brothers Strategic Bond Opportunities and Harris Oakmark Focused Value Portfolios expenses did not exceed the limitation for the year ended December 31, 2001.



/13/On April 29, 2002, the State Street Research Income Portfolio of the
    Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the Zenith Fund. On April 29, 2002, the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Fund.





/14/These Portfolios began operations on April 30, 2002. The "Other Expenses
    Before Reimbursement" information for these Portfolios reflects an estimate of expenses for calendar year 2002. The "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire current year. The effect of such reimbursements is that performance results are increased.



/15/Each of the Metropolitan Fund, Zenith Fund, Met Investors Fund and American
    Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee.



/16/These examples assume that reimbursement of expenses was in effect.



/17/These examples assume no withdrawal charges are applicable. In order to make this assumption for a pay-out option under your Deferred Annuity, we also assumed that you selected an income payment type under which you will receive payments over your lifetime.

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION




   These tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from inception (August 3, 2001) to year end. The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greatest of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit and Guaranteed Minimum Income Benefit. (In terms of the calculation for this mix, the Guaranteed Minimum Income Benefit charge is made by canceling accumulation units and, therefore, the charge is not reflected in the Accumulation Unit Value. However, purchasing this option with the others will result in the highest overall charge.) The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.



----------------------------------------------------------------------------------------

                                                                           NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               INCEPTION   END OF YEAR    ACCUMULATION
ANNUITIES Table I and Bar Chart I            ACCUMULATION ACCUMULATION UNITS END OF YEAR
(Highest Possible Mix)                  YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond Index
  Division............................. 2001    $10.95       $11.12            0

  [CHART]

Lehman Brothers(R) Aggregate Bond Index
Division

2001
-----
11.12

   Year End Accumulation Unit Value

PIMCO Total Return Division............ 2001     10.21        10.37            0

  [CHART]

PIMCO Total Return Division

2001
----
10.37

   Year End Accumulation Unit Value
Salomon Brothers U.S. Government
  Division............................. 2001     13.73        13.95            0

  [CHART]

Salomon Brothers U.S. Government
Division

2001
----
13.95

   Year End Accumulation Unit Value

State Street Research Income Division
  (a).................................. 2001     35.51        36.37            0

  [CHART]

State Street Research Income Division
2001
-------
36.37

   Year End Accumulation Unit Value

Salomon Brothers Strategic Bond
  Opportunities Division............... 2001     14.76        15.00            0

  [CHART]

Salomon Brothers Strategic Bond
Opportunities Division

2001
-------
15.00

   Year End Accumulation Unit Value

State Street Research Diversified
  Division............................. 2001     32.93        31.99            0

  [CHART]

State Street Research Diversified
Division

2001
----
31.99

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------

                                                                           NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               INCEPTION   END OF YEAR    ACCUMULATION
ANNUITIES Table I and Bar Chart I            ACCUMULATION ACCUMULATION UNITS END OF YEAR
(Highest Possible Mix)                  YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------

Loomis Sayles HIgh Yield Bond Division
  (b).................................. 2001   $ 10.39       $10.11            0(b)

  [CHART]

Loomis Sayles High Yield Bond Division
2001
-------
10.11

   Year End Accumulation Unit Value

American Funds Growth-Income Division.. 2001     75.25        72.02            0

  [CHART]

American Funds Growth-Income Division

2001
----
72.02

   Year End Accumulation Unit Value
MetLife Stock Index Division........... 2001     34.83        32.78            0

  [CHART]

MetLife Stock Index Division

2001
----
32.78

   Year End Accumulation Unit Value

MFS Investors Trust Division........... 2001      8.57         8.12            0

  [CHART]

MFS Investors Trust Division

2001
----
8.12

   Year End Accumulation Unit Value

MFS Research Managers Division......... 2001      9.23         8.24            0

  [CHART]

MFS Research Managers Division

2001
----
8.24

   Year End Accumulation Unit Value

State Street Research Investment Trust
  Division............................. 2001     61.03        56.77            0

  [CHART]

State Street Research Investment Trust
Division

2001
----
56.77

   Year End Accumulation Unit Value
Davis Venture Value Division........... 2001     25.75        24.97            0

  [CHART]

Davis Venture Value Division

2001
----
24.97

   Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division 2001     11.40        11.20            0

  [CHART]

Harris Oakmark Large Cap Value Division

2001
------
11.20

   Year End Accumulation Unit Value

American Funds Growth Division......... 2001    107.26        96.82            0

  [CHART]

American Funds Growth Division

2001
------
96.82

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------

                                                                           NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               INCEPTION   END OF YEAR    ACCUMULATION
ANNUITIES Table I and Bar Chart I            ACCUMULATION ACCUMULATION UNITS END OF YEAR
(Highest Possible Mix)                  YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------

Janus Growth Division.................. 2001    $ 8.85       $ 7.71            0

  [CHART]

Janus Growth Division

2001
------
7.71

   Year End Accumulation Unit Value

Putnam Large Cap Growth Division....... 2001      5.34         4.86            0

  [CHART]

Putnam Large Cap Growth Division

2001
----
4.86

   Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division 2001     11.40        11.23            0

  [CHART]

T. Rowe Price Large Cap Growth Division

2001
----
11.23

   Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division... 2001     10.34        10.20            0

  [CHART]

MetLife Mid Cap Stock Index Division

2001
-------
10.20

   Year End Accumulation Unit Value

Harris Oakmark Focused Value Division.. 2001     23.78        24.52            0

  [CHART]

Harris Oakmark Focused Value Division

2001
------
24.52

   Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value
  Division............................. 2001     15.05        14.69            0

  [CHART]

Neuberger Berman Partners Mid Cap Value
Division

2001
------
14.69

   Year End Accumulation Unit Value

Janus Mid Cap Division................. 2001     17.58        15.08            0

  [CHART]

Janus Mid Cap Division

2001
------
15.08

   Year End Accumulation Unit Value

MFS Mid Cap Growth Division............ 2001      8.61         8.20            0

  [CHART]

MFS Mid Cap Growth Division

2001
------
8.20

   Year End Accumulation Unit Value

State Street Research Aggressive Growth
  Division............................. 2001     33.43        31.42            0

  [CHART]

State Street Research Aggressive Growth
Division

2001
------
31.42

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------

                                                                           NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               INCEPTION   END OF YEAR    ACCUMULATION
ANNUITIES Table I and Bar Chart I            ACCUMULATION ACCUMULATION UNITS END OF YEAR
(Highest Possible Mix)                  YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------

Loomis Sayles Small Cap Division....... 2001    $21.66       $21.13            0

  [CHART]

Loomis Sayles Small Cap Division

2001
------
21.13

   Year End Accumulation Unit Value
Russell 2000(R) Index Division......... 2001     11.77        11.67            0

  [CHART]

Russell 2000(R) Index Division

2001
------
11.67

   Year End Accumulation Unit Value

State Street Research Aurora Division.. 2001     14.10        13.81            0

  [CHART]

State Street Research Aurora Division

2001
------
13.81

   Year End Accumulation Unit Value

Franklin Templeton Small Cap Growth
  Division............................. 2001      9.16         8.75            0

  [CHART]

Franklin Templeton Small Cap Growth
Division

2001
------
8.75

   Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth Division 2001     11.85        11.62            0

  [CHART]

T. Rowe Price Small Cap Growth Division

2001
------
11.62

   Year End Accumulation Unit Value

PIMCO Innovation Division.............. 2001      7.03         6.05            0

  [CHART]

PIMCO Innovation Division

2001
------
6.05

   Year End Accumulation Unit Value

Scudder Global Equity Division......... 2001     12.49        11.74            0

  [CHART]

Scudder Global Equity Division

2001
------
11.74

   Year End Accumulation Unit Value

MFS Research International Division.... 2001      8.99         8.32            0

  [CHART]

MFS Research International Division

2001
------
8.32

   Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division.. 2001      9.18         8.40            0

  [CHART]

Morgan Stanley EAFE(R) Index Division

2001
------
8.40

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------

                                                                           NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               INCEPTION   END OF YEAR    ACCUMULATION
ANNUITIES Table I and Bar Chart I            ACCUMULATION ACCUMULATION UNITS END OF YEAR
(Highest Possible Mix)                  YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------

Putnam International Stock Division.... 2001    $11.30       $10.52            0

  [CHART]

Putnam International Stock Division

2001
------
10.52

   Year End Accumulation Unit Value

American Funds Global Small
  Capitalization Division.............. 2001     13.44        13.08            0

  [CHART]

American Funds Global Small
Capitalization Division

2001
------
13.08

   Year End Accumulation Unit Value

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION





-----------------------------------------------------------------------------------
                                                                      NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          INCEPTION   END OF YEAR    ACCUMULATION
ANNUITIES Table II and Bar Chart        ACCUMULATION ACCUMULATION UNITS END OF YEAR
II (Lowest Possible Mix)           YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond
  Index Division.................. 2001    $11.23       $11.46            0

   [CHART]

Lehman Brothers(R) Aggregate Bond
Index Division

2001
------
11.46

 Year End Accumulation Unit Value

PIMCO Total Return Division....... 2001     10.26        10.46            0

   [CHART]

PIMCO Total Return Division

2001
------
10.46

 Year End Accumulation Unit Value

Salomon Brothers U.S. Government
  Division........................ 2001     14.64        14.94            0

   [CHART]

Salomon Brothers U.S. Government
Division

2001
------
14.94

 Year End Accumulation Unit Value

State Street Research Income
  Division........................ 2001     42.18        43.36              0

   [CHART]

State Street Research Income
Division

2001
--------
43.36

 Year End Accumulation Unit Value

Salomon Brothers Strategic Bond
  Opportunities Division.......... 2001     15.74        16.06            0

   [CHART]

Salomon Brothers Strategic Bond
Opportunities Division

2001
------
16.06

 Year End Accumulation Unit Value

State Street Research Diversified
  Division........................ 2001     38.00        37.06            0

   [CHART]

State Street Research Diversified
Division

2001
------
37.06

 Year End Accumulation Unit Value

Loomis Sayles High Yield Bond
  Division (b).................... 2001     10.84        10.58            0 (b)

   [CHART]

Loomis Sayles High Yield Bond
Division
2001
-------
10.58

 Year End Accumulation Unit Value

American Funds Growth-Income
  Division........................ 2001     88.86        85.37            0

   [CHART]

American Funds Growth-Income
Division

2001
------
85.37

 Year End Accumulation Unit Value

MetLife Stock Index Division...... 2001     38.76        36.62            0

   [CHART]

MetLife Stock Index Division

2001
------
36.62

 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------
                                                                      NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          INCEPTION   END OF YEAR    ACCUMULATION
ANNUITIES Table II and Bar Chart        ACCUMULATION ACCUMULATION UNITS END OF YEAR
II (Lowest Possible Mix)           YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------
MFS Investors Trust Division...... 2001   $  8.75      $  8.33            0

   [CHART]

MFS Investors Trust Division

2001
------
8.33

 Year End Accumulation Unit Value

MFS Research Managers Division.... 2001      9.43         8.31            0

   [CHART]

MFS Research Managers Division

2001
------
8.31

 Year End Accumulation Unit Value

State Street Research Investment
  Trust Division.................. 2001     72.49        67.70            0

   [CHART]

State Street Research Investment
Trust Division

2001
-------
67.70

 Year End Accumulation Unit Value

Davis Venture Value Division...... 2001     27.46        26.73            0

   [CHART]

Davis Venture Value Division

2001
------
26.73

 Year End Accumulation Unit Value

Harris Oakmark Large Cap Value
  Division........................ 2001     11.70        11.54            0

   [CHART]

Harris Oakmark Large Cap Value
Division

2001
------
11.54

 Year End Accumulation Unit Value

American Funds Growth Division.... 2001    126.65       114.78            0

   [CHART]

American Funds Growth Division

2001
------
114.78

 Year End Accumulation Unit Value

Janus Growth Division............. 2001      8.87         7.75            0

   [CHART]

Janus Growth Division

2001
------
7.75

 Year End Accumulation Unit Value

Putnam Large Cap Growth Division.. 2001      5.40         4.94            0

   [CHART]

Putnam Large Cap Growth Division

2001
------
4.94

 Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth
  Division........................ 2001     11.70        11.57            0

   [CHART]

T. Rowe Price Large Cap Growth
Division

2001
------
11.57

 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------
                                                                      NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          INCEPTION   END OF YEAR    ACCUMULATION
ANNUITIES Table II and Bar Chart        ACCUMULATION ACCUMULATION UNITS END OF YEAR
II (Lowest Possible Mix)           YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------
MetLife Mid Cap Stock Index
  Division........................ 2001    $10.45       $10.35            0

   [CHART]

MetLife Mid Cap Stock Index
Division

2001
----
10.35

 Year End Accumulation Unit Value

Harris Oakmark Focused Value
  Division........................ 2001     25.72        26.62            0

   [CHART]

Harris Oakmark Focused Value
Division

2001
------
26.62

 Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap
  Value Division.................. 2001     15.44        15.14            0

   [CHART]

Neuberger Berman Partners Mid Cap
Value Division

2001
----
15.14

 Year End Accumulation Unit Value

Janus Mid Cap Division............ 2001     18.33        15.79            0

   [CHART]

Janus Mid Cap Division

2001
------
15.79

 Year End Accumulation Unit Value

MFS Mid Cap Growth Division....... 2001      8.65         8.27            0

   [CHART]

MFS Mid Cap Growth Division

2001
------
8.27

 Year End Accumulation Unit Value

State Street Research Aggressive
  Growth Division................. 2001     37.92        35.78            0

   [CHART]

State Street Research Aggressive
Growth Division

2001
------
35.78

 Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.. 2001     23.21        22.73            0

   [CHART]

Loomis Sayles Small Cap Division

2001
------
22.73

 Year End Accumulation Unit Value

Russell 2000(R) Index Division.... 2001     12.08        12.03            0

   [CHART]

Russell(R) 2000 Index Division

2001
------
12.03

 Year End Accumulation Unit Value

State Street Research Aurora
  Division........................ 2001     14.24        14.01            0

   [CHART]

State Street Research Aurora
Division

2001
------
14.01

 Year End Accumulation Unit Value

------------------------------------------------------------------------------------
                                                                       NUMBER OF
PREFERENCE PLUS SELECT DEFERRED           INCEPTION   END OF YEAR    ACCUMULATION
ANNUITIES Table II and Bar Chart         ACCUMULATION ACCUMULATION UNITS END OF YEAR
II (Lowest Possible Mix)            YEAR  UNIT VALUE   UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------
Franklin Templeton Small Cap
  Growth Division.................. 2001    $ 9.18       $ 8.81            0

   [CHART]

Franklin Templeton Small Cap
Growth Division

2001
------
8.81

 Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth
  Division......................... 2001     12.36        12.17            0

   [CHART]

T. Rowe Price Small Cap Growth
Division

2001
------
12.17

 Year End Accumulation Unit Value

PIMCO Innovation Division.......... 2001      7.06         6.10            0

   [CHART]

PIMCO Innovation Division

2001
------
6.10

 Year End Accumulation Unit Value

Scudder Global Equity Division..... 2001     13.02        12.29            0

   [CHART]

Scudder Global Equity Division

2001
------
12.29

 Year End Accumulation Unit Value

MFS Research International Division 2001      9.03         8.39            0

   [CHART]

MFS Research International Division

2001
------
8.39

 Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index
  Division......................... 2001      9.42         8.65            0

   [CHART]

Morgan Stanley EAFE(R) Index
Division

2001
------
8.65

 Year End Accumulation Unit Value

Putnam International Stock Division 2001     12.45        11.65            0

   [CHART]

Putnam International Stock Division

2001
------
11.65

 Year End Accumulation Unit Value

American Funds Global Small
  Capitalization Division.......... 2001     13.87        13.55            0

   [CHART]

American Funds Global Small
Capitalization Division

2001
------
13.55

 Year End Accumulation Unit Value

-----------

(a)The assets in this investment division merged into the State Street Research Bond Income Division on April 29, 2002. This investment division is no longer available under the Deferred Annuity.


(b)The assets in this investment division merged into the Lord Abbett Bond Debenture Division on April 29, 2002. This investment division is no longer available under the Deferred Annuity.

MetLife

       Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was
formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc. through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

                                   [GRAPHIC]

Metropolitan Life

Separate Account E
       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

Variable Annuities
                                   [GRAPHIC]
[SIDEBAR: A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.]

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Account." With the Fixed Account, your money earns a rate of interest that we guarantee. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

The Deferred Annuity

    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRA's receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

The pay-out phase begins when you either take all of your money out of the account or elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features common to all of the Deferred Annuities (except the Enhanced Dollar Cost Averaging Program). Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the basic death benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the basic death benefit. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the basic death benefit and no optional benefits. These optional benefits are:

[_]an Annual Step-Up Death Benefit;

[_]the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

[_]Earnings Preservation Benefit; and

[_]a Guaranteed Minimum Income Benefit.

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

Classes of the Deferred Annuity

B Class

The B Class has a 1.25% annual Separate Account charge and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.35% to 1.50%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.60% to 1.75%.
                                   [GRAPHIC]

The Bonus Class (may also be known as the "B Plus Class" in our sales literature and advertising)


You may purchase a contract in the Bonus Class before your 81st birthday. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied pro-rata to the Fixed Account and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge and a declining seven year withdrawal charge on each purchase payment. The Separate Account charge declines 0.45% to 1.25% after you have held the contract for seven years. If you choose either of the optional death benefits, the Separate Account charge would range from 1.80% to 1.95%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.05% to 2.20%.


Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical rates of return for a Deferred Annuity with the 3% credit compared to a contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.


                                     Bonus Class                B Class
                               (1.70% Separate Account  (1.25% Separate Account
Contract Year                 charge for first 7 years)    charge all years)
-------------------------------------------------------------------------------
1                                      $54,770                  $53,400
-------------------------------------------------------------------------------
2                                      $58,248                  $57,031
-------------------------------------------------------------------------------
3                                      $61,947                  $60,909
-------------------------------------------------------------------------------
4                                      $65,881                  $65,051
-------------------------------------------------------------------------------
5                                      $70,064                  $69,475
-------------------------------------------------------------------------------
6                                      $74,513                  $74,199
-------------------------------------------------------------------------------
7                                      $79,245                  $79,244
-------------------------------------------------------------------------------
8                                      $84,633                  $84,633
-------------------------------------------------------------------------------
9                                      $90,388                  $90,388
-------------------------------------------------------------------------------
10                                     $96,535                  $96,534
-------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the amount will be increased by any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.


If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new contract will be issued in order to facilitate the distribution of payments. The new contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the contract will be issued as a B Class Deferred Annuity.


C Class

The C Class has a 1.65% annual Separate Account charge and no withdrawal charge. If you choose either of the optional death benefits, the Separate Account charge would range from 1.75% to 1.90%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.00% to 2.15%. The Enhanced Dollar Cost Average Program is not available with the C Class Deferred Annuity.

L Class

The L Class has a 1.50% annual Separate Account charge and a declining three year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.60% to 1.75%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.85% to 2.00%.

Your Investment Choices


The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class E of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund, and
Class 2 of the American Funds, each imposes a 12b-1 Plan fee.


[SIDEBAR: The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.]


The investment choices are listed in the approximate risk relationship among the available Portfolios, with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.



The following list of investment choices includes six Portfolios, subject to state approval, we anticipate will be available on or about May 1, 2002.





[SIDEBAR: The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.]



Lehman Brothers(R) Aggregate Bond Index                                            [GRAPHIC]
Portfolio                                       Loomis Sayles Small Cap Portfolio
PIMCO Total Return Portfolio                    Russell 2000(R) Index Portfolio
Salomon Brothers U.S. Government Portfolio      State Street Research Aurora Portfolio
State Street Research Bond Income Portfolio     (formerly State Street Research Aurora
Salomon Brothers Strategic Bond                 Small Cap Value Portfolio)
Opportunities Portfolio                         Franklin Templeton Small Cap Growth
State Street Research Diversified Portfolio     Portfolio
Lord Abbett Bond Debenture Portfolio            Met/AIM Small Cap Growth Portfolio
American Funds Growth-Income Portfolio          T. Rowe Price Small Cap Growth Portfolio
MetLife Stock Index Portfolio                   PIMCO Innovation Portfolio
MFS Investors Trust Portfolio                   Scudder Global Equity Portfolio
MFS Research Managers Portfolio                 MFS Research International Portfolio
State Street Research Investment Trust          Morgan Stanley EAFE(R) Index Portfolio
Portfolio                                       Putnam International Stock Portfolio
Davis Venture Value Portfolio                   State Street Research Concentrated
FI Structured Equity Portfolio                  International Portfolio
Harris Oakmark Large Cap Value Portfolio        American Funds Global Small Capitalization
State Street Research Large Cap Value Portfolio Portfolio
American Funds Growth Portfolio
Janus Growth Portfolio
Putnam Large Cap Growth Portfolio
T. Rowe Price Large Cap Growth Portfolio
Met/AIM Mid Cap Core Equity Portfolio
MetLife Mid Cap Stock Index Portfolio
Harris Oakmark Focused Value Portfolio
(formerly Harris Oakmark Mid Cap Value
Portfolio)
Neuberger Berman Partners Mid Cap Value
Portfolio
FI Mid Cap Opportunities Portfolio
Janus Mid Cap Portfolio
MFS Mid Cap Growth Portfolio
State Street Research Aggressive Growth
Portfolio


[SIDEBAR: While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.]

Subject to state approval, FI Structured Equity, FI Mid Cap Opportunities, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available May 1, 2002.



Some of the investment choices may not be available under the terms of your Deferred Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:


[_]We have restricted the available investment divisions.



[_]Some of the investment divisions are not approved in your state.


[_]Your employer, association or other group contract holder limits the available investment divisions.



The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Janus Mid Cap, the Harris Oakmark Focused Value, State Street Research Concentrated International and the MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.



The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds.



In addition, the Metropolitan Fund, the Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

Deferred Annuities

[SIDEBAR: These Deferred Annuities may be either issued to you as an individual or to a non-natural entity, such as a trust.]

This prospectus describes the following Deferred Annuities under which you can accumulate money:


  [_] Non-Qualified

  [_] Traditional IRAs (Individual Retirement Annuities)

  [_] Roth IRAs (Roth Individual Retirement Annuities)

  [_] SEPs (Simplified Employee Pensions)


   [_]SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual
      Retirement Annuities)

                                                                [GRAPHIC]

The Deferred Annuity and Your Retirement Plan


  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.


[SIDEBAR: We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.]

Automated Investment Strategies and Enhanced Dollar Cost Averaging Program
  There are four automated investment strategies and an Enhanced Dollar Cost Av Program is not available to the Bonus or C Class Deferred Annuities.) These are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer/SM/ in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/

Enhanced Dollar Cost Averaging Program: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the original time period you chose. Your existing monthly transfer amount is then increased by this amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

We may impose minimum purchase payments and other restrictions to utilize this program.

[GRAPHIC]

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

[GRAPHIC]

The Rebalancer/SM/: You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.

[GRAPHIC]

The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

[GRAPHIC]

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Account Balance is exhausted, this strategy is automatically discontinued.

The Allocator, Equity Generator, and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:


                                                             Bonus   C      L
                                                    B Class  Class Class  Class
                                                    -------- ----- ----- --------
a. Enhanced Dollar Cost Averaging Program ("ED CA")   Yes     No    No     Yes
---------------------------------------------------------------------------------
b. Choice of One Automated Investment Strategy
---------------------------------------------------------------------------------
 1. Equity Generator                                  Yes     Yes   Yes    Yes
                                                    (but not             (but not
                                                    with ED              with ED
                                                      CA)                  CA)
---------------------------------------------------------------------------------
 2. Re balancer                                       Yes     Yes   Yes    Yes
---------------------------------------------------------------------------------
 3. Index Selector                                    Yes     Yes   Yes    Yes
---------------------------------------------------------------------------------
 4. Al locator                                        Yes     Yes   Yes    Yes
                                                    (but not             (but not
                                                    with ED              with ED
                                                      CA)                  CA)
---------------------------------------------------------------------------------


[SIDEBAR: You may make purchase payments to your Deferred Annuity whenever you choose, up to age 91 (89 in Massachusetts for the B and Bonus Class). However, Federal tax rules may limit the amount and frequency of your purchase payments.]


Purchase Payments
    The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth
IRA, SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment for automated purchase payments ("check-o-matic") for the B Class is $500. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000.



If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.



You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through check-o-matic. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for automated purchase payments, where the minimum subsequent purchase payment is $50.



We will issue the B, C or L Class Deferred Annuity to you before your 91st birthday (89 in Massachusetts for the B Class). We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class.)

The chart below summarizes the minimum initial and subsequent purchase payments for each Contract Class:



                                             Bonus     C       L
                               B Class       Class   Class   Class
                            --------------  ------- ------- -------
Initial Purchase Payment        $5,000      $10,000 $25,000 $25,000
                               ($2,000;
                            Tradition IRA,
                             Roth IRA, SEP
                            and SIMPLE IRA)
-------------------------------------------------------------------
Subsequent Purchase Payment      $500        $500    $500    $500
-------------------------------------------------------------------
Automated Purchase Payments
-------------------------------------------------------------------
 Initial                         $500       $10,000 $25,000 $25,000
-------------------------------------------------------------------
 Subsequent                       $50         $50     $50     $50
-------------------------------------------------------------------


Allocation of Purchase Payments

You decide how your money is allocated among the Fixed Account, the Enhanced Dollar Cost Averaging Program and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

                                   [GRAPHIC]

Automated Purchase Payments

You may elect to have purchase payments made automatically. With check-o-matic your bank deducts money from your bank account and makes the purchase payment for you.

Limits on Purchase Payments

Your ability to make purchase payments may be limited by:

[_]Federal tax laws or regulatory requirements;

[_]Our right to limit the total of your purchase payments to $1,000,000; and


[_]Our right to restrict purchase payments to the Fixed Account and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate; or (2) your Fixed Account Balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

The Value of Your Investment
   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.
                                   [GRAPHIC]

This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

Transfer Privilege

[SIDEBAR: You may transfer money within your contract. You will not incur current taxes on your earnings or any withdrawal charges as a result of transferring your money.]

You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). For us to process a transfer, you must tell us:

[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Account) from which you want the money to be transferred;

[_]The investment divisions (or Fixed Account) to which you want the money to be transferred; and

[_]Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


We reserve the right to restrict transfers to the Fixed Account if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate; or (2) your Fixed Account Balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).


Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

The Deferred Annuity is not designed to permit market timing. Accordingly, we reserve the right to (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year;
(3) limit the dollar amount that may be transferred at any one time.;
(4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and (2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.

We may require you to use our forms.

                                   [GRAPHIC]
Access To Your Money

[SIDEBAR: Income taxes, tax penalties and withdrawal charges may apply to any withdrawal you make.]

   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

[_] The percentage or dollar amount of the withdrawal; and

[_] The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

[SIDEBAR: We will withdraw your systematic withdrawal program payments from the Fixed Account, the Enhanced Dollar Cost Averaging Program or investment divisions you select, either pro rata or in the proportions you request]

                                   [GRAPHIC]

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

Systematic Withdrawal Program

Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may only be made monthly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.

[SIDEBAR: If you would like to receive your systematic withdrawal payment on or about the first of the month, you should request that the payment date be the 20th day of the month.]

Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at anytime. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.

[SIDEBAR: Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity payout option.]

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Minimum Distribution

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.]

                                   [GRAPHIC]

Charges


  There are two types of charges you pay while you have money in an investment division:

[_] Separate Account charge, and

[_] Investment-related charge.

Separate Account Charge

Each class of the Deferred Annuity has a different Separate Account charge. You will pay the Separate Account charge annually based on the average daily value of the amount you have in the Separate Account. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the contract.

                           Separate Account Charges*

                                                    Bonus
                                           B Class Class** C Class L Class
                                           ------- ------- ------- -------
Basic Death Benefit                         1.25%   1.70%   1.65%   1.50%
--------------------------------------------------------------------------
Annual Step-Up Death Benefit                1.35%   1.80%   1.75%   1.60%
--------------------------------------------------------------------------
Annual Step-Up or 5% Annual Increase Death
  Benefit                                   1.50%   1.95%   1.90%   1.75%
--------------------------------------------------------------------------
Optional Earnings Preservation Benefit***    .25%    .25%    .25%    .25%


* We currently charge an additional Separate Account charge of 0.15% of average daily net assets in the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.


    We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the contract for seven years.

*** This charge is in addition to the Separate Account charge with the death benefit chosen.

Investment-Related Charge


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund, the Zenith Fund and the Met Investors Fund is Class E, which has a 0.15% 12b-1 Plan fee. Class 2 shares of the American Funds are available, which have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.


Annual Contract Fee

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

Optional Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit is available for an additional charge of 0.35% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account Balance, Enhanced Dollar Cost Averaging Program balance and Separate Account Balance. We take amounts from the Separate Account by cancelling accumulation units.

Premium and Other Taxes

   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

Withdrawal Charges

[SIDEBAR: You will not pay a withdrawal charge on any purchase payments made more than 7 years ago for the B and Bonus Class contracts, 3 years ago for the L Class contract or at all on the C Class contract.]
   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity. To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:


IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
------------------------ ------- ----------- ------- -------
       1................    7%        9%      None      7%
       2................    6%        8%                6%
       3................    6%        8%                5%
       4................    5%        7%                0%
       5................    4%        6%                0%
       6................    3%        4%                0%
       7................    2%        3%                0%
       Thereafter.......    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

When No Withdrawal Charge Applies

[SIDEBAR: Withdrawal charges never apply to transfers among investment divisions, transfers to or from the Fixed Account or transfers from the Enhanced Dollar Cost Averaging Program.]

In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

[_]If you have a C Class Deferred Annuity.

[_]On transfers you make within your Deferred Annuity.

[_]On withdrawals of purchase payments you made over seven years ago for the B
   Class, seven years ago for the Bonus Class and three years ago for the L
   Class.

[_]If you choose payments over one or more lifetimes.


[_]If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction, except if your spouse is substituted as the owner of the Deferred Annuity and continues the contract.


[_]If you withdraw only your earnings from the investment divisions.

[_]During the first Contract Year, if you are in the Systematic Withdrawal
   Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month.
                                   [GRAPHIC]
[_]After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

[_]If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.

[_]If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

[_]If you properly "recharacterize" as permitted under federal tax law your Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

[_]After the first Contract Year, if approved in your state, and your contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the owner continuously since the issue of the contract or the spouse who continues the contract:

   . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more then a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

   . Is diagnosed with a terminal illness and not expected to live more than a year.


[_] After the first Contract Year, if approved in your state, and your contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the owner continuously since the issue of the contract or the spouse who continues the contract.


[_] If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

Free Look

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.


                                   [GRAPHIC]

Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". If your state requires us to refund your Account Balance, the amount refunded will be increased by any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

Death Benefit--Generally

    One of the insurance guarantees we provide you under your Deferred
Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies).


If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.


We only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of the Prospectus.



If the beneficiary is your spouse, the beneficiary may be substituted as the owner of the Deferred Annuity and continue the contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. Any additional purchase payments would be subject to applicable withdrawal charges. The spouse would not be permitted to choose any optional benefit available under the contract, unless the deceased spouse had previously purchased the benefit at issue of the contract.



If the spouse continues the Deferred Annuity, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity.



In the future, we anticipate permitting your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We will issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new contract will be issued in the same contract class as your contract, except, if you had a Bonus Class Deferred Annuity, the contract will be issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary would be permitted to make additional purchase payments consisting of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary also would be permitted to choose any optional benefit available under the contract, but certain contract provisions or programs may not be available.



If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.



In the future we anticipate permitting your beneficiary of a Non-Qualified Deferred Annuity to receive distribution of the death benefit in a series of payments calculated in a manner similar to minimum distributions from IRAs, not to exceed your beneficiary's lifetime. If your beneficiary intends to receive his/her distribution in this manner, please see the Tax Section of this Prospectus.


If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, highest Account Balance as of each fifth Contract Anniversary, highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date of the change in owner.

If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint owners, the oldest of the two will be used as a basis for determining the death benefit.

Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

For the purposes of the following death benefit calculations, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

Basic Death Benefit

If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or

3. Highest Account Balance as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-highest Account Balance to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the highest Account Balance equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

                                   Example:

                                          Date                     Amount
                              ---------------------------- -----------------------
A   Initial Purchase                   10/1/2000                  $100,000
    Payment
----------------------------------------------------------------------------------
B   Account Balance                    10/1/2001                  $104,000
                              (First Contract Anniversary)
----------------------------------------------------------------------------------
C   Death Benefit                   As of 10/1/2001               $104,000
                                                           (= greater of A and B)
----------------------------------------------------------------------------------
D   Account Balance                    10/1/2002                   $90,000
                                    (Second Contract
                                      Anniversary)
----------------------------------------------------------------------------------
E   Death Benefit                      10/1/2002                  $100,000
                                                           (= greater of A and D)
----------------------------------------------------------------------------------
F   Withdrawal                         10/2/2002                   $9,000
----------------------------------------------------------------------------------
G   Percentage Reduction in            10/2/2002                     10%
    Account Balance                                                (= F/D)
----------------------------------------------------------------------------------
H   Account Balance                    10/2/2002                   $81,000
    after Withdrawal                                              (= D - F)
----------------------------------------------------------------------------------
I   Purchase Payments reduced            As of                     $90,000
    for Withdrawal                     10/2/2002               [= A - (A X G)]
----------------------------------------------------------------------------------
J   Death Benefit                      10/2/2002                   $90,000
                                                           (= greater of H and I)
----------------------------------------------------------------------------------
K   Account Balance                    10/1/2005                  $125,000
----------------------------------------------------------------------------------
L   Death Benefit (Highest          As of 10/1/2005               $125,000
    Account Balance)              (Fifth Anniversary)      (= greater of I and K)
----------------------------------------------------------------------------------
M   Account Balance                    10/2/2005                  $110,000
----------------------------------------------------------------------------------
N   Death Benefit                        As of                    $125,000
                                       10/2/2005           (= greatest of I, L, M)

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/02 and 10/2/02 are assumed to be equal prior to the withdrawal.

                                   [GRAPHIC]

Optional Benefits

Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. The optional benefit is in effect until it terminates. Please refer to the discussion concerning the possibility of certain Separate Account charges being treated as taxable distributions in the "Separate Account Charges" paragraphs in the Tax Section of this Prospectus. Please note further that, in the case of the optional death benefits, the Earnings Preservation Benefit and Guaranteed Minimum Income Benefit, the annual increase amount and highest Account Balance as of the applicable Contract Anniversary, is frozen at the Contract Anniversary immediately preceding your 81st birthday (unless you make additional purchase payments or subsequent partial withdrawals to determine the highest Account Balance). You continue to bear the costs of these optional benefits after that date before you enter the income or pay-out period. Optional benefits are available subject to state approval.

Annual Step-Up Death Benefit

   You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or

2. Highest Account Balance as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Annual Step-Up Death Benefit is available for an additional charge of 0.10% annually of the average daily value of the amount you have in the Separate Account.
                                   Example:

                                           Date                      Amount
                               ----------------------------- ----------------------
A   Initial Purchase                     10/1/2000                  $100,000
    Payment
-----------------------------------------------------------------------------------
B   Account Balance                      10/1/2001                  $104,000
                               (First Contract Anniversary)
-----------------------------------------------------------------------------------
C   Death Benefit                     As of 10/1/2001               $104,000
    (Highest Account                                         (= greater of A and B)
    Balance)
-----------------------------------------------------------------------------------
D   Account Balance                      10/1/2002                  $90,000
                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------
E   Death Benefit                        10/1/2002                  $104,000
    (Highest                                                 (= greater of B and D)
    Contract Year Anniversary)
-----------------------------------------------------------------------------------
F   Withdrawal                           10/2/2002                   $9,000
-----------------------------------------------------------------------------------
G   Percentage                           10/2/2002                    10%
    Reduction in                                                    (= F/D)
    Account Balance
-----------------------------------------------------------------------------------
H   Account Balance                      10/2/2002                  $81,000
    after Withdrawal                                                (= D-F)
-----------------------------------------------------------------------------------
I   Highest Account                   As of 10/2/2002               $93,600
    Balance reduced
    for Withdrawal                                                (= E-(EXG))
-----------------------------------------------------------------------------------
J   Death Benefit                        10/2/2002                  $ 93,600
                                                             (= greater of H and I)
-----------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/02 and 10/2/02 are assumed to be equal prior to the withdrawal.

Greater of Annual Step-Up or 5% Annual Increase Death Benefit

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or

2. The annual increase amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract

   Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or

3. Highest Account Balance as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   Example:

                                       Date                         Amount
                           ----------------------------- ----------------------------
A   Initial Purchase                 10/1/2000                     $100,000
    Payment
-------------------------------------------------------------------------------------
B   Account Balance                  10/1/2001                     $104,000
                           (First Contract Anniversary)
-------------------------------------------------------------------------------------
C1  Account Balance                  10/1/2001                     $104,000
    (Highest Account                                        (= greater of A and B)
    Balance)
-------------------------------------------------------------------------------------
C2  5% Annual                        10/1/2001                     $105,000
    Increase Amount                                               (= AX1.05)
-------------------------------------------------------------------------------------
C3  Death Benefit                 As of 10/1/2001                  $105,000
                                                           (= greater of C1 and C2)
-------------------------------------------------------------------------------------
D   Account Balance                  10/1/2002                     $90,000
                           (Second Contract Anniversary)
-------------------------------------------------------------------------------------
E1  Highest Account                  10/1/2002                     $104,000
    Balance                                                (= greater of C1 and D)
-------------------------------------------------------------------------------------
E2  5% Annual                     As of 10/1/2002                  $110,250
    Increase Amount                                            (= AX1.05X1.05)
-------------------------------------------------------------------------------------
E3  Death Benefit                    10/1/2002                     $110,250
                                                           (= greater of E1 and E2)
-------------------------------------------------------------------------------------
F   Withdrawal                       10/2/2002                      $9,000
-------------------------------------------------------------------------------------
G   Percentage                       10/2/2002                       10%
    Reduction in                                                   (= F/D)
    Account Balance
-------------------------------------------------------------------------------------
H   Account Balance                  10/2/2002                     $81,000
    after Withdrawal                                               (= D-F)
-------------------------------------------------------------------------------------
I1  Highest Account               As of 10/2/2002                  $93,600
    Balance reduced                                             (= E1-(E1XG))
    for Withdrawal
-------------------------------------------------------------------------------------
I2  5% Annual                     As of 10/2/2002                  $99,239
    Increase Amount                                             (= E2-(E2XG).
    reduced for Withdrawal                               Note: E2 includes additional
                                                            day of interest at 5%)
-------------------------------------------------------------------------------------
I3  Death Benefit                    10/2/2002                     $99,239
                                                         (= greatest of H, I1 and I2)
-------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/02 and 10/02/02 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.

Earnings Preservation Benefit

You may purchase this benefit at application which is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

1. The difference between

   a. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:


          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the contract, the spouse can choose one of the following two options:

   . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

   . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new owner as of the date of the change in owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   Example:


                                              Date          Amount
                                            --------- -------------------
       A   Purchase Payments Not Withdrawn  10/1/2000      $100,000
       ------------------------------------------------------------------
       B   Death Benefit                    10/1/2001      $105,000
       ------------------------------------------------------------------
       C   Additional Death Benefit         10/1/2001       $2,000
                                                       (= 40% x (B - A))
       ------------------------------------------------------------------
       D   Account Balance                  10/1/2002       $90,000
       ------------------------------------------------------------------
       E   Withdrawal                       10/2/2002       $9,000
       ------------------------------------------------------------------
       F   Account Balance after Withdrawal 10/2/2002       $81,000
                                                           (=D - E)
       ------------------------------------------------------------------
       G   Purchase Payments Not Withdrawn  10/2/2002       $91,000
                                                            (= A-E,
                                                       because there is
                                                          no gain at
                                                      time of withdrawal)
       ------------------------------------------------------------------
       H   Death Benefit                    10/2/2002       $99,239
       ------------------------------------------------------------------
       I   Additional Death Benefit                         $3,296
                                                       (= 40% x (H - G))
       ------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

Guaranteed Minimum Income Benefit (may also be known as the "Predictor" in our sales literature and advertising)
                                   [GRAPHIC]

You may purchase this benefit at application (up to but not including age 76) which guarantees a stated income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity rather than the guaranteed amount purchased under this benefit. This benefit is intended to protect you against poor investment performance.


This benefit may only be exercised by the owner no later than the Contract Anniversary immediately after the owner's 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. If you are a non-natural person, then the age of the annuitant is the basis for determining the birthday. Partial annuitization is not permitted under this optional benefit and no change in owners of the contract is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.


The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:

     Age at Pay-Out               Guarantee
---------------------------------------------------
           80                      9 years
---------------------------------------------------
           81                      8 years
---------------------------------------------------
           82                      7 years
---------------------------------------------------
           83                      6 years
---------------------------------------------------
        84 and 85                  5 years
---------------------------------------------------

The guaranteed minimum income base is equal to the greatest of:

1. The annual increase amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the annual increase amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the annual increase amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. Highest Account Balance as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

This base is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age, sex and the income type you select.

For purposes of determining the highest Account Balance as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

This option will terminate:

1. The 30th day following the Contract Anniversary immediately after the owner's 85th birthday;

2. When you take a total withdrawal of your Account Balance;

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option;

4. The owner dies or the annuitant dies (if the owner is not a natural person);
   or

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person).

The Guaranteed Minimum Income Benefit is available for an additional charge of 0.35% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account Balance, Enhanced Dollar Cost Averaging Program balance and Separate Account Balance. (We take amounts from the Separate Account by cancelling accumulation units from your Separate Account.)

   Example:
(This calculation ignores the impact of highest Account Balance which could further increase the guaranteed minimum income base.)
   At issue, male, age 55
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000X1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, male, age 65 = $4.40 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $179,085 X $4.40 = $788 per month.
   $1,000

[SIDEBAR: The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.]

                                               Guaranteed
                                                Minimum
                       (Male)                    Income
                      Issue Age Age at Pay-Out   Floor
                      -----------------------------------
                         55           65         $  788
                      -----------------------------------
                                      70         $1,186
                      -----------------------------------
                                      75         $1,812
                      -----------------------------------

The above chart ignores the impact of premium and other taxes.

                                   [GRAPHIC]

Pay-Out Options (or Income Options)

[SIDEBAR: You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.]

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, you may not be older than 95 years old (age 90 or ten years after you have purchased your Deferred Annuity in New York). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments.


[SIDEBAR: Should our current rates for a fixed pay-out option for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those quoted in your contract, we will use the current rates.]

When considering a pay-out option, you should think about whether you want:

[_] Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period);

[_] A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.


By age 95 (age 90 or ten years after you have purchased your Deferred Annuity in New York), if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account Balance and Enhanced Dollar Cost
Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option.



In the future, we anticipate permitting your beneficiary of a Non-Qualified Deferred Annuity to receive distribution of the death benefit in a series of payments calculated in a manner similar to minimum distributions from IRAs, not to exceed your beneficiary's lifetime. Your beneficiary may cancel this distribution option and accelerate the remainder of any payments at any time. If your beneficiary intends to receive his/her distribution in this manner, please see the Tax Section of this Prospectus.


Income Payment Types
   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

[SIDEBAR: Many times, the Owner and the Annuitant are the same person.]

There are three people who are involved in payments under your pay-out option:

[_]Owner: the person or entity which has all rights including the right to direct who receives payment.

[_]Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments. (You may be permitted to name a contingent annuitant whose life would be the measure for determining the duration and the dollar amount of payments if the annuitant has died before income payments have begun.)

[_]Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the owner dies.

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. We may limit income payment types offered to meet federal tax law requirements.

[SIDEBAR: When deciding how to receive income, consider:
.. The amount of income you need;
.. The amount you expect to receive from other sources;
.. The growth potential of other investments; and .. How long you would like your income to be guaranteed.]

[GRAPHIC]

Lifetime Income Annuity: A variable income that is paid as long as the annuitant is living.

Lifetime Income Annuity with a Guarantee Period: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

Lifetime Income Annuity for Two: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

Lifetime Income Annuity for Two with a Guarantee Period: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

Allocation
   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

[GRAPHIC]

Minimum Size of Your Income Payment
   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

The Value of Your Income Payments

Annuity Units

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or transfer into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against transfers.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR
[SIDEBAR: The AIR is stated in your contract and may range from 3% to 6%.]
Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

Valuation

This is how we calculate the Annuity Unit Value for each investment division:

[_]First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

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
[_]Next, we subtract the daily equivalent of the Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

[_]Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

[_]Finally, we multiply the previous Annuity Unit Value by this result.

Transfer Privilege

   During the pay-out phase of the Deferred Annuity, you may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Each transfer must be at least $500 or, if less, your entire balance in an investment division. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no withdrawal charge to make a transfer.

                                   [GRAPHIC]

[SIDEBAR: Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.]

For us to process a transfer, you must tell us:

[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Income Option) to which you want to transfer; and

[_]The investment division(s) from which you want to transfer.

We may require that you use our original forms to make transfers.


We reserve the right to restrict transfers to the Fixed Income Option (1) if the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate; or (2) your allocation and transfers to the Fixed Income Option is equal to or exceeds our maximum for Fixed Account and Enhanced Dollar Cost Averaging Program allocations (e.g., $1,000,000).


Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

The income phase of the Deferred Annuity is not designed to permit market timing. Accordingly, we reserve the right to (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year; (3) limit the dollar amount that may be transferred at any one time; (4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and (2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.]

Charges

   You pay the basic death benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment.

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
General Information


Administration

All transactions will be processed in the manner described below.

Purchase Payments

                                   [GRAPHIC]

[SIDEBAR: Generally, your requests including all subsequent purchase payments are effective the day we receive them at your Administrative Office in good order.]
Send your purchase payments, by check or money order made payable to "MetLife," to your Administrative Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

[_]On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

[_]After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Confirming Transactions

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

Processing Transactions

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction, we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.


By Telephone or Internet

You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

[_]Account Balance

[_]Unit Values

[_]Current rates for the Fixed Account

[_]Transfers

[_]Changes to investment strategies

[_]Changes in the allocation of future purchase payments.

                                   [GRAPHIC]

[SIDEBAR: You may authorize your sales representative to make transactions on your behalf. You must complete our form and we must agree.]
Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

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

[_]any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

[_]any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

After Your Death


If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the owner of the Deferred Annuity and continue the contract. In the future, we may permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.


Third Party Requests


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners, including those who engage in market timing transactions.


Valuation -- Suspension of Payments

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer when:

[_]rules of the Securities and Exchange Commission so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

[_]during any other period when the Securities and Exchange Commission by order so permits.

                                                                             69

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Advertising Performance

     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

                                   [GRAPHIC]

[SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.]

Yield is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.


Change in Accumulation/Annuity Unit Value is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit) and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. Withdrawal charges would reduce performance experience.



Average annual total return calculations reflect the Separate Account charge, (with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit) the Annual Contract Fee and applicable withdrawal charges. These figures also assume a steady annual rate of return. They do not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit.



Performance figures will vary among the various classes of the Deferred Annuities as a result of different Separate Account charges and withdrawal charges.



We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


For purposes of presentation, we may assume that certain Deferred Annuities were in existence prior to their inception date. In these cases, we calculate

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

performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.


Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.


We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.



We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

Changes to Your Deferred Annuity
     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

[_] To operate the Separate Account in any form permitted by law.

[_] To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the federal income tax laws).

[_] To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

[_] To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

[_] To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

Voting Rights

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Zenith Fund, Met
Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.


We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

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You are entitled to give instructions regarding the votes attributable to your
Deferred Annuity in your sole discretion.



There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


[_]The shares for which voting instructions are received, and

[_]The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

Who Sells the Deferred Annuities

   All Deferred Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

                                   [GRAPHIC]


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 2% of the amount applied to provide the payments.


We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we may pay an amount up to 1.00% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.

Financial Statements

   The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte
& Touche, LLP, who are independent auditors, audit these financial statements.

                                                                             73

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Your Spouse's Rights



If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.



If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.



For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.


When We Can Cancel Your Deferred Annuity


We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York) and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuity.


Income Taxes
   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law.

                                   [GRAPHIC]

[SIDEBAR: Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.]

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.



Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However,

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if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

General

   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as an available guaranteed income for life.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

Withdrawals

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

                                   [GRAPHIC]

When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:


[_] annuity you purchase (e.g., Non-Qualified or IRA); and

[_] payment method or income payment type you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

Withdrawals Before Age 59 1/2

If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                          Type of Contract
                                        --------------------
                                           Non    Trad. Roth SIMPLE
                                        Qualified  IRA  IRA   IRA*  SEP
                                        --------- ----- ---- ------ ---

In a series of substantially equal
payments made annually (or more
frequently) for life or life expectancy
(SEPP)                                      x       x    x     x     x

After you die                               x       x    x     x     x

After you become totally disabled (as
defined in the Code)                        x       x    x     x     x

To pay deductible medical expenses                  x    x     x     x

To pay medical insurance premiums
if you are unemployed                               x    x     x     x

For qualified higher education
expenses, or                                        x    x     x     x

For qualified first time home
purchases up to $10,000                             x    x     x     x

After December 31, 1999 for IRS
levies                                              x    x     x     x

Certain immediate income annuities
providing a series of substantially
equal periodic payments made
annually (or more frequently) over
the specified payment period                x



* For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.


Separate Account Charges


It is possible that the Internal Revenue Service ("IRS") may take a position that charges for certain death benefits and/or other optional benefits are deemed to be taxable distributions to you, which may be subject to ordinary income taxes and the 10% penalty tax if you are under age 59 1/2. You should consult your tax adviser regarding your death benefit and other optional benefits prior to selecting any optional benefit under the Deferred Annuity.


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
Systematic Withdrawal Program for Substantially Equal Periodic Payments (SEPP) and Income Options

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest.

[SIDEBAR: You may combine the money required to be withdrawn from each of your Traditional IRSs and SEPs and withdraw this amount from any one or more of them.]

Minimum Distribution Requirements for Traditional IRAs and SEPs


As the table below shows, generally you must receive your entire interest in your Traditional IRA, SIMPLE IRA or SEP or begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.



A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals. Required minimum distribution proposed regulations were amended in January 2001 and are generally effective beginning in 2002. You have the option to use either the pre-2001 or post-2000 rules to satisfy your minimum distribution for the 2001 tax year. Please consult your tax adviser if you intend to take a distribution from your Traditional IRA, SIMPLE IRA or SEP during the 2001 tax year.



                 Type of Contract
               --------------------
                 Non -   Trad. Roth SIMPLE
               Qualified  IRA  IRA   IRA   SEP
               --------- ----- ---- ------ ---
70 1/2 Minimum
distribution
rules apply       no      yes   no   yes   yes


It is not clear whether income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing an income option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.

[SIDEBAR: After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.]
Non-Qualified Annuities

[_]Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the contract.

[_]Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

[_]Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

[_]When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

[_]Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

[_]In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest or, in the case of an insurance company, to deduct insurance reserves or incurred losses.

[_]Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

Diversification

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

Changes to tax rules and interpretations

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

[_]Possible taxation of transfers between investment divisions or transfers from an investment division to the Fixed Account or Fixed Income Option.

[_]Possible taxation as if you were the owner of your portion of the Separate
   Account's assets.

[_]Possible limits on the number of funding options available or the frequency of transfers among them.

Purchase Payments

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

Partial and Full Withdrawals

Generally, when you or (your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as:

[_]First coming from earnings (and thus subject to income tax); and

[_]Then from your purchase payments (which are not subject to income tax).

[_]This rule does not apply to payments made pursuant to an income pay-out option under your contract.

[_]In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Income Payments

Different tax rules apply to payments made pursuant to an income annuity pay-out option under your contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

[_]A non-taxable return of your purchase payments; and

[_]A taxable payment of earnings.

The IRS has not approved the use of an exclusion ratio when only part of an account balance is used to convert to income payments.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

These rules also generally apply to income payments made to your beneficiary as a death benefit.

Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

[SIDEBAR: If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as owner of the contract.]

Death Benefits

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before income payments begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

If you die after income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

Where the owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the contract).


If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.


Individual Retirement Annuities


[Traditional IRA, Roth IRA, SIMPLE IRA and SEPs]


The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

                                   [GRAPHIC]

IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has not yet reviewed the contract for qualification as a Traditional or Roth IRA, nor has it addressed in a ruling of general applicability whether a death benefit or optional benefit exceeding the greater of the purchase payments or the account balance at the time of death conforms with IRA qualification requirements. Disqualification of the Deferred Annuity as an IRA could result in the immediate taxation of amounts held in the contract and other adverse tax consequences.


Consult your tax adviser prior to the purchase of the contract as a Traditional, Roth IRA, SIMPLE IRA or SEP.


The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to IRAs, including:

[_]increasing the contribution limits for Traditional and Roth IRAs, starting in 2002;

[_]adding "catch-up" contributions for taxpayers age 50 and above; and

[_]adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.

[_]You must be both the owner and the annuitant under the contract.

[_]Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the contract.


[_]You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans (or a SIMPLE IRA to a Traditional IRA after two years) without incurring Federal income taxes if certain conditions are satisfied.

[SIDEBAR: In some cases, your purchase payments may be tax deductible.]

Traditional IRA Annuities

Purchase Payments

Generally:


[_]Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year ($3,000 for 2002-2004.) This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions.



[_]Beginning in 2002, individuals age 50 or older can make an additional
   "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.


[_]Purchase payments in excess of this amount may be subject to a penalty tax.

[_]Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

[_]These age and dollar limits do not apply to tax-free rollovers or transfers.

[_]If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).


Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2002, if you are an "active participant" in another retirement plan and if your adjusted gross income is $34,000 or less ($54,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $44,000 ($64,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

Withdrawals and Income Payments

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

Death Benefits

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.


If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).



If the contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.


Roth IRA Annuities

General

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

Purchase Payments

[SIDEBAR: For 2002-2004 annual purchase payments to your Traditional IRAs and Roth IRAs, the aggregate may not exceed the lesser of $3,000 or 100% of your compensation as defined by the Code for individuals under age 50.]


Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount ($3,000 for tax years 2002-2004), including contributions to all your Traditional and Roth IRAs). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Beginning in 2002 individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006. You may contribute up to the annual purchase payment limit in 2002 if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your adjusted gross income is between:



         Status                Income
         ------                ------
       Individual         $95,000-$110,000
 Married filing jointly   $150,000-$160,000
Married filing separately    $0-$10,000

.. Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

..  You can contribute to a Roth IRA after age 70 1/2.

.. If you exceed the purchase payment limits you may be subject to a tax penalty.

.. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

[GRAPHIC]

Withdrawals

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

[_]The withdrawal is made:

.. At least five taxable years after your first purchase payment to a Roth IRA, and

[_]The withdrawal is made:

..  On or after the date you reach age 59 1/2;

..  Upon your death or disability; or

..  For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

[_]The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

[_]The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

[_]The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.


Conversion

[SIDEBAR: If you are married but file separately, you may not convert an existing IRA into a Roth IRA.]

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.



Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)


Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.


If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.


Death Benefits

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.


SIMPLE IRAs and SEPs Annuities



The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRA transfers and rollovers. Please consult your tax advisor; see the SAI for additional information.

Table of Contents for the Statement
of Additional Information


                                                               Page

             Cover Page.......................................   1

             Table of Contents................................   1

             Independent Auditors.............................   2

             Distribution of Certificates and Interests in the
               Deferred Annuities.............................   2

             Experience Factor................................   2

             Variable Income Payments.........................   2

             Investment Management Fees.......................   5

             Performance Data and Advertisement of
               the Separate Account...........................   8

             Voting Rights....................................  11

             ERISA............................................  12

             Taxes--SIMPLE IRAs Eligibility and Contributions.  12

             Performance Data.................................  13

             Accumulation Unit Values Tables..................  22

             Financial Statements of the Separate Account.....  66

             Financial Statements of MetLife.................. F-1




                                   [GRAPHIC]

Appendix

Premium Tax Table

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.
                                   [GRAPHIC]


              Non-Qualified IRA and SEP,
              Annuities     Annuities(1)
California... 2.35%         0.5%(2)
Maine........ 2.0%          --
Nevada....... 3.5%          --
Puerto Rico.. 1.0%          1.0%
South Dakota. 1.25%         --
West Virginia 1.0%          1.0%
Wyoming...... 1.0%          --

-----------
/1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

/2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

PEANUTS (C) United Feature Syndicate, Inc.


(C) 2002 Metropolitan Life Insurance Company

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust

[_] American Funds Insurance Series

[_] I have changed my address. My current address is:



________________________                     Name __________________________
   (Contract Number)
                                             Address _______________________

________________________                             _______________________
     (Signature)                                                         zip


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893

                                    [LOGO] MetLife(R)

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY

              E0108AZVI(exp0402)MLIC-LD
              1900024373(0801) Printed in the U.S.A.
              PPSPROSP(1001)

                    APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

    Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from the EDGAR filing due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

                                 INTRODUCTION

    The prospectus included in the Form N-4 for Metropolitan Life Separate Account E include illustrations using various characters from the PEANUTS(R) gang which are copyrighted by United Feature Syndicate, Inc. There is a list and description of characters followed by a list of illustrations and their page location in the prospectus.

                                  CHARACTERS

    Snoopy--A Beagle dog
    Charlie Brown--A little boy with zigzag pattern on shirt
    Woodstock--A small bird
    Lucy--A little brunette girl
    Linus--A younger little boy with stripped shirt (Lucy's brother) Marcie--A little brunette girl with glasses
    Franklin--A curly haired little boy
    Pigpen--A little boy with dust cloud and smudged face
    Peppermint Patty--An athletic girl with freckles, page boy haircut and sandals
    Sally--A little blond girl with curls on top (Charlie Brown's sister)


                                                    Page
                                                    ----
 1.  Snoopy as MetLife Representative with         Page 1  cover
     briefcase straightening bow tie

 2. Charlie Brown on step ladder looking at fold Page 4 Table of Contents out map

 3.  Snoopy in suit with pointer                   Page 5  Important Terms You Should Know

 4.  Snoopy as MetLife Representative listening    Page 29 MetLife
     to crowd of Woodstocks

 5.  Snoopy and Woodstock balanced on seesaw       Page 30 Variable Annuities

 6.  Woodstock making calculations on paper with   Page 31 Classes of the Deferred Annuity
     pencil

 7.  Snoopy reading menu at restaurant table       Page 34 Your Investment Choices

 8.  Linus building sand castle                    Page 36 Deferred Annuities

 9.  The Equity Generator/SM/ icon--Safe with      Page 37 The Equity Generator
     arrow pointing to three dimensional graph

10.  The Rebalancer/SM/ icon--A pie chart with     Page 38 The Rebalancer
     arrows around circumference

11.  The Index Selector/SM/ icon--A world globe    Page 38 The Index Selector
     with arrows around it

12.  The Allocator/SM/--A hourglass with safe in   Page 38 The Allocator
     top portion with arrow to a
     three dimensional chart in the bottom portion

13.  Snoopy as MetLife Representative typing at    Page 40 Allocation of Purchase Payments
     computer

14.  Marcie at desk with adding machine reviewing  Page 41 The Value of Your Investment numbers

                                                                                  Page
                                                                                  ----

15. Charlie Brown struggling to reach into jar of money                          Page 42 Access to Your Money

16. Snoopy as WWI flying ace dispatching Woodstocks with checks                  Page 43 Systematic Withdrawal Program

17. Woodstock with accountant's visor and adding machine                         Page 44 Separate Account Charge

18. Franklin with magnifying glass                                               Page 48 When No Withdrawal Charge Applies

19. Marcie reading a paper                                                       Page 49 Free Look

20. Lucy with magnifying glass studying a piece of paper                         Page 53 Optional Benefits

21. Woodstock moving money bag from one pile of money bags to another            Page 59 Guaranteed Minimum Income Benefit

22. Snoopy floating in innertube with glasses and drink                          Page 61 Pay-Out Options (or Income Options)

23. Snoopy lounging on beach chair with sunglasses and drink                     Page 63 Lifetime Income Annuity for Two with a
                                                                                         Guarantee Period

24. Woodstock writing out a check                                                Page 63 Minimum Size of Your Income Payment

25. Woodstock moving money bag from one pile of money bags to another            Page 65 Transfer Privilege

26. Charlie Brown receiving letter at mail box                                   Page 67 Purchase Payments

27. Charlie Brown listening on telephone                                         Page 68 Processing Transactions--By Telephone
                                                                                         or Internet

28. "Colonial" Snoopy as town cryer                                              Page 70 Advertising Performance

29. Snoopy as MetLife Representative shaking paw/wing with Woodstock             Page 73 Who Sells the Deferred Annuities

30. Snoopy as "Uncle Sam" presenting a tax bill                                  Page 74 Income Taxes--General

31. Piggybank with "Do not open until age 59 1/2" printed on side                Page 75 Income Taxes--Withdrawal

32. Linus "walking" the hoop with "IRAs" on side                                 Page 81 Income Taxes--IRAs

33. Woodstock flying with check                                                  Page 84 Roth IRA Annuities--Withdrawals

34. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen, Linus and Peppermint Patty    Page 86 Table of Contents for the SAI

35. Lucy in her advice box with "TAXES--The Expert is in" printed on it advising Page 87 Premium Tax Table
    Peppermint Patty and Sally

                      Metropolitan Life Insurance Company
                     Metropolitan Life Separate Account E

        Preference Plus Select(SM) Individual Variable Annuity Contracts

                      STATEMENT OF ADDITIONAL INFORMATION

                               Form N-4   Part B

                                  May 1, 2002

     This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Annuities dated May 1, 2002 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893

     A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), New England Zenith Fund (the "Zenith Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Fund") are attached at the end of this Statement of Additional Information.

     Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Individual Annuity Contracts dated May 1, 2002.

                              -------------------

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Independent Auditors......................................................   2
Distribution of Certificates and Interests in the Deferred Annuities......   2
Experience Factor.........................................................   2
Variable Income Payments..................................................   2
Investment Management Fees................................................   5
Performance Data and Advertisement of the Separate Account................   8
Voting Rights.............................................................  11
ERISA.....................................................................  12
Taxes-SIMPLE IRAs Eligibility and Contributions...........................  12
Performance Data .........................................................  13
Accumulation Unit Values Tables ..........................................  22
Financial Statements of Separate Account..................................  66
Financial Statements of MetLife........................................... F-1

                              -------------------

INDEPENDENT AUDITORS

     The financial statements for Metropolitan Life Insurance Company and Metropolitan Life Separate Account E included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.


DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES

     MetLife is both the depositor and the underwriter (issuer) of the annuities.

     The certificates and interests in the Deferred Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail or over the internet.


     The offering of all Deferred Annuities is continuous. Owners under Deferred Annuities may not be offered all investment choices. Each contract will indicate those investment choices available under the Deferred Annuity.


Early Withdrawal Charge

     The total amount of withdrawal charges paid and retained by MetLife for the year ended December 31, 2001 was $0.

EXPERIENCE FACTOR

     We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

Separate Account Charges (Daily Factor)


                           B Class      Bonus Class*   C Class      L Class
                        --------------  -----------  -----------  -----------
Basic Death Benefit      0.000034247    0.000046575  0.000045205  0.000041096
Annual Step Up
  Death Benefit          0.000036986    0.000049315  0.000047945  0.000043836
Greater of Annual
  Step Up or 5%
  Annual Increase
  Death Benefit          0.000041096    0.000053425  0.000052055  0.000047945
Additional Charge for
  Earnings Preservation
  Benefit                0.000006849    0.000006849  0.000006849  0.000006849


*Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.


VARIABLE INCOME PAYMENTS

Assumed Investment Return (AIR)

     The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

Amount of Income Payments

     The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

     The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the contract.

     The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.


     Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current rates for that contract class, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the annuitant will be given the benefit of the new rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued single payment immediate annuity contract rates.


Annuity Unit Value

     The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

Calculating the Annuity Unit Value

     We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

     To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is ..99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

    The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               Illustration of Calculation of Annuity Unit Value

1. Annuity Unit Value, beginning of period ........................ $ 10.20000

2. "Experience factor" for period .................................   1.023558

3. Daily adjustment for 4% of Assumed Investment Rate .............  .99989255

4. (2) X (3) ......................................................   1.023448

5. Annuity Unit Value, end of period (1) X (4) .................... $ 10.43917


                       Illustration of Annuity Payments
(Assumes the first monthly payment is made within 10 days of the issue date of the Income Annuity)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

1. Number of Accumulation Units as of Annuity Date ................   1,500.00

2. Accumulation Unit Value ........................................ $ 11.80000

3. Accumulation Unit Value of the Deferred Annuity (1) X (2) ...... $17,700.00

4. First monthly income payment per $1,000 of Accumulation Value .. $     5.63

5. First monthly income payment (3) X (4) / 1,000 ................. $    99.65

6. Assume Annuity Unit Value as of Annuity Date equal to .......... $ 10.80000

7. Number of Annuity Units (5) / (6) .............................. $   9.2269

8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment) ................................................. $ 10.97000

9. Second monthly Annuity Payment (7) X (8) ....................... $   101.22

10. Assume Annuity Unit Value for third month equal to ............ $ 10.52684

11. Next monthly Annuity Payment (7) X (10) ....................... $    97.13

Determining the Variable Income Payment

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but income variable income payments will increase more rapidly or decline more slowly as changes occur in the investment divisions.

INVESTMENT MANAGEMENT FEES

METLIFE ADVISERS

     Each of the currently available Metropolitan Fund and Zenith Fund Portfolios pays MetLife Advisers, the investment manager of the Metropolitan Fund and Zenith Fund, an investment management fee.

     The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:


                                                       INVESTMENT
                                                       MANAGEMENT
                                         AVERAGE           FEE
                                        DAILY NET       SCHEDULE--
PORTFOLIO                                ASSETS        % PER ANNUM
----------------------------------  -----------------  ------------
State Street Research Investment    1st $500 Million           .55%
 Trust                              next $500 million          .50%
                                    over $1 billion            .45%
State Street Research Diversified   1st $500 million           .50%
                                    next $500 million          .45%
                                    over $1 billion            .40%
State Street Research               1st $500 million           .75%
 Aggressive Growth                  next $500 million          .70%
                                    over $1 billion            .65%
Putnam Large Cap Growth             1st $500 million           .80%
                                    next $500 million          .75%
                                    over $1 billion            .70%
State Street Research Aurora        1st $500 million           .85%
                                    next $500 million          .80%
                                    over $1 billion            .75%
State Street Research               1st $250 million           .70%
 Large Cap Value                    next $500 million          .65%
                                    over $750 million          .60%
Putnam International Stock          1st $500 million           .90%
                                    next $500 million          .85%
                                    over $1 billion            .80%
T. Rowe Price Small Cap Growth      1st $100 million           .55%
                                    next $300 million          .50%
                                    over $400 million          .45%
T. Rowe Price Large Cap Growth      1st $50 million            .70%
                                    over $50 million           .60%
Janus Mid Cap                       1st $100 million           .75%
                                    next $400 million          .70%
                                    over $500 million          .65%
Scudder Global Equity               1st $50 million            .90%
                                    next $50 million           .55%
                                    next $400 million          .50%
                                    over $500 million         .475%
Harris Oakmark Large Cap Value      1st $250 million           .75%
                                    over $250 million          .70%
Neuberger Berman Partners           1st $100 million           .70%
 Mid Cap Value                      next $250 million         .675%
                                    next $500 million          .65%
                                    next $750 million          625%
                                    over $1.6 billion          .60%
Janus Growth                        1st $500 million           .80%
                                    next $500 million          .75%
                                    over $1 billion            .70%
Franklin Templeton Small Cap        1st $500 million           .90%
 Growth                             over $500 million          .85%
MetLife Stock Index                 All Assets                 .25%
Lehman Brothers(R) Aggregate        All Assets                 .25%
 Bond Index
Russell 2000(R) Index               All Assets                 .25%
Morgan Stanley EAFE(R) Index        All Assets                 .30%
MetLife Mid Cap Stock Index         All Assets                 .25%



     MetLife Advisers pays the following entities for providing services as sub-investment manager of the Metropolitan Fund Portfolio(s) indicated below. These fees are solely the responsibility of MetLife Advisers.

SUB-INVESTMENT MANAGER                 PORTFOLIO(S)
---------------------------------------------------
Metropolitan Life Insurance       MetLife Stock Index
  Company                         Lehman Brothers(R) Aggregate
                                    Bond Index
                                  Russell 2000(R) Index
                                  Morgan Stanely EAFE(R) Index
                                  MetLife Mid Cap Stock Index
State Street Research &           State Street Research Large Cap Value
  Management Company(1)           State Street Research
                                  Diversified
                                  State Street Research
                                  Investment Trust
                                  State Street Research
                                  Aggressive Growth
                                  State Street Research Aurora
Putnam Investment Management,     Putnam Large Cap Growth
  Inc.                            Putnam International Stock

  Inc.                            Putnam International Stock
Janus Capital Management LLC      Janus Mid Cap
                                  Janus Growth
T. Rowe Price Associates, Inc.    T. Rowe Price Small Cap Growth
                                  T. Rowe Price Large Cap Growth
Deutsche Investment Management
  Americas Inc.                   Scudder Global Equity
Harris Associates, L.P.           Harris Oakmark Large Cap Value
Neuberger Berman Management       Neuberger Berman Partners Mid
  Incorporated                    Cap Value
Franklin Advisers, Inc.           Franklin Templeton Small Cap
                                    Growth

(1) State Street Research & Management Company is one of our subsidiaries.


     The following table shows the fee schedule for the investment management fees for the Zenith Fund as a percentage per annum of the average net assets for each Portfolio.

                                ANNUAL                           AVERAGE DAILY NET
SERIES                     PERCENTAGE RATE                       ASSET VALUE LEVELS
-------------------------- ----------------                ------------------------------

Loomis Sayles Small Cap          .90%                      the first $500 million amounts
                                 .85%                      in excess of $500 million
Harris Oakmark Focused           .75%                      all assets
 Value
Davis Venture Value              .75%                      the first $1 billion amounts
                                 .70%                      in excess of $1 billion amounts
Salomon Brothers Strategic       .65%                      all assets
 Opportunities Bond
Salomon Brothers U.S.            .55%                      all assets
 Government
MFS Investors Trust              .75%                      all assets
MFS Research Managers            .75%                      all assets

State Street Research
 Bond Income                     .40%                      the first $1 billion

                                 .35%                      next $1 billion
                                 .30%                      next $1 billion
                                 .25%                      over $3 billion

FI Structured Equity             .70%                      the first $200 million
                                 .65%                      next $300 million
                                 .60%                      next $1.5 billion
                                 .55%                      over $2 billion

FI Mid Cap Opportunities         .80%                      the first $250 million
                                 .75%                      next $500 million
                                 .70%                      over $750 million

     MetLife Advisers pays sub-investment advisory fees to the following entities for providing services to the Zenith Fund Portfolio(s) indicated. These fees are solely the responsibility of MetLife Advisers.

SUB-INVESTMENT MANAGER               PORTFOLIO(S)
-------------------------------------------------

Salomon Brothers Asset            Salomon Brothers U.S.
Management Inc.                       Government
                                  Salomon Brothers Strategic
                                     Opportunities Bond
Massachusetts Financial Services  MFS Investors Trust
Company                           MFS Research Managers
Davis Selected Advisers, L.P.     Davis Venture Value
Harris Associates L.P.            Harris Oakmark Focused Value
Loomis Sayles, & Company, L.P.    Loomis Sayles Small Cap
State Street Research &           State Street Research Bond Income
Management company /(1)/
Fidelity Management &             FI Structured Equity

Research Company                  FI Mid Cap Opportunities

MET INVESTORS ADVISORY LLC

     Met Investors LLC, a Metlife affiliaate, formerly known as Met Investors Advisory Corp., the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of the Met Investors Fund Portfolios.



     As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:



PORTFOLIO                                         ADVISORY FEE
--------------------------------------------------------------------------------
PIMCO Total Return Portfolio            0.50%
PIMCO Innovation Portfolio              1.05%
MFS Mid Cap Growth Portfolio            0.65% of first $150 million of
                                        such assets plus
                                        0.625% of such assets over $150
                                        million up to $300 million plus
                                        0.60% of such assets over $300 million
MFS Research International              0.80% of first $200 million of
Portfolio                               such assets plus
                                        0.75% of such assets over $200
                                        million up to $500 million plus
                                        0.70% of such assets over $500
                                        million up to $1 billion plus
                                        0.65% of such assets over $1
                                        billion
State Street Research
 Concentrated International Portfolios  .85%
Met/AIM Small Cap Growth Portfolios     .90%
Met/AIM Mid Cap Core Equity Portfolios  .75%
Lord Abbett Bond Debenture Portfolios   .60%

     Met Investors Advisory LLC pays each Met Investors Fund Portfolios' investment advisers a fee based on the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.

     Massachusetts Financial Services Company is the investment adviser to the MFS Mid Cap Growth and MFS Research International Portfolios. Pacific Investment Management Company, LLC is the sub-investment adviser to PIMCO Total Return Portfolio. PIMCO Equity Advisors, a division of PIMCO Advisors, L.P., is



Lord Abbett & Co is the investment adviser to the Lord Abbett Bond Debenture Portfolio. State Street Research & Management Company is the sub-investment adviser to the State Street Research Concentrated International Portfolio. AIM Capital Management, Inc. is the investment adviser to the Met/AIM Small Cap Growth and the Met/AIM Mid Cap Core Equity Portfolios.

CAPITAL RESEARCH AND MANAGEMENT COMPANY


     As compensation for its services, Capital Research and Management Company, the American Fund's investment adviser, receives a monthly fee which is accrued daily, calculated at the annual rate of: American Funds Global Small Capitalization Fund: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million; American Funds Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion; and American Funds Growth-Income Fund:
0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion.

     The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Fund are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Fund prospectuses are attached at the end of the Preference Plus Select Prospectus.

PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE ACCOUNT

     From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b+1)/6/-1], where "a" represents
                                     ---
                                     cd
dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. Change in Accumulation Unit Value or Annuity Unit Value refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\,/UV\0\ annualization factor]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities as a result of different Separate Account charges and withdrawal charges.


     Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Zenith Fund, Met
Investors Fund, and American Fund and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

     Historical performance information should not be relied on as a guarantee of future performance results.

     Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500(R) Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

     Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."

Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

     An "Equity Generator Return"
or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Greater of Annual step-up or 5% Annual Increase Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

For purposes of presentation, we may assume that certain Deferred Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

VOTING RIGHTS

     In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

     Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

     Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

     Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.


     You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

     You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

Disregarding voting instructions

     MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment adviser or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Zenith Fund's, Met Investors Fund's or American Fund's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

     a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("OPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     b. make certain withdrawals under plans for which a qualified consent is required;

     c. name someone other than the spouse as your beneficiary;

     d. use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the OPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the OPSA ends on the date of your death.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


SIMPLE IRAs
ELIGIBILITY AND CONTRIBUTIONS
To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA plan must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.

Note: The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increased the maximum annual contribution limits for SIMPLE IRA's and added an additional "catch-up" provision for taxpayers age 50 and above. For 2002, the maximum annual contribution limit will increase to $7,000.00 and participants 50 or older may contribute an additional $500.00. The table below shows the deductible amount for each year including the increase in the deductible amount for the 50+catch-up, as provided under EGTRRA. The contribution limits in excess of $6,000 as provided under EGTRRA are set to return to the pre-EGTRRA limits after 2010 unless further action is taken by Congress.


    For tax years    Contribution limit for      Limit for taxpayers
    beginning in     taxpayers under age 50       age 50 and older
    ------------     ----------------------      -------------------
        2002             $ 7,000                      $ 7,500

        2003               8,000                        9,000

        2004               9,000                       10,500

        2005              10,000                       12,000

        2006              10,000                       12,500
    and thereafter

    Note: the Contribution limit above will be adjusted for inflation in years after 2006.

These contributions, not including the age 50+catch up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below:

 For taxable years
Beginning in calendar year                   Applicable Dollar Limit
--------------------------------------------------------------------

      2002                                      $ 11,000
      2003                                        12,000
      2004                                        13,000
      2005                                        14,000
      2006 and thereafter                         15,000

You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

ROLLOVERS
Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA after two years) within 60 days of the distribution.

The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA



PERFORMANCE DATA

    The following data is illustrative only and should not be relied upon.


    The following data for average annual return for the investment divisions has been restated to reflect the deduction of the Separate Account charge for each class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Annual Contract Fee, withdrawal charges and the investment-related charge for the period before the inception date of the Deferred Annuity. We use the actual performance after the inception date. It does not reflect charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit.


B Class
---------------------------------------------------------------------------------------------------------------
                                                                       1 Year (or    5 Years (or   10 Years (or
Investment Division                                         Inception inception if   inception if  inception if
                                                               Date       less)         less)         less)
---------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division                    05/01/01      NA             NA            NA
Lehman Brothers(R) Aggregate Bond Index Division             11/09/98      NA             NA            NA
State Street Research Income Division                        03/01/85    -1.35%           NA            NA
PIMCO Total Return Division                                  05/01/01    -0.19%         4.82%         5.48%
Salomon Brothers Strategic Bond Opportunities Division       05/01/01      NA             NA            NA
State Street Research Diversified Division                   07/25/86      NA             NA            NA
MetLife Stock Index Division                                 05/01/90    -14.27%        5.83%         8.09%
American Funds Growth-Income Division                        05/01/01    -19.68%        7.86%         10.62%
Harris Oakmark Large Cap Value Division                      11/09/98      NA             NA            NA
T. Rowe Price Large Cap Growth Division                      11/09/98     9.41%           NA            NA
MFS Investors Trust Division                                 05/01/01    -17.60%          NA            NA
State Street Research Investment Trust Division              03/01/85      NA             NA            NA
MFS Research Managers Division                               05/01/01    -24.10%        6.29%         9.88%
American Funds Growth Division                               05/01/01      NA             NA            NA
Janus Growth Division                                        05/01/01      NA             NA            NA
Davis Venture Value Division                                 07/05/00      NA             NA            NA
Putnam Large Cap Growth Division                             07/05/00    -18.73%          NA            NA
MetLife Mid Cap Stock Index Division                         07/05/00    -36.72%          NA            NA
Neuberger Berman Partners Mid Cap Value Division             11/09/98    -9.63%           NA            NA
Harris Oakmark Focused Value Division                        05/01/01    -10.83%          NA            NA
MFS Mid Cap Growth Division                                  05/01/01      NA             NA            NA
Janus Mid Cap Division                                       03/03/97      NA             NA            NA
State Street Research Aggressive Growth Division             05/18/88    -42.73%          NA            NA
Loomis Sayles High Yield Bond Division                       03/03/97    -29.94%        0.27%         5.98%
Russell 2000(R) Index Division                               11/09/98    -9.72%           NA            NA
T. Rowe Price Small Cap Growth Division                      03/03/97    -7.76%           NA            NA
Loomis Sayles Small Cap Division                             07/05/00    -16.78%          NA            NA
State Street Research Aurora Division                        07/05/00    -16.60%          NA            NA
Franklin Templeton Small Cap Growth Division                 05/01/01     7.10%           NA            NA
PIMCO Innovation Division                                    05/01/01      NA             NA            NA
Scudder Global Equity Division                               03/03/97      NA             NA            NA
Morgan Stanley EAFE(R) Index Division                        11/09/98    -23.28%          NA            NA
MFS Research International Division                          05/01/01    -28.45%          NA            NA
Putnam International Stock Division                          07/01/91      NA             NA            NA
American Funds Global Small Capitalization Division          05/01/01    -33.23%        -4.13%        0.57%
---------------------------------------------------------------------------------------------------------------


C Class
------------------------------------------------------------------------------------------------------------------
                                                                         1 Year (or    5 Years (or   10 Years (or
Investment Division                                         Inception   inception if   inception if  inception if
                                                               Date         less)         less)         less)
------------------------------------------------------------------------------------------------------------------

Salomon Brothers U.S. Government Division                    05/01/01      NA             NA            NA
Lehman Brothers(R) Aggregate Bond Index Division             11/09/98      5.22%          NA            NA
State Street Research Income Division                        03/01/85      6.38%        4.99%         5.05%
PIMCO Total Return Division                                  05/01/01      NA             NA            NA
Salomon Brothers Strategic Bond Opportunities Division       05/01/01      NA             NA            NA
State Street Research Diversified Division                   07/25/86     -8.18%        5.97%         7.66%
MetLife Stock Index Division                                 05/01/90    -13.98%        7.96%        10.18%
American Funds Growth-Income Division                        05/01/01      NA             NA            NA
Harris Oakmark Large Cap Value Division                      11/09/98     15.95%          NA            NA
T. Rowe Price Large Cap Growth Division                      11/09/98    -11.75%          NA            NA
MFS Investors Trust Division                                 05/01/01      NA             NA            NA
State Street Research Investment Trust Division              03/01/85    -18.72%        6.43%         9.44%
MFS Research Managers Division                               05/01/01      NA             NA            NA
American Funds Growth Division                               05/01/01      NA             NA            NA
Janus Growth Division                                        05/01/01      NA             NA            NA
Davis Venture Value Division                                 07/05/00    -12.95%          NA            NA
Putnam Large Cap Growth Division                             07/05/00    -32.23%          NA            NA
MetLife Mid Cap Stock Index Division                         07/05/00     -3.22%          NA            NA
Neuberger Berman Partners Mid Cap Value Division             11/09/98     -4.49%          NA            NA
Harris Oakmark Focused Value Division                        05/01/01      NA             NA            NA
MFS Mid Cap Growth Division                                  05/01/01      NA             NA            NA
Janus Mid Cap Division                                       03/03/97    -38.66%          NA            NA
State Street Research Aggressive Growth Division             05/18/88    -24.97%        0.57%         5.55%
Loomis Sayles High Yield Bond Division                       03/03/97     -3.30%          NA            NA
Russell 2000(R) Index Division                               11/09/98     -1.22%          NA            NA
T. Rowe Price Small Cap Growth Division                      03/03/97    -10.88%          NA            NA
Loomis Sayles Small Cap Division                             07/05/00    -10.68%          NA            NA
State Street Research Aurora Division                        07/05/00     13.64%          NA            NA
Franklin Templeton Small Cap Growth Division                 05/01/01      NA             NA            NA
PIMCO Innovation Division                                    05/01/01      NA             NA            NA
Scudder Global Equity Division                               03/03/97    -17.83%          NA            NA
Morgan Stanley EAFE(R) Index Division                        11/09/98    -23.37%          NA            NA
MFS Research International Division                          05/01/01      NA             NA            NA
Putnam International Stock Division                          07/01/91    -28.54%        -3.84%        0.16%
American Funds Global Small Capitalization Division          05/01/01      NA             NA            NA
------------------------------------------------------------------------------------------------------------------

L Class
-----------------------------------------------------------------------------------------------------------------
                                                                        1 Year (or    5 Years (or   10 Years (or
Investment Division                                         Inception  inception if   inception if  inception if
                                                               Date        less)         less)         less)
-----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division                    05/01/01      NA             NA            NA
Lehman Brothers(R) Aggregate Bond Index Division             11/09/98    -1.62%           NA            NA
State Street Research Income Division                        03/01/85    -0.46%         5.15%         5.21%
PIMCO Total Return Division                                  05/01/01      NA             NA            NA
Salomon Brothers Strategic Bond Opportunities Division       05/01/01      NA             NA            NA
State Street Research Diversified Division                   07/25/86    -14.48%        6.13%         7.82%
MetLife Stock Index Division                                 05/01/90    -19.88%        8.12%         10.34%
American Funds Growth-Income Division                        05/01/01      NA             NA            NA
Harris Oakmark Large Cap Value Division                      11/09/98     9.12%           NA            NA
T. Rowe Price Large Cap Growth Division                      11/09/98    -17.81%          NA            NA
MFS Investors Trust Division                                 05/01/01      NA             NA            NA
State Street Research Investment Trust Division              03/01/85    -24.30%        6.59%         9.61%
MFS Research Managers Division                               05/01/01      NA             NA            NA
American Funds Growth Division                               05/01/01      NA             NA            NA
Janus Growth Division                                        05/01/01      NA             NA            NA
Davis Venture Value Division                                 07/05/00    -18.93%          NA            NA
Putnam Large Cap Growth Division                             07/05/00    -36.88%          NA            NA
MetLife Mid Cap Stock Index Division                         07/05/00    -9.86%           NA            NA
Neuberger Berman Partners Mid Cap Value Division             11/09/98    -11.05%          NA            NA
Harris Oakmark Focused Value Division                        05/01/01      NA             NA            NA
MFS Mid Cap Growth Division                                  05/01/01      NA             NA            NA
Janus Mid Cap Division                                       03/03/97    -42.87%          NA            NA
State Street Research Aggressive Growth Division             05/18/88    -30.12%        0.72%         5.71%
Loomis Sayles High Yield Bond Division                       03/03/97    -9.94%           NA            NA
Russell 2000(R) Index Division                               11/09/98    -8.00%           NA            NA
T. Rowe Price Small Cap Growth Division                      03/03/97    -16.99%          NA            NA
Loomis Sayles Small Cap Division                             07/05/00    -16.81%          NA            NA
State Street Research Aurora Division                        07/05/00     6.81%           NA            NA
Franklin Templeton Small Cap Growth Division                 05/01/01      NA             NA            NA
PIMCO Innovation Division                                    05/01/01      NA             NA            NA
Scudder Global Equity Division                               03/03/97    -23.47%          NA            NA
Morgan Stanley EAFE(R) Index Division                        11/09/98    -28.63%          NA            NA
MFS Research International Division                          05/01/01      NA             NA            NA
Putnam International Stock Division                          07/01/91    -33.43%        -3.69%        0.32%
American Funds Global Small Capitalization Division          05/01/01      NA             NA            NA
-----------------------------------------------------------------------------------------------------------------


Bonus Class
-----------------------------------------------------------------------------------------------------------------
                                                                       1 Year (or    5 Years (or   10 Years (or
Investment Division                                         Inception inception if   inception if  inception if
                                                               Date       less)         less)         less)
-----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division                    05/01/01      NA             NA            NA
Lehman Brothers(R) Aggregate Bond Index Division             11/09/98    -0.67%           NA            NA
State Street Research Income Division                        03/01/85     0.52%         4.68%         5.45%
PIMCO Total Return Division                                  05/01/01      NA             NA            NA
Salomon Brothers Strategic Bond Opportunities Division       05/01/01      NA             NA            NA
State Street Research Diversified Division                   07/25/86    -13.98%        5.70%         8.07%
MetLife Stock Index Division                                 05/01/90    -19.42%        7.75%         10.60%
American Funds Growth-Income Division                        05/01/01      NA             NA            NA
Harris Oakmark Large Cap Value Division                      11/09/98    10.36%           NA            NA
T. Rowe Price Large Cap Growth Division                      11/09/98    -17.33%          NA            NA
MFS Investors Trust Division                                 05/01/01      NA             NA            NA
State Street Research Investment Trust Division              03/01/85    -23.86%        6.17%         9.86%
MFS Research Managers Division                               05/01/01      NA             NA            NA
American Funds Growth Division                               05/01/01      NA             NA            NA
Janus Growth Division                                        05/01/01      NA             NA            NA
Davis Venture Value Division                                 07/05/00    -18.46%          NA            NA
Putnam Large Cap Growth Division                             07/05/00    -36.52%          NA            NA
MetLife Mid Cap Stock Index Division                         07/05/00    -9.34%           NA            NA
Neuberger Berman Partners Mid Cap Value Division             11/09/98    -10.53%          NA            NA
Harris Oakmark Focused Value Division                        05/01/01      NA             NA            NA
MFS Mid Cap Growth Division                                  05/01/01      NA             NA            NA
Janus Mid Cap Division                                       03/03/97    -42.54%          NA            NA
State Street Research Aggressive Growth Division             05/18/88    -29.71%        0.06%         5.95%
Loomis Sayles High Yield Bond Division                       03/03/97    -9.42%           NA            NA
Russell 2000(R) Index Division                               11/09/98    -7.30%           NA            NA
T. Rowe Price Small Cap Growth Division                      03/03/97    -16.51%          NA            NA
Loomis Sayles Small Cap Division                             07/05/00    -16.33%          NA            NA
State Street Research Aurora Division                        07/05/00     7.99%           NA            NA
Franklin Templeton Small Cap Growth Division                 05/01/01      NA             NA            NA
PIMCO Innovation Division                                    05/01/01      NA             NA            NA
Scudder Global Equity Division                               03/03/97    -23.03%          NA            NA
Morgan Stanley EAFE(R) Index Division                        11/09/98    -28.22%          NA            NA
MFS Research International Division                          05/01/01      NA             NA            NA
Putnam International Stock Division                          07/01/91    -33.07%        -4.37%        0.55%
American Funds Global Small Capitalization Division          05/01/01      NA             NA            NA
-----------------------------------------------------------------------------------------------------------------

The following data for annualized change in accumulation unit value for the investment divisions has been restated to reflect the deduction of the Separate Account charge for each class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Annual Contract Fee and the investment-related charge for the period before the inception date of the Deferred Annuity. We use the actual performance after the inception date. It does not reflect withdrawal charges, the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit.




B Class
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  1 Year            5 Years          10 Years
Investment Division                                             Inception   (or inception if  (or inception if  (or inception if
                                                                  Date            less)             less)             less)
----------------------------------------------------------------------------------------------------------------------------------

Salomon Brothers U.S. Government Division                        05/01/01           NA                NA                NA
Lehman Brothers(R) Aggregate Bond Index Division                 11/09/98          5.73%              NA                NA
State Street Research Income Division                            03/01/85          6.89%             5.50%             5.56%
PIMCO Total Return Division                                      05/01/01           NA                NA                NA
Salomon Brothers Strategic Bond Opportunities Division           05/01/01           NA                NA                NA
State Street Research Diversified Division                       07/25/86         -7.74%             6.48%             8.17%
MetLife Stock Index Division                                     05/01/90         -13.57%            8.47%            10.70%
American Funds Growth-Income Division                            05/01/01           NA                NA                NA
Harris Oakmark Large Cap Value Division                          11/09/98         16.50%              NA                NA
T. Rowe Price Large Cap Growth Division                          11/09/98         -11.33%             NA                NA
MFS Investors Trust Division                                     05/01/01           NA                NA                NA
State Street Research Investment Trust Division                  03/01/85         -18.32%            6.94%             9.97%
MFS Research Managers Division                                   05/01/01           NA                NA                NA
American Funds Growth Division                                   05/01/01           NA                NA                NA
Janus Growth Division                                            05/01/01           NA                NA                NA
Davis Venture Value Division                                     07/05/00         -12.54%             NA                NA
Putnam Large Cap Growth Division                                 07/05/00         -31.90%             NA                NA
MetLife Mid Cap Stock Index Division                             07/05/00         -2.75%              NA                NA
Neuberger Berman Partners Mid Cap Value Division                 11/09/98         -4.03%              NA                NA
Harris Oakmark Focused Value Division                            05/01/01           NA                NA                NA
MFS Mid Cap Growth Division                                      05/01/01           NA                NA                NA
Janus Mid Cap Division                                           03/03/97         -38.37%             NA                NA
State Street Research Aggressive Growth Division                 05/18/88         -24.60%            1.05%             6.06%
Loomis Sayles High Yield Bond Division                           03/03/97         -2.84%              NA                NA
Russell 2000(R) Index Division                                   11/09/98         -0.74%              NA                NA
T. Rowe Price Small Cap Growth Division                          03/03/97         -10.45%             NA                NA
Loomis Sayles Small Cap Division                                 07/05/00         -10.25%             NA                NA
State Street Research Aurora Division                            07/05/00         14.19%              NA                NA
Franklin Templeton Small Cap Growth Division                     05/01/01           NA                NA                NA
PIMCO Innovation Division                                        05/01/01           NA                NA                NA
Scudder Global Equity Division                                   03/03/97         -17.43%             NA                NA
Morgan Stanley EAFE(R) Index Division                            11/09/98         -23.00%             NA                NA
MFS Research International Division                              05/01/01           NA                NA                NA
Putnam International Stock Division                              07/01/91         -28.15%           -3.37%             0.65%
American Funds Global Small Capitalization Division              05/01/01           NA                NA                NA
----------------------------------------------------------------------------------------------------------------------------------


C Class
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  1 Year            5 Years          10 Years
Investment Division                                          Inception Date  (or inception if  (or inception if  (or inception if
                                                                                   less)             less)             less)
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division                        05/01/01           NA               NA               NA
Lehman Brothers(R) Aggregate Bond Index Division                 11/09/98          5.31%             NA               NA
State Street Research Income Division                            03/01/85          6.46%            5.07%            5.14%
PIMCO Total Return Division                                      05/01/01           NA               NA               NA
Salomon Brothers Strategic Bond Opportunities Division           05/01/01           NA               NA               NA
State Street Research Diversified Division                       07/25/86         -8.11%            6.05%            7.74%
MetLife Stock Index Division                                     05/01/90         -13.91%           8.04%           10.26%
American Funds Growth-Income Division                            05/01/01           NA               NA               NA
Harris Oakmark Large Cap Value Division                          11/09/98         16.04%             NA               NA
T. Rowe Price Large Cap Growth Division                          11/09/98         -11.68%            NA               NA
MFS Investors Trust Division                                     05/01/01           NA               NA               NA
State Street Research Investment Trust Division                  03/01/85         -18.65%           6.51%            9.53%
MFS Research Managers Division                                   05/01/01           NA               NA               NA
American Funds Growth Division                                   05/01/01           NA               NA               NA
Janus Growth Division                                            05/01/01           NA               NA               NA
Davis Venture Value Division                                     07/05/00         -12.89%            NA               NA
Putnam Large Cap Growth Division                                 07/05/00         -32.18%            NA               NA
MetLife Mid Cap Stock Index Division                             07/05/00         -3.14%             NA               NA
Neuberger Berman Partners Mid Cap Value Division                 11/09/98         -4.42%             NA               NA
Harris Oakmark Focused Value Division                            05/01/01           NA               NA               NA
MFS Mid Cap Growth Division                                      05/01/01           NA               NA               NA
Janus Mid Cap Division                                           03/03/97         -38.62%            NA               NA
State Street Research Aggressive Growth Division                 05/18/88         -24.91%           0.65%            5.63%
Loomis Sayles High Yield Bond Division                           03/03/97         -3.23%             NA               NA
Russell 2000(R) Index Division                                   11/09/98         -1.14%             NA               NA
T. Rowe Price Small Cap Growth Division                          03/03/97         -10.81%            NA               NA
Loomis Sayles Small Cap Division                                 07/05/00         -10.61%            NA               NA
State Street Research Aurora Division                            07/05/00         13.73%             NA               NA
Franklin Templeton Small Cap Growth Division                     05/01/01           NA               NA               NA
PIMCO Innovation Division                                        05/01/01           NA               NA               NA
Scudder Global Equity Division                                   03/03/97         -17.77%            NA               NA
Morgan Stanley EAFE(R) Index Division                            11/09/98         -23.31%            NA               NA
MFS Research International Division                              05/01/01           NA               NA               NA
Putnam International Stock Division                              07/01/91         -28.49%          -3.77%            0.24%
American Funds Global Small Capitalization Division              05/01/01           NA               NA               NA
---------------------------------------------------------------------------------------------------------------------------------


L Class
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  1 Year            5 Years          10 Years
Investment Division                                          Inception Date  (or inception if  (or inception if  (or inception if
                                                                                   less)             less)             less)
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division                        05/01/01           NA               NA               NA
Lehman Brothers(R) Aggregate Bond Index Division                 11/09/98          5.46%             NA               NA
State Street Research Income Division                            03/01/85          6.62%            5.23%            5.29%
PIMCO Total Return Division                                      05/01/01           NA               NA               NA
Salomon Brothers Strategic Bond Opportunities Division           05/01/01           NA               NA               NA
State Street Research Diversified Division                       07/25/86         -7.97%            6.21%            7.90%
MetLife Stock Index Division                                     05/01/90         -13.78%           8.20%           10.43%
American Funds Growth-Income Division                            05/01/01           NA               NA               NA
Harris Oakmark Large Cap Value Division                          11/09/98         16.21%             NA               NA
T. Rowe Price Large Cap Growth Division                          11/09/98         -11.55%            NA               NA
MFS Investors Trust Division                                     05/01/01           NA               NA               NA
State Street Research Investment Trust Division                  03/01/85         -18.53%           6.67%            9.69%
MFS Research Managers Division                                   05/01/01           NA               NA               NA
American Funds Growth Division                                   05/01/01           NA               NA               NA
Janus Growth Division                                            05/01/01           NA               NA               NA
Davis Venture Value Division                                     07/05/00         -12.76%            NA               NA
Putnam Large Cap Growth Division                                 07/05/00         -32.07%            NA               NA
MetLife Mid Cap Stock Index Division                             07/05/00         -3.00%             NA               NA
Neuberger Berman Partners Mid Cap Value Division                 11/09/98         -4.27%             NA               NA
Harris Oakmark Focused Value Division                            05/01/01           NA               NA               NA
MFS Mid Cap Growth Division                                      05/01/01           NA               NA               NA
Janus Mid Cap Division                                           03/03/97         -38.52%            NA               NA
State Street Research Aggressive Growth Division                 05/18/88         -24.79%           0.80%            5.79%
Loomis Sayles High Yield Bond Division                           03/03/97         -3.08%             NA               NA
Russell 2000(R) Index Division                                   11/09/98         -0.99%             NA               NA
T. Rowe Price Small Cap Growth Division                          03/03/97         -10.67%            NA               NA
Loomis Sayles Small Cap Division                                 07/05/00         -10.48%            NA               NA
State Street Research Aurora Division                            07/05/00         13.90%             NA               NA
Franklin Templeton Small Cap Growth Division                     05/01/01           NA               NA               NA
PIMCO Innovation Division                                        05/01/01           NA               NA               NA
Scudder Global Equity Division                                   03/03/97         -17.64%            NA               NA
Morgan Stanley EAFE(R) Index Division                            11/09/98         -23.19%            NA               NA
MFS Research International Division                              05/01/01           NA               NA               NA
Putnam International Stock Division                              07/01/91         -28.36%          -3.62%            0.39%
American Funds Global Small Capitalization Division              05/01/01           NA               NA               NA
---------------------------------------------------------------------------------------------------------------------------------


Bonus Class
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  1 Year            5 Years          10 Years
Investment Division                                          Inception Date  (or inception if  (or inception if  (or inception if
                                                                                   less)             less)             less)
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division                        05/01/01           NA               NA                  NA
Lehman Brothers(R) Aggregate Bond Index Division                 11/09/98          0.31%             NA                  NA
State Street Research Income Division                            03/01/85          1.50%            4.76%               5.73%
PIMCO Total Return Division                                      05/01/01           NA               NA                  NA
Salomon Brothers Strategic Bond Opportunities Division           05/01/01           NA               NA                  NA
State Street Research Diversified Division                       07/25/86         -13.01%           5.78%               8.35%
MetLife Stock Index Division                                     05/01/90         -18.45%           7.84%              10.88%
American Funds Growth-Income Division                            05/01/01           NA               NA                  NA
Harris Oakmark Large Cap Value Division                          11/09/98         11.36%             NA                  NA
T. Rowe Price Large Cap Growth Division                          11/09/98         -16.36%            NA                  NA
MFS Investors Trust Division                                     05/01/01           NA               NA                  NA
State Street Research Investment Trust Division                  03/01/85         -22.89%           6.25%              10.14%
MFS Research Managers Division                                   05/01/01           NA               NA                  NA
American Funds Growth Division                                   05/01/01           NA               NA                  NA
Janus Growth Division                                            05/01/01           NA               NA                  NA
Davis Venture Value Division                                     07/05/00         -17.49%            NA                  NA
Putnam Large Cap Growth Division                                 07/05/00         -35.56%            NA                  NA
MetLife Mid Cap Stock Index Division                             07/05/00         -8.36%             NA                  NA
Neuberger Berman Partners Mid Cap Value Division                 11/09/98         -9.56%             NA                  NA
Harris Oakmark Focused Value Division                            05/01/01           NA               NA                  NA
MFS Mid Cap Growth Division                                      05/01/01           NA               NA                  NA
Janus Mid Cap Division                                           03/03/97         -41.59%            NA                  NA
State Street Research Aggressive Growth Division                 05/18/88         -28.75%           0.14%               6.23%
Loomis Sayles High Yield Bond Division                           03/03/97         -8.44%             NA                  NA
Russell 2000(R) Index Division                                   11/09/98         -6.32%             NA                  NA
T. Rowe Price Small Cap Growth Division                          03/03/97         -15.54%            NA                  NA
Loomis Sayles Small Cap Division                                 07/05/00         -15.36%            NA                  NA
State Street Research Aurora Division                            07/05/00          8.98%             NA                  NA
Franklin Templeton Small Cap Growth Division                     05/01/01           NA               NA                  NA
PIMCO Innovation Division                                        05/01/01           NA               NA                  NA
Scudder Global Equity Division                                   03/03/97         -22.06%            NA                  NA
Morgan Stanley EAFE(R) Index Division                            11/09/98         -27.25%            NA                  NA
MFS Research International Division                              05/01/01           NA               NA                  NA
Putnam International Stock Division                              07/01/91         -32.11%          -4.29%               0.81%
American Funds Global Small Capitalization Division              05/01/01           NA               NA                  NA
----------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Values Tables for Period August 3, 2001 through December 31, 2001


These tables show fluctuations in the Accumulation Unit Values for each possible mix offered in the Deferred Annuity for each investment division from inception (August 3, 2001) to year end (except the highest possible and lowest possible mix which are in the prospectus). The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The Guaranteed Minimum Income Benefit charge is made by canceling accumulation units and, therefore, the charge is not reflected in the Accumulation Unit Value. However, purchasing this option will result in higher charges.



                                Table A
                      C Class and Basic Death Benefit
                                                                                                           Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)

Salomon Brothers U.S. Government Division                     2001       $14.25          $14.51                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.11           11.32                        0

State Street Research Income Division (a)                     2001        39.23           40.27                        0

PIMCO Total Return Division                                   2001        10.24           10.42                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.32           15.61                        0

State Street Research Diversified Division                    2001        35.78           34.84                        0

MetLife Stock Index Division                                  2001        37.05           34.95                        0

American Funds Growth-Income Division                         2001        82.85           79.47                        0

Harris Oakmark Large Cap Value Division                       2001        11.58           11.40                        0

T. Rowe Price Large Cap Growth Division                       2001        11.58           11.43                        0

MFS Investors Trust Division                                  2001         8.67            8.24                        0

State Street Research Investment Trust Division               2001        67.43           62.87                        0

MFS Research Managers Division                                2001         9.34            8.28                        0

American Funds Growth Division                                2001       118.09          106.85                        0

Janus Growth Division                                         2001         8.86            7.73                        0

Davis Venture Value Division                                  2001        26.73           25.98                        0

Putnam Large Cap Growth Division                              2001         5.38            4.90                        0

MetLife Mid Cap Stock Index Division                          2001        10.40           10.28                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.27           14.95                        0

                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $24.89          $25.72                        0

MFS Mid Cap Growth Division                                   2001         8.63            8.24                        0

Janus Mid Cap Division                                        2001        18.01           15.49                        0

State Street Research Aggressive Growth Division              2001        35.96           33.88                        0

Loomis Sayles High Yield Bond Division (b)                    2001        10.65           10.38                        0

Russell 2000 Index Division                                   2001        11.95           11.88                        0

T. Rowe Price Small Cap Growth Division                       2001        12.14           11.94                        0

Loomis Sayles Small Cap Division                              2001        22.54           22.04                        0

State Street Research Aurora Division                         2001        14.18           13.93                        0

Franklin Templeton Small Cap Growth Division                  2001         9.17            8.78                        0

PIMCO Innovation Division                                     2001         7.04            6.08                        0

Scudder Global Equity Division                                2001        12.79           12.05                        0

Morgan Stanley EAFE Index Division                            2001         9.32            8.54                        0

MFS Research International Division                           2001         9.01            8.36                        0

Putnam International Stock Division                           2001        11.95           11.16                        0

American Funds Global Small Capitalization Division           2001        13.69           13.35                        0

                                    Table B
                         L Class and Basic Death Benefit


                                                                                                           Number of
                                                                       Inception        End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)

Salomon Brothers U.S. Government Division                     2001      $ 14.39         $ 14.67                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.16           11.37                        0

State Street Research Income Division/(a)/                    2001        40.31           41.40                        0

PIMCO Total Return Division                                   2001        10.25           10.44                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.48           15.77                        0

State Street Research Diversified Division                    2001        36.59           35.66                        0

MetLife Stock Index Division                                  2001        37.69           35.57                        0

American Funds Growth-Income Division                         2001        85.05           81.64                        0

Harris Oakmark Large Cap Value Division                       2001        11.62           11.45                        0

T. Rowe Price Large Cap Growth Division                       2001        11.62           11.48                        0

MFS Investors Trust Division                                  2001         8.70            8.27                        0

State Street Research Investment Trust Division               2001        69.28           64.64                        0

MFS Research Managers Division                                2001         9.38            8.29                        0

American Funds Growth Division                                2001       121.23          109.75                        0

Janus Growth Division                                         2001         8.87            7.74                        0

Davis Venture Value Division                                  2001        27.00           26.26                        0

Putnam Large Cap Growth Division                              2001         5.39            4.92                        0

MetLife Mid Cap Stock Index Division                          2001        10.42           10.31                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.34           15.02                        0

                                                                                                           Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $25.20          $26.05                        0

MFS Mid Cap Growth Division                                   2001         8.64            8.25                        0

Janus Mid Cap Division                                        2001        18.13           15.60                        0

State Street Research Aggressive Growth Division              2001        36.68           34.58                        0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.72           10.45                        0

Russell 2000 Index Division                                   2001        12.00           11.93                        0

T. Rowe Price Small Cap Growth Division                       2001        12.22           12.02                        0

Loomis Sayles Small Cap Division                              2001        22.79           22.30                        0

State Street Research Aurora Division                         2001        14.20           13.96                        0

Franklin Templeton Small Cap Growth Division                  2001         9.17            8.79                        0

PIMCO Innovation Division                                     2001         7.05            6.09                        0

Scudder Global Equity Division                                2001        12.88           12.14                        0

Morgan Stanley EAFE Index Division                            2001         9.36            8.59                        0

MFS Research International Division                           2001         9.02            8.37                        0

Putnam International Stock Division                           2001        12.14           11.34                        0

American Funds Global Small Capitalization Division           2001        13.75           13.43                        0

                                    Table C
                       Bonus Class and Basic Death Benefit


                                                                                                           Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 14.20         $ 14.46                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.10           11.30                        0

State Street Research Income Division/(a)/                    2001        38.87           39.90                        0

PIMCO Total Return Division                                   2001        10.24           10.42                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.27           15.55                        0

State Street Research Diversified Division                    2001        35.51           34.57                        0

MetLife Stock Index Division                                  2001        36.85           34.75                        0

American Funds Growth-Income Division                         2001        82.13           78.76                        0

Harris Oakmark Large Cap Value Division                       2001        11.56           11.38                        0

T. Rowe Price Large Cap Growth Division                       2001        11.56           11.41                        0

MFS Investors Trust Division                                  2001         8.66            8.23                        0

State Street Research Investment Trust Division               2001        66.82           62.29                        0

MFS Research Managers Division                                2001         9.33            8.28                        0

American Funds Growth Division                                2001       117.06          105.89                        0

Janus Growth Division                                         2001         8.86            7.73                        0

Davis Venture Value Division                                  2001        26.64           25.89                        0

Putnam Large Cap Growth Division                              2001         5.37            4.90                        0

MetLife Mid Cap Stock Index Division                          2001        10.40           10.28                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.25           14.93                        0

                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $24.79          $25.60                        0

MFS Mid Cap Growth Division                                   2001         8.63            8.24                        0

Janus Mid Cap Division                                        2001        17.97           15.45                        0

State Street Research Aggressive Growth Division              2001        35.72           33.65                        0

Loomis Sayles High Yield Bond Division /(b)/                  2001        10.63           10.35                        0

Russell 2000 Index Division                                   2001        11.93           11.86                        0

T. Rowe Price Small Cap Growth Division                       2001        12.11           11.91                        0

Loomis Sayles Small Cap Division                              2001        22.46           21.96                        0

State Street Research Aurora Division                         2001        14.17           13.92                        0

Franklin Templeton Small Cap Growth Division                  2001         9.17            8.78                        0

PIMCO Innovation Division                                     2001         7.04            6.08                        0

Scudder Global Equity Division                                2001        12.77           12.02                        0

Morgan Stanley EAFE Index Division                            2001         9.31            8.53                        0

MFS Research International Division                           2001         9.01            8.35                        0

Putnam International Stock Division                           2001        11.89           11.10                        0

American Funds Global Small Capitalization Division           2001        13.66           13.33                        0

                                    Table D
                    B Class and Annual Step-Up Death Benefit

                                                                                                           Number of
                                                                         Inception      End of Year    Accumulation Units
                                                                        Accumulation    Accumulation    End of Year (In
                                                                Year     Unit Value      Unit Value        Thousands)
Salomon Brothers U.S. Government Division                       2001      $ 14.54         $ 14.83                       0

Lehman Brothers Aggregate Bond Index Division                   2001        11.20           11.42                 6258.22

State Street Research Income Division/(a)/                      2001        41.42           42.57                 1903.48

PIMCO Total Return Division                                     2001        10.25           10.45                  904.19

Salomon Brothers Strategic Bond Opportunities Division          2001        15.63           15.94                       0

State Street Research Diversified Division                      2001        37.43           36.49                       0

MetLife Stock Index Division                                    2001        38.33           36.20                       0

American Funds Growth-Income Division                           2001        87.32           83.86                   67.89

Harris Oakmark Large Cap Value Division                         2001        11.67           11.51                 6882.86

T. Rowe Price Large Cap Growth Division                         2001        11.67           11.54                       0

MFS Investors Trust Division                                    2001         8.73            8.31                       0

State Street Research Investment Trust Division                 2001        71.19           66.46                       0

MFS Research Managers Division                                  2001         9.41            8.31                       0

American Funds Growth Division                                  2001       124.46          112.74                   49.70

Janus Growth Division                                           2001         8.87            7.75                  742.38

Davis Venture Value Division                                    2001        27.27           26.54                       0

Putnam Large Cap Growth Division                                2001         5.40            4.93                       0

MetLife Mid Cap Stock Index Division                            2001        10.44           10.33                       0

Neuberger Berman Partners Mid Cap Value Division                2001        15.40           15.09                       0

                                                                                                                  Number of
                                                                              Inception       End of Year     Accumulation Units
                                                                             Accumulation     Accumulation     End of Year (In
                                                                Year          Unit Value       Unit Value          Thousands)
Harris Oakmark Focused Value Division                           2001           $25.51            $26.39                2998.79

MFS Mid Cap Growth Division                                     2001             8.64              8.26                 703.39

Janus Mid Cap Division                                          2001            18.25             15.71                      0

State Street Research Aggressive Growth Division                2001            37.42             35.30                      0

Loomis Sayles High Yield Bond Division/(b)/                     2001            10.79             10.53                      0

Russell 2000 Index Division                                     2001            12.05             11.99                      0

T. Rowe Price Small Cap Growth Division                         2001            12.30             12.11                      0

Loomis Sayles Small Cap Division                                2001            23.04             22.56                      0

State Street Research Aurora Division                           2001            14.23             13.99                 417.32

Franklin Templeton Small Cap Growth Division                    2001             9.18              8.80                 640.84

PIMCO Innovation Division                                       2001             7.05              6.10                      0

Scudder Global Equity Division                                  2001            12.97             12.23                      0

Morgan Stanley EAFE Index Division                              2001             9.40              8.63                      0

MFS Research International Division                             2001             9.02              8.38                 684.90

Putnam International Stock Division                             2001            12.33             11.52                      0

American Funds Global Small Capitalization Division             2001            13.82             13.50                      0

                                     Table E

                    C Class and Annual Step-Up Death Benefit

                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 14.15         $ 14.41                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.08           11.28                        0

State Street Research Income Division (a)                     2001        38.52           39.53                        0

PIMCO Total Return Division                                   2001        10.24           10.41                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.22           15.49                        0

State Street Research Diversified Division                    2001        35.24           34.30                        0

MetLife Stock Index Division                                  2001        36.64           34.54                        0

American Funds Growth-Income Division                         2001        81.42           78.06                        0

Harris Oakmark Large Cap Value Division                       2001        11.55           11.36                        0

T. Rowe Price Large Cap Growth Division                       2001        11.54           11.39                        0

MFS Investors Trust Division                                  2001         8.65            8.22                        0

State Street Research Investment Trust Division               2001        66.22           61.71                        0

MFS Research Managers Division                                2001         9.32            8.28                        0

American Funds Growth Division                                2001       116.05          104.95                        0

Janus Growth Division                                         2001         8.86            7.73                        0

Davis Venture Value Division                                  2001        26.55           25.79                        0

Putnam Large Cap Growth Division                              2001         5.37            4.89                        0

MetLife Mid Cap Stock Index Division                          2001        10.39           10.27                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.23           14.90                        0

                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $24.68          $25.49                        0

MFS Mid Cap Growth Division                                   2001         8.63            8.23                        0

Janus Mid Cap Division                                        2001        17.93           15.41                        0

State Street Research Aggressive Growth Division              2001        35.48           33.42                        0

Loomis Sayles High Yield Bond Division (b)                    2001        10.60           10.33                        0

Russell 2000 Index Division                                   2001        11.91           11.84                        0

T. Rowe Price Small Cap Growth Division                       2001        12.09           11.88                        0

Loomis Sayles Small Cap Division                              2001        22.38           21.87                        0

State Street Research Aurora Division                         2001        14.17           13.91                        0

Franklin Templeton Small Cap Growth Division                  2001         9.17            8.78                        0

PIMCO Innovation Division                                     2001         7.04            6.08                        0

Scudder Global Equity Division                                2001        12.74           11.99                        0

Morgan Stanley EAFE Index Division                            2001         9.30            8.52                        0

MFS Research International Division                           2001         9.01            8.35                        0

Putnam International Stock Division                           2001        11.83           11.04                        0

American Funds Global Small Capitalization Division           2001        13.64           13.30                        0

                                     Table F

                    L Class and Annual Step-Up Death Benefit

                                                                                               Number of
                                                                Inception     End of Year  Accumulation Units
                                                               Accumulation  Accumulation   End of Year (In
                                                        Year    Unit Value    Unit Value      Thousands)
Salomon Brothers U.S. Government Division               2001     $ 14.29      $ 14.57                       0

Lehman Brothers Aggregate Bond Index Division           2001       11.13        11.34                       0

State Street Research Income Division (a)               2001       39.58        40.64                       0

PIMCO Total Return Division                             2001       10.24        10.43                       0

Salomon Brothers Strategic Bond Opportunities Division  2001       15.37        15.66                       0

State Street Research Diversified Division              2001       36.05        35.11                       0

MetLife Stock Index Division                            2001       37.26        35.15                       0

American Funds Growth-Income Division                   2001       83.58        80.19                       0

Harris Oakmark Large Cap Value Division                 2001       11.59        11.42                       0

T. Rowe Price Large Cap Growth Division                 2001       11.59        11.45                       0

MFS Investors Trust Division                            2001        8.68         8.25                       0

State Street Research Investment Trust Division         2001       68.04        63.45                       0

MFS Research Managers Division                          2001        9.36         8.29                       0

American Funds Growth Division                          2001      119.13       107.81                       0

Janus Growth Division                                   2001        8.86         7.74                       0

Davis Venture Value Division                            2001       26.82        26.07                       0

Putnam Large Cap Growth Division                        2001        5.38         4.91                       0

MetLife Mid Cap Stock Index Division                    2001       10.41        10.29                       0

Neuberger Berman Partners Mid Cap Value Division        2001       15.30        14.97                       0

                                                                                                        Number of
                                                                        Inception      End of Year  Accumulation Units
                                                                       Accumulation    Accumulation  End of Year (In
                                                           Year         Unit Value      Unit Value     Thousands)
Harris Oakmark Focused Value Division                      2001           $24.99          $25.83                 0

MFS Mid Cap Growth Division                                2001             8.63            8.24                 0

Janus Mid Cap Division                                     2001            18.05           15.52                 0

State Street Research Aggressive Growth Division           2001            36.20           34.11                 0

Loomis Sayles High Yield Bond Division/(b)/                2001            10.67           10.40                 0

Russell 2000 Index Division                                2001            11.96           11.90                 0

T. Rowe Price Small Cap Growth Division                    2001            12.17           11.97                 0

Loomis Sayles Small Cap Division                           2001            22.62           22.13                 0

State Street Research Aurora Division                      2001            14.19           13.94                 0

Franklin Templeton Small Cap Growth Division               2001             9.17            8.79                 0

PIMCO Innovation Division                                  2001             7.05            6.08                 0

Scudder Global Equity Division                             2001            12.82           12.08                 0

Morgan Stanley EAFE Index Division                         2001             9.33            8.56                 0

MFS Research International Division                        2001             9.01            8.36                 0

Putnam International Stock Division                        2001            12.01           11.22                 0

American Funds Global Small Capitalization Division        2001            13.71           13.38                 0

                                    Table G

                  Bonus Class and Annual Step-Up Death Benefit

                                                                                                         Number of
                                                                        Inception      End of Year   Accumulation Units
                                                                       Accumulation   Accumulation     End of Year (In
                                                              Year      Unit Value     Unit Value         Thousands)
Salomon Brothers U.S. Government Division                       2001     $ 14.10        $ 14.36               0

Lehman Brothers Aggregate Bond Index Division                   2001       11.07          11.26            1381.25

State Street Research Income Division (a)                       2001       38.18          39.16               0

PIMCO Total Return Division                                     2001       10.23          10.41            1402.65

Salomon Brothers Strategic Bond Opportunities Division          2001       15.16          15.44            1007.54

State Street Research Diversified Division                      2001       34.97          34.04             216.634

MetLife Stock Index Division                                    2001       36.43          34.34             671.674

American Funds Growth-Income Division                           2001       80.71          77.37               0

Harris Oakmark Large Cap Value Division                         2001       11.53          11.35            3045.153

T. Rowe Price Large Cap Growth Division                         2001       11.53          11.37             987.77

MFS Investors Trust Division                                    2001        8.64           8.21               0

State Street Research Investment Trust Division                 2001       65.62          61.14             182.433

MFS Research Managers Division                                  2001        9.31           8.27               0

American Funds Growth Division                                  2001      115.03         104.01               0

Janus Growth Division                                           2001        8.86           7.73               0

Davis Venture Value Division                                    2001       26.46          25.70            1042.477

Putnam Large Cap Growth Division                                2001        5.37           4.89               0

MetLife Mid Cap Stock Index Division                            2001       10.39          10.26               0

Neuberger Berman Partners Mid Cap Value Division                2001       15.21          14.88               0

                                                                                                        Number of
                                                                        Inception      End of Year  Accumulation Units
                                                                       Accumulation   Accumulation    End of Year (In
                                                               Year      Unit Value    Unit Value       Thousands)
Harris Oakmark Focused Value Division                          2001      $24.58         $25.38          1263.388

MFS Mid Cap Growth Division                                    2001        8.63           8.23          1377.56

Janus Mid Cap Division                                         2001       17.89          15.37           502.323

State Street Research Aggressive Growth Division               2001       35.25          33.19             0

Loomis Sayles High Yield Bond Division (b)                     2001       10.58          10.30             0

Russell 2000 Index Division                                    2001       11.90          11.82           717.553

T. Rowe Price Small Cap Growth Division                        2001       12.06          11.85             0

Loomis Sayles Small Cap Division                               2001       22.30          21.79             0

State Street Research Aurora Division                          2001       14.16          13.90          1912.924

Franklin Templeton Small Cap Growth Division                   2001        9.17           8.77             0

PIMCO Innovation Division                                      2001        7.04           6.07             0

Scudder Global Equity Division                                 2001       12.71          11.97          3102.037

Morgan Stanley EAFE Index Division                             2001        9.28           8.50          1841.45

MFS Research International Division                            2001        9.00           8.35             0

Putnam International Stock Division                            2001       11.77          10.98          1297.52

American Funds Global Small Capitalization Division            2001       13.62          13.28             0

                                    Table H
    B Class, Greater % Annual Step-Up or 5% Annual Increase Death Benefit and
                          Earnings Preservation Benefit


                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 14.15         $ 14.41                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.08           11.28                        0

State Street Research Income Division/(a)/                    2001        38.52           39.53                        0

PIMCO Total Return Division                                   2001        10.24           10.41                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.22           15.49                        0

State Street Research Diversified Division                    2001        35.24           34.30                        0

MetLife Stock Index Division                                  2001        36.64           34.54                        0

American Funds Growth-Income Division                         2001        81.42           78.06                        0

Harris Oakmark Large Cap Value Division                       2001        11.55           11.36                        0

T. Rowe Price Large Cap Growth Division                       2001        11.54           11.39                        0

MFS Investors Trust Division                                  2001         8.65            8.22                        0

State Street Research Investment Trust Division               2001        66.22           61.71                        0

MFS Research Managers Division                                2001         9.32            8.28                        0

American Funds Growth Division                                2001       116.05          104.95                        0

Janus Growth Division                                         2001         8.86            7.73                        0

Davis Venture Value Division                                  2001        26.55           25.79                        0

Putnam Large Cap Growth Division                              2001         5.37            4.89                        0

MetLife Mid Cap Stock Index Division                          2001        10.39           10.27                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.23           14.90                        0

                                                                                                           Number of
                                                                       Inception         End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $24.68          $25.49                        0

MFS Mid Cap Growth Division                                   2001         8.63            8.23                        0

Janus Mid Cap Division                                        2001        17.93           15.41                        0

State Street Research Aggressive Growth Division              2001        35.48           33.42                        0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.60           10.33                        0

Russell 2000 Index Division                                   2001        11.91           11.84                        0

T. Rowe Price Small Cap Growth Division                       2001        12.09           11.88                        0

Loomis Sayles Small Cap Division                              2001        22.38           21.87                        0

State Street Research Aurora Division                         2001        14.17           13.91                        0

Franklin Templeton Small Cap Growth Division                  2001         9.17            8.78                        0

PIMCO Innovation Division                                     2001         7.04            6.08                        0

Scudder Global Equity Division                                2001        12.74           11.99                        0

Morgan Stanley EAFE Index Division                            2001         9.30            8.52                        0

MFS Research International Division                           2001         9.01            8.35                        0

Putnam International Stock Division                           2001        11.83           11.04                        0

American Funds Global Small Capitalization Division           2001        13.64           13.30                        0

                                    Table I
    C Class, Greater % Annual Step-Up or 5% Annual Increase Death Benefit and
                          Earnings Preservation Benefit


                                                                                                           Number of
                                                                        Inception      End of Year     Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 13.77          $14.00                        0

Lehman Brothers Aggregate Bond Index Division                 2001        10.96           11.14                        0

State Street Research Income Division/(a)/                    2001        35.83           36.70                        0

PIMCO Total Return Division                                   2001        10.22           10.38                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        14.81           15.06                        0

State Street Research Diversified Division                    2001        33.18           32.24                        0

MetLife Stock Index Division                                  2001        35.03           32.97                        0

American Funds Growth-Income Division                         2001        75.91           72.67                        0

Harris Oakmark Large Cap Value Division                       2001        11.42           11.22                        0

T. Rowe Price Large Cap Growth Division                       2001        11.42           11.25                        0

MFS Investors Trust Division                                  2001         8.58            8.13                        0

State Street Research Investment Trust Division               2001        61.59           57.30                        0

MFS Research Managers Division                                2001         9.24            8.25                        0

American Funds Growth Division                                2001       108.20           97.69                        0

Janus Growth Division                                         2001         8.85            7.71                        0

Davis Venture Value Division                                  2001        25.84           25.06                        0

Putnam Large Cap Growth Division                              2001         5.34            4.86                        0

MetLife Mid Cap Stock Index Division                          2001        10.35           10.21                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.07           14.72                        0

                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $23.88          $24.62                        0

MFS Mid Cap Division                                          2001         8.61            8.20                        0

Janus Mid Cap Division                                        2001        17.62           15.12                        0

State Street Research Aggressive Growth Division              2001        33.65           31.64                        0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.42           10.13                        0

Russell 2000 Index Division                                   2001        11.79           11.69                        0

T. Rowe Price Small Cap Growth Division                       2001        11.88           11.65                        0

Loomis Sayles Small Cap Division                              2001        21.74           21.21                        0

State Street Research Aurora Division                         2001        14.11           13.82                        0

Franklin Templeton Small Cap Growth Division                  2001         9.16            8.75                        0

PIMCO Innovation Division                                     2001         7.03            6.05                        0

Scudder Global Equity Division                                2001        12.51           11.76                        0

Morgan Stanley EAFE Index Division                            2001         9.20            8.41                        0

MFS Research International Division                           2001         8.99            8.32                        0

Putnam International Stock Division                           2001        11.35           10.58                        0

American Funds Global Small Capitalization Division           2001        13.46           13.11                        0

                                    Table J
    L Class, Greater % Annual Step-Up or 5% Annual Increase Death Benefit and
                         Earnings Preservation Benefit

                                                                                                          Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 13.91         $ 14.15                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.01           11.19                        0

State Street Research Income Division/(a)/                    2001        36.82           37.74                        0

PIMCO Total Return Division                                   2001        10.22           10.39                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        14.96           15.22                        0

State Street Research Diversified Division                    2001        33.94           33.00                        0

MetLife Stock Index Division                                  2001        35.62           33.55                        0

American Funds Growth-Income Division                         2001        77.93           74.65                        0

Harris Oakmark Large Cap Value Division                       2001        11.47           11.28                        0

T. Rowe Price Large Cap Growth Division                       2001        11.47           11.30                        0

MFS Investors Trust Division                                  2001         8.61            8.16                        0

State Street Research Investment Trust Division               2001        63.28           58.92                        0

MFS Research Managers Division                                2001         9.27            8.26                        0

American Funds Growth Division                                2001       111.08          100.35                        0

Janus Growth Division                                         2001         8.85            7.72                        0

Davis Venture Value Division                                  2001        26.10           25.34                        0

Putnam Large Cap Growth Division                              2001         5.35            4.87                        0

MetLife Mid Cap Stock Index Division                          2001        10.36           10.23                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.13           14.79                        0

                                                                                                           Number of
                                                                         Inception      End of Year     Accumulation Units
                                                                        Accumulation   Accumulation     End of Year (In
                                                             Year        Unit Value     Unit Value         Thousands)
Harris Oakmark Focused Value Division                        2001        $ 24.18        $ 24.95                0

MFS Mid Cap Growth Division                                  2001           8.62           8.21                0

Janus Mid Cap Division                                       2001          17.73          15.23                0

State Street Research Aggressive Growth Division             2001          34.33          32.29                0

Loomis Sayles High Yield Bond Division/(b)/                  2001          10.49          10.20                0

Russell 2000 Index Division                                  2001          11.83          11.75                0

T. Rowe Price Small Cap Growth Division                      2001          11.95          11.74                0

Loomis Sayles Small Cap Division                             2001          21.98          21.46                0

State Street Research Aurora Division                        2001          14.13          13.86                0

Franklin Templeton Small Cap Growth Division                 2001           9.16           8.76                0

PIMCO Innovation Division                                    2001           7.03           6.06                0

Scudder Global Equity Division                               2001          12.60          11.85                0

Morgan Stanley EAFE Index Division                           2001           9.23           8.45                0

MFS Research International Division                          2001           8.99           8.33                0

Putnam International Stock Division                          2001          11.53          10.75                0

American Funds Global Small Capitalization Division          2001          13.53          13.18                0



                                     Table K
                      B Class, Greater of Annual Step-Up or
                        5% Annual Increase Death Benefit


                                                                                                        Number of
                                                                         Inception     End of year  Accumulation Units
                                                                       Accumulation   Accumulation    End of Year (In
                                                               Year      Unit Value    Unit Value       Thousands)
Salomon Brothers U.S. Government Division                      2001       $ 14.39     $ 14.67              0

Lehman Brothers Aggregate Bond Index Division                  2001         11.16       11.37              0

State Street Research Income Division/(a)/                     2001         40.31       41.40              0

PIMCO Total Return Division                                    2001         10.25       10.44              0

Salomon Brothers Strategic Bond Opportunities Division         2001         15.48       15.77              0

State Street Research Diversified Division                     2001         36.59       35.66              0

MetLife Stock Index Division                                   2001         37.69       35.57              0

American Funds Growth-Income Division                          2001         85.05       81.64              0

Harris Oakmark Large Cap Value Division                        2001         11.62       11.45              0

T. Rowe Price Large Cap Growth Division                        2001         11.62       11.48              0

MFS Investors Trust Division                                   2001          8.70        8.27              0

State Street Research Investment Trust Division                2001         69.28       64.64              0

MFS Research Managers Division                                 2001          9.38        8.29              0

American Funds Growth Division                                 2001        121.23      109.75              0

Janus Growth Division                                          2001          8.87        7.74              0

Davis Venture Value Division                                   2001         27.00       26.26              0

Putnam Large Cap Growth Division                               2001          5.39        4.92              0

MetLife Mid Cap Stock Index Division                           2001         10.42       10.31              0

Neuberger Berman Partners Mid Cap Value Division               2001         15.34       15.02              0

                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $25.20          $26.05                        0

MFS Mid Cap Growth Division                                   2001         8.64            8.25                        0

Janus Mid Cap Division                                        2001        18.13           15.60                        0

State Street Research Aggressive Growth Division              2001        36.68           34.58                        0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.72           10.45                        0

Russell 2000 Index Division                                   2001        12.00           11.93                        0

T. Rowe Price Small Cap Growth Division                       2001        12.22           12.02                        0

Loomis Sayles Small Cap Division                              2001        22.79           22.30                        0

State Street Research Aurora Division                         2001        14.20           13.96                        0

Franklin Templeton Small Cap Growth Division                  2001         9.17            8.79                        0

PIMCO Innovation Division                                     2001         7.05            6.09                        0

Scudder Global Equity Division                                2001        12.88           12.14                        0

Morgan Stanley EAFE Index Division                            2001         9.36            8.59                        0

MFS Research International Division                           2001         9.02            8.37                        0

Putnam International Stock Division                           2001        12.14           11.34                        0

American Funds Global Small Capitalization Division           2001        13.75           13.43                        0

                                    Table L
     C Class and Greater Annual Step-Up or 5% Annual Increase Death Benefit


                                                                                                              Number of
                                                                          Inception       End of Year      Accumulation Units
                                                                         Accumulation    Accumulation       End of Year (In
                                                                Year      Unit Value      Unit Value           Thousands)
Salomon Brothers U.S. Government Division                        2001    $ 14.01        $ 14.26                          0

Lehman Brothers Aggregate Bond Index Division                    2001      11.04          11.23                          0

State Street Research Income Division/(a)/                       2001      37.49          38.44                          0

PIMCO Total Return Division                                      2001      10.23          10.40                          0

Salomon Brothers Strategic Bond Opportunities Division           2001      15.06          15.33                          0

State Street Research Diversified Division                       2001      34.45          33.51                          0

MetLife Stock Index Division                                     2001      36.03          33.94                          0

American Funds Growth-Income Division                            2001      79.31          75.99                          0

Harris Oakmark Large Cap Value Division                          2001      11.50          11.31                          0

T. Rowe Price Large Cap Growth Division                          2001      11.50          11.34                          0

MFS Investors Trust Division                                     2001       8.62           8.18                          0

State Street Research Investment Trust Division                  2001      64.44          60.02                          0

MFS Research Managers Division                                   2001       9.29           8.27                          0

American Funds Growth Division                                   2001     113.04         102.17                          0

Janus Growth Division                                            2001       8.86           7.72                          0

Davis Venture Value Division                                     2001      26.28          25.52                          0

Putnam Large Cap Growth Division                                 2001       5.36           4.88                          0

MetLife Mid Cap Stock Index Division                             2001      10.38          10.25                          0

Neuberger Berman Partners Mid Cap Value Division                 2001      15.17          14.83                          0

                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $24.38             $25.16                     0

MFS Mid Cap Growth Division                                   2001         8.62               8.22                     0

Janus Mid Cap Division                                        2001        17.81              15.30                     0

State Street Research Aggressive Growth Division              2001        34.78              32.74                     0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.53              10.25                     0

Russell 2000 Index Division                                   2001        11.87              11.78                     0

T. Rowe Price Small Cap Growth Division                       2001        12.01              11.79                     0

Loomis Sayles Small Cap Division                              2001        22.14              21.62                     0

State Street Research Aurora Division                         2001        14.14              13.88                     0

Franklin Templeton Small Cap Growth Division                  2001         9.16               8.77                     0

PIMCO Innovation Division                                     2001         7.04               6.07                     0

Scudder Global Equity Division                                2001        12.65              11.91                     0

Morgan Stanley EAFE Index Division                            2001         9.26               8.48                     0

MFS Research International Division                           2001         9.00               8.34                     0

Putnam International Stock Division                           2001        11.65              10.87                     0

American Funds Global Small Capitalization Division           2001        13.57              13.23                     0

                                    Table M
    L Class and Greater of Annual Step-Up or 5% Annual Increase Death Benefit


                                                                                                           Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 14.15         $ 14.41                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.08           11.28                        0

State Street Research Income Division/(a)/                    2001        38.52           39.53                        0

PIMCO Total Return Division                                   2001        10.24           10.41                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.22           15.49                        0

State Street Research Diversified Division                    2001        35.24           34.30                        0

MetLife Stock Index Division                                  2001        36.64           34.54                        0

American Funds Growth-Income Division                         2001        81.42           78.06                        0

Harris Oakmark Large Cap Value Division                       2001        11.55           11.36                        0

T. Rowe Price Large Cap Growth Division                       2001        11.54           11.39                        0

MFS Investors Trust Division                                  2001         8.65            8.22                        0

State Street Research Investment Trust Division               2001        66.22           61.71                        0

MFS Research Managers Division                                2001         9.32            8.28                        0

American Funds Growth Division                                2001       116.05          104.95                        0

Janus Growth Division                                         2001         8.86            7.73                        0

Davis Venture Value Division                                  2001        26.55           25.79                        0

Putnam Large Cap Growth Division                              2001         5.37            4.89                        0

MetLife Mid Cap Stock Index Division                          2001        10.39           10.27                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.23           14.90                        0

                                                                                                           Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $24.68          $25.49                        0

MFS Mid Cap Growth Division                                   2001         8.63            8.23                        0

Janus Mid Cap Division                                        2001        17.93           15.41                        0

State Street Research Aggressive Growth Division              2001        35.48           33.42                        0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.60           10.33                        0

Russell 2000 Index Division                                   2001        11.91           11.84                        0

T. Rowe Price Small Cap Growth Division                       2001        12.09           11.88                        0

Loomis Sayles Small Cap Division                              2001        22.38           21.87                        0

State Street Research Aurora Division                         2001        14.17           13.91                        0

Franklin Templeton Small Cap Growth Division                  2001         9.17            8.78                        0

PIMCO Innovation Division                                     2001         7.04            6.08                        0

Scudder Global Equity Division                                2001        12.74           11.99                        0

Morgan Stanley EAFE Index Division                            2001         9.30            8.52                        0

MFS Research International Division                           2001         9.01            8.35                        0

Putnam International Stock Division                           2001        11.83           11.04                        0

American Funds Global Small Capitalization Division           2001        13.64           13.30                        0

                                    Table N
 Bonus Class and Greater of Annual Step-Up or 5% Annual Increase Death Benefit


                                                                                                           Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 13.96         $ 14.20                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.02           11.21                        0

State Street Research Income Division/(a)/                    2001        37.15           38.09                        0

PIMCO Total Return Division                                   2001        10.23           10.39                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.01           15.27                        0

State Street Research Diversified Division                    2001        34.19           33.25                        0

MetLife Stock Index Division                                  2001        35.82           33.75                        0

American Funds Growth-Income Division                         2001        78.62           75.32                        0

Harris Oakmark Large Cap Value Division                       2001        11.48           11.29                        0

T. Rowe Price Large Cap Growth Division                       2001        11.48           11.32                        0

MFS Investors Trust Division                                  2001         8.61            8.17                        0

State Street Research Investment Trust Division               2001        63.86           59.47                        0

MFS Research Managers Division                                2001         9.28            8.26                        0

American Funds Growth Division                                2001       112.06          101.26                        0

Janus Growth Division                                         2001         8.86            7.72                        0

Davis Venture Value Division                                  2001        26.19           25.43                        0

Putnam Large Cap Growth Division                              2001         5.36            4.88                        0

MetLife Mid Cap Stock Index Division                          2001        10.37           10.24                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.15           14.81                        0

                                                                                                           Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $24.28          $25.06                        0

MFS Mid Cap Growth Division                                   2001         8.62            8.22                        0

Janus Mid Cap Division                                        2001        17.77           15.26                        0

State Street Research Aggressive Growth Division              2001        34.55           32.51                        0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.51           10.23                        0

Russell 2000 Index Division                                   2001        11.85           11.77                        0

T. Rowe Price Small Cap Growth Division                       2001        11.98           11.77                        0

Loomis Sayles Small Cap Division                              2001        22.06           21.54                        0

State Street Research Aurora Division                         2001        14.14           13.87                        0

Franklin Templeton Small Cap Growth Division                  2001         9.16            8.76                        0

PIMCO Innovation Division                                     2001         7.03            6.06                        0

Scudder Global Equity Division                                2001        12.63           11.88                        0

Morgan Stanley EAFE Index Division                            2001         9.25            8.46                        0

MFS Research International Division                           2001         9.00            8.34                        0

Putnam International Stock Division                           2001        11.59           10.81                        0

American Funds Global Small Capitalization Division           2001        13.55           13.21                        0

                                    Table O
                    B Class and Earnings Preservation Benefit


                                                                                                            Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 14.39         $ 14.67                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.16           11.37                        0

State Street Research Income Division/(a)/                    2001        40.31           41.40                        0

PIMCO Total Return Division                                   2001        10.25           10.44                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.48           15.77                        0

State Street Research Diversified Division                    2001        36.59           35.66                        0

MetLife Stock Index Division                                  2001        37.69           35.57                        0

American Funds Growth-Income Division                         2001        85.05           81.64                        0

Harris Oakmark Large Cap Value Division                       2001        11.62           11.45                        0

T. Rowe Price Large Cap Growth Division                       2001        11.62           11.48                        0

MFS Investors Trust Division                                  2001         8.70            8.27                        0

State Street Research Investment Trust Division               2001        69.28           64.64                        0

MFS Research Managers Division                                2001         9.38            8.29                        0

American Funds Growth Division                                2001       121.23          109.75                        0

Janus Growth Division                                         2001         8.87            7.74                        0

Davis Venture Value Division                                  2001        27.00           26.26                        0

Putnam Large Cap Growth Division                              2001         5.39            4.92                        0

MetLife Mid Cap Stock Index Division                          2001        10.42           10.31                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.34           15.02                        0

                                                                                                     Number of
                                                                       Inception    End of Year  Accumulation Units
                                                                     Accumulation  Accumulation    End of Year (In
                                                              Year    Unit Value    Unit Value       Thousands)
Harris Oakmark Focused Value Division                         2001      $25.20        $26.05                      0

MFS Mid Cap Growth Division                                   2001        8.64          8.25                      0

Janus Mid Cap Division                                        2001       18.13         15.60                      0

State Street Research Aggressive Growth Division              2001       36.68         34.58                      0

Loomis Sayles High Yield Bond Division/(b)/                   2001       10.72         10.45                      0

Russell 2000 Index Division                                   2001       12.00         11.93                      0

T. Rowe Price Small Cap Growth Division                       2001       12.22         12.02                      0

Loomis Sayles Small Cap Division                              2001       22.79         22.30                      0

State Street Research Aurora Division                         2001       14.20         13.96                      0

Franklin Templeton Small Cap Growth Division                  2001        9.17          8.79                      0

PIMCO Innovation Division                                     2001        7.05          6.09                      0

Scudder Global Equity Division                                2001       12.88         12.14                      0

Morgan Stanley EAFE Index Division                            2001        9.36          8.59                      0

MFS Research International Division                           2001        9.02          8.37                      0

Putnam International Stock Division                           2001       12.14         11.34                      0

American Funds Global Small Capitalization Division           2001       13.75         13.43                      0

                                    Table P
                    C Class and Earnings Preservation Benefit


                                                                                                      Number of
                                                                       Inception    End of Year   Accumulation Units
                                                                     Accumulation  Accumulation    End of Year (In
                                                              Year    Unit Value    Unit Value       Thousands)
Salomon Brothers U.S. Government Division                     2001    $ 14.01        $ 14.26                      0

Lehman Brothers Aggregate Bond Index Division                 2001      11.04          11.23                      0

State Street Research Income Division/(a)/                    2001      37.49          38.44                      0

PIMCO Total Return Division                                   2001      10.23          10.40                      0

Salomon Brothers Strategic Bond Opportunities Division        2001      15.06          15.33                      0

State Street Research Diversified Division                    2001      34.45          33.51                      0

MetLife Stock Index Division                                  2001      36.03          33.94                      0

American Funds Growth-Income Division                         2001      79.31          75.99                      0

Harris Oakmark Large Cap Value Division                       2001      11.50          11.31                      0

T. Rowe Price Large Cap Growth Division                       2001      11.50          11.34                      0

MFS Investors Trust Division                                  2001       8.62           8.18                      0

State Street Research Investment Trust Division               2001      64.44          60.02                      0

MFS Research Managers Division                                2001       9.29           8.27                      0

American Funds Growth Division                                2001     113.04         102.17                      0

Janus Growth Division                                         2001       8.86           7.72                      0

Davis Venture Value Division                                  2001      26.28          25.52                      0

Putnam Large Cap Growth Division                              2001       5.36           4.88                      0

MetLife Mid Cap Stock Index Division                          2001      10.38          10.25                      0

Neuberger Berman Partners Mid Cap Value Division              2001      15.17          14.83                      0

                                                                                                     Number of
                                                                      Inception     End of Year  Accumulation Units
                                                                    Accumulation   Accumulation   End of Year (In
                                                             Year    Unit Value     Unit Value       Thousands)
Harris Oakmark Focused Value Division                          2001     $24.38        $25.16                      0

MFS Mid Cap Growth Division                                    2001       8.62          8.22                      0

Janus Mid Cap Division                                         2001      17.81         15.30                      0

State Street Research Aggressive Growth Division               2001      34.78         32.74                      0

Loomis Sayles High Yield Bond Division/(b)/                    2001      10.53         10.25                      0

Russell 2000 Index Division                                    2001      11.87         11.78                      0

T. Rowe Price Small Cap Growth Division                        2001      12.01         11.79                      0

Loomis Sayles Small Cap Division                               2001      22.14         21.62                      0

State Street Research Aurora Division                          2001      14.14         13.88                      0

Franklin Templeton Small Cap Growth Division                   2001       9.16          8.77                      0

PIMCO Innovation Division                                      2001       7.04          6.07                      0

Scudder Global Equity Division                                 2001      12.65         11.91                      0

Morgan Stanley EAFE Index Division                             2001       9.26          8.48                      0

MFS Research International Division                            2001       9.00          8.34                      0

Putnam International Stock Division                            2001      11.65         10.87                      0

American Funds Global Small Capitalization Division            2001      13.57         13.23                      0

                                    Table Q
                    L Class and Earnings Preservation Benefit

                                                                                                    Number of
                                                                    Inception      End of Year   Accumulation Units
                                                                   Accumulation   Accumulation    End of Year (In
                                                           Year     Unit Value     Unit Value       Thousands)
Salomon Brothers U.S. Government Division                  2001      $ 14.15        $ 14.41                      0

Lehman Brothers Aggregate Bond Index Division              2001        11.08          11.28                      0

State Street Research Income Division/(a)/                 2001        38.52          39.53                      0

PIMCO Total Return Division                                2001        10.24          10.41                      0

Salomon Brothers Strategic Bond Opportunities Division     2001        15.22          15.49                      0

State Street Research Diversified Division                 2001        35.24          34.30                      0

MetLife Stock Index Division                               2001        36.64          34.54                      0

American Funds Growth-Income Division                      2001        81.42          78.06                      0

Harris Oakmark Large Cap Value Division                    2001        11.55          11.36                      0

T. Rowe Price Large Cap Growth Division                    2001        11.54          11.39                      0

MFS Investors Trust Division                               2001         8.65           8.22                      0

State Street Research Investment Trust Division            2001        66.22          61.71                      0

MFS Research Managers Division                             2001         9.32           8.28                      0

American Funds Growth Division                             2001       116.05         104.95                      0

Janus Growth Division                                      2001         8.86           7.73                      0

Davis Venture Value Division                               2001        26.55          25.79                      0

Putnam Large Cap Growth Division                           2001         5.37           4.89                      0

MetLife Mid Cap Stock Index Division                       2001        10.39          10.27                      0

Neuberger Berman Partners Mid Cap Value Division           2001        15.23          14.90                      0


                                                                                                       Number of
                                                                          Inception   End of Year  Accumulation Units
                                                                        Accumulation  Accumulation  End of Year (In
                                                                 Year    Unit Value    Unit Value     Thousands)
Harris Oakmark Focused Value Division                            2001     $ 24.68       $ 25.49                     0

MFS Mid Cap Growth Division                                      2001        8.63          8.23                     0

Janus Mid Cap Division                                           2001       17.93         15.41                     0

State Street Research Aggressive Growth Division                 2001       35.48         33.42                     0

Loomis Sayles High Yield Bond Division/(b)/                      2001       10.60         10.33                     0

Russell 2000 Index Division                                      2001       11.91         11.84                     0

T. Rowe Price Small Cap Growth Division                          2001       12.09         11.88                     0

Loomis Sayles Small Cap Division                                 2001       22.38         21.87                     0

State Street Research Aurora Division                            2001       14.17         13.91                     0

Franklin Templeton Small Cap Growth Division                     2001        9.17          8.78                     0

PIMCO Innovation Division                                        2001        7.04          6.08                     0

Scudder Global Equity Division                                   2001       12.74         11.99                     0

Morgan Stanley EAFE Index Division                               2001        9.30          8.52                     0

MFS Research International Division                              2001        9.01          8.35                     0

Putnam International Stock Division                              2001       11.83         11.04                     0

American Funds Global Small Capitalization Division              2001       13.64         13.30                     0

                                    Table R
                  Bonus class and Earnings Preservation Benefit

                                                                                                           Number of
                                                                       Inception      End of Year     Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 13.96         $ 14.20                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.02           11.21                        0

State Street Research Income Division/(a)/                    2001        37.51           38.09                        0

PIMCO Total Return Division                                   2001        10.23           10.39                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.01           15.27                        0

State Street Research Diversified Division                    2001        34.19           33.25                        0

MetLife Stock Index Division                                  2001        35.82           33.75                        0

American Funds Growth-Income Division                         2001        78.62           75.32                        0

Harris Oakmark Large Cap Value Division                       2001        11.48           11.29                        0

T. Rowe Price Large Cap Growth Division                       2001        11.48           11.32                        0

MFS Investors Trust Division                                  2001         8.61            8.17                        0

State Street Research Investment Trust Division               2001        63.86           59.47                        0

MFS Research Managers Division                                2001         9.28            8.26                        0

American Funds Growth Division                                2001       112.06          101.26                        0

Janus Growth Division                                         2001         8.86            7.72                        0

Davis Venture Value Division                                  2001        26.19           25.43                        0

Putnum Large Cap Growth Division                              2001         5.36            4.88                        0

MetLife Mid Cap Stock Index Division                          2001        10.37           10.24                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.15           14.81                        0

                                                                                                         Number of
                                                                       Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001     $ 24.28          $ 25.06                       0

MFS Mid Cap Growth Division                                   2001        8.62             8.22                       0

Janus Mid Cap Division                                        2001       17.77            15.26                       0

State Street Research Aggressive Growth Division              2001       34.55            32.51                       0

Loomis Sayles High Yield Bond Division/(b)/                   2001       10.51            10.23                       0

Russell 2000 Index Division                                   2001       11.85            11.77                       0

T. Rowe Price Small Cap Growth Division                       2001       11.98            11.77                       0

Loomis Sayles Small Cap Division                              2001       22.06            21.54                       0

State Street Research Aurora Division                         2001       14.14            13.88                       0

Franklin Templeton Small Cap Growth Division                  2001        9.16             8.76                       0

PIMCO Innovation Division                                     2001        7.03             6.06                       0

Scudder Global Equity Division                                2001       12.63            11.88                       0

Morgan Stanley EAFE Index Division                            2001        9.25             8.46                       0

MFS Research International Division                           2001        9.00             8.34                       0

Putnam International Stock Division                           2001       11.59            10.81                       0

American Funds Global Small Capitalization Division           2001       13.55            13.21                       0


                                    Table S
     B Class, Annual Step-Up Death Benefit and Earnings Preservation Benefit


                                                                                                          Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001     $ 14.29         $ 14.57                         0

Lehman Brothers Aggregate Bond Index Division                 2001       11.13           11.34                         0

State Street Research Income Division/(a)/                    2001       39.58           40.64                         0

PIMCO Total Return Division                                   2001       10.24           10.43                   1850.16

Salomon Brothers Strategic Bond Opportunities Division        2001       15.37           15.66                         0

State Street Research Diversified Division                    2001       36.05           35.11                    409.17

MetLife Stock Index Division                                  2001       37.26           35.15                    271.16

American Funds Growth-Income Division                         2001       83.58           80.19                         0

Harris Oakmark Large Cap Value Division                       2001       11.59           11.42                    842.15

T. Rowe Price Large Cap Growth Division                       2001       11.59           11.45                         0

MFS Investors Trust Division                                  2001        8.68            8.25                         0

State Street Research Investment Trust Division               2001       68.04           63.45                         0

MFS Research Managers Division                                2001        9.36            8.29                         0

American Funds Growth Division                                2001      119.13          107.81                         0

Janus Growth Division                                         2001        8.86            7.74                         0

Davis Venture Value Division                                  2001       26.82           26.07                    552.03

Putnum Large Cap Growth Division                              2001        5.38            4.91                         0

MetLife Mid Cap Stock Index Division                          2001       10.41           10.29                         0

Neuberger Berman Partners Mid Cap Value Division              2001       15.30           14.97                         0


                                                                                                          Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001        24.99           25.83                       0

MFS Mid Cap Growth Division                                   2001         8.63            8.24                       0

Janus Mid Cap Division                                        2001        18.05           15.52                       0

State Street Research Aggressive Growth Division              2001        36.20           34.11                       0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.67           10.40                       0

Russell 2000 Index Division                                   2001        11.96           11.90                       0

T. Rowe Price Small Cap Growth Division                       2001        12.17           11.97                       0

Loomis Sayles Small Cap Division                              2001        22.62           22.13                       0

State Street Research Aurora Division                         2001        14.19           13.94                  689.30

Franklin Templeton Small Cap Growth Division                  2001         9.17            8.79                       0

PIMCO Innovation Division                                     2001         7.05            6.08                       0

Scudder Global Equity Division                                2001        12.82           12.08                  798.89

Morgan Stanley EAFE Index Division                            2001         9.33            8.56                 1134.30

MFS Research International Division                           2001         9.01            8.36                       0

Putnam International Stock Division                           2001        12.01           11.22                       0

American Funds Global Small Capitalization Division           2001        13.71           13.38                       0

                                     Table T

     C Class, Annual Step-Up Death Benefit and Earnings Preservation Benefit

                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001     $ 13.91         $ 14.15                0

Lehman Brothers Aggregate Bond Index Division                 2001       11.01           11.19                0

State Street Research Income Division (a)                     2001       36.82           37.74                0

PIMCO Total Return Division                                   2001       10.22           10.39                0

Salomon Brothers Strategic Bond Opportunities Division        2001       14.96           15.22                0

State Street Research Diversified Division                    2001       33.94           33.00                0

Metlife Stock Index Division                                  2001       35.62           35.55                0

American Funds Growth -Income Division                        2001       77.93           74.65                0

Harris Oakmark Large Cap Value Division                       2001       11.47           11.28                0

T.Rowe Price Large Cap Growth Division                        2001       11.47           11.30                0

MFS Investors Trust Division                                  2001        8.61            8.16                0

State Street Research Investment Trust Division               2001       63.28           58.92                0

MFS Research Managers Division                                2001        9.27            8.26                0

American Funds Growth Division                                2001      111.08          100.35                0

Janus Growth Division                                         2001        8.85            7.72                0

Davis Venture Value Division                                  2001       26.10           25.34                0

Putnam Large Cap Growth Division                              2001        5.35            4.87                0

Metlife Mid Cap Stock Index Division                          2001       10.36           10.23                0

Neuberger Berman Partners Mid Cap Value Division              2001       15.13           14.79                0

                                                                                                        Number of
                                                                        Inception      End of Year  Accumulation Units
                                                                       Accumulation   Accumulation    End of Year (In
                                                              Year      Unit Value     Unit Value       Thousands)
Harris Oakmark Focused Value Division                         2001         $24.18         $24.95                   0

MFS Mid Cap Growth Division                                   2001           8.62           8.21                   0

Janus Mid Cap Division                                        2001          17.73          15.23                   0

State Street Research Aggressive Growth Division              2001          34.33          32.29                   0

Loomis Sayles High Yield Bond Division/(b)/                   2001          10.49          10.20                   0

Russell 2000 Index Division                                   2001          11.83          11.75                   0

T. Rowe Price Small Cap Growth Division                       2001          11.95          11.74                   0

Loomis Sayles Small Cap Division                              2001          21.98          21.46                   0

State Street Research Aurora Division                         2001          14.13          13.86                   0

Franklin Templeton Small Cap Growth Division                  2001           9.16           8.76                   0

PIMCO Innovation Division                                     2001           7.03           6.06                   0

Scudder Global Equity Division                                2001          12.60          11.85                   0

Morgan Stanley EAFE Index Division                            2001           9.23           8.45                   0

MFS Research International Division                           2001           8.99           8.33                   0

Putnam International Stock Division                           2001          11.53          10.75                   0

American Funds Global Small Capitalization Division           2001          13.53          13.18                   0

                                     Table U

    L Class, Annual Step-Up Death Benefit and Earnings Preservation Benefit

                                                                                                          Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 14.05         $ 14.31                        0

Lehman Brothers Aggregate Bond Index Division                 2001        11.05           11.25                        0

State Street Research Income Division (a)                     2001        37.83           38.80                        0

PIMCO Total Return Division                                   2001        10.23           10.40                        0

Salomon Brothers Strategic Bond Opportunities Division        2001        15.11           15.38                        0

State Street Research Diversified Division                    2001        34.71           33.77                        0

Metlife Stock Index Division                                  2001        36.23           34.14                        0

American Funds Growth -Income Division                        2001        80.00           76.68                        0

Harris Oakmark Large Cap Value Division                       2001        11.51           11.33                        0

T.Rowe Price Large Cap Growth Division                        2001        11.51           11.36                        0

MFS Investors Trust Division                                  2001         8.63            8.20                        0

State Street Research Investment Trust Division               2001        65.03           60.58                        0

MFS Research Managers Division                                2001         9.30            8.27                        0

American Funds Growth Division                                2001       114.03          103.09                        0

Janus Growth Division                                         2001         8.86            7.72                        0

Davis Venture Value Division                                  2001        26.37           25.61                        0

Putnam Large Cap Growth Division                              2001         5.36            4.89                        0

Metlife Mid Cap Stock Index Division                          2001        10.38           10.25                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.19           14.79                        0

                                                                                                           Number of
                                                                       Inception       End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $24.48          $25.27                      0

MFS Mid Cap Growth Division                                   2001         8.62            8.22                      0

Janus Mid Cap Division                                        2001        17.85           15.34                      0

State Street Research Aggressive Growth Division              2001        35.02           32.96                      0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.56           10.28                      0

Russell 2000 Index Division                                   2001        11.88           11.80                      0

T. Rowe Price Small Cap Growth Division                       2001        12.03           11.82                      0

Loomis Sayles Small Cap Division                              2001        22.22           21.71                      0

State Street Research Aurora Division                         2001        14.15           13.89                      0

Franklin Templeton Small Cap Growth Division                  2001         9.17            8.77                      0

PIMCO Innovation Division                                     2001         7.04            6.07                      0

Scudder Global Equity Division                                2001        12.68           11.94                      0

Morgan Stanley EAFE Index Division                            2001         9.27            8.49                      0

MFS Research International Division                           2001         9.00            8.34                      0

Putnam International Stock Division                           2001        11.71           10.92                      0

American Funds Global Small Capitalization Division           2001        13.60           13.25                      0

                                    Table V
   Bonus Class, Annual Step-Up Death Benefit and Earnings Preservation Benefit


                                                                                                           Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division                     2001      $ 13.87         $ 14.10                        0

Lehman Brothers Aggregate Bond Index Division                 2001        10.99           11.18                        0

State Street Research Income Division/(a)/                    2001        36.48           37.39                        0

PIMCO Total Return Division                                   2001        10.22           10.38                  3328.47

Salomon Brothers Strategic Bond Opportunities Division        2001        14.91           15.16                  1812.32

State Street Research Diversified Division                    2001        33.68           32.74                        0

MetLife Stock Index Division                                  2001        35.42           33.36                        0

American Funds Growth-Income Division                         2001        77.25           73.98                        0

Harris Oakmark Large Cap Value Division                       2001        11.45           11.26                  5439.33

T. Rowe Price Large Cap Growth Division                       2001        11.45           11.29                  1014.32

MFS Investors Trust Division                                  2001         8.60            8.15                  1399.68

State Street Research Investment Trust Division               2001        62.71           58.37                        0

MFS Research Managers Division                                2001         9.26            8.25                        0

American Funds Growth Division                                2001       110.11           99.46                  314.004

Janus Growth Division                                         2001         8.85            7.71                  1784.28

Davis Venture Value Division                                  2001        26.01           25.24                 1350.353

Putnum Large Cap Growth Division                              2001         5.35            4.87                        0

MetLife Mid Cap Stock Index Division                          2001        10.36           10.22                        0

Neuberger Berman Partners Mid Cap Value Division              2001        15.11           14.76                 2173.338

                                                                                                           Number of
                                                                        Inception      End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division                         2001       $24.08          $24.84                   815.114

MFS Mid Cap Growth Division                                   2001         8.62            8.21                        0

Janus Mid Cap Division                                        2001        17.69           15.19                   1345.27

State Street Research Aggressive Growth Division              2001        34.10           32.07                        0

Loomis Sayles High Yield Bond Division/(b)/                   2001        10.46           10.18                        0

Russell 2000 Index Division                                   2001        11.82           11.73                        0

T. Rowe Price Small Cap Growth Division                       2001        11.93           11.71                        0

Loomis Sayles Small Cap Division                              2001        21.90           21.38                   266.962

State Street Research Aurora Division                         2001        14.12           13.84                  3202.883

Franklin Templeton Small Cap Growth Division                  2001         9.16            8.76                        0

PIMCO Innovation Division                                     2001         7.03            6.06                        0

Scudder Global Equity Division                                2001        12.57           11.82                        0

Morgan Stanley EAFE Index Division                            2001         9.22            8.44                   4206.93

MFS Research International Division                           2001         8.99            8.33                        0

Putnam International Stock Division                           2001        11.47           10.69                   5120.68

American Funds Global Small Capitalization Division           2001        13.51           13.16                   438.834


/(a)/The assets in this investment division merged into the State Street
     Research Bond Income Division on April 29, 2002. This investment division is no longer available under the Deferred Annuity.

/(b)/The assets in this investment division merged into the Lord Abbett Bond
     Debenture Division on April 29, 2002. This investment division is no longer available under the Deferred Annuity.

                         INDEPENDENT AUDITORS' REPORT

To the Policyholders of Metropolitan Life Separate Account E and the Board of Directors
Metropolitan Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Metropolitan Life Separate Account E comprised of the State Street Research Investment Trust, State Street Research Income, State Street Research Money Market, State Street Research Diversified, Variable B, Variable C, Variable D, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Janus Growth, Franklin Templeton Small Cap Growth, Davis Venture Value, Loomis Sayles Small Cap, MFS Investors Trust, MFS Research Managers, Harris Oakmark Mid Cap Value, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Calvert Social Balanced, Calvert Social Mid Cap Growth, MFS Research International, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovations, American Funds Growth, American Funds Global Small Cap, and American Funds Growth & Income Portfolios, (collectively, the "Portfolios"), as of December 31, 2001, the related statement (i) of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended of the State Street Research Investment Trust, State Street Research Income, State Street Research Money Market, State Street Research Diversified, Variable B, Variable C, Variable D, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Davis Venture Value, Loomis Sayles Small Cap, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Calvert Social Balanced, Calvert Social Mid Cap Growth Portfolios, and (ii) of operations and of changes in net assets for the period of May 1, 2001 (commencement of operations) to December 31, 2001 of Janus Growth, Franklin Templeton Small Cap Growth, MFS Investors Trust, MFS Research Managers, Harris Oakmark Mid Cap Value, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, MFS Research International, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovations, American Funds Growth, American Funds Global Small Cap, and American Funds Growth & Income Portfolios. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each Metropolitan Life Separate Account E including the State Street Research Investment Trust, State Street Research Income, State Street Research Money Market, State Street Research Diversified, Variable B, Variable C, Variable D, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Janus Growth, Franklin Templeton Small Cap Growth, Davis Venture Value, Loomis Sayles Small Cap Portfolios, MFS Investors Trust, MFS Research Managers, Harris Oakmark Mid Cap Value, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Calvert Social Balanced, Calvert Social Mid Cap Growth, MFS Research International, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovations, American Funds Growth, American Funds Global Small Cap, and American Funds Growth & Income Portfolios as of December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Tampa, Florida

March 26, 2002

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2001

                                                                                     State Street
                                                         State Street   State Street   Research    State Street
                                                           Research       Research      Money        Research     Variable
                                                       Investment Trust    Income       Market     Diversified        B
                                                          Portfolio      Portfolio    Portfolio     Portfolio     Portfolio
                                                       ---------------- ------------ ------------ -------------- -----------
ASSETS:
Investments at Value:
State Street Research Investment Trust Portfolio
  (77,165,967 Shares; cost $2,461,353,675)............  $1,946,685,298            --          --              -- $58,101,087
State Street Research Income Portfolio
  (34,463,965 Shares; cost $438,599,920)..............              --  $446,653,046          --              --          --
State Street Research Money Market Portfolio
  (1,238,409 Shares; cost $12,966,700)................              --            -- $12,548,800              --          --
State Street Research Diversified Portfolio
  (126,151,770 Shares; cost $2,128,338,573)...........              --            --          --  $1,956,613,949          --
State Street Research Aggressive Growth Portfolio
  (48,478,157 Shares; cost $1,332,928,225)............              --            --          --              --          --
MetLife Stock Index Portfolio
  (98,027,465 Shares; cost $3,074,827,665)............              --            --          --              --          --
Putnam International Stock Portfolio
  (20,101,884 Shares; cost $186,202,733)..............              --            --          --              --          --
Loomis Sayles High Yield Bond Portfolio
  (7,576,358 Shares; cost $68,254,759)................              --            --          --              --          --
Janus Mid Cap Portfolio
  (60,208,653 Shares; cost $1,723,147,778)............              --            --          --              --          --
T. Rowe Price Small Cap Growth Portfolio
  (20,509,121 Shares; cost $239,101,804)..............              --            --          --              --          --
Scudder Global Equity Portfolio
  (14,505,384 Shares; cost $188,616,262)..............              --            --          --              --          --
Harris Oakmark Large Cap Value Portfolio
  (17,075,404 Shares; cost $179,356,886)..............              --            --          --              --          --
Neuberger Berman Partners Mid Cap Value Portfolio
  (10,189,224 Shares; cost $142,217,683)..............              --            --          --              --          --
T. Rowe Price Large Cap Growth Portfolio
  (12,684,004 Shares; cost $172,263,408)..............              --            --          --              --          --
Lehman Brothers Aggregate Bond Index Portfolio
  (20,015,230 Shares; cost $200,683,675)..............              --            --          --              --          --
Morgan Stanley EAFE Index Portfolio
  (11,397,785 Shares; cost $111,476,404)..............              --            --          --              --          --
Russell 2000 Index Portfolio
  (11,712,531 Shares; cost $136,723,930)..............              --            --          --              --          --
Putnam Large Cap Growth Portfolio
  (5,537,788 Shares; cost $37,904,290)................              --            --          --              --          --
State Street Research Aurora Small Cap Value Portfolio
  (14,748,903 Shares; cost $191,280,127)..............              --            --          --              --          --
MetLife Mid Cap Stock Index Portfolio
  (8,273,161 Shares; cost $86,710,349)................              --            --          --              --          --
Janus Growth Portfolio
  (1,071,523 Shares; cost $8,600,862).................              --            --          --              --          --
Franklin Templeton Small Cap Growth Portfolio
  (788,222 Shares; cost $6,877,937)...................              --            --          --              --          --
                                                        --------------  ------------ -----------  -------------- -----------
Total investments.....................................   1,946,685,298   446,653,046  12,548,800   1,956,613,949  58,101,087
Cash and Accounts Receivable..........................              22            20          --              --          --
                                                        --------------  ------------ -----------  -------------- -----------
Total assets..........................................   1,946,685,320   446,653,066  12,548,800   1,956,613,949  58,101,087
LIABILITIES...........................................              23            22          --              80          --
                                                        --------------  ------------ -----------  -------------- -----------
NET ASSETS............................................  $1,946,685,297  $446,653,044 $12,548,800  $1,956,613,869 $58,101,087
                                                        ==============  ============ ===========  ============== ===========
Outstanding Units (In Thousands)......................          59,681        19,375         627          70,653         500
Unit Value............................................       $30.49 to     $21.93 to   $20.00 to       $26.81 to     $142.17
                                                                $68.31        $42.57      $21.65          $39.79

                      See Notes to Financial Statements.

                     State Street
                       Research      MetLife        Putnam     Loomis Sayles              T. Rowe Price
Variable   Variable   Aggressive      Stock      International  High Yield      Janus       Small Cap
    C          D        Growth        Index          Stock         Bond        Mid Cap       Growth
Portfolio  Portfolio  Portfolio     Portfolio      Portfolio     Portfolio    Portfolio     Portfolio
---------- --------- ------------ -------------- ------------- ------------- ------------ -------------
$2,268,130 $ 32,234            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --  $867,274,230             --           --            --            --           --
        --       --            -- $2,999,640,352           --            --            --           --
        --       --            --             -- $190,565,490            --            --           --
        --       --            --             --           --   $59,095,592            --           --
        --       --            --             --           --            --  $882,658,702           --
        --       --            --             --           --            --            -- $243,648,363
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
---------- --------  ------------ -------------- ------------   -----------  ------------ ------------
 2,268,130   32,234   867,274,230  2,999,640,352  190,565,490    59,095,592   882,658,702  243,648,363
        --       --           304             --           --            --            --          287
---------- --------  ------------ -------------- ------------   -----------  ------------ ------------
 2,268,130   32,234   867,274,534  2,999,640,352  190,565,490    59,095,592   882,658,702  243,648,650
        --       --           287             36           --            --           963          242
---------- --------  ------------ -------------- ------------   -----------  ------------ ------------
$2,268,130 $ 32,234  $867,274,247 $2,999,640,316 $190,565,490   $59,095,592  $882,657,739 $243,648,408
========== ========  ============ ============== ============   ===========  ============ ============
        21      0.1        32,803         86,714       14,761         5,561        55,394       19,896
   $142.17  $165.93     $25.42 to      $32.93 to    $10.69 to     $10.65 to     $15.19 to    $12.25 to
                           $39.05         $38.60       $13.28        $10.80        $16.14       $12.43

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2001


                                                                     Neuberger    T. Rowe Price
                                       Scudder    Harris Oakmark  Berman Partners   Large Cap
                                    Global Equity Large Cap Value  Mid Cap Value     Growth
                                      Portfolio      Portfolio       Portfolio      Portfolio
                                    ------------- --------------- --------------- -------------
ASSETS:
Investments at Value:
State Street Research Investment
 Trust Portfolio
 (77,165,967 Shares; cost
   $2,461,353,675).................           --             --              --             --
State Street Research Income
 Portfolio
 (34,463,965 Shares; cost
   $438,599,920)...................           --             --              --             --
State Street Research Money Market
 Portfolio
 (1,238,409 Shares; cost
   $12,966,700)....................           --             --              --             --
State Street Research Diversified
 Portfolio
 (126,151,770 Shares; cost
   $2,128,338,573).................           --             --              --             --
State Street Research Aggressive
 Growth Portfolio
 (48,478,157 Shares; cost
   $1,332,928,225).................           --             --              --             --
MetLife Stock Index Portfolio
 (98,027,465 Shares; cost
   $3,074,827,665).................           --             --              --             --
Putnam International Stock
 Portfolio
 (20,101,884 Shares; cost
   $186,202,733)...................           --             --              --             --
Loomis Sayles High Yield Bond
 Portfolio
 (7,576,358 Shares; cost
   $68,254,759)....................           --             --              --             --
Janus Mid Cap Portfolio
 (60,208,653 Shares; cost
   $1,723,147,778).................           --             --              --             --
T. Rowe Price Small Cap Growth
 Portfolio
 (20,509,121 Shares; cost
   $239,101,804)...................           --             --              --             --
Scudder Global Equity Portfolio
 (14,505,384 Shares; cost
   $188,616,262)................... $157,528,429             --              --             --
Harris Oakmark Large Cap Value
 Portfolio
 (17,075,404 Shares; cost
   $179,356,886)...................           --   $197,391,512              --             --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (10,189,224 Shares; cost
   $142,217,683)...................           --             --    $144,279,382             --
T. Rowe Price Large Cap Growth
 Portfolio
 (12,684,004 Shares; cost
   $172,263,408)...................           --             --              --   $147,641,785
Lehman Brothers Aggregate Bond
 Index Portfolio
 (20,015,230 Shares; cost
   $200,683,675)...................           --             --              --             --
Morgan Stanley EAFE Index Portfolio
 (11,397,785 Shares; cost
   $111,476,404)...................           --             --              --             --
Russell 2000 Index Portfolio
 (11,712,531 Shares; cost
   $136,723,930)...................           --             --              --             --
Putnam Large Cap Growth Portfolio
 (5,537,788 Shares; cost
   $37,904,290)....................           --             --              --             --
State Street Research Aurora Small
 Cap Value Portfolio
 (14,748,903 Shares; cost
   $191,280,127)...................           --             --              --             --
MetLife Mid Cap Stock Index
 Portfolio
 (8,273,161 Shares; cost
   $86,710,349)....................           --             --              --             --
Janus Growth Portfolio
 (1,071,523 Shares; cost
   $8,600,862).....................           --             --              --             --
Franklin Templeton Small Cap
 Growth Portfolio
 (788,222 Shares; cost $6,877,937).           --             --              --             --
                                    ------------   ------------    ------------   ------------
Total investments..................  157,528,429    197,391,512     144,279,382    147,641,785
Cash and Accounts Receivable.......           --             --               8             --
                                    ------------   ------------    ------------   ------------
Total assets.......................  157,528,429    197,391,512     144,279,390    147,641,785
LIABILITIES........................           --             47              --             --
                                    ------------   ------------    ------------   ------------
NET ASSETS......................... $157,528,429   $197,391,465    $144,279,390   $147,641,785
                                    ============   ============    ============   ============
Outstanding Units (In Thousands)...       12,720         16,996           9,483         12,688
Unit Value.........................    $11.97 to      $11.26 to       $14.76 to      $11.29 to
                                          $12.55         $11.70          $15.34         $11.73

                      See Notes to Financial Statements.

                                                            State Street
Lehman Brothers   Morgan                                      Research       MetLife
   Aggregate     Stanley         Russell    Putnam Large       Aurora        Mid Cap     Janus       Franklin Templeton
  Bond Index    EAFE Index      2000 Index   Cap Growth    Small Cap Value Stock Index  Growth        Small Cap Growth
   Portfolio    Portfolio       Portfolio    Portfolio        Portfolio     Portfolio  Portfolio         Portfolio
--------------- -----------    ------------ ------------   --------------- ----------- ----------    ------------------
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
 $209,359,228            --              --          --               --            --         --                --
           --   $99,730,548              --          --               --            --         --                --
           --            --    $122,161,691          --               --            --         --                --
           --            --              -- $27,965,827               --            --         --                --
           --            --              --          --     $208,401,940            --         --                --
           --            --              --          --               --   $86,537,269         --                --
           --            --              --          --               --            -- $8,379,310                --
           --            --              --          --               --            --         --        $6,999,410
 ------------   -----------    ------------ -----------     ------------   ----------- ----------        ----------
  209,359,228    99,730,548     122,161,691  27,965,827      208,401,940    86,537,269  8,379,310         6,999,410
           --            14              --          --               --            --         --                --
 ------------   -----------    ------------ -----------     ------------   ----------- ----------        ----------
  209,359,228    99,730,562     122,161,691  27,965,827      208,401,940    86,537,269  8,379,310         6,999,410
           --            --              --          --               --            --         --                --
 ------------   -----------    ------------ -----------     ------------   ----------- ----------        ----------
 $209,359,228   $99,730,562    $122,161,691 $27,965,827     $208,401,940   $86,537,269 $8,379,310        $6,999,410
 ============   ===========    ============ ===========     ============   =========== ==========        ==========
       18,171        11,475          10,115       5,652           14,852         8,337      1,080               795
    $11.26 to      $8.44 to       $11.82 to    $4.95 to        $13.84 to     $10.36 to   $7.71 to          $8.80 to
       $11.62         $8.77          $12.19       $4.97           $14.09        $10.41      $7.77             $8.82

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2001


                                                                                       MFS
                                                        Davis Venture Loomis Sayles Investors
                                                            Value       Small Cap     Trust
                                                          Portfolio     Portfolio   Portfolio
                                                        ------------- ------------- ----------
ASSETS:
Investments at Value:
Davis Venture Value Portfolio
  (2,494,848 Shares; cost $65,051,441).................  $58,354,363            --          --
Loomis Sayles Small Cap Portfolio
  (90,601 Shares; cost $17,311,269)....................           --   $16,059,940          --
MFS Investors Trust Portfolio
  (486,219 Shares; cost $4,220,756)....................           --            --  $4,166,897
MFS Research Managers Portfolio
  (161,988 Shares; cost $1,509,510)....................           --            --          --
Harris Oakmark Mid Cap Value Portfolio
  (419,262 Shares; cost $73,058,662)...................           --            --          --
Salomon Brothers Strategic Bond Opportunities Portfolio
  (717,070 Shares; cost $7,935,294)....................           --            --          --
Salomon Brothers US Govt Portfolio
  (1,548,712 Shares; cost $18,508,861).................           --            --          --
Fidelity VIP Money Market Portfolio
  (15,237,335 Shares; cost $15,237,335)................           --            --          --
Fidelity VIP Equity Income Portfolio
  (5,865,071 Shares; cost $130,396,625)................           --            --          --
Fidelity VIP Growth Portfolio
  (5,654,267 Shares; cost $216,373,743)................           --            --          --
Fidelity VIP Overseas Portfolio
  (1,775,330 Shares; cost $24,605,422).................           --            --          --
Fidelity VIP II Investment Grade Bond Portfolio
  (1,243,840 Shares; cost $15,327,727).................           --            --          --
Fidelity VIP II Asset Manager Portfolio
  (3,616,314 Shares; cost $57,870,533).................           --            --          --
Calvert Social Balanced Portfolio
  (29,450,241 Shares; cost $57,130,412)................           --            --          --
Calvert Social Mid Cap Growth Portfolio
  (483,225 Shares; cost $14,668,958)...................           --            --          --
MFS Research International Portfolio
  (425,919 Shares; cost $3,546,816)....................           --            --          --
MFS Mid Cap Growth Portfolio
  (1,569,065 Shares; cost $12,635,139).................           --            --          --
PIMCO Total Return Portfolio
  (2,878,054 Shares; cost $30,086,018).................           --            --          --
PIMCO Innovations Portfolio
  (2,471,167 Shares; cost $15,543,703).................           --            --          --
American Funds Growth Portfolio
  (1,055,969 Shares; cost $45,776,796).................           --            --          --
American Funds Global Small Cap Portfolio
  (663,991 Shares; cost $7,060,925)....................           --            --          --
American Funds Growth & Income Portfolio
  (1,146,863 Shares; cost $35,882,635).................           --            --          --
                                                         -----------   -----------  ----------
Total investments......................................   58,354,363    16,059,940   4,166,897
Cash and Accounts Receivable...........................           --            --          --
                                                         -----------   -----------  ----------
Total assets...........................................   58,354,363    16,059,940   4,166,897
LIABILITIES............................................           --            --          --
                                                         -----------   -----------  ----------
NET ASSETS.............................................  $58,354,363   $16,059,940  $4,166,897
                                                         ===========   ===========  ==========
Outstanding Units (In Thousands).......................        2,153           702         499
Unit Value.............................................    $25.24 to     $21.38 to    $8.15 to
                                                              $27.60        $23.52       $8.42

                      See Notes to Financial Statements.


   MFS         Harris      Salomon Brothers
Research   Oakmark Mid Cap  Strategic Bond  Salomon Brothers Fidelity VIP Fidelity VIP  Fidelity VIP Fidelity VIP
Managers        Value       Opportunities    US Government   Money Market Equity Income    Growth      Overseas
Portfolio     Portfolio       Portfolio        Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
---------- --------------- ---------------- ---------------- ------------ ------------- ------------ ------------
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
$1,464,375            --              --               --             --            --            --          --
        --   $78,019,769              --               --             --            --            --          --
        --            --      $8,045,520               --             --            --            --          --
        --            --              --      $18,522,600             --            --            --          --
        --            --              --               --    $15,237,335            --            --          --
        --            --              --               --             --  $133,430,367            --          --
        --            --              --               --             --            --  $190,039,910          --
        --            --              --               --             --            --            -- $24,641,578
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
----------   -----------      ----------      -----------    -----------  ------------  ------------ -----------
 1,464,375    78,019,769       8,045,520       18,522,600     15,237,335   133,430,367   190,039,910  24,641,578
        --            --              --               --             --            --            --          --
----------   -----------      ----------      -----------    -----------  ------------  ------------ -----------
 1,464,375    78,019,769       8,045,520       18,522,600     15,237,335   133,430,367   190,039,910  24,641,578
        --            --              --               --             --            --            --          --
----------   -----------      ----------      -----------    -----------  ------------  ------------ -----------
$1,464,375   $78,019,769      $8,045,520      $18,522,600    $15,237,335  $133,430,367  $190,039,910 $24,641,578
==========   ===========      ==========      ===========    ===========  ============  ============ ===========
       166         2,908             496            1,236          1,028         3,720         4,794       1,398
  $8.83 to     $24.84 to       $15.16 to        $15.07 to         $15.06        $35.86        $39.65      $17.54
     $8.90        $27.50          $16.56           $15.40

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2001


                                                        Fidelity VIP II                   Calvert
                                                          Investment    Fidelity VIP II   Social
                                                          Grade Bond     Asset Manager   Balanced
                                                           Portfolio       Portfolio     Portfolio
                                                        --------------- --------------- -----------
ASSETS:
Investments at Value:
Davis Venture Value Portfolio
  (2,494,848 Shares; cost $65,051,441).................            --              --            --
Loomis Sayles Small Cap Portfolio
  (90,601 Shares; cost $17,311,269)....................            --              --            --
MFS Investors Trust Portfolio
  (486,219 Shares; cost $4,220,756)....................            --              --            --
MFS Research Managers Portfolio
  (161,988 Shares; cost $1,509,510)....................            --              --            --
Harris Oakmark Mid Cap Value Portfolio
  (419,262 Shares; cost $73,058,662)...................            --              --            --
Salomon Brothers Strategic Bond Opportunities Portfolio
  (717,070 Shares; cost $7,935,294)....................            --              --            --
Salomon Brothers US Govt Portfolio
  (1,548,712 Shares; cost $18,508,861).................            --              --            --
Fidelity VIP Money Market Portfolio
  (15,237,335 Shares; cost $15,237,335)................            --              --            --
Fidelity VIP Equity Income Portfolio
  (5,865,071 Shares; cost $130,396,625)................            --              --            --
Fidelity VIP Growth Portfolio
  (5,654,267 Shares; cost $216,373,743)................            --              --            --
Fidelity VIP Overseas Portfolio
  (1,775,330 Shares; cost $24,605,422).................            --              --            --
Fidelity VIP II Investment Grade Bond Portfolio
  (1,243,840 Shares; cost $15,327,727).................   $16,070,411              --            --
Fidelity VIP II Asset Manager Portfolio
  (3,616,314 Shares; cost $57,870,533).................            --     $52,472,710            --
Calvert Social Balanced Portfolio
  (29,450,241 Shares; cost $57,130,412)................            --              --   $51,802,974
Calvert Social Mid Cap Growth Portfolio
  (483,225 Shares; cost $14,668,958)...................            --              --            --
MFS Research International Portfolio
  (425,919 Shares; cost $3,546,816)....................            --              --            --
MFS Mid Cap Growth Portfolio
  (1,569,065 Shares; cost $12,635,139).................            --              --            --
PIMCO Total Return Portfolio
  (2,878,054 Shares; cost $30,086,018).................            --              --            --
PIMCO Innovations Portfolio
  (2,471,167 Shares; cost $15,543,703).................            --              --            --
American Funds Growth Portfolio
  (1,055,969 Shares; cost $45,776,796).................            --              --            --
American Funds Global Small Cap Portfolio
  (663,991 Shares; cost $7,060,925)....................            --              --            --
American Funds Growth & Income Portfolio
  (1,146,863 Shares; cost $35,882,635).................            --              --            --
                                                          -----------     -----------   -----------
Total investments......................................    16,070,411      52,472,710    51,802,974
Cash and Accounts Receivable...........................            --              --            --
                                                          -----------     -----------   -----------
Total assets...........................................    16,070,411      52,472,710    51,802,974
LIABILITIES............................................            --              --            --
                                                          -----------     -----------   -----------
NET ASSETS.............................................   $16,070,411     $52,472,710   $51,802,974
                                                          ===========     ===========   ===========
Outstanding Units (In Thousands).......................           822           2,208         2,129
Unit Value.............................................        $19.54          $23.75     $23.01 to
                                                                                             $24.80

                      See Notes to Financial Statements.

                                                                              American    American
   Calvert          MFS          MFS                               American     Funds       Funds
Social Mid Cap   Research      Mid Cap      PIMCO        PIMCO       Funds     Global      Growth
    Growth     International   Growth    Total Return Innovations   Growth    Small Cap   & Income
  Portfolio      Portfolio    Portfolio   Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
-------------- ------------- ----------- ------------ ----------- ----------- ---------- -----------
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
 $12,327,070            --            --          --           --          --         --          --
          --    $3,611,743            --          --           --          --         --          --
          --            --   $13,132,826          --           --          --         --          --
          --            --            -- $29,787,320           --          --         --          --
          --            --            --          --  $15,296,523          --         --          --
          --            --            --          --           -- $46,547,113         --          --
          --            --            --          --           --          -- $7,622,621          --
          --            --            --          --           --          --         -- $36,217,932
 -----------    ----------   ----------- -----------  ----------- ----------- ---------- -----------
  12,327,070     3,611,743    13,132,826  29,787,320   15,296,523  46,547,113  7,622,621  36,217,932
          --            --            --          --           --          --         --          --
 -----------    ----------   ----------- -----------  ----------- ----------- ---------- -----------
  12,327,070     3,611,743    13,132,826  29,787,320   15,296,523  46,547,113  7,622,621  36,217,932
          --            --            --          --           --          --         --          --
 -----------    ----------   ----------- -----------  ----------- ----------- ---------- -----------
 $12,327,070    $3,611,743   $13,132,826 $29,787,320  $15,296,523 $46,547,113 $7,622,621 $36,217,932
 ===========    ==========   =========== ===========  =========== =========== ========== ===========
         457           415         1,558       2,824        2,056         394        559         412
      $26.95      $8.23 to      $8.23 to   $10.38 to     $7.44 to   $99.46 to  $13.16 to   $83.86 to
                     $8.44         $8.44      $10.57        $7.46     $124.56     $13.78      $92.64

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS

                                                                     For the Year Ended December 31, 2001
                                                            ------------------------------------------------------

                                                            State Street
                                                              Research     State Street State Street State Street
                                                             Investment      Research     Research     Research
                                                               Trust          Income    Money Market Diversified
                                                             Portfolio      Portfolio    Portfolio    Portfolio
                                                            -------------  ------------ ------------ -------------
INVESTMENT INCOME
Income:
 Dividends................................................. $ 312,888,789  $32,703,470    $474,488   $ 213,857,024
 Expenses..................................................    27,128,370    5,260,584     197,449      26,358,731
                                                            -------------  -----------    --------   -------------
Net investment income (loss)...............................   285,760,419   27,442,886     277,039     187,498,293
                                                            -------------  -----------    --------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from security transactions........    40,502,292      379,716       7,391      16,964,189
Change in net unrealized (depreciation) appreciation of
 investments for the period................................  (798,280,444)     249,272      16,573    (384,212,752)
                                                            -------------  -----------    --------   -------------
Net realized and unrealized (loss) gain on investments.....  (757,778,152)     628,988      23,964    (367,248,563)
                                                            -------------  -----------    --------   -------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS................................................ $(472,017,733) $28,071,874    $301,003   $(179,750,270)
                                                            =============  ===========    ========   =============

                      See Notes to Financial Statements.

                                   For the Year Ended December 31, 2001
---------------------------------------------------------------------------------------------------------
                                   State Street                                  Loomis
                                     Research                       Putnam       Sayles
              Variable   Variable   Aggressive       MetLife     International High Yield     Janus Mid
 Variable B       C          D        Growth       Stock Index       Stock        Bond           Cap
 Portfolio    Portfolio  Portfolio  Portfolio       Portfolio      Portfolio   Portfolio      Portfolio
------------  ---------  --------- -------------  -------------  ------------- -----------  -------------
$  9,442,805  $ 347,534  $  4,822  $ 264,675,785  $  39,794,920  $  7,979,575  $ 8,108,809  $          --
     620,486         --        --     11,803,546     39,068,416     2,605,039      789,593     13,354,117
------------  ---------  --------  -------------  -------------  ------------  -----------  -------------
   8,822,319    347,534     4,822    252,872,239        726,504     5,374,536    7,319,216    (13,354,117)
------------  ---------  --------  -------------  -------------  ------------  -----------  -------------
   3,201,027     72,823        --    (32,188,412)   218,623,281   (58,642,621)  (4,420,779)   (67,658,830)

 (25,735,304)  (916,481)  (11,427)  (523,056,616)  (695,352,680)    4,283,802   (5,106,728)  (501,903,569)
------------  ---------  --------  -------------  -------------  ------------  -----------  -------------
 (22,534,277)  (843,658)  (11,427)  (555,245,028)  (476,729,399)  (54,358,819)  (9,527,507)  (569,562,399)
------------  ---------  --------  -------------  -------------  ------------  -----------  -------------

$(13,711,958) $(496,124) $ (6,605) $(302,372,789) $(476,002,895) $(48,984,283) $(2,208,291) $(582,916,516)
============  =========  ========  =============  =============  ============  ===========  =============

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS

                                                                     For the Year Ended December 31, 2001
                                                            -----------------------------------------------------

                                                                                                      Neuberger
                                                                                          Harris       Berman
                                                              T. Rowe       Scudder       Oakmark     Partners
                                                            Price Small     Global         Large       Mid Cap
                                                            Cap Growth      Equity       Cap Value      Value
                                                             Portfolio     Portfolio     Portfolio    Portfolio
                                                            ------------  ------------  -----------  ------------
INVESTMENT INCOME
Income:
 Dividends................................................. $ 21,353,701  $ 19,849,312  $   286,043  $  2,977,823
 Expenses..................................................    3,008,404     2,044,197    1,675,551     1,782,782
                                                            ------------  ------------  -----------  ------------
Net investment income (loss)...............................   18,345,297    17,805,115   (1,389,508)    1,195,041
                                                            ------------  ------------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from security transactions........  (63,940,947)     (344,522)    (336,559)    3,807,073
Change in net unrealized (depreciation) appreciation of
 investments for the period................................   16,602,625   (50,075,476)  16,427,340   (10,467,310)
                                                            ------------  ------------  -----------  ------------
Net realized and unrealized (loss) gain on investments.....  (47,338,322)  (50,419,998)  16,090,781    (6,660,237)
                                                            ------------  ------------  -----------  ------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS................................................ $(28,993,025) $(32,614,883) $14,701,273  $ (5,465,196)
                                                            ============  ============  ===========  ============

                      See Notes to Financial Statements.




                                                                                                 For the
                            For the Year Ended December 31, 2001                              Period May 1,
--------------------------------------------------------------------------------------------     2001 to
               Lehman                                                 State Street            December 31,
  T. Rowe     Brothers                                     Putnam       Research    MetLife       2001
Price Large   Aggregate                                     Large        Aurora     Mid Cap   -------------
    Cap         Bond         Morgan                          Cap       Small Cap     Stock        Janus
  Growth        Index     Stanley EAFE    Russell 2000     Growth        Value       Index       Growth
 Portfolio    Portfolio  Index Portfolio Index Portfolio  Portfolio    Portfolio   Portfolio    Portfolio
------------  ---------- --------------- --------------- -----------  ------------ ---------  -------------
$    131,052  $2,622,405  $    330,902     $   326,931   $        --  $   641,795  $ 363,014    $      --
   1,879,915   2,132,619     1,148,374       1,426,705       290,076    1,823,531    905,643       34,781
------------  ----------  ------------     -----------   -----------  -----------  ---------    ---------
  (1,748,863)    489,786      (817,472)     (1,099,774)     (290,076)  (1,181,736)  (542,629)     (34,781)
------------  ----------  ------------     -----------   -----------  -----------  ---------    ---------
    (682,160)    988,979   (19,467,764)     (1,019,377)   (3,198,474)   2,710,571   (704,463)    (284,528)
 (17,787,487)  8,296,558    (2,918,733)      2,115,434    (4,848,712)  11,525,102    907,048     (221,552)
------------  ----------  ------------     -----------   -----------  -----------  ---------    ---------
 (18,469,647)  9,285,537   (22,386,497)      1,096,057    (8,047,186)  14,235,673    202,585     (506,080)
------------  ----------  ------------     -----------   -----------  -----------  ---------    ---------

$(20,218,510) $9,775,323  $(23,203,969)    $    (3,717)  $(8,337,262) $13,053,937  $(340,044)   $(540,861)
============  ==========  ============     ===========   ===========  ===========  =========    =========

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS

                                                               For the                                     For the
                                                            Period May 1,                               Period May 1,
                                                               2001 to                                     2001 to
                                                            December 31,          For the Year          December 31,
                                                                2001        Ended December 31, 2001         2001
                                                            ------------- ---------------------------  ---------------
                                                              Franklin
                                                              Templeton                     Loomis
                                                              Small Cap                     Sayles
                                                               Growth      Davis Venture   Small Cap    MFS Investors
                                                              Portfolio   Value Portfolio  Portfolio   Trust Portfolio
                                                            ------------- --------------- -----------  ---------------
INVESTMENT INCOME
Income:
 Dividends.................................................   $     --      $ 4,010,459   $   943,833     $      --
 Expenses..................................................     23,853          599,670       158,569        17,516
                                                              --------      -----------   -----------     ---------
Net investment income (loss)...............................    (23,853)       3,410,789       785,264       (17,516)
                                                              --------      -----------   -----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from security transactions........    (92,759)      (2,016,375)     (566,119)      (40,034)
Change in net unrealized (depreciation) appreciation of
 investments for the period................................    121,474       (7,151,686)   (1,185,244)      (53,859)
                                                              --------      -----------   -----------     ---------
Net realized and unrealized (loss) gain on investments.....     28,715       (9,168,061)   (1,751,363)      (93,893)
                                                              --------      -----------   -----------     ---------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...........................................   $  4,862      $(5,757,272)  $  (966,099)    $(111,409)
                                                              ========      ===========   ===========     =========

                      See Notes to Financial Statements.


   For the Period May 1, 2001 to December 1, 2001             For the Year Ended December 31, 2001
---------------------------------------------------  -----------------------------------------------------
                             Salomon                 Fidelity
   MFS        Harris         Brothers      Salomon      VIP
Research      Oakmark     Strategic Bond Brothers US   Money     Fidelity VIP   Fidelity VIP  Fidelity VIP
Managers      Mid Cap     Opportunities  Government   Market        Equity         Growth       Overseas
Portfolio Value Portfolio   Portfolio     Portfolio  Portfolio Income Portfolio  Portfolio     Portfolio
--------- --------------- -------------- ----------- --------- ---------------- ------------  ------------
$     --    $       --       $     --     $     --   $506,896    $  8,227,060   $ 14,639,155  $  4,393,846
   6,670       281,199         32,522       67,139    127,085       1,234,148      1,867,462       269,485
--------    ----------       --------     --------   --------    ------------   ------------  ------------
  (6,670)     (281,199)       (32,522)     (67,139)   379,811       6,992,912     12,771,693     4,124,361
--------    ----------       --------     --------   --------    ------------   ------------  ------------
                                                                    1,349,973      4,343,482   (11,481,626)
  (6,449)       18,688         14,575      140,914     (1,383)

 (45,135)    4,961,108        110,225       13,739         --     (16,321,538)   (59,277,205)      569,907
--------    ----------       --------     --------   --------    ------------   ------------  ------------
 (51,584)    4,979,796        124,800      154,653     (1,383)    (14,971,565)   (54,933,723)  (10,911,719)
--------    ----------       --------     --------   --------    ------------   ------------  ------------

$(58,254)   $4,698,597       $ 92,278     $ 87,514   $378,428    $ (7,978,653)  $(42,162,030) $ (6,787,358)
========    ==========       ========     ========   ========    ============   ============  ============

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS

                                                                  For the Year Ended December 31, 2001
                                                            ------------------------------------------------
                                                             Fidelity
                                                              VIP II    Fidelity                  Calvert
                                                            Investment   VIP II       Calvert    Social Mid
                                                              Grade       Asset       Social        Cap
                                                               Bond      Manager     Balanced      Growth
                                                            Portfolio   Portfolio    Portfolio   Portfolio
                                                            ---------- -----------  -----------  -----------
INVESTMENT INCOME
Income:
 Dividends.................................................  $621,888  $ 3,068,392  $ 2,899,526  $   800,124
 Expenses..................................................   129,531      494,721      609,076      109,467
                                                             --------  -----------  -----------  -----------
Net investment income (loss)...............................   492,357    2,573,671    2,290,450      690,657
                                                             --------  -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from security transactions........    22,431      (72,641)     409,210       91,761
Change in net unrealized (depreciation) appreciation of
 investments for the period................................   412,609   (5,345,005)  (6,985,802)  (2,456,958)
                                                             --------  -----------  -----------  -----------
Net realized and unrealized (loss) gain on investments.....   435,040   (5,417,646)  (6,576,592)  (2,365,197)
                                                             --------  -----------  -----------  -----------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...........................................  $927,397  $(2,843,975) $(4,286,142) $(1,674,540)
                                                             ========  ===========  ===========  ===========

                      See Notes to Financial Statements.

                          For the Period May 1, 2001 to December 31, 2001
---------------------------------------------------------------------------------------------------

MFS Research   MFS Mid                       PIMCO    American Funds American Funds  American Funds
International    Cap       PIMCO Total    Innovations     Growth      Global Small      Growth &
  Portfolio    Growth    Return Portfolio  Portfolio    Portfolio    Cap Portfolio  Income Portfolio
------------- ---------  ---------------- ----------- -------------- -------------- ----------------
  $   7,446   $      --     $ 742,784      $      --   $ 2,110,695     $  61,667       $ 531,073
     15,876      43,236       112,316         48,151       162,264        23,197         126,605
  ---------   ---------     ---------      ---------   -----------     ---------       ---------
     (8,430)    (43,236)      630,468        (48,151)    1,948,431        38,470         404,468
  ---------   ---------     ---------      ---------   -----------     ---------       ---------
   (154,703)   (272,607)      113,883        571,002    (2,689,026)     (173,168)       (246,604)
     64,927     497,687      (298,698)      (247,179)      770,317       561,696         413,295
  ---------   ---------     ---------      ---------   -----------     ---------       ---------
    (89,776)    225,080      (184,815)       323,823    (1,918,709)      388,528         166,691
  ---------   ---------     ---------      ---------   -----------     ---------       ---------

  $ (98,206)  $ 181,844     $ 445,653      $ 275,672   $    29,722     $ 426,998       $ 571,159
  =========   =========     =========      =========   ===========     =========       =========

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    State Street Research
                                                                                 Investment Trust Portfolio
                                                                               ------------------------------
                                                                                  For the         For the
                                                                                 Year Ended      Year Ended
                                                                                December 31,    December 31,
                                                                                    2001            2000
                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $  285,760,419  $   (4,295,044)
   Net realized gain (loss) from security transactions........................     40,502,292      82,456,988
   Change in net unrealized (depreciation) appreciation of investments........   (798,280,444)   (288,845,291)
                                                                               --------------  --------------
   Net (decrease) increase in net assets resulting from operations............   (472,017,733)   (210,683,347)
                                                                               --------------  --------------
  From capital transactions:
   Net premiums...............................................................    125,138,106     225,248,869
   Redemptions................................................................   (169,777,816)   (230,470,355)
                                                                               --------------  --------------
   Total net (redemptions) premiums...........................................    (44,639,710)     (5,221,486)
   Net portfolio transfers....................................................   (198,531,959)    (63,610,259)
   Net other transfers........................................................     (1,044,291)       (901,511)
                                                                               --------------  --------------
   Net (decrease) increase in net assets resulting from capital transactions..   (244,215,960)    (69,733,256)
                                                                               --------------  --------------
NET CHANGE IN NET ASSETS......................................................   (716,233,693)   (280,416,603)
NET ASSETS--BEGINNING OF PERIOD...............................................  2,662,918,990   2,943,335,593
                                                                               --------------  --------------
NET ASSETS--END OF PERIOD..................................................... $1,946,685,297  $2,662,918,990
                                                                               ==============  ==============

                                                                                  State Street Research
                                                                                    Income Portfolio
                                                                               --------------------------
                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 27,442,886  $ (4,667,779)
   Net realized gain (loss) from security transactions........................      379,716    (3,627,736)
   Change in net unrealized (depreciation) appreciation of investments........      249,272    43,525,272
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............   28,071,874    35,229,757
                                                                               ------------  ------------
  From capital transactions:
   Net premiums...............................................................   48,241,660    28,924,201
   Redemptions................................................................  (39,191,743)  (37,347,843)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................    9,049,917    (8,423,642)
   Net portfolio transfers....................................................   26,561,578   (39,795,432)
   Net other transfers........................................................     (136,479)     (183,141)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..   35,475,016   (48,402,215)
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................   63,546,890   (13,172,458)
NET ASSETS--BEGINNING OF PERIOD...............................................  383,106,154   396,278,612
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $446,653,044  $383,106,154
                                                                               ============  ============

                      See Notes to Financial Statements.


State Street Research Money      State Street Research
     Market Portfolio            Diversified Portfolio         Variable B Portfolio       Variable C Portfolio
--------------------------  ------------------------------  --------------------------  ------------------------

  For the        For the       For the         For the        For the       For the       For the      For the
 Year Ended     Year Ended    Year Ended      Year Ended     Year Ended    Year Ended    Year Ended   Year Ended
December 31,   December 31,  December 31,    December 31,   December 31,  December 31,  December 31, December 31,
    2001           2000          2001            2000           2001          2000          2001         2000
------------   ------------ --------------  --------------  ------------  ------------  ------------ ------------
$   277,039    $   757,865  $  187,498,293  $  (19,690,562) $  8,822,319  $    121,580   $  347,534   $   35,769
      7,391        (61,470)     16,964,189      35,202,313     3,201,027     5,612,958       72,823      197,864
     16,573       (110,674)   (384,212,752)    (19,968,794)  (25,735,304)  (11,728,822)    (916,481)    (419,041)
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
    301,003        585,721    (179,750,270)     (4,457,043)  (13,711,958)   (5,994,284)    (496,124)    (185,408)
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
    145,344        209,610     130,574,458     197,684,403       173,878     1,184,462           --           66
 (1,766,058)    (2,673,087)   (190,560,127)   (210,959,062)   (8,362,207)   (9,259,780)    (199,719)    (379,953)
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
 (1,620,714)    (2,463,477)    (59,985,669)    (13,274,659)   (8,188,329)   (8,075,318)    (199,719)    (379,887)
  1,530,800       (120,253)   (157,798,327)    (95,607,837)        4,213          (716)          --           --
       (407)        (2,653)       (246,252)       (966,633)      100,737        25,018         (403)       6,210
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
    (90,321)    (2,586,383)   (218,030,248)   (109,849,129)   (8,083,379)   (8,051,016)    (200,122)    (373,677)
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
    210,682     (2,000,662)   (397,780,518)   (114,306,172)  (21,795,337)  (14,045,300)    (696,246)    (559,085)
 12,338,118     14,338,780   2,354,394,387   2,468,700,559    79,896,424    93,941,724    2,964,376    3,523,461
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
$12,548,800    $12,338,118  $1,956,613,869  $2,354,394,387  $ 58,101,087  $ 79,896,424   $2,268,130   $2,964,376
===========    ===========  ==============  ==============  ============  ============   ==========   ==========

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 Variable D Portfolio
                                                                               ------------------------

                                                                                 For the      For the
                                                                                Year Ended   Year Ended
                                                                               December 31, December 31,
                                                                                   2001         2000
                                                                               ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)...............................................   $  4,822     $   469
   Net realized gain (loss) from security transactions........................         --          --
   Change in net unrealized (depreciation) appreciation of investments........    (11,427)     (3,025)
                                                                                 --------     -------
   Net (decrease) increase in net assets resulting from operations............     (6,605)     (2,556)
                                                                                 --------     -------
  From capital transactions:
   Net premiums...............................................................         --          --
   Redemptions................................................................         --          --
                                                                                 --------     -------
   Total net (redemptions) premiums...........................................         --          --
   Net portfolio transfers....................................................         --          --
   Net other transfers........................................................         --          --
                                                                                 --------     -------
   Net (decrease) increase in net assets resulting from capital transactions..         --          --
                                                                                 --------     -------
NET CHANGE IN NET ASSETS......................................................     (6,605)     (2,556)
NET ASSETS--BEGINNING OF PERIOD...............................................     38,839      41,395
                                                                                 --------     -------
NET ASSETS--END OF PERIOD.....................................................   $ 32,234     $38,839
                                                                                 ========     =======

                                                                                    State Street Research
                                                                                 Aggressive Growth Portfolio
                                                                               ------------------------------

                                                                                  For the         For the
                                                                                 Year Ended      Year Ended
                                                                                December 31,    December 31,
                                                                                    2001            2000
                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $  252,872,239  $  151,082,526
   Net realized gain (loss) from security transactions........................    (32,188,412)     74,871,762
   Change in net unrealized (depreciation) appreciation of investments........   (523,056,616)   (348,326,552)
                                                                               --------------  --------------
   Net (decrease) increase in net assets resulting from operations............   (302,372,789)   (122,372,264)
                                                                               --------------  --------------
  From capital transactions:
   Net premiums...............................................................     56,134,392     100,270,351
   Redemptions................................................................    (67,813,404)   (104,096,165)
                                                                               --------------  --------------
   Total net (redemptions) premiums...........................................    (11,679,012)     (3,825,814)
   Net portfolio transfers....................................................    (69,075,745)     50,929,010
   Net other transfers........................................................        (67,364)        486,189
                                                                               --------------  --------------
   Net (decrease) increase in net assets resulting from capital transactions..    (80,822,121)     47,589,385
                                                                               --------------  --------------
NET CHANGE IN NET ASSETS......................................................   (383,194,910)    (74,782,879)
NET ASSETS--BEGINNING OF PERIOD...............................................  1,250,469,157   1,325,252,036
                                                                               --------------  --------------
NET ASSETS--END OF PERIOD..................................................... $  867,274,247  $1,250,469,157
                                                                               ==============  ==============

                      See Notes to Financial Statements.


            MetLife                        Putnam             Loomis Sayles High Yield           Janus Mid Cap
     Stock Index Portfolio      International Stock Portfolio      Bond Portfolio                  Portfolio
------------------------------  ----------------------------  ------------------------  -------------------------------

   For the         For the        For the         For the       For the      For the       For the         For the
  Year Ended      Year Ended     Year Ended      Year Ended    Year Ended   Year Ended    Year Ended      Year Ended
 December 31,    December 31,   December 31,    December 31,  December 31, December 31,  December 31,    December 31,
     2001            2000           2001            2000          2001         2000          2001            2000
--------------  --------------  ------------    ------------  ------------ ------------ --------------  ---------------
$      726,504  $  109,363,840  $  5,374,536    $ (1,593,925) $ 7,319,216  $  (723,667) $  (13,354,117) $   126,588,144
   218,623,281     174,140,110   (58,642,621)    (20,505,554)  (4,420,779)  (1,299,386)    (67,658,830)     123,985,405
  (695,352,680)   (699,690,993)    4,283,802      (5,210,990)  (5,106,728)     547,058    (501,903,569)  (1,044,783,315)
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
  (476,002,895)   (416,187,043)  (48,984,283)    (27,310,469)  (2,208,291)  (1,475,995)   (582,916,516)    (794,209,766)
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
   247,478,793     429,473,285    21,428,581      30,223,178    8,045,981   10,635,236     134,829,501      412,862,879
  (245,802,849)   (283,643,505)  (14,914,493)    (19,861,622)  (6,105,729)  (4,553,204)    (71,519,010)    (114,044,238)
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
     1,675,944     145,829,780     6,514,088      10,361,556    1,940,252    6,082,032      63,310,491      298,818,641
  (132,036,347)     32,331,764   (15,462,226)      1,698,215   (1,107,976)     677,514    (180,614,322)     304,278,277
      (235,289)     (1,093,589)       39,484         970,529       (6,157)     (16,995)        377,348          814,606
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
  (130,595,692)    177,067,955    (8,908,654)     13,030,300      826,119    6,742,551    (116,926,483)     603,911,524
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
  (606,598,587)   (239,119,088)  (57,892,937)    (14,280,169)  (1,382,172)   5,266,556    (699,842,999)    (190,298,242)
 3,606,238,903   3,845,357,991   248,458,427     262,738,596   60,477,764   55,211,208   1,582,500,738    1,772,798,980
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
$2,999,640,316  $3,606,238,903  $190,565,490    $248,458,427  $59,095,592  $60,477,764  $  882,657,739  $ 1,582,500,738
==============  ==============  ============    ============  ===========  ===========  ==============  ===============

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 T. Rowe Price Small Cap
                                                                                    Growth Portfolio
                                                                               --------------------------

                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 18,345,297  $ (3,576,955)
   Net realized gain (loss) from security transactions........................  (63,940,947)   32,983,273
   Change in net unrealized (depreciation) appreciation of investments........   16,602,625   (64,417,219)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............  (28,993,025)  (35,010,901)
                                                                               ------------  ------------
  From capital transactions:
   Net Premiums...............................................................   28,226,005    64,242,064
   Redemptions................................................................  (15,841,130)  (16,700,604)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   12,384,875    47,541,460
   Net portfolio transfers....................................................  (24,810,765)   43,380,276
   Net other transfers........................................................      (53,080)      400,793
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..  (12,478,970)   91,322,529
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................  (41,471,995)   56,311,628
NET ASSETS--BEGINNING OF PERIOD...............................................  285,120,403   228,808,775
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $243,648,408  $285,120,403
                                                                               ============  ============

                                                                                     Scudder Global
                                                                                    Equity Portfolio
                                                                               --------------------------

                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 17,805,115  $ (1,523,155)
   Net realized gain (loss) from security transactions........................     (344,522)    4,985,143
   Change in net unrealized (depreciation) appreciation of investments........  (50,075,476)   (7,851,623)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............  (32,614,883)   (4,389,635)
                                                                               ------------  ------------
  From capital transactions:
   Net Premiums...............................................................   24,278,930    35,195,651
   Redemptions................................................................  (10,733,613)  (10,278,539)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   13,545,317    24,917,112
   Net portfolio transfers....................................................   (9,195,948)   12,963,515
   Net other transfers........................................................      (31,909)      (20,600)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..    4,317,460    37,860,027
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................  (28,297,423)   33,470,392
NET ASSETS--BEGINNING OF PERIOD...............................................  185,825,852   152,355,460
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $157,528,429  $185,825,852
                                                                               ============  ============

                      See Notes to Financial Statements.


 Harris Oakmark Large Cap   Neuberger Berman Partners    T. Rowe Price Large Cap    Lehman Brothers Aggregate
     Value Portfolio         Mid Cap Value Portfolio        Growth Portfolio          Bond Index Portfolio
-------------------------  --------------------------  --------------------------  --------------------------

  For the       For the      For the       For the       For the       For the       For the       For the
 Year Ended    Year Ended   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
December 31,  December 31, December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000         2001          2000          2001          2000          2001          2000
------------  ------------ ------------  ------------  ------------  ------------  ------------  ------------
$ (1,389,508) $   706,554  $  1,195,041  $  3,314,456  $ (1,748,863) $  3,783,585  $    489,786  $  6,423,101
    (336,559)    (851,602)    3,807,073       626,493      (682,160)    1,407,879       988,979      (242,034)
  16,427,340    6,031,550   (10,467,310)   12,263,128   (17,787,487)  (12,874,317)    8,296,558     4,051,689
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
  14,701,273    5,886,502    (5,465,196)   16,204,077   (20,218,510)   (7,682,853)    9,775,323    10,232,756
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
  43,289,710   10,080,640    30,474,103    18,110,546    28,687,964    56,565,448    59,258,535    38,940,684
  (9,475,831)  (2,539,644)  (10,432,016)   (3,385,427)   (9,751,130)   (6,946,640)  (13,628,069)   (6,644,444)
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
  33,813,879    7,540,996    20,042,087    14,725,119    18,936,834    49,618,808    45,630,466    32,296,240
  97,996,381    4,216,806     5,817,583    61,450,085   (20,582,506)   80,976,904    29,693,207     3,787,774
      (2,270)      (2,007)       (5,285)      (13,129)      (34,941)      (54,504)      (39,733)       (1,868)
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
 131,807,990   11,755,795    25,854,385    76,162,075    (1,680,613)  130,541,208    75,283,940    36,082,146
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
 146,509,263   17,642,297    20,389,189    92,366,152   (21,899,123)  122,858,355    85,059,263    46,314,902
  50,882,202   33,239,905   123,890,201    31,524,049   169,540,908    46,682,553   124,299,965    77,985,063
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
$197,391,465  $50,882,202  $144,279,390  $123,890,201  $147,641,785  $169,540,908  $209,359,228  $124,299,965
============  ===========  ============  ============  ============  ============  ============  ============

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                Morgan Stanley EAFE Index
                                                                                        Portfolio
                                                                               --------------------------

                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $   (817,472) $    561,356
   Net realized gain (loss) from security transactions........................  (19,467,764)    1,861,373
   Change in net unrealized (depreciation) appreciation of investments........   (2,918,733)  (15,480,357)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............  (23,203,969)  (13,057,628)
                                                                               ------------  ------------
  From capital transactions:
   Net premiums...............................................................   28,355,503    35,014,830
   Redemptions................................................................   (6,204,831)   (4,646,261)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   22,150,672    30,368,569
   Net portfolio transfers....................................................    6,905,872    23,106,960
   Net other transfers........................................................      (11,272)       10,745
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..   29,045,272    53,486,274
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................    5,841,303    40,428,646
NET ASSETS--BEGINNING OF PERIOD...............................................   93,889,259    53,460,613
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $ 99,730,562  $ 93,889,259
                                                                               ============  ============

                                                                                      Russell 2000
                                                                                     Index Portfolio
                                                                               --------------------------

                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ (1,099,774) $ 15,021,725
   Net realized gain (loss) from security transactions........................   (1,019,377)    3,301,439
   Change in net unrealized (depreciation) appreciation of investments........    2,115,434   (26,291,455)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............       (3,717)   (7,968,291)
                                                                               ------------  ------------
  From capital transactions:
   Net premiums...............................................................   22,795,243    40,523,213
   Redemptions................................................................   (7,832,759)   (5,803,956)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   14,962,484    34,719,257
   Net portfolio transfers....................................................   (8,465,618)   17,515,487
   Net other transfers........................................................      (14,940)      (13,572)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..    6,481,926    52,221,172
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................    6,478,209    44,252,881
NET ASSETS--BEGINNING OF PERIOD...............................................  115,683,482    71,430,601
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $122,161,691  $115,683,482
                                                                               ============  ============

                      See Notes to Financial Statements.

                                                                                        Janus     Franklin Templeton
       Putnam Large        State Street Research Aurora       MetLife Mid Cap          Growth         Small Cap
   Cap Growth Portfolio     Small Cap Value Portfolio      Stock Index Portfolio      Portfolio    Growth Portfolio
-------------------------  ---------------------------  --------------------------  ------------- ------------------
                For the                     For the                     For the        For the         For the
  For the    Period May 1,   For the     Period July 5, For the Year Period July 5, Period May 1,   Period May 1,
 Year Ended     2000 to     Year Ended      2000 to        Ended        2000 to        2001 to         2001 to
December 31, December 31,  December 31,   December 31,  December 31,  December 31,  December 31,     December 31,
    2001         2000          2001           2000          2001          2000          2001             2001
------------ ------------- ------------  -------------- ------------ -------------- ------------- ------------------
$  (290,076)  $   (72,971) $ (1,181,736)  $   196,244   $  (542,629)  $    53,608    $  (34,781)      $  (23,853)
 (3,198,474)     (185,190)    2,710,571       172,388      (704,463)      168,998      (284,528)         (92,759)
 (4,848,712)   (5,089,750)   11,525,102     5,596,711       907,048    (1,080,128)     (221,552)         121,474
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
 (8,337,262)   (5,347,911)   13,053,937     5,965,343      (340,044)     (857,522)     (540,861)           4,862
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
 11,725,933     8,362,353    57,884,018    13,251,225    27,729,414    12,910,074     4,067,645        2,352,146
 (1,094,842)     (186,448)   (8,894,295)     (406,186)   (4,228,148)     (735,232)     (104,809)         (59,962)
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
 10,631,091     8,175,905    48,989,723    12,845,039    23,501,266    12,174,842     3,962,836        2,292,184
  6,858,021    15,974,405    95,499,619    32,196,875     3,843,424    48,200,338     4,965,438        4,705,317
      9,368         2,210      (144,748)       (3,848)       14,241           724        (8,103)          (2,953)
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
 17,498,480    24,152,520   144,344,594    45,038,066    27,358,931    60,375,904     8,920,171        6,994,548
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
  9,161,218    18,804,609   157,398,531    51,003,409    27,018,887    59,518,382     8,379,311        6,999,410
 18,804,609            --    51,003,409            --    59,518,382            --            --               --
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
$27,965,827   $18,804,609  $208,401,940   $51,003,409   $86,537,269   $59,518,382    $8,379,310       $6,999,410
===========   ===========  ============   ===========   ===========   ===========    ==========       ==========

                      Metropolitan Life Separate Account

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Davis Venture
                                                                                     Value Portfolio
                                                                               --------------------------
                                                                                               For the
                                                                               For the Year Period July 5,
                                                                                  Ended        2000 to
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 3,410,789   $   (89,868)
   Net realized gain (loss) from security transactions........................  (2,016,375)       (4,521)
   Change in net unrealized (deprecation) appreciation of investments.........  (7,151,686)      454,608
                                                                               -----------   -----------
   Net (decrease) increase in net assets resulting from operations............  (5,757,272)      360,219
                                                                               -----------   -----------
  From capital transactions:
   Net premiums...............................................................  22,970,731     8,514,867
   Redemptions................................................................  (2,519,810)     (450,121)
                                                                               -----------   -----------
   Total net (redemptions) premiums...........................................  20,450,921     8,064,746
   Net portfolio transfers....................................................  14,699,473    20,555,003
   Net other transfers........................................................     (17,824)         (903)
                                                                               -----------   -----------
   Net (decrease) increase in net assets resulting from capital transactions..  35,132,570    28,618,846
                                                                               -----------   -----------
NET CHANGE IN NET ASSETS......................................................  29,375,298    28,979,065
NET ASSETS--BEGINNING OF PERIOD...............................................  28,979,065            --
                                                                               -----------   -----------
NET ASSETS--END OF PERIOD..................................................... $58,354,363   $28,979,065
                                                                               ===========   ===========

                                                                                      Loomis Sayles
                                                                                   Small Cap Portfolio
                                                                               --------------------------
                                                                                               For the
                                                                               For the Year Period July 5,
                                                                                  Ended        2000 to
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $   785,264    $  (26,720)
   Net realized gain (loss) from security transactions........................    (566,119)     (164,199)
   Change in net unrealized (deprecation) appreciation of investments.........  (1,185,244)      (66,085)
                                                                               -----------    ----------
   Net (decrease) increase in net assets resulting from operations............    (966,099)     (257,004)
                                                                               -----------    ----------
  From capital transactions:
   Net premiums...............................................................   5,571,839     2,778,025
   Redemptions................................................................    (430,618)     (360,464)
                                                                               -----------    ----------
   Total net (redemptions) premiums...........................................   5,141,221     2,417,561
   Net portfolio transfers....................................................   2,621,334     7,112,764
   Net other transfers........................................................     (16,318)        6,481
                                                                               -----------    ----------
   Net (decrease) increase in net assets resulting from capital transactions..   7,746,237     9,536,806
                                                                               -----------    ----------
NET CHANGE IN NET ASSETS......................................................   6,780,138     9,279,802
NET ASSETS--BEGINNING OF PERIOD...............................................   9,279,802            --
                                                                               -----------    ----------
NET ASSETS--END OF PERIOD..................................................... $16,059,940    $9,279,802
                                                                               ===========    ==========

                      See Notes to Financial Statements.

      MFS                              Harris         Salomon Brothers           Salomon
   Investors       MFS Research    Oakmark Mid Cap     Strategic Bond          Brothers US         Fidelity VIP Money
Trust Portfolio Managers Portfolio Value Portfolio Opportunities Portfolio Government Portfolio     Market Portfolio
--------------- ------------------ --------------- ----------------------- -------------------- ------------------------
    For the          For the           For the             For the
 Period May 1,    Period May 1,     Period May 1,       Period May 1,                           For the Year For the Year
    2001 to          2001 to           2001 to             2001 to               For the           Ended        Ended
 December 31,      December 31,     December 31,        December 31,        Period May 1, 2001  December 31, December 31,
     2001              2001             2001                2001           to December 31, 2001     2001         2000
--------------- ------------------ --------------- ----------------------- -------------------- ------------ ------------
  $  (17,516)       $   (6,670)      $  (281,199)        $  (32,522)           $   (67,139)     $   379,811  $   488,508
     (40,034)           (6,449)           18,688             14,575                140,914           (1,383)          --
     (53,859)          (45,135)        4,961,108            110,225                 13,739               --           --
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
    (111,409)          (58,254)        4,698,597             92,278                 87,514          378,428      488,508
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
   2,117,535           563,137        16,869,874          3,660,495              9,311,981        3,646,116    2,494,854
     (70,413)          (20,851)       (1,451,046)          (108,151)              (635,745)      (6,814,819)  (1,298,263)
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
   2,047,122           542,286        15,418,828          3,552,344              8,676,236       (3,168,703)   1,196,591
   2,231,462           981,355        57,897,479          4,403,445              9,761,913        2,287,497    3,736,035
        (278)           (1,012)            4,865             (2,547)                (3,063)             (66)         (33)
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
   4,278,306         1,522,629        73,321,172          7,953,242             18,435,086         (881,272)   4,932,593
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
   4,166,897         1,464,375        78,019,769          8,045,520             18,522,600         (502,844)   5,421,101
          --                --                --                 --                     --       15,740,179   10,319,078
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
  $4,166,897        $1,464,375       $78,019,769         $8,045,520            $18,522,600      $15,237,335  $15,740,179
  ==========        ==========       ===========         ==========            ===========      ===========  ===========

                      Metropolitan Life Separate Account

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Fidelity VIP Equity
                                                                                    Income Portfolio
                                                                               --------------------------
                                                                               For the Year  For the Year
                                                                                  Ended         Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $  6,992,912  $  9,072,102
   Net realized gain (loss) from security transactions........................    1,349,973     3,950,591
   Change in net unrealized (depreciation) appreciation of investments........  (16,321,538)   (4,437,251)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............   (7,978,653)    8,585,442
                                                                               ------------  ------------
  From capital transactions:
   Net premiums...............................................................   21,719,604    14,991,159
   Redemptions................................................................   (8,013,039)   (9,971,830)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   13,706,565     5,019,329
   Net portfolio transfers....................................................   (3,203,013)  (15,486,984)
   Net other transfers........................................................      (48,131)      (23,777)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..   10,455,421   (10,491,432)
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................    2,476,768    (1,905,990)
NET ASSETS--BEGINNING OF PERIOD...............................................  130,953,599   132,859,589
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $133,430,367  $130,953,599
                                                                               ============  ============

                                                                               Fidelity VIP Growth Portfolio
                                                                               ----------------------------
                                                                               For the Year    For the Year
                                                                                  Ended           Ended
                                                                               December 31,    December 31,
                                                                                   2001            2000
                                                                               ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 12,771,693    $ 24,723,860
   Net realized gain (loss) from security transactions........................    4,343,482       7,593,703
   Change in net unrealized (depreciation) appreciation of investments........  (59,277,205)    (62,636,452)
                                                                               ------------    ------------
   Net (decrease) increase in net assets resulting from operations............  (42,162,030)    (30,318,889)
                                                                               ------------    ------------
  From capital transactions:
   Net premiums...............................................................   31,287,806      27,763,564
   Redemptions................................................................  (11,649,137)    (16,368,150)
                                                                               ------------    ------------
   Total net (redemptions) premiums...........................................   19,638,669      11,395,414
   Net portfolio transfers....................................................  (12,954,638)       (929,926)
   Net other transfers........................................................      (45,081)        (93,123)
                                                                               ------------    ------------
   Net (decrease) increase in net assets resulting from capital transactions..    6,638,950      10,372,365
                                                                               ------------    ------------
NET CHANGE IN NET ASSETS......................................................  (35,523,080)    (19,946,524)
NET ASSETS--BEGINNING OF PERIOD...............................................  225,562,990     245,509,514
                                                                               ------------    ------------
NET ASSETS--END OF PERIOD..................................................... $190,039,910    $225,562,990
                                                                               ============    ============

                      See Notes to Financial Statements.


       Fidelity VIP        Fidelity VIP II Investment Fidelity VIP II Asset Manager  Calvert Social Balanced
    Overseas Portfolio        Grade Bond Portfolio              Portfolio                   Portfolio
-------------------------  -------------------------  ----------------------------  ------------------------
For the Year  For the Year For the Year  For the Year For the Year    For the Year  For the Year For the Year
   Ended         Ended        Ended         Ended        Ended           Ended         Ended        Ended
December 31,  December 31, December 31,  December 31, December 31,    December 31,  December 31, December 31,
    2001          2000         2001          2000         2001            2000          2001         2000
------------  ------------ ------------  ------------ ------------    ------------  ------------ ------------
$  4,124,361  $ 3,272,820  $   492,357   $   541,170  $ 2,573,671     $ 5,767,589   $ 2,290,450  $ 1,943,372
 (11,481,626)  (5,549,491)      22,431           559      (72,641)        616,064       409,210      815,669
     569,907   (3,978,812)     412,609       419,832   (5,345,005)     (9,236,696)   (6,985,802)  (5,365,536)
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
  (6,787,358)  (6,255,483)     927,397       961,561   (2,843,975)     (2,853,043)   (4,286,142)  (2,606,495)
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
   4,230,751    5,156,677    3,168,235     1,577,763    5,275,568       6,030,690     6,593,693    6,968,100
  (2,224,873)  (2,031,142)  (1,265,495)     (652,347)  (3,352,358)     (4,839,200)   (2,394,706)  (3,346,894)
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
   2,005,878    3,125,535    1,902,740       925,416    1,923,210       1,191,490     4,198,987    3,621,206
  (2,822,921)     123,654    2,275,631      (206,123)  (2,607,518)     (2,444,733)   (2,530,451)    (840,765)
      (9,706)     181,116          434        (1,931)     (32,230)        (33,521)       (5,289)     (50,133)
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
    (826,749)   3,430,305    4,178,805       717,362     (716,538)     (1,286,764)    1,663,247    2,730,308
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
  (7,614,107)  (2,825,178)   5,106,202     1,678,923   (3,560,513)     (4,139,807)   (2,622,895)     123,813
  32,255,685   35,080,863   10,964,209     9,285,286   56,033,223      60,173,030    54,425,869   54,302,056
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
$ 24,641,578  $32,255,685  $16,070,411   $10,964,209  $52,472,710     $56,033,223   $51,802,974  $54,425,869
============  ===========  ===========   ===========  ===========     ===========   ===========  ===========

                      Metropolitan Life Separate Account

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         MFS Research
                                                                                Calvert Social Mid Cap   International
                                                                                   Growth Portfolio        Portfolio
                                                                               ------------------------  -------------
                                                                                                            For the
                                                                                 For the      For the    Period May 1,
                                                                                Year Ended   Year Ended     2001 to
                                                                               December 31, December 31, December 31,
                                                                                   2001         2000         2001
                                                                               ------------ ------------ -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)............................................... $   690,657  $   822,405   $   (8,430)
   Net realized gain (loss) from security transactions........................      91,761      338,286     (154,703)
   Change in net unrealized (depreciation) appreciation of investments........  (2,456,958)    (405,581)      64,927
                                                                               -----------  -----------   ----------
   Net (decrease) increase in net assets resulting from operations............  (1,674,540)     755,110      (98,206)
                                                                               -----------  -----------   ----------
  From capital transactions:
   Net premiums...............................................................   2,975,912    1,606,428    1,907,461
   Redemptions................................................................    (698,397)    (729,665)     (28,536)
                                                                               -----------  -----------   ----------
   Total net (redemptions) premiums...........................................   2,277,515      876,763    1,878,925
   Net portfolio transfers....................................................    (484,072)   2,567,542    1,830,503
   Net other transfers........................................................      (6,559)       1,965          521
                                                                               -----------  -----------   ----------
   Net (decrease) increase in net assets resulting from capital transactions..   1,786,884    3,446,270    3,709,949
                                                                               -----------  -----------   ----------
NET CHANGE IN NET ASSETS......................................................     112,344    4,201,380    3,611,743
NET ASSETS--BEGINNING OF PERIOD...............................................  12,214,726    8,013,346           --
                                                                               -----------  -----------   ----------
NET ASSETS--END OF PERIOD..................................................... $12,327,070  $12,214,726   $3,611,743
                                                                               ===========  ===========   ==========

                      See Notes to Financial Statements.

                     PIMCO         PIMCO     American Funds American Funds  American Funds
 MFS Mid Cap     Total Return   Innovations      Growth      Global Small      Growth &
   Growth          Portfolio     Portfolio     Portfolio    Cap Portfolio  Income Portfolio
-------------    ------------- ------------- -------------- -------------- ----------------
   For the          For the       For the       For the        For the         For the
Period May 1,    Period May 1, Period May 1, Period May 1,  Period May 1,   Period May 1,
   2001 to          2001 to       2001 to       2001 to        2001 to         2001 to
December 31,     December 31,  December 31,   December 31,   December 31,    December 31,
    2001             2001          2001           2001           2001            2001
-------------    ------------- ------------- -------------- -------------- ----------------
$   (43,236)      $   630,468   $   (48,151)  $ 1,948,431     $   38,470     $   404,468
   (272,607)          113,883       571,002    (2,689,026)      (173,168)       (246,604)
    497,687          (298,698)     (247,179)      770,317        561,696         413,295
 -----------      -----------   -----------   -----------     ----------     -----------
    181,844           445,653       275,672        29,722        426,998         571,159
 -----------      -----------   -----------   -----------     ----------     -----------
  4,173,265        13,011,753     2,672,212    17,039,465      2,930,262      13,166,365
  (174,183)          (447,923)     (164,818)     (454,636)       (53,280)       (443,449)
 -----------      -----------   -----------   -----------     ----------     -----------
  3,999,082        12,563,830     2,507,394    16,584,829      2,876,982      12,722,916
  8,952,053        16,785,028    12,815,220    29,950,379      4,329,114      22,928,444
       (153)           (7,191)     (301,763)      (17,817)       (10,473)         (4,587)
 -----------      -----------   -----------   -----------     ----------     -----------
  12,950,982       29,341,667    15,020,851    46,517,391      7,195,623      35,646,773
 -----------      -----------   -----------   -----------     ----------     -----------
  13,132,826       29,787,320    15,296,523    46,547,113      7,622,621      36,217,932
          --               --            --            --             --              --
 -----------      -----------   -----------   -----------     ----------     -----------
 $13,132,826      $29,787,320   $15,296,523   $46,547,113     $7,622,621     $36,217,932
 ===========      ===========   ===========   ===========     ==========     ===========

                     Metropolitan Life Separate Account E

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2001

1. BUSINESS

   Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established on September 27, 1983 to support Metropolitan Life's operations with respect to certain variable annuity contracts ("Contracts"). Metropolitan Life is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Separate Account was registered as a unit investment trust on April 6, 1984 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Insurance Department. The Separate Account presently consists of forty-seven investment portfolios that support five Contracts (VestMet, Preference Plus, Preference Plus Select, Enhanced and Financial Freedom, and MetLife Asset Builder). The assets in each Contract are invested in shares of the corresponding portfolios of the Metropolitan Series Fund, Inc., the Fidelity Variable Insurance Products Funds, the Calvert
Variable Series Fund, Inc., the New England Zenith Series Fund, the American Series Fund, and the MetLife Investors Trust Funds, collectively, (the "Funds").

   The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Accounts' assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

   On May 1, 2000, operations commenced for the one new investment portfolio added to the separate account on that date, Putnam Large Cap Growth Portfolio. On July 5, 2000, operations commenced for the four new investment portfolios added to the Separate Account on that date: the State Street Research Aurora Small Cap Value Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Davis Venture Value Portfolio, and the Loomis Sayles Small Cap Portfolio. On May 1, 2001, operations commenced for the fourteen new investment portfolios added to the Separate Account on that date: Janus Growth Portfolio, Franklin Templeton Small Cap Growth Portfolio, MFS Investors Trust Portfolio, MFS Research Managers Portfolio, Harris Oakmark Mid Cap Value Portfolio, Salomon Brothers Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio, American Funds Growth Portfolio, American Funds Growth & Income Portfolio, American Funds Global Small Cap Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio, and PIMCO Innovations Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

       The financial statements included therein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. Valuation of Investments

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

    B. Security Transactions

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

    C. Federal Income Taxes

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code
       (IRC). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributed to the contracts.

    D. Net Premiums

       Metropolitan Life deducts a sales load and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain policies, Metropolitan Life also deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal income tax charge is imposed in connection with certain policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

    E. Use of Estimates

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

    F. Purchase Payments

       Purchase payments received by Metropolitan Life are credited as Accumulation Units as of the end of the valuation period in which received, as provided in the prospectus.

3. EXPENSES

   With respect to assets in the Separate Account that support certain policies, Metropolitan Life deducts a charge from the net assets of the Separate Account for the assumption of general administrative expenses and mortality and expense risks. This charge is equivalent to an effective annual rate of 1.5% of the average daily values of the assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge, Metropolitan Life estimates .75% is for general administrative expenses for VestMet contracts and .50% is for Preference Plus contracts and .75% is for the mortality and expense risk on both contracts. However, for the Enhanced and Financial Freedom Account Contracts, the charge is equivalent to an effective annual rate of .95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates .20% is for general administrative expenses and .75% is for mortality and expense risk. The Variable B, C, and D contracts are charged for administrative expenses and mortality and expense risk according to the rate under their respective contracts. The Separate Account charges for Preference Plus Select contracts are as follows: 1.25% for the B class; 1.50% for the L class; 1.65% for the C class; and 1.70% for the first seven years of the Bonus class (after which this reverts to the B class charge.) In addition, there are Separate Account charges associated with the optional riders available; these are as follows: 0.10% for the Annual Step-Up death benefit; 0.25% for the Greater of Annual Step-Up; and 5% Increase death benefit; and 0.25% for the Earnings Preservation Benefit.

4. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 are as follows:

                                                              Purchases    Sales
                                                              ---------- ----------
                                                                 (In Thousands)
State Street Research Investment Trust Portfolio............. $  334,238 $  252,191
State Street Research Income Portfolio.......................     92,822     29,524
State Street Research Money Market Portfolio.................      3,112      2,918
State Street Research Diversified Portfolio..................    225,710    239,278
State Street Research Investment Trust Portfolio (Variable B)      9,840      5,900
State Street Research Investment Trust Portfolio (Variable C)        348        127
State Street Research Investment Trust Portfolio (Variable D)          5         --
State Street Research Aggressive Growth Portfolio............    304,739    164,877
MetLife Stock Index Portfolio................................    457,231    368,477
Putnam International Stock Portfolio.........................  1,112,743  1,174,920
Loomis Sayles High Yield Bond Portfolio......................     22,682     18,957
Janus Mid Cap Portfolio......................................    163,488    361,427
T. Rowe Price Small Cap Growth Portfolio.....................    269,909    327,983
Scudder Global Equity Portfolio..............................     34,929     13,151
Harris Oakmark Large Cap Value Portfolio.....................    147,112     17,030
Neuberger Berman Partners Mid Cap Value Portfolio............     58,889     28,033
T. Rowe Price Large Cap Growth Portfolio.....................     20,661     24,772
Lehman Brothers Aggregate Bond Index Portfolio...............    103,344     26,581
Morgan Stanley EAFE Index Portfolio..........................     91,824     83,064
Russell 2000 Index Portfolio.................................     23,899     19,536
Putnam Large Cap Growth Portfolio............................     20,930      6,920
State Street Research Aurora Small Cap Value Portfolio.......    160,318     14,444
MetLife Mid Cap Stock Index Portfolio........................     38,932     12,820
Janus Growth Portfolio.......................................     10,029      1,428
Franklin Templeton Small Cap Growth..........................      7,504        626
Davis Venture Value Portfolio................................     45,278      8,751
Loomis Sayles Small Cap Portfolio............................     10,705      2,740
MFS Investors Trust Portfolio................................      4,613        393
MFS Research Managers Portfolio..............................      1,821        312
Harris Oakmark Mid Cap Value Portfolio.......................     74,936      1,877
Salomon Brothers Strategic Bond Opportunities Portfolio......      8,770        835
Salomon Brothers U.S. Government Portfolio...................     23,093      4,584
Fidelity VIP Money Market Portfolio..........................    594,906    595,407
Fidelity VIP Equity Income Portfolio.........................     23,437      4,638
Fidelity VIP Growth Portfolio................................     35,914     12,160
Fidelity VIP Overseas Portfolio..............................    274,805    282,989
Fidelity VIP II Investment Grade Bond Portfolio..............      6,321      1,627
Fidelity VIP II Asset Manager Portfolio......................      5,890      4,105
Calvert Social Balanced Portfolio............................      7,007      2,644
Calvert Social Mid Cap Growth Portfolio......................      3,927      1,358
MFS Research International Portfolio.........................      8,120      4,573
MFS Mid Cap Growth Portfolio.................................     14,012      1,377
PIMCO Total Return Portfolio.................................     32,540      2,454
PIMCO Innovations Portfolio..................................     29,593     14,050
American Funds Growth Portfolio..............................     54,279      8,503
American Funds Global Small Cap Portfolio....................      8,025        964
American Funds Growth & Income Portfolio.....................     36,948      1,143
                                                              ---------- ----------
Total........................................................ $5,020,178 $4,152,468
                                                              ========== ==========

5. CHANGES IN UNITS OUTSTANDING

   The changes in units outstanding for the year ended December 31, 2001 are as follows:

                                                               State Street
                                   State Street   State Street   Research   State Street
                                     Research       Research      Money       Research
                                 Investment Trust    Income       Market    Diversified
                                    Portfolio      Portfolio    Portfolio    Portfolio
                                 ---------------- ------------ ------------ ------------
(In Thousands)
Outstanding at January 1, 2000..      66,973         17,699         637        78,707
Activity during 2001:
  Issued........................       6,835          6,415         151         7,709
  Redeemed......................     (14,127)        (4,737)       (161)      (15,763)
                                     -------         ------        ----       -------
Outstanding at December 31, 2001      59,681         19,377         627        70,653
                                     =======         ======        ====       =======

                              State Street
                                Research    MetLife     Putnam     Loomis Sayles
Variable  Variable  Variable   Aggressive    Stock   International  High Yield     Janus
    B         C         D        Growth      Index       Stock         Bond       Mid Cap
Portfolio Portfolio Portfolio  Portfolio   Portfolio   Portfolio     Portfolio   Portfolio
--------- --------- --------- ------------ --------- ------------- ------------- ---------
   367       16         0.1      35,680      90,483      15,094        5,542       61,499
   306        8        0.03       5,786      25,206      83,745        2,709       24,018
  (173)      (3)      (0.03)     (8,663)    (28,975)    (84,078)      (2,690)     (30,123)
  ----       --       -----      ------     -------     -------       ------      -------
   500       21         0.1      32,803      86,714      14,761        5,561       55,394
  ====       ==       =====      ======     =======     =======       ======      =======

                                 T. Rowe Price                                  Neuberger
                                   Small Cap      Scudder    Harris Oakmark  Berman Partners
                                    Growth     Global Equity Large Cap Value  Mid Cap Value
                                   Portfolio     Portfolio      Portfolio       Portfolio
                                 ------------- ------------- --------------- ---------------
(In Thousands)
Outstanding at January 1, 2000..     20,924       12,438          5,122           7,840
Activity during 2001:
  Issued........................     25,896        3,260         19,069           7,769
  Redeemed......................    (26,924)      (2,978)        (7,195)         (6,126)
                                    -------       ------         ------          ------
Outstanding at December 31, 2001     19,896       12,720         16,996           9,483
                                    =======       ======         ======          ======


T. Rowe Price Lehman Brothers   Morgan                            State Street
  Large Cap      Aggregate     Stanley    Russell   Putnam Large Research Aurora   MetLife Mid     Janus
   Growth       Bond Index    EAFE Index 2000 Index  Cap Growth  Small Cap Value Cap Stock Index  Growth
  Portfolio      Portfolio    Portfolio  Portfolio   Portfolio      Portfolio       Portfolio    Portfolio
------------- --------------- ---------- ---------- ------------ --------------- --------------- ---------
   12,984         11,437         8,353      9,545       2,596         4,165           5,604           --
    5,100         13,647        12,943      4,257       5,176        17,050           6,238        1,422
   (5,396)        (6,913)       (9,821)    (3,687)     (2,120)       (6,363)         (3,505)        (342)
   ------         ------        ------     ------      ------        ------          ------        -----
   12,688         18,171        11,475     10,115       5,652        14,852           8,337        1,080
   ======         ======        ======     ======      ======        ======          ======        =====

                                     Franklin
                                    Templeton         Davis     Loomis Sayles MFS Investors
                                 Small Cap Growth Venture Value   Small Cap       Trust
                                    Portfolio       Portfolio     Portfolio     Portfolio
                                 ---------------- ------------- ------------- -------------
(In Thousands)
Outstanding at January 1, 2000..         --             940          367            --
Activity during 2001:
  Issued........................        932           2,135          595           570
  Redeemed......................       (137)           (922)        (260)          (71)
                                       ----           -----         ----           ---
Outstanding at December 31, 2001        795           2,153          702           499
                                       ====           =====         ====           ===

                                                        Fidelity
               Harris     Salomon Brothers    Salomon      VIP                  Fidelity  Fidelity
MFS Research Oakmark Mid     Strategic      Brothers US   Money   Fidelity VIP     VIP       VIP
  Managers    Cap Value  Bond Opportunities Government   Market   Equity Income  Growth   Overseas
 Portfolio    Portfolio      Portfolio       Portfolio  Portfolio   Portfolio   Portfolio Portfolio
------------ ----------- ------------------ ----------- --------- ------------- --------- ---------
     --            --             --              --       1,091      3,437       4,642      1,430
    199         3,701            625           1,921      40,755        709         982     14,307
    (33)         (793)          (129)           (685)    (40,818)      (426)       (830)   (14,339)
    ---         -----           ----           -----     -------      -----       -----    -------
    166         2,908            496           1,236       1,028      3,720       4,794      1,398
    ===         =====           ====           =====     =======      =====       =====    =======

                                   Fidelity  Fidelity
                                    VIP II    VIP II    Calvert     Calvert
                                  Investment   Asset    Social   Social Mid Cap
                                  Grade Bond  Manager  Balanced      Growth
                                  Portfolio  Portfolio Portfolio   Portfolio
                                  ---------- --------- --------- --------------
 (In Thousands)
 Outstanding at January 1, 2000..     603      2,240     2,063        393
 Activity during 2001:
   Issued........................     348        275       346        155
   Redeemed......................    (129)      (307)     (280)       (91)
                                     ----      -----     -----        ---
 Outstanding at December 31, 2001     822      2,208     2,129        457
                                     ====      =====     =====        ===

5. CHANGES IN UNITS OUTSTANDING--(Concluded)


MFS Research   MFS Mid      PIMCO        PIMCO    American Funds  American Funds  American Funds
International Cap Growth Total Return Innovations     Growth     Global Small Cap Growth & Income
  Portfolio   Portfolio   Portfolio    Portfolio    Portfolio       Portfolio        Portfolio
------------- ---------- ------------ ----------- -------------- ---------------- ---------------
       --          --          --           --           --              --              --
    1,020       1,919       3,617        5,264          510             695             474
     (605)       (361)       (793)      (3,208)        (116)           (136)            (62)
    -----       -----       -----       ------         ----            ----             ---
      415       1,558       2,824        2,056          394             559             412
    =====       =====       =====       ======         ====            ====             ===

6.  UNIT VALUES

   A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for the period ended December 31, 2001 or lesser time period if applicable.

                                                                       State Street
                                     State Street     State Street       Research       State Street
                                       Research         Research          Money           Research
                                   Investment Trust      Income           Market        Diversified
                                      Portfolio        Portfolio        Portfolio        Portfolio
                                   ---------------- ---------------- ---------------- ----------------
2001
Units (In Thousands)..............           59,681           19,377              627           70,653
Unit Value........................ $30.49 to $68.31 $21.93 to $42.57 $20.00 to $21.65 $26.81 to $39.79
Net Assets (In Thousands).........       $1,946,685         $446,653          $12,549       $1,956,614
Investment Income Ratio to Net
 Assets (1).......................           13.58%            7.88%            3.81%            9.92%
Expenses as a percent of Average
 Net Assets (2)...................   0.95% to 1.80%   0.95% to 1.50%   1.25% to 1.50%   0.95% to 1.80%
Total Return (3)..................             -18%         1% to 7%         2% to 3%              -7%

--------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                State Street
                                  Research         MetLife          Putnam        Loomis Sayles
Variable  Variable  Variable     Aggressive         Stock        International     High Yield          Janus
    B         C         D          Growth           Index            Stock            Bond            Mid Cap
Portfolio Portfolio Portfolio    Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
--------- --------- --------- ---------------- ---------------- ---------------- ---------------- ----------------
     500        21        --            32,803           86,714           14,761            5,561           55,394
 $142.17   $142.17   $165.93  $25.42 to $39.05 $32.93 to $38.60 $10.69 to $13.28 $10.65 to $10.80 $15.19 to $16.14
 $58,101    $2,268       $32          $867,274       $2,999,640         $190,565          $59,096         $882,658
  13.69%    13.28%    13.57%            25.00%            1.20%            3.64%           13.56%            0.00%
      1%        0%        0%    0.95% to 1.50%   0.95% to 1.80%   0.95% to 2.05%   0.95% to 1.25%   0.95% to 2.05%
    -18%      -18%      -17%       -24% to 25%             -13%       -21% to 0%       -2% to -3%       -38% to 2%


                                                 T. Rowe Price                                        Neuberger
                                                   Small Cap         Scudder      Harris Oakmark   Berman Partners
                                                    Growth        Global Equity   Large Cap Value   Mid Cap Value
                                                   Portfolio        Portfolio        Portfolio        Portfolio
                                                ---------------- ---------------- ---------------- ----------------
2001
Units (In Thousands)...........................           19,896           12,720           16,996            9,483
Unit Value..................................... $12.25 to $12.43 $11.97 to $12.55 $11.26 to $11.70 $14.76 to $15.34
Net Assets (In Thousands)......................         $243,648         $157,528         $197,391         $144,279
Investment Income Ratio to Net Assets (1)......            8.08%           11.56%            0.23%            2.22%
Expenses as a percent of Average Net Assets (2)   0.95% to 1.25%   0.95% to 1.80%   0.95% to 2.05%   0.95% to 2.05%
Total Return (3)...............................             -10%       -17% to 1%        3% to 17%        -3% to 3%


 T. Rowe Price   Lehman Brothers      Morgan                                      State Street
   Large Cap        Aggregate        Stanley         Russell       Putnam Large  Research Aurora    MetLife Mid        Janus
    Growth         Bond Index       EAFE Index      2000 Index      Cap Growth   Small Cap Value  Cap Stock Index     Growth
   Portfolio        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
---------------- ---------------- -------------- ---------------- -------------- ---------------- ---------------- --------------
          12,688           18,171         11,475           10,115          5,652           14,852            8,337          1,080
$11.29 to $11.73 $11.26 to $11.62 $8.44 to $8.77 $11.82 to $12.19 $4.95 to $4.97 $13.84 to $14.09 $10.36 to $10.41 $7.71 to $7.77
        $147,642         $209,359        $99,731         $122,162        $27,966         $208,402          $86,537         $8,379
           0.08%            1.57%          0.34%            0.27%          0.00%            0.49%            0.50%          0.00%
  0.95% to 2.05%   0.95% to 1.80% 0.95% to 2.05%   0.95% to 1.80% 0.95% to 1.25%   0.95% to 2.05%   0.95% to 1.25% 0.95% to 2.05%
      -11% to 1%         1% to 6%     -23% to 1%         0% to 3%   -31% to -32%        3% to 15%              -2%     -22% to 2%


                                                    Franklin
                                                   Templeton                       Loomis Sayles   MFS Investors
                                                Small Cap Growth  Davis Venture      Small Cap         Trust
                                                   Portfolio     Value Portfolio     Portfolio       Portfolio
                                                ---------------- ---------------- ---------------- --------------
2001
Units (In Thousands)...........................             795             2,153              702            499
Unit Value.....................................  $8.80 to $8.82  $25.24 to $27.60 $21.38 to $23.52 $8.15 to $8.42
Net Assets (In Thousands)......................          $6,999           $58,354          $16,060         $4,167
Investment Income Ratio to Net Assets (1)......           0.00%             9.18%            7.45%          0.00%
Expenses as a percent of Average Net Assets (2)  0.95% to 1.35%    0.95% to 2.05%   0.95% to 2.05% 0.95% to 2.05%
Total Return (3)...............................       12% to 0%        -12% to 2%        -9% to 2%     -11% to 1%


                                 Salomon Brothers      Salomon      Fidelity VIP
 MFS Research   Harris Oakmark      Strategic       Brothers U.S.      Money     Fidelity VIP  Fidelity VIP Fidelity VIP
   Managers     Mid Cap Value   Bond Opportunities   Government        Market    Equity Income    Growth      Overseas
  Portfolio       Portfolio         Portfolio         Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
-------------- ---------------- ------------------ ---------------- ------------ ------------- ------------ ------------
           166            2,908               496             1,236     1,028         3,720         4,794       1,398
$8.83 to $8.90 $24.84 to $27.50  $15.16 to $16.56  $15.07 to $15.40    $15.06        $35.86        $39.65      $17.54
        $1,464          $78,020            $8,046           $18,523   $15,237      $133,430      $190,040     $24,642
         0.00%            0.00%             0.00%             0.00%     3.27%         6.22%         7.04%      15.44%
0.95% to 1.25%   0.95% to 2.05%    0.95% to 2.05%    0.95% to 1.25%     0.95%         0.95%         0.95%       0.95%
    -11% to 1%        3% to 12%          1% to 3%          2% to 6%        3%           -6%          -18%        -22%


                                                Fidelity VIP II Fidelity VIP II     Calvert         Calvert
                                                  Investment         Asset          Social       Social Mid Cap
                                                  Grade Bond        Manager        Balanced          Growth
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                --------------- --------------- ---------------- --------------
2001
Units (In Thousands)...........................         822           2,208                2,129        457
Unit Value.....................................      $19.54          $23.75     $23.01 to $24.80     $26.95
Net Assets (In Thousands)......................     $16,070         $52,473              $51,803    $12,327
Investment Income Ratio to Net Assets (1)......       4.60%           5.66%                5.60%      6.52%
Expenses as a percent of Average Net Assets (2)       0.95%           0.95%       0.95% to 1.25%      0.95%
Total Return (3)...............................          7%             -5%                  -8%       -13%


MFS Research      MFS Mid          PIMCO           PIMCO       American Funds    American Funds  American Funds
International    Cap Growth     Total Return    Innovations        Growth       Global Small Cap Growth & Income
  Portfolio      Portfolio       Portfolio       Portfolio       Portfolio         Portfolio        Portfolio
-------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
           415          1,558            2,824          2,056               394              559              412
$8.38 to $8.75 $8.23 to $8.44 $10.38 to $10.57 $7.44 to $7.46 $99.46 to $124.56 $13.16 to $13.78 $83.86 to $92.64
        $3,612        $13,133          $29,787        $15,297           $46,547           $7,623          $36,218
         0.21%          0.00%            2.49%          0.00%             4.53%            0.81%            1.47%
0.95% to 1.35% 0.95% to 1.80%   0.95% to 2.05% 0.95% to 1.25%    0.95% to 2.05%   0.95% to 2.05%   0.95% to 1.35%
     13% to 2%     -16% to 2%         0% to 6%   -26% to -25%        -15% to 0%         9% to 2%        -3% to 0%

                  NOTES TO FINANCIAL STATEMENTS--(Concluded)



7. CHANGE OF FUND NAME

   Effective January 24, 2000, Putnam became the sub-investment manager of the Putnam International Stock Portfolio (formerly Santander International Stock Portfolio) of the Metropolitan Series Fund, Inc. Effective May 1, 2001, State Street Research Growth changed its name to State Street Research Investment Trust.

8. NEW DIVISION

   On August 3, 2001, the Separate Account offered a new contract, Preference Plus Select. On December 6, 2001, the Separate Account offered a new contract, MetLife Asset Builder.

                         Independent Auditors' Report

The Board of Directors and Shareholder of
Metropolitan Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
February 12, 2002

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2001 AND 2000
                             (Dollars in millions)

                                                                                           2001     2000
                                                                                         -------- --------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value.................................... $110,601 $112,445
  Equity securities, at fair value......................................................    3,027    2,193
  Mortgage loans on real estate.........................................................   24,626   21,951
  Real estate and real estate joint ventures............................................    4,925    5,504
  Policy loans..........................................................................    7,894    8,158
  Other limited partnership interests...................................................    1,637    1,652
  Short-term investments................................................................    1,168      930
  Other invested assets.................................................................    3,013    2,898
                                                                                         -------- --------
   Total investments....................................................................  156,891  155,731
Cash and cash equivalents...............................................................    3,932    3,419
Accrued investment income...............................................................    1,981    2,040
Premiums and other receivables..........................................................    7,005    7,962
Deferred policy acquisition costs.......................................................   10,471   10,497
Other assets............................................................................    4,750    3,823
Separate account assets.................................................................   62,714   70,250
                                                                                         -------- --------
   Total assets......................................................................... $247,744 $253,722
                                                                                         ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits................................................................ $ 83,493 $ 81,966
  Policyholder account balances.........................................................   54,764   54,095
  Other policyholder funds..............................................................    5,880    5,029
  Policyholder dividends payable........................................................    1,042    1,082
  Policyholder dividend obligation......................................................      708      385
  Short-term debt.......................................................................      345    1,085
  Long-term debt........................................................................    2,380    3,406
  Current income taxes payable..........................................................      162      127
  Deferred income taxes payable.........................................................    1,893      742
  Payables under securities loaned transactions.........................................   12,662   12,301
  Other liabilities.....................................................................    6,981    7,120
  Separate account liabilities..........................................................   62,714   70,250
                                                                                         -------- --------
   Total liabilities....................................................................  233,024  237,588
                                                                                         -------- --------
Commitments and contingencies (Note 11)
Company-obligated mandatorily redeemable securities of subsidiary trusts................      276      118
                                                                                         -------- --------
Stockholder's Equity:
  Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664
   shares issued and outstanding at December 31, 2001 and 2000..........................        5        5
  Additional paid-in capital............................................................   12,825   14,549
  Retained earnings.....................................................................       --      407
  Accumulated other comprehensive income................................................    1,614    1,055
                                                                                         -------- --------
   Total stockholder's equity...........................................................   14,444   16,016
                                                                                         -------- --------
   Total liabilities and stockholder's equity........................................... $247,744 $253,722
                                                                                         ======== ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME FOR THE YEARS ENDED DECEMBER 31, 2001, 2000
                                    AND 1999
                             (Dollars in millions)

                                                                                           2001    2000     1999
                                                                                          ------- -------  -------
REVENUES
Premiums................................................................................. $17,023 $16,263  $12,088
Universal life and investment-type product policy fees...................................   1,874   1,820    1,433
Net investment income....................................................................  11,791  11,773    9,816
Other revenues...........................................................................   1,532   2,259    1,861
Net investment gains (losses) (net of amounts allocable to other accounts of $(33), $(54)
  and $(67), respectively)...............................................................     927    (418)     (70)
                                                                                          ------- -------  -------
   Total revenues........................................................................  33,147  31,697   25,128
                                                                                          ------- -------  -------
EXPENSES
Policyholder benefits and claims (excludes amounts directly related to net investment
  gains and losses of $(54), $41 and $(21), respectively)................................  18,265  16,935   13,100
Interest credited to policyholder account balances.......................................   3,035   2,935    2,441
Policyholder dividends...................................................................   2,060   1,913    1,690
Payments to former Canadian policyholders................................................      --     327       --
Demutualization costs....................................................................      --     230      260
Other expenses (excludes amounts directly related to net investment gains and losses of
  $21, $(95) and $(46), respectively)....................................................   7,464   7,931    6,462
                                                                                          ------- -------  -------
   Total expenses........................................................................  30,824  30,271   23,953
                                                                                          ------- -------  -------
Income before provision for income taxes.................................................   2,323   1,426    1,175
Provision for income taxes...............................................................     836     477      558
                                                                                          ------- -------  -------
Net income............................................................................... $ 1,487 $   949  $   617
                                                                                          ======= =======  =======
Net income after April 7, 2000 (date of demutualization) (Note 1)........................         $ 1,169
                                                                                                  =======


         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (Dollars in millions)

                                                                                Accumulated Other Comprehensive
                                                                                         Income (Loss)
                                                                               --------------------------------
                                                                                  Net
                                                                               Unrealized   Foreign    Minimum
                                                          Additional           Investment  Currency    Pension
                                                   Common  Paid-in   Retained    Gains    Translation Liability
                                                   Stock   Capital   Earnings   (Losses)  Adjustment  Adjustment  Total
                                                   ------ ---------- --------  ---------- ----------- ---------- -------
Balance at January 1, 1999........................  $--    $    --   $ 13,483   $ 1,540      $(144)      $(12)   $14,867
Comprehensive loss:...............................
  Net income......................................                        617                                        617
  Other comprehensive loss:
   Unrealized investment losses, net of related
    offsets, reclassification adjustments and
    income taxes..................................                               (1,837)                          (1,837)
   Foreign currency translation adjustments.......                                              50                    50
   Minimum pension liability adjustment...........                                                         (7)        (7)
                                                                                                                 -------
   Other comprehensive loss.......................                                                                (1,794)
                                                                                                                 -------
  Comprehensive loss..............................                                                                (1,177)
                                                    ---    -------   --------   -------      -----       ----    -------
Balance at December 31, 1999......................   --         --     14,100      (297)       (94)       (19)    13,690
Policy credits and cash payments to eligible
 policyholders....................................                     (2,958)                                    (2,958)
Common stock issued in demutualization............    5     10,917    (10,922)                                        --
Capital contribution from Parent..................           3,632                                                 3,632
Dividends on common stock.........................                       (762)                                      (762)
Comprehensive income:
  Net loss before date of demutualization.........                       (220)                                      (220)
  Net income after date of demutualization........                      1,169                                      1,169
  Other comprehensive income:
   Unrealized investment gains, net of related
    offsets, reclassification adjustments and
    income taxes..................................                                1,480                            1,480
   Foreign currency translation adjustments.......                                              (6)                   (6)
   Minimum pension liability adjustment...........                                                         (9)        (9)
                                                                                                                 -------
   Other comprehensive income.....................                                                                 1,465
                                                                                                                 -------
  Comprehensive income............................                                                                 2,414
                                                    ---    -------   --------   -------      -----       ----    -------
Balance at December 31, 2000......................    5     14,549        407     1,183       (100)       (28)    16,016
Sale of subsidiary to Holding Company.............              96                 (109)        19                     6
Issuance of warrants - by subsidiary..............              40                                                    40
Dividends on common stock.........................          (1,860)    (1,894)                                    (3,754)
Comprehensive income:
  Net income......................................                      1,487                                      1,487
  Other comprehensive income:
   Cumulative effect of change in accounting for
    derivatives, net of income taxes and
    reclassification adjustment...................                                   22                               22
   Unrealized gains on derivative instruments,
    net of income taxes...........................                                   24                               24
   Unrealized investment gains, net of related
    offsets, reclassification adjustments and
    income taxes..................................                                  679                              679
   Foreign currency translation adjustments.......                                             (58)                  (58)
   Minimum pension liability adjustment...........                                                        (18)       (18)
                                                                                                                 -------
   Other comprehensive income.....................                                                                   649
                                                                                                                 -------
  Comprehensive income............................                                                                 2,136
                                                    ---    -------   --------   -------      -----       ----    -------
Balance at December 31, 2001......................  $ 5    $12,825   $     --   $ 1,799      $(139)      $(46)   $14,444
                                                    ===    =======   ========   =======      =====       ====    =======

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 CONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2001,
                                 2000 AND 1999
                             (Dollars in millions)

                                                                                     2001      2000      1999
                                                                                   --------  --------  --------
Cash flows from operating activities
Net income........................................................................ $  1,487  $    949  $    617
 Adjustments to reconcile net income to net cash provided by operating activities:
   Depreciation and amortization expenses.........................................      (40)      (88)      173
   Losses from sales of investments and businesses, net...........................     (894)      472       137
   Interest credited to other policyholder account balances.......................    3,035     2,935     2,441
   Universal life and investment-type product policy fees.........................   (1,874)   (1,820)   (1,433)
   Change in premiums and other receivables.......................................      (14)     (164)     (619)
   Change in deferred policy acquisition costs, net...............................     (553)     (519)     (389)
   Change in insurance-related liabilities........................................    3,429     2,590     2,243
   Change in income taxes payable.................................................      871       246        22
   Change in other liabilities....................................................      (57)   (2,193)      874
   Other, net.....................................................................   (1,147)   (1,166)     (183)
                                                                                   --------  --------  --------
Net cash provided by operating activities.........................................    4,243     1,242     3,883
                                                                                   --------  --------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities...............................................................   51,101    57,326    73,120
   Equity securities..............................................................    2,107       899       760
   Mortgage loans on real estate..................................................    1,910     2,163     1,992
   Real estate and real estate joint ventures.....................................    1,090       655     1,062
   Other limited partnership interests............................................      463       422       469
 Purchases of:
   Fixed maturities...............................................................  (51,678)  (63,779)  (72,253)
   Equity securities..............................................................   (3,050)     (863)     (410)
   Mortgage loans on real estate..................................................   (3,412)   (2,836)   (4,395)
   Real estate and real estate joint ventures.....................................     (592)     (407)     (341)
   Other limited partnership interests............................................     (497)     (660)     (465)
 Net change in short-term investments.............................................     (303)    2,382    (1,577)
 Purchase of businesses, net of cash received.....................................       --      (416)   (2,972)
 Proceeds from sales of businesses................................................      921       877        --
 Net change in payable under securities loaned transactions.......................      361     5,840     2,692
 Other, net.......................................................................     (547)     (925)      (71)
                                                                                   --------  --------  --------
Net cash (used in) provided by investing activities............................... $ (2,126) $    678  $ (2,389)
                                                                                   --------  --------  --------

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

             FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (Dollars in millions)

                                                                                     2001      2000      1999
                                                                                   --------  --------  --------
Cash flows from financing activities
 Policyholder account balances:
   Deposits....................................................................... $ 29,012  $ 28,620  $ 18,428
   Withdrawals....................................................................  (25,299)  (28,235)  (20,650)
 Net change in short-term debt....................................................     (740)   (3,095)      608
 Long-term debt issued............................................................      353     1,224        42
 Long-term debt repaid............................................................   (1,379)     (124)     (434)
 Capital contribution from Parent.................................................        6     3,632
 Net proceeds from issuance of company-obligated mandatorily redeemable securities
   of subsidiary trust............................................................      197        --        --
 Cash payments to eligible policyholders..........................................       --    (2,550)       --
 Dividends on common stock........................................................   (3,754)     (762)       --
                                                                                   --------  --------  --------
Net cash used in financing activities.............................................   (1,604)   (1,290)   (2,006)
                                                                                   --------  --------  --------
Change in cash and cash equivalents...............................................      513       630      (512)
Cash and cash equivalents, beginning of year......................................    3,419     2,789     3,301
                                                                                   --------  --------  --------
Cash and cash equivalents, end of year............................................ $  3,932  $  3,419  $  2,789
                                                                                   ========  ========  ========
Supplemental disclosures of cash flow information:
 Cash paid during the year for:
   Interest....................................................................... $    336  $    448  $    388
                                                                                   ========  ========  ========
   Income taxes................................................................... $    453  $    256  $    587
                                                                                   ========  ========  ========
 Non-cash transactions during the year:
   Policy credits to eligible policyholders....................................... $     --  $    408  $     --
                                                                                   ========  ========  ========
   Business acquisitions--assets.................................................. $     --  $ 22,936  $  5,328
                                                                                   ========  ========  ========
   Business acquisitions--liabilities............................................. $     --  $ 22,437  $  1,860
                                                                                   ========  ========  ========
   Business dispositions--assets.................................................. $  6,162  $  1,184  $     --
                                                                                   ========  ========  ========
   Business dispositions--liabilities............................................. $  5,263  $  1,014  $     --
                                                                                   ========  ========  ========
   Real estate acquired in satisfaction of debt................................... $     11  $     22  $     37
                                                                                   ========  ========  ========
   Mortgage note on sale of real estate........................................... $  1,530  $     --  $     --
                                                                                   ========  ========  ========


         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

  Business

   Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and financial services to a broad section of individual and institutional customers. The Company offers life insurance, annuities and mutual funds to individuals and group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. ("MetLife" or the "Holding Company").

  Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

   The accompanying consolidated financial statements include the accounts of Metropolitan Life and its subsidiaries, partnerships and joint ventures in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Closed block assets, liabilities, revenues and expenses are combined on a line by line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. Intercompany accounts and transactions have been eliminated. Metropolitan Insurance and Annuity Company ("MIAC"), which was sold to MetLife in 2001 is included in the accompanying consolidated financial statements until the date of sale. See note 12 "Acquisitions and Dispositions".

   The Company uses the equity method to account for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

   Minority interest related to consolidated entities included in other liabilities was $442 million and $409 million at December 31, 2001 and 2000, respectively.

   Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

  Summary of Critical Accounting Policies

   The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The critical accounting policies and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

  Investments

   The Company's principal investments are in fixed maturities, mortgage loans, and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivatives

   The Company enters into freestanding derivative transactions to manage the risk associated with variability in cash flows related to the Company's financial assets and liabilities or to changing fair values. The Company also purchases investment securities and issues certain insurance policies with embedded derivatives. The associated financial statement risk is the volatility in net income, which can result from (i) changes in fair value of derivatives that are not designated as hedges, and (ii) ineffectiveness of designated hedges in an environment of changing interest rates or fair values. In addition, accounting for derivatives is complex, as evidenced by significant interpretations of the primary accounting standards which continue to evolve, as well as the significant judgements and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances; however, the use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs

   The Company incurs significant costs in connection with acquiring new insurance business. These costs, which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business (and additional charges to the policyholders) and certain economic variables, such as inflation. These factors enter into management's estimates of gross margins and profits which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred.

  Future Policy Benefits

   The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

   The Company establishes liabilities for unpaid claims and claims expenses for property and casualty insurance. Pricing of this insurance takes into account the expected frequency and severity of losses, the costs of providing coverage, competitive factors, characteristics of the property covered and the insured, and profit considerations. Liabilities for property and casualty insurance are dependent on estimates of amounts payable for claims reported but not settled and claims incurred but not reported. These estimates are influenced by historical experience and actuarial assumptions of current developments, anticipated trends and risk management strategies.

  Reinsurance

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose it to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Litigation

   The Company is a party to a number of legal actions. Given the inherent unpredictability of litigation, it is difficult to estimate the impact of litigation on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty around numerous variables used to determine amounts recorded. It is possible that an adverse outcome in certain cases could have an adverse effect upon the Company's operating results or cash flows in particular quarterly or annual periods. See Note 11 "Commitments and Contingencies".

  General Accounting Policies

  Investments

   The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

   Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

   Real estate, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs.

   Policy loans are stated at unpaid principal balances.

   Short-term investments are stated at amortized cost, which approximates fair value.

   Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by geographic area. The Company regularly reviews residual values and writes down residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets equal to the net statutory reserves are withheld and legally owned by the ceding company. Interest accrues to these funds withheld at rates defined by the treaty terms.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Structured Investment Transactions

   The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return of the investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar type instruments.

   The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on the beneficial interests is recognized using the prospective method in accordance with Emerging Issues Task Force ("EITF") Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments. The SPEs used to securitize assets are not consolidated by the Company because unrelated third parties hold controlling interests through ownership of equity in the SPEs, representing at least three percent of the value of the total assets of the SPE throughout the life of the SPE, and such equity class has the substantive risks and rewards of the residual interest of the SPE.

   The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because unrelated third parties hold controlling interests through ownership of equity in the SPEs, representing at least three percent of the value of the total assets of the SPE throughout the life of the SPE, and such equity class has the substantive risks and rewards of the residual interest of the SPE. The beneficial interests in SPEs where the Company exercises significant influence over the operating and financial policies of the SPE are accounted for in accordance with the equity method of accounting. Impairments of these beneficial interests are included in investment gains and losses. The beneficial interests in SPEs where the Company does not exercise significant influence are accounted for based on the substance of the beneficial interest's rights and obligations. Beneficial interests are accounted for and are included in fixed maturities. These beneficial interests are generally structured notes, as defined by EITF Issue No. 96-12, Recognition of Interest Income and Balance Sheet Classification of Structured Notes, and their income is recognized using the retrospective interest method or the level yield method, as appropriate.

  Derivative Instruments

   The Company uses derivative instruments to manage risk through one of four principal risk management strategies: the hedging of liabilities, invested assets, portfolios of assets or liabilities and anticipated transactions. Additionally, Metropolitan Life enters into income generation and replication derivative transactions as permitted by its derivatives use plan that was approved by the Department. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit and foreign currency swaps, foreign exchange contracts, and options, including caps and floors.

   On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are reported in net investment gains or losses.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur,
(v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

   The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments, (ii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, (iii) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies, and (iv) other instruments to hedge the cash flows of various other anticipated transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

   The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments, (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments, and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the consolidated balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

   The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

   The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions ("RSATs"), are a combination of a derivative and a cash security to synthetically create a third replicated security. These derivatives are not designated as hedges. As of December 31, 2001, 15 such RSATs, with notional amounts totaling $205 million, have been created through the combination of a credit default swap and a U.S. Treasury security. The Company records the premiums received on the credit default swaps in investment income over the life of the contract and changes in fair value are recorded in net investment gains and losses.

   The Company enters into written covered call options and net written covered collars to generate additional investment income on the underlying assets it holds. These derivatives are not designated as hedges. The Company records the premiums received as net investment income over the life of the contract and changes in fair value of such options and collars as net investment gains and losses.

  Cash and Cash Equivalents

   The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from ten to 40 years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $1,349 million and $1,287 million at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $94 million, $89 million and $106 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $165 million and $86 million at December 31, 2001 and 2000, respectively. Related amortization expenses was $106 million, $45 million and $5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

  Deferred Policy Acquisition Costs

   The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

   Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

   Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

   Deferred policy acquisition costs for property and casualty insurance contracts, which are primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

   Value of business acquired, included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

   Information regarding deferred policy acquisition costs is as follows:

                                                 Years Ended December 31,
                                                -------------------------
                                                 2001     2000     1999
                                                -------  -------  -------
                                                  (Dollars in millions)
     Balance at January 1...................... $10,497  $ 9,070  $ 7,028
     Capitalization of policy acquisition costs   2,018    1,805    1,160
     Value of business acquired................      --    1,681      156
                                                -------  -------  -------
            Total..............................  12,515   12,556    8,344
                                                -------  -------  -------
     Amortization allocated to:
        Net investment losses..................      21      (95)     (46)
        Unrealized investment losses...........     128      596   (1,628)
        Other expenses.........................   1,434    1,472      930
                                                -------  -------  -------
            Total amortization.................   1,583    1,973     (744)
                                                -------  -------  -------
     Dispositions and other....................    (461)     (86)     (18)
                                                -------  -------  -------
     Balance at December 31.................... $10,471  $10,497  $ 9,070
                                                =======  =======  =======

   Amortization of deferred policy acquisition costs is allocated to (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized, and
(iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

   Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Goodwill

   The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill has been amortized on a straight-line basis over a period ranging from ten to 30 years through December 31, 2001. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments through 2001 were recognized in operating results when permanent diminution in value was deemed to have occurred.

                                                  Years ended December 31,
                                                  -----------------------
                                                   2001       2000   1999
                                                   -----      -----  ----
                                                   (Dollars in millions)
Net Balance at January 1......................... $ 703      $ 611   $404
Acquisitions.....................................    20        286    237
Amortization.....................................   (47)       (69)   (30)
Dispositions.....................................  (101)      (125)    --
                                                   -----      -----  ----
Net Balance at December 31....................... $ 575      $ 703   $611
                                                   =====      =====  ====

                                                       December 31,
                                                   ---------------------
                                                      2001        2000
                                                      ----        ----
                                                   (Dollars in millions)
Accumulated Amortization.........................     $108         $81
                                                      ====         ===

   See "--Application of Accounting Pronouncements" below regarding changes in amortization and impairment testing effective January 1, 2002.

  Future Policy Benefits and Policyholder Account Balances

   Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 2% to 11%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

   Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 11%. Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 11%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 11%.

   Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 17%, less expenses, mortality charges, and withdrawals.

   The liability for unpaid claims and claim expenses for property and casualty insurance represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. Revisions of these estimates are included in operations in the year such refinements are made.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

   Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term. Unearned premiums are included in other liabilities.

  Policyholder Dividends

   Policyholder dividends are approved annually by the boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Participating Business

   Participating business represented approximately 18% and 22% of the Company's life insurance in-force, and 82% and 81% of the number of life insurance policies in-force, at December 31, 2001 and 2000, respectively. Participating policies represented approximately 44% and 46%, 47% and 50%, and 50% and 54% of gross and net life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

  Income Taxes

   Metropolitan Life, the Holding Company and includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated based upon a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies. Metropolitan Life has not been subject to the equity tax since the date of demutualization. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

  Reinsurance

   The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

  Stock Based Compensation

   The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25") and has included in the notes to consolidated financial statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, Accounting for Stock-Based Compensation ("SFAS 123") in Note 17.

  Foreign Currency Translation

   Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings.

  Demutualization

   On April 7, 2000 (the "date of demutualization"), Metropolitan Life converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life's plan of reorganization, as amended (the "plan").

   On the date of demutualization, policyholders' membership interests in Metropolitan Life were extinguished and eligible policyholders received, in exchange for their interests, trust interests representing 494,466,664 shares of common stock of MetLife to be held in a trust, cash payments aggregating $2,550 million and adjustments to their policy values in the form of policy credits aggregating $408 million, as provided in the plan. In addition, Metropolitan Life's Canadian branch made cash payments of $327 million in the second quarter of 2000 to holders of certain policies transferred to Clarica Life Insurance Company in connection with the sale of a substantial portion of Metropolitan Life's Canadian operations in 1998, as a result of a commitment made in connection with obtaining Canadian regulatory approval of that sale.

  Application of Accounting Pronouncements

   Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, resulted in a $33 million increase in other comprehensive income, net of income taxes of $18 million, and had no material impact on net income.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

The increase to other comprehensive income is attributable to net gains on cash flow-type hedges at transition. Also at transition, the amortized cost of fixed income securities decreased and other invested assets increased by $22 million, representing the fair value of certain interest rate swaps that were accounted for prior to SFAS 133 using fair value-type settlement accounting. During the year ended December 31, 2001, $18 million of the pre-tax gain reported in accumulated other comprehensive income at transition was reclassified into net investment income. The Financial Accounting Standards Board ("FASB") continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

   Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

   Effective April 1, 2001, the Company adopted EITF 99-20. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

   In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $48 million, $101 million and $65 million for the years ended December 31, 2001, 2000 and 1999, respectively. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing an estimate of the impact of the adoption of SFAS 142, if any, on its consolidated financial statements. The Company has tentatively determined that there will be no significant reclassifications between goodwill and other intangible asset balances, and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the first step of the impairment test, the comparison of the reporting units' fair value to carrying value, by June 30, 2002 and, if necessary, will complete the second step, the estimate of goodwill impairment, by December 31, 2002.

   In July 2001, the Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

   In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

   Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

   Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

2.  September 11, 2001 Tragedies

   On September 11, 2001 a terrorist attack occurred in New York, Washington D.C. and Pennsylvania (collectively, the "tragedies") triggering a significant loss of life and property which had an adverse impact on certain of the Company's businesses. The Company has direct exposures to this event with claims arising from its Individual, Institutional, Reinsurance and Auto & Home insurance coverages, although it believes the majority of such claims have been reported or otherwise analyzed by the Company.

   As of December 31, 2001, the Company's estimate of the total insurance losses related to the tragedies is $208 million, net of income tax of $117 million. This estimate is subject to revision in subsequent periods as claims are received from insureds and claims to reinsurers are identified and processed. Any revision to the estimate of gross losses and reinsurance recoveries in subsequent periods will affect net income in such periods. Reinsurance recoveries are dependent on the continued creditworthiness of the reinsurers, which may be adversely affected by their other reinsured losses in connection with the tragedies.

   The long-term effects of the tragedies on the Company's businesses cannot be assessed at this time. The tragedies have had significant adverse effects on the general economic, market and political conditions, increasing many of the Company's business risks. In particular, the declines in share prices experienced after the reopening of the United States equity markets following the tragedies have contributed, and may continue to contribute, to a decline in separate account assets, which in turn could have an adverse effect on fees earned in the Company's businesses. In addition, the Institutional segment may receive disability claims from individuals suffering from mental and nervous disorders resulting from the tragedies. This may lead to a revision in the Company's estimated insurance losses related to the tragedies. The majority of the Company's disability policies include the provision that such claims be submitted within two years of the traumatic event.

   The Company's general account investment portfolios include investments, primarily comprised of fixed income securities, in industries that were affected by the tragedies, including airline, other travel and lodging and insurance. Exposures to these industries also exist through mortgage loans and investments in real estate. The market value of the Company's investment portfolio exposed to industries affected by the tragedies was approximately $3.0 billion at December 31, 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  Investments

  Fixed Maturities and Equity Securities

   Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                              Gross
                                                                 Cost or   Unrealized
                                                                Amortized ------------- Estimated
                                                                  Cost     Gain   Loss  Fair Value
                                                                --------- ------ ------ ----------
                                                                      (Dollars in millions)
Fixed Maturities:
 Bonds:
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies................................. $  7,875  $1,004 $   42  $  8,837
   States and political subdivisions...........................    1,486      48     10     1,524
   Foreign governments.........................................    4,206     401     41     4,566
   Corporate...................................................   45,547   1,647    996    46,198
   Mortgage- and asset-backed securities.......................   32,628     870    261    33,237
   Other.......................................................   15,104     925    553    15,476
                                                                --------  ------ ------  --------
     Total bonds...............................................  106,846   4,895  1,903   109,838
   Redeemable preferred stocks.................................      784      12     33       763
                                                                --------  ------ ------  --------
     Total fixed maturities.................................... $107,630  $4,907 $1,936  $110,601
                                                                ========  ====== ======  ========
Equity Securities:
 Common stocks................................................. $  1,938  $  655 $   75  $  2,518
 Nonredeemable preferred stocks................................      483      28      2       509
                                                                --------  ------ ------  --------
     Total equity securities................................... $  2,421  $  683 $   77  $  3,027
                                                                ========  ====== ======  ========

   Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                                              Gross
                                                                 Cost or   Unrealized
                                                                Amortized ------------- Estimated
                                                                  Cost     Gain   Loss  Fair Value
                                                                --------- ------ ------ ----------
                                                                      (Dollars in millions)
Fixed Maturities:
 Bonds:
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies................................. $  8,443  $1,188 $   16  $  9,615
   States and political subdivisions...........................    1,563      79      3     1,639
   Foreign governments.........................................    5,153     341    153     5,341
   Corporate...................................................   47,338   1,124  1,451    47,011
   Mortgage- and asset-backed securities.......................   32,996     697    165    33,528
   Other.......................................................   14,935     436    381    14,990
                                                                --------  ------ ------  --------
     Total bonds...............................................  110,428   3,865  2,169   112,124
   Redeemable preferred stocks.................................      321      --     --       321
                                                                --------  ------ ------  --------
     Total fixed maturities.................................... $110,749  $3,865 $2,169  $112,445
                                                                ========  ====== ======  ========
Equity Securities:
 Common stocks................................................. $    872  $  785 $   55  $  1,602
 Nonredeemable preferred stocks................................      577      19      5       591
                                                                --------  ------ ------  --------
     Total equity securities................................... $  1,449  $  804 $   60  $  2,193
                                                                ========  ====== ======  ========

   The Company held foreign currency derivatives with notional amounts of $1,925 million and $1,449 million to hedge the exchange rate risk associated with foreign bonds at December 31, 2001 and 2000, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $9,618 million and $9,864 million at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

   The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                   Cost or    Estimated
                                                  Amortized     Fair
                                                    Cost        Value
                                                  ---------   ---------
                                                  (Dollars in millions)
           Due in one year or less............... $  3,929    $  3,976
           Due after one year through five years.   19,500      20,147
           Due after five years through ten years   21,661      21,944
           Due after ten years...................   29,128      30,534
                                                  --------    --------
              Total..............................   74,218      76,601
           Mortgage- and asset-backed securities.   32,628      33,237
                                                  --------    --------
              Total bonds........................ $106,846    $109,838
                                                  ========    ========

   Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

   Sales of securities classified as available-for-sale were as follows:

                                        Years ended December 31,
                                        ------------------------
                                          2001    2000    1999
                                        -------  ------- -------
                                         (Dollars in millions)
                Proceeds............... $27,576  $46,205 $59,852
                Gross investment gains. $   634  $   599 $   605
                Gross investment losses $   934  $ 1,520 $   911

   Gross investment losses above exclude writedowns recorded during 2001, 2000 and 1999 for other than temporarily impaired available-for-sale securities of $278 million, $324 million and $133 million, respectively.

   Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

  Securities Lending Program

   The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $13,471 million and $11,746 million and an estimated fair value of $14,404 million and $12,289 million were on loan under the program at December 31, 2001 and 2000, respectively. The Company was liable for cash collateral under its control of $12,662 million and $12,301 million at December 31, 2001 and 2000, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  Structured Investment Transactions

   The Company securitizes high yield debt securities, investment grade bonds and structured finance securities. The Company has sponsored four securitizations with a total of approximately $1.5 billion in financial assets as of December 31, 2001. Two of these transactions included the transfer of assets totaling approximately $289 million from which

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES investment gains, recognized by the Company, were insignificant. The Company's beneficial interests in these SPEs and the related investment income were insignificant as of and for the year ended December 31, 2001.

   The Company invests in structured notes and similar type instruments which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $1.6 billion and $1.3 billion at December 31, 2001 and 2000, respectively. The related income recognized was $44 million and $62 million for the years ended December 31, 2001 and 2000, respectively.

  Assets on Deposit and Held in Trust

   The Company had investment assets on deposit with regulatory agencies with a fair market value of $835 million and $932 million at December 31, 2001 and 2000, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,218 million and $1,234 million at December 31, 2001 and 2000, respectively.

  Mortgage Loans on Real Estate

   Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                      ------------------------------
                                           2001            2000
                                      --------------  --------------
                                      Amount  Percent Amount  Percent
                                      ------- ------- ------- -------
                                           (Dollars in millions)
          Commercial mortgage loans.. $19,502    79%  $16,944    77%
          Agricultural mortgage loans   5,267    21%    4,980    22%
          Residential mortgage loans.       1     0%      110     1%
                                      -------   ---   -------   ---
             Total...................  24,770   100%   22,034   100%
                                                ===             ===
          Less: Valuation allowances.     144              83
                                      -------         -------
             Mortgage loans.......... $24,626         $21,951
                                      =======         =======

   Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 16%, 14% and 7% of the properties were located in California, New York and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

   In 2001, the Company entered into a commercial loan for $1,530 million with MIAC, a related party, in connection with MIAC's purchase of real estate from the Company.

   Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $644 million and $540 million at December 31, 2001 and 2000, respectively.

   Changes in mortgage loan valuation allowances were as follows:

                                                         Years ended
                                                         December 31,
                                                    ---------------------
                                                     2001    2000   1999
                                                    ----     ----  -----
                                                    (Dollars in millions)
         Balance at January 1...................... $ 83     $ 90  $ 173
         Additions.................................  106       38     40
         Deductions for writedowns and dispositions  (45)     (74)  (123)
         Acquisitions of affiliates................   --       29     --
                                                     ----    ----  -----
         Balance at December 31.................... $144     $ 83  $  90
                                                     ====    ====  =====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                            December 31,
                                                        ---------------------
                                                            2001       2000
                                                           ------    ----
                                                        (Dollars in millions)
   Impaired mortgage loans with valuation allowances... $  816       $592
   Impaired mortgage loans without valuation allowances    315        330
                                                           ------      ----
      Total............................................  1,131        922
   Less: Valuation allowances..........................    140         77
                                                           ------      ----
      Impaired mortgage loans.......................... $  991       $845
                                                           ======      ====

   The average investment in impaired mortgage loans on real estate was $938 million, $912 million and $1,134 million for the years ended December 31, 2001, 2000 and 1999, respectively. Interest income on impaired mortgage loans was $92 million, $76 million and $101 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The investment in restructured mortgage loans on real estate was $684 million and $784 million at December 31, 2001 and 2000, respectively. Interest income of $52 million, $62 million and $80 million was recognized on restructured loans for the years ended December 31, 2001, 2000 and 1999, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $60 million, $74 million and $92 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $43 million and $40 million at December 31, 2001 and 2000, respectively.

  Real Estate and Real Estate Joint Ventures

   Real estate and real estate joint ventures consisted of the following:

                                                                    December 31,
                                                               ---------------------
                                                                  2001       2000
                                                                 ------     ------
                                                               (Dollars in millions)
Real estate and real estate joint ventures held-for-investment $5,088      $5,495
Impairments...................................................   (244)       (272)
                                                                 ------     ------
   Total......................................................  4,844       5,223
                                                                 ------     ------
Real estate and real estate joint ventures held-for-sale......    204         417
Impairments...................................................    (88)        (97)
Valuation allowance...........................................    (35)        (39)
                                                                 ------     ------
   Total......................................................     81         281
                                                                 ------     ------
       Real estate and real estate joint ventures............. $4,925      $5,504
                                                                 ======     ======

   Accumulated depreciation on real estate was $1,882 million and $2,337 million at December 31, 2001 and 2000, respectively. Related depreciation expense was $217 million, $224 million and $247 million for the years ended December 31, 2001, 2000 and 1999, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Real estate and real estate joint ventures were categorized as follows:

                                                           December 31,
                                                   ----------------------------
                                                        2001           2000
                                                   -------------  -------------
                                                   Amount Percent Amount Percent
                                                   ------ ------- ------ -------
                                                       (Dollars in millions)
Office.........................................    $3,079    63%  $3,635    66%
Retail.........................................       779    16%     586    10%
Apartments.....................................       495    10%     558    10%
Land...........................................       184     4%     202     4%
Agriculture....................................        14     0%      84     2%
Other..........................................       374     7%     439     8%
                                                   ------   ---   ------   ---
   Total.......................................    $4,925   100%  $5,504   100%
                                                   ======   ===   ======   ===

   The Company's real estate holdings are primarily located throughout the United States. At December 31, 2001, approximately 27%, 15% and 13% of the Company's real estate holdings were located in California, New York and Texas, respectively.

   Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                               Years ended
                                                              December 31,
                                                          --------------------
                                                           2001    2000  1999
                                                          ----     ----  ----
                                                          (Dollars in millions)
Balance at January 1...................................   $ 39     $ 34  $ 33
Additions charged to operations........................     16       17    36
Deductions for writedowns and dispositions.............    (20)     (12)  (35)
                                                           ----    ----  ----
Balance at December 31.................................   $ 35     $ 39  $ 34
                                                           ====    ====  ====

   Investment income related to impaired real estate and real estate joint ventures held-for-investment was $57 million, $45 million and $61 million for the years ended December 31, 2001, 2000 and 1999, respectively. Investment (expense) income related to impaired real estate and real estate joint ventures held-for-sale was $(4) million, $18 million and $14 million for the years ended December 31, 2001, 2000 and 1999, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $9 million and $15 million at December 31, 2001 and 2000, respectively.

   The Company owned real estate acquired in satisfaction of debt of $49 million and $66 million at December 31, 2001 and 2000, respectively.

  Leveraged Leases

   Leveraged leases, included in other invested assets, consisted of the following:

                                                               December 31,
                                                           --------------------
                                                             2001       2000
                                                            ------     ------
                                                           (Dollars in millions)
Investment.............................................    $1,070     $1,002
Estimated residual values..............................       505        546
                                                            ------     ------
   Total...............................................     1,575      1,548
Unearned income........................................      (404)      (384)
                                                            ------     ------
   Leveraged leases....................................    $1,171     $1,164
                                                            ======     ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from two to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred tax provision related to leveraged leases is $1,077 million and $1,040 million at December 31, 2001 and 2000, respectively.

  Net Investment Income

   The components of net investment income were as follows:

                                                    Years ended December 31,
                                                    ------------------------
                                                      2001    2000    1999
                                                    -------  ------- -------
                                                     (Dollars in millions)
   Fixed maturities................................ $ 8,462  $ 8,529 $ 7,171
   Equity securities...............................      48       41      40
   Mortgage loans on real estate...................   1,838    1,693   1,484
   Real estate and real estate joint ventures......   1,332    1,407   1,426
   Policy loans....................................     527      515     340
   Other limited partnership interests.............      48      142     199
   Cash, cash equivalents and short-term investment     264      271     173
   Other...........................................     268      192      91
                                                    -------  ------- -------
      Total........................................  12,787   12,790  10,924
   Less: Investment expenses.......................     996    1,017   1,108
                                                    -------  ------- -------
      Net investment income........................ $11,791  $11,773 $ 9,816
                                                    =======  ======= =======

  Net Investment Gains (Losses)

   Net investment gains (losses), including changes in valuation allowances, were as follows:

                                                  Years ended December 31,
                                                  -----------------------
                                                   2001     2000    1999
                                                  ------   -------  -----
                                                   (Dollars in millions)
       Fixed maturities.......................... $ (644)  $(1,437) $(538)
       Equity securities.........................     66       192     99
       Mortgage loans on real estate.............    (91)      (18)    28
       Real estate and real estate joint ventures  1,626       101    265
       Other limited partnership interests.......   (161)       (7)    33
       Sales of businesses.......................     25       632     --
       Other.....................................     73        65    (24)
                                                  ------   -------  -----
          Total..................................    894      (472)  (137)
       Amounts allocable to:
          Deferred policy acquisition costs......    (21)       95     46
          Participating contracts................   (105)     (126)    21
          Policyholder dividend obligation.......    159        85     --
                                                  ------   -------  -----
              Net realized investment losses..... $  927   $  (418) $ (70)
                                                  ======   =======  =====

   Investment gains and losses have been reduced by (i) deferred policy acquisition amortization to the extent that such amortization results from investment gains and losses, (ii) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholder's accounts, and (iii) adjustments to the policyholder dividend obligation resulting from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

   Real estate and real estate joint ventures net investment gains for 2001 include $1,630 million related to the sale of real estate to MIAC.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Net Unrealized Investment Gains (Losses)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                        Years ended December 31,
                                                       -------------------------
                                                        2001     2000     1999
                                                       -------  -------  -------
                                                         (Dollars in millions)
Fixed maturities...................................... $ 2,971  $ 1,696  $(1,828)
Equity securities.....................................     606      744      875
Derivatives...........................................      71       --       --
Other invested assets.................................      58       58      153
                                                       -------  -------  -------
   Total..............................................   3,706    2,498     (800)
                                                       -------  -------  -------
Amounts allocable to:
   Future policy benefit loss recognition.............     (30)    (284)    (249)
   Deferred policy acquisition costs..................      (6)     113      709
   Participating contracts............................    (127)    (133)    (118)
   Policyholder dividend obligation...................    (707)    (385)      --
Deferred income taxes.................................  (1,037)    (626)     161
                                                       -------  -------  -------
   Total..............................................  (1,907)  (1,315)     503
                                                       -------  -------  -------
       Net unrealized investment gains (losses)....... $ 1,799  $ 1,183  $  (297)
                                                       =======  =======  =======

The changes in net unrealized investment gains          Years ended December 31,
(losses) were as follows:                              -------------------------
                                                        2001     2000     1999
                                                       -------  -------  -------
                                                         (Dollars in millions)
Balance at January 1.................................. $ 1,183  $  (297) $ 1,540
Unrealized investment gains (losses) during the year..   1,390    3,298   (6,583)
Unrealized investment gains (losses) relating to:
   Future policy benefit gain (loss) recognition......     254      (35)   1,999
   Deferred policy acquisition costs..................    (128)    (596)   1,628
   Participating contracts............................       6      (15)      94
   Policyholder dividend obligation...................    (322)    (385)      --
Deferred income taxes.................................    (475)    (787)   1,025
Unrealized investment gains of subsidiary at date of
  sale, net of deferred income taxes..................    (109)      --       --
                                                       -------  -------  -------
Balance at December 31................................ $ 1,799  $ 1,183  $  (297)
                                                       =======  =======  =======
Net change in unrealized investment gains (losses).... $   616  $ 1,480  $(1,837)
                                                       =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  Derivative Instruments

   The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2001 and 2000:

                                              2001                                 2000
                              ------------------------------------ ------------------------------------
                                                Current Market or                    Current Market or
                                                    Fair Value                           Fair Value
                              Carrying Notional ------------------ Carrying Notional ------------------
                               Value    Amount  Assets Liabilities  Value    Amount  Assets Liabilities
                              -------- -------- ------ ----------- -------- -------- ------ -----------
                                                        (Dollars in millions)
Financial futures............   $ --   $    --   $ --      $--       $23    $   254   $ 23      $--
Interest rate swaps..........     70     1,849     79        9        41      1,450     41        1
Floors.......................     11       325     11       --        --        325      3       --
Caps.........................      5     8,010      5       --        --     10,070     --       --
Foreign currency swaps.......    162     1,925    188       26        (1)     1,449    114       44
Exchange traded options......    (12)    1,857     --       12         1          9      1       --
Forward exchange contracts...      4        33      4       --        --         --     --       --
Written covered call options.     --        40     --       --        --         40     --       --
Credit default swaps.........     --       270     --       --        --         --     --       --
                                ----   -------   ----      ---       ---    -------   ----      ---
Total contractual commitments   $240   $14,309   $287      $47       $64    $13,597   $182      $45
                                ====   =======   ====      ===       ===    =======   ====      ===


   The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2001 and 2000:

                                December 31, 2000           Terminations/ December 31, 2001
                                 Notional Amount  Additions  Maturities    Notional Amount
                                ----------------- --------- ------------- -----------------
                                                   (Dollars in millions)
BY DERIVATIVE TYPE
Financial futures..............      $   254       $  507      $  761          $    --
Interest rate swaps............        1,450        1,166         767            1,849
Floors.........................          325           --          --              325
Caps...........................       10,070          150       2,210            8,010
Foreign currency swaps.........        1,449          659         183            1,925
Exchange traded options........            9        1,861          13            1,857
Forward exchange contracts.....           --          495         462               33
Written covered call options...           40        1,097       1,097               40
Credit default swaps...........           --          270          --              270
                                     -------       ------      ------          -------
Total contractual commitments..      $13,597       $6,205      $5,493          $14,309
                                     =======       ======      ======          =======
BY STRATEGY
Liability hedging..............      $11,736       $  270      $2,972          $ 9,034
Invested asset hedging.........        1,607        5,046       1,378            5,275
Portfolio hedging..............          254          507         761               --
Anticipated transaction hedging           --          382         382               --
                                     -------       ------      ------          -------
Total contractual commitments..      $13,597       $6,205      $5,493          $14,309
                                     =======       ======      ======          =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2001:

                                                                      Remaining Life
                                                  -------------------------------------------------------
                                                  One Year   After One Year   After Five Years    After
                                                  or Less  Through Five Years Through Ten Years Ten Years  Total
                                                  -------- ------------------ ----------------- --------- -------
                                                                       (Dollars in millions)
Interest rate swaps..............................  $   95        $  627            $  955         $172    $ 1,849
Floors...........................................      --            --               325           --        325
Caps.............................................   3,720         4,270                20           --      8,010
Foreign currency swaps...........................      81           863               707          274      1,925
Exchange traded options..........................   1,857            --                --           --      1,857
Forward exchange contracts.......................      33            --                --           --         33
Written covered call options.....................      40            --                --           --         40
Credit default swaps.............................      15           255                --           --        270
                                                   ------        ------            ------         ----    -------
Total contractual commitments....................  $5,841        $6,015            $2,007         $446    $14,309
                                                   ======        ======            ======         ====    =======

   The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2001 and 2000:

                                2001                        2000
                     --------------------------- ---------------------------
                                Current Market            Current Market or
                                or Fair Value                 Fair Value
                     Notional ------------------ Notional ------------------
                      Amount  Assets Liabilities  Amount  Assets Liabilities
                     -------- ------ ----------- -------- ------ -----------
                                      (Dollars in millions)
    BY TYPE OF HEDGE
    Fair Value...... $   228   $ 23      $ 1     $   212   $ 14      $ 8
    Cash Flow.......     585     62       21         442     32       27
    Not designated..  13,496    202       25      12,943    136       10
                     -------   ----      ---     -------   ----      ---
       Total........ $14,309   $287      $47     $13,597   $182      $45
                     =======   ====      ===     =======   ====      ===

   For the year ended December 31, 2001, the amount related to fair value and cash flow hedge ineffectiveness was insignificant and there were no discontinued fair value or cash flow hedges.

   For the years ended December 31, 2001, 2000 and 1999, the Company recognized net investment income of $32 million, $13 million and $0.3 million, respectively, from the periodic settlement of interest rate and foreign currency swaps.

   For the years ended December 31, 2001, the Company recognized other comprehensive income of $39 million relating to the effective portion of cash flow hedges. At December 31, 2001, the accumulated amount in other comprehensive income relating to cash flow hedges was $71 million. During the year ended December 31, 2001, $19 million of other comprehensive income was reclassified into net investment income primarily due to the SFAS No. 133 transition adjustment. During the next year, other comprehensive income of $17 million related to cash flow hedges is expected to be reclassified into net investment income. The reclassifications are recognized over the life of the hedged item.

   For the year ended December 31, 2001, the Company recognized net investment income of $24 million and net investment gains of $100 million from derivatives not designated as accounting hedges. The use of these non-speculative derivatives is permitted by the Department.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  Fair Value Information

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments were as follows:

                                                                      Notional Carrying Estimated
December 31, 2001                                                      Amount   Value   Fair Value
-----------------                                                     -------- -------- ----------
                                                                         (Dollars in millions)
Assets:
   Fixed maturities..................................................          $110,601  $110,601
   Equity securities.................................................             3,027     3,027
   Mortgage loans on real estate.....................................            24,626    25,815
   Policy loans......................................................             7,894     7,894
   Short-term investments............................................             1,168     1,168
   Cash and cash equivalents.........................................             3,932     3,932
   Mortgage loan commitments.........................................   $532         --        (4)
Liabilities:
   Policyholder account balances.....................................            47,494    47,833
   Short-term debt...................................................               345       345
   Long-term debt....................................................             2,380     2,442
   Payable under securities loaned transactions......................            12,662    12,662
Other:
   Company-obligated mandatorily redeemable securities of subsidiary
     trusts..........................................................               276       276

                                                                      Notional Carrying Estimated
December 31, 2000                                                      Amount   Value   Fair Value
-----------------                                                     -------- -------- ----------
                                                                         (Dollars in millions)
Assets:
   Fixed maturities..................................................          $112,445  $112,445
   Equity securities.................................................             2,193     2,193
   Mortgage loans on real estate.....................................            21,951    22,847
   Policy loans......................................................             8,158     8,158
   Short-term investments............................................               930       930
   Cash and cash equivalents.........................................             3,419     3,419
   Mortgage loan commitments.........................................   $534         --        17
Liabilities:
   Policyholder account balances.....................................            43,196    42,958
   Short-term debt...................................................             1,085     1,085
   Long-term debt....................................................             3,406     3,306
   Payable under securities loaned transactions......................            12,301    12,301
Other:
   Company-obligated mandatorily redeemable securities of subsidiary
     trusts..........................................................               118       118

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  Fixed Maturities and Equity Securities

   The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  Mortgage Loans on Real Estate and Mortgage Loan Commitments

   Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

  Policy Loans

   The carrying values for policy loans approximate fair value.

  Cash and Cash Equivalents and Short-term Investments

   The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  Policyholder Account Balances

   The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

  Short-term and Long-term Debt, Payables Under Securities Loaned Transactions and Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trusts

   The fair values of short-term and long-term debt, payables under securities loaned transactions and Company-obligated mandatorily redeemable securities of subsidiary trusts are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

  Derivative Instruments

   The fair value of derivative instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, floors, foreign exchange contracts, caps, exchange-traded options and written covered call options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

6.  Employee Benefit Plans

  Pension Benefit and Other Benefit Plans

   The Company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of Metropolitan Life and certain of its subsidiaries. Retirement benefits are based upon years of credited service and final average earnings history.

   The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                            December 31,
                                                   ------------------------------
                                                       Pension
                                                      Benefits     Other Benefits
                                                   --------------  --------------
                                                    2001    2000    2001    2000
                                                   ------  ------  ------  ------
                                                        (Dollars in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year. $4,145  $3,737  $1,542  $1,483
   Service cost...................................    104      98      34      29
   Interest cost..................................    308     291     115     113
   Acquisitions and divestitures..................    (12)    107      --      37
   Actuarial losses...............................    169     176      66      59
   Curtailments and terminations..................    (49)     (3)      9       2
   Change in benefits.............................     29      (2)     --     (86)
   Benefits paid..................................   (268)   (259)    (97)    (95)
                                                   ------  ------  ------  ------
Projected benefit obligation at end of year.......  4,426   4,145   1,669   1,542
                                                   ------  ------  ------  ------
Change in plan assets:
Contract value of plan assets at beginning of year  4,619   4,726   1,318   1,199
   Actual return on plan assets...................   (201)     54     (49)    179
   Acquisitions and divestitures..................    (12)     79      --      --
   Employer and participant contributions.........     23      19       1       3
   Benefits paid..................................   (268)   (259)   (101)    (63)
                                                   ------  ------  ------  ------
Contract value of plan assets at end of year......  4,161   4,619   1,169   1,318
                                                   ------  ------  ------  ------
(Under) over funded...............................   (265)    474    (500)   (224)
Unrecognized net asset at transition..............     --     (31)     --      --
Unrecognized net actuarial losses (gains).........    693       2    (258)   (478)
Unrecognized prior service cost...................    116     109     (49)    (89)
                                                   ------  ------  ------  ------
Prepaid (accrued) benefit cost.................... $  544  $  554  $ (807) $ (791)
                                                   ======  ======  ======  ======
Qualified plan prepaid pension cost............... $  805  $  775
Non-qualified plan accrued pension cost...........   (323)   (263)
Unamortized prior service cost....................     16      14
Accumulated other comprehensive income............     46      28
                                                   ------  ------
Prepaid benefit cost.............................. $  544  $  554
                                                   ======  ======

   The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                                               Non-Qualified
                                                              Qualified Plans      Plans           Total
                                                             ----------------  ------------  ----------------
                                                              2001     2000    2001   2000    2001     2000
                                                             -------  -------  -----  -----  -------  -------
                                                                           (Dollars in millions)
Aggregate projected benefit obligation...................... $(4,006) $(3,775) $(420) $(370) $(4,426) $(4,145)
Aggregate contract value of plan assets (principally Company
  contracts)................................................   4,161    4,619     --     --    4,161    4,619
                                                             -------  -------  -----  -----  -------  -------
Over (under) funded......................................... $   155  $   844  $(420) $(370) $  (265) $   474
                                                             =======  =======  =====  =====  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                               Pension Benefits   Other Benefits
                                             -------------------- ---------------
                                               2001       2000     2001    2000
                                             --------- ---------- ------- -------
Weighted average assumptions at December 31:
Discount rate............................... 6.9%-7.4% 6.9%-7.75% 6%-7.4% 6%-7.5%
Expected rate of return on plan assets......     8%-9%      8%-9%   6%-9%   6%-9%
Rate of compensation increase...............     4%-6%      4%-6%     N/A     N/A

   The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were as follows:

                                                 December 31,
                                      -----------------------------------
                                                   2001              2000
                                      ------------------------------ ----
       Pre-Medicare eligible benefits 9.5% down to 5% over 10 years  6.5%
       Medicare eligible benefits.... 11.5% down to 5% over 10 years   6%

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                        One Percent One Percent
                                                         Increase    Decrease
                                                        ----------- -----------
                                                         (Dollars in millions)
Effect on total of service and interest cost components    $ 15        $ 12
Effect on accumulated postretirement benefit obligation    $137        $114

   The components of periodic benefit costs were as follows:

                                         Pension Benefits     Other Benefits
                                       -------------------  -----------------
                                       2001   2000   1999   2001   2000  1999
                                       -----  -----  -----  -----  ----  ----
                                                (Dollars in millions)
 Service cost......................... $ 104  $  98  $ 100  $  34  $ 29  $ 28
 Interest cost........................   308    291    271    115   113   107
 Expected return on plan assets.......  (402)  (420)  (363)  (108)  (97)  (89)
 Amortization of prior actuarial gains    (2)   (19)    (6)   (27)  (22)  (11)
 Curtailment (credit) cost............    21     (3)   (17)     6     2    10
                                       -----  -----  -----  -----  ----  ----
 Net periodic benefit (credit) cost... $  29  $ (53) $ (15) $  20  $ 25  $ 45
                                       =====  =====  =====  =====  ====  ====

  Savings and Investment Plans

   The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $64 million, $65 million and $45 million for the years ended December 31, 2001, 2000 and 1999, respectively.

7.  Closed Block

   On the date of demutualization, Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES continues, and for appropriate adjustments in such scales if the experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

   The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings. Amounts reported for the period after demutualization are as of April 1, 2000 and for the period beginning on April 1, 2000 (the effect of transactions from April 1, 2000 through April 6, 2000 are not considered material).

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Closed block liabilities and assets designated to the closed block are as follows:

                                                                                             December 31,
                                                                                        ---------------------
                                                                                           2001       2000
                                                                                         -------     -------
                                                                                        (Dollars in millions)
CLOSED BLOCK LIABILITIES
Future policy benefits................................................................. $40,325     $39,415
Other policyholder funds...............................................................     321         278
Policyholder dividends payable.........................................................     757         740
Policyholder dividend obligation.......................................................     708         385
Payables under securities loaned transactions..........................................   3,350       3,268
Other..................................................................................      90          78
                                                                                         -------     -------
   Total closed block liabilities......................................................  45,551      44,164
                                                                                         -------     -------

ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
   Fixed maturities available-for-sale, at fair value (amortized cost: $25,761 and
     $25,657, respectively)............................................................  26,331      25,634
   Equity securities, at fair value (amortized cost: $240 and $52, respectively).......     282          54
   Mortgage loans on real estate.......................................................   6,358       5,801
   Policy loans........................................................................   3,898       3,826
   Short-term investments..............................................................     170         223
   Other invested assets (amortized cost: $137 and $250, respectively).................     159         248
                                                                                         -------     -------
       Total investments...............................................................  37,198      35,786
Cash and cash equivalents..............................................................   1,119         661
Accrued investment income..............................................................     550         557
Deferred income tax receivable.........................................................   1,060       1,234
Premiums and other receivables.........................................................     244         158
                                                                                         -------     -------
   Total assets designated to the closed block.........................................  40,171      38,396
                                                                                         -------     -------
Excess of closed block liabilities over assets designated to to the closed block.......   5,380       5,768
                                                                                         -------     -------
Amounts included in accumulated other comprehensive income:
   Net unrealized investment gains (losses), net of deferred income tax expense
     (benefit) of $219 and $(9), respectively..........................................     389         (14)
   Unrealized derivative gains, net of deferred income taxes of $9.....................      17          --
   Allocated to policyholder dividend obligation, net of deferred income taxes of $255
     and $143, respectively............................................................    (453)       (242)
                                                                                         -------     -------
                                                                                            (47)       (256)
                                                                                         -------     -------
Maximum future earnings to be recognized from closed block assets and liabilities...... $ 5,333     $ 5,512
                                                                                         =======     =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Information regarding the policyholder dividend obligation is as follows:

                                                                                               For the Period
                                                                                    For the    April 7, 2000
                                                                                   Year Ended     through
                                                                                  December 31,  December 31,
                                                                                      2001          2000
                                                                                  ------------ --------------
                                                                                     (Dollars in millions)
Balance at beginning of period (1)...............................................    $ 385          $ --
Change in policyholder dividend obligation before allocable net investment losses      159            85
Net investment losses............................................................     (159)          (85)
Change in unrealized investment and derivative gains.............................      323           385
                                                                                     -----          ----
Balance at end of period.........................................................    $ 708          $385
                                                                                     =====          ====

--------
(1) For the period ended at December 31, 2000, the beginning of the period is April 7, 2000. See Note 1 "Summary of Significant Accounting
    Policies--Demutualization."

   Closed block revenues and expenses were as follows:

                                                                                         For the Period
                                                                                         April 7, 2000
                                                                      For the Year Ended    through
                                                                         December 31,     December 31,
                                                                             2001             2000
                                                                      ------------------ --------------
                                                                            (Dollars in millions)
REVENUES
Premiums.............................................................       $3,658           $2,900
Net investment income................................................        2,711            1,949
Net investment losses (net of amounts allocable to the policyholder
  dividend obligation of $(159) and $(85), respectively).............          (20)            (150)
                                                                            ------           ------
   Total revenues....................................................        6,349            4,699
                                                                            ------           ------
EXPENSES
Policyholder benefits and claims.....................................        3,862            2,874
Policyholder dividends...............................................        1,544            1,132
Change in policyholder dividend obligation (excludes amounts directly
  related to net investment losses of $(159) and $(85), respectively)          159               85
Other expenses.......................................................          508              425
                                                                            ------           ------
   Total expenses....................................................        6,073            4,516
                                                                            ------           ------
Revenues net of expenses before income taxes.........................          276              183
Income taxes.........................................................           97               67
                                                                            ------           ------
Revenues net of expenses and income taxes............................       $  179           $  116
                                                                            ======           ======

   The change in maximum future earnings of the closed block was as follows:

                                                       For the Period
                                                       April 7, 2000
                                    For the Year Ended    through
                                       December 31,     December 31,
                                           2001             2000
                                    ------------------ --------------
                                          (Dollars in millions)
           Beginning of period.....       $5,512           $5,628
           End of period...........        5,333            5,512
                                          ------           ------
           Change during the period       $ (179)          $ (116)
                                          ======           ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of reorganization. The Company also charges the closed block for expenses of maintaining the policies included in the closed block.

   Many of the derivative instrument strategies used by the Company are also used for the closed block. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in $11 million of other comprehensive income, net of income taxes of $6 million. For the year ended December 31, 2001, the closed block recognized net investment gains of $5 million primarily relating to non-speculative derivative uses that are permitted by the Department but that have not met the requirements of SFAS 133 to qualify for hedge accounting. Excluding the adoption adjustment, the changes in other comprehensive income were $6 million, net of taxes of $3 million, for the year ended December 31, 2001.

8.  Separate Accounts

   Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $48,912 million and $53,656 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk, and guaranteed separate accounts totaling $13,802 million and $16,594 million at December 31, 2001 and 2000, respectively, for which the Company contractually guarantees either a minimum return or account value to the policyholder.

   Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $564 million, $667 million and $485 million for the years ended December 31, 2001, 2000 and 1999, respectively. Guaranteed separate accounts consisted primarily of Met Managed Guaranteed Interest Contracts and participating close out contracts. The average interest rates credited on these contracts were 7.0% and 6.9% at December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $11,888 million and $15,708 million in fixed maturities at December 31, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

9.  Debt

   Debt consisted of the following:

                                                                                          December 31,
                                                                                      ---------------------
                                                                                       2001       2000
                                                                                      ------     ------
                                                                                      (Dollars in millions)
Surplus notes, interest rates ranging from 6.30% to 7.80%, maturity dates ranging
  from 2003 to 2025.................................................................. $1,630     $1,630
Capital note, interest rate of 8% due 2005...........................................     --      1,006
Investment-related exchangeable debt, interest rate of 4.90% due 2002................    195        271
Fixed rate notes, interest rates ranging from 3.47% to 12.00%, maturity dates ranging
  from 2002 to 2019..................................................................     87        316
Senior notes, interest rates ranging from 6.75% to 7.25%, maturity dates ranging from
  2006 to 2011.......................................................................    298         98
Capital lease obligations............................................................     23         42
Other notes with varying interest rates..............................................    147         43
                                                                                      ------     ------
Total long-term debt.................................................................  2,380      3,406
Total short-term debt................................................................    345      1,085
                                                                                      ------     ------
   Total............................................................................. $2,725     $4,491
                                                                                      ======     ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Metropolitan Life and certain of its subsidiaries maintain committed and unsecured credit facilities aggregating $2,250 million (five-year facility of $1,000 million expiring in April 2003 and a 364-day facility of $1,250 million expiring in April of 2002). If these facilities are drawn upon, they would bear interest at rates stated in the agreements. The facilities can be used for general corporate purposes and also provide backup for the Company's commercial paper program. At December 31, 2001, there were no outstanding borrowings under either of the facilities. At December 31, 2001, $72 million in letters of credit from various banks were outstanding between Metropolitan Life and certain of its subsidiaries.

   Reinsurance Group of America, Incorporated ("RGA"), a subsidiary of the Company, maintains committed and unsecured credit facilities aggregating $180 million (one facility of $140 million, one facility of $18 million and one facility of $22 million all expiring in 2005). At December 31, 2001 RGA had drawn approximately $24 million under these facilities at interest rates ranging from 4.40% to 4.97%. At December 31, 2001 $376 million in letters of credit from various banks were outstanding between the subsidiaries of RGA.

   Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the $300 million 7.45% surplus notes due 2023 may be redeemed, in whole or in part, at the election of Metropolitan Life at any time on or after November 1, 2003.

   In 2001, the Company retired a $1,006 million long-term debt capital note payable to the Holding Company.

   The issue of investment-related exchangeable debt is payable in cash or by delivery of an underlying security owned by the Company. The amount of the debt payable at maturity is greater than the principal of the debt if the market value of the underlying security appreciates above certain levels at the date of debt repayment as compared to the market value of the underlying security at the date of debt issuance. At December 31, 2001, the underlying security pledged as collateral had a market value of $240 million.

   The aggregate maturities of long-term debt for the Company are $208 million in 2002, $441 million in 2003, $27 million in 2004, $272 million in 2005, $110 million in 2006 and $1,322 million thereafter.

   Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 2.1% and 6.6% and a weighted average maturity of 87 days and 44 days at December 31, 2001 and 2000, respectively. The Company also has other secured borrowings with a weighted average coupon rate of 7.25% and a weighted average maturity of 30 days at December 31, 2001.

   Interest expense related to the Company's indebtedness included in other expenses was $313 million, $417 million and $358 million for the years ended December 31, 2001, 2000 and 1999, respectively.

10.  Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trusts

   GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $118 million, net of unamortized discount of $7 million at December 31, 2001 and 2000. Interest expense on these instruments is included in other expenses and was $11 million for both the years ended December 31, 2001 and 2000, respectively.

   RGA Capital Trust I. In December 2001, a subsidiary of the Company, RGA, through its wholly-owned trust RGA Capital Trust I (the "Trust") issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051, and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discounted (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding at December 31, 2001 were $158 million, net of unamortized discount of $67 million.

11.  Commitments and Contingencies

  Litigation

  Sales Practices Claims

   Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American Life Insurance Company ("General American") have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

   In December 1999, the United States District Court for the Western District of Pennsylvania approved a class action settlement resolving litigation against Metropolitan Life involving certain alleged sales practices claims. The settlement class includes most of the owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates. Implementation of the settlement is substantially completed.

   Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. The New England Mutual case, approved by the United States District Court for the District of Massachusetts in October 2000, involves approximately 600,000 life insurance policies sold during the period January 1, 1983 through August 31, 1996. Implementation of the New England Mutual class action settlement is substantially completed. The General American case, approved by the United States District Court for the Eastern District of Missouri, and affirmed by the appellate court in October 2001, involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. A petition for writ of certiorari to the United States Supreme Court has been filed by objectors to the settlement. Implementation of the General American class action settlement is proceeding.

   Metropolitan Life expects that the total cost of its class action settlement will be approximately $957 million. It is expected that the total cost of the New England Mutual class action settlement will be approximately $160 million. General American expects that the total cost of its class action settlement will be approximately $68 million.

   Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. As of December 31, 2001, there are approximately 420 sales practices lawsuits pending against Metropolitan Life, approximately 40 sales practices lawsuits pending against New England Mutual and approximately 40 sales practices lawsuits pending against General American. Metropolitan Life, New England Mutual and General American continue to vigorously defend themselves against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending. In October 2001, the United States District Court for the Southern District of New York approved the settlement of a class action alleging improper sales abroad that was brought against Metropolitan Life, Metropolitan Insurance and Annuity Company, Metropolitan Tower Life Insurance Company and various individual defendants. No appeal was filed and the settlement is being implemented.

   The Company believes adequate provision has been made in its consolidated financial statements for all reasonably probable and estimable losses for sales practices claims against Metropolitan Life, New England Mutual and General American.

   During 1998, Metropolitan Life purchased excess of loss reinsurance agreements to provide reinsurance with respect to sales practices claims made on or prior to December 31, 1999 and for certain mortality losses in 1999. The premium for the excess of loss reinsurance agreements was $529 million. These reinsurance agreements had a maximum aggregate limit of $650 million, with a maximum sublimit of $550 million for losses for sales practices claims. The coverage was in excess of an aggregate self-insured retention of $385 million with respect to sales practices claims and $506 million, plus the Company's statutory policy reserves released upon the death of insureds, with respect to life mortality losses. The excess of loss reinsurance agreements were amended in 2000 to transfer mortality risks under the Metropolitan Life class action settlement agreement. Recoveries have been made under the reinsurance agreements for the sales practices claims. Although there is no assurance that other reinsurance claim submissions will be paid, the Company believes payment is likely to occur. The Company accounts for the aggregate excess of loss reinsurance agreements as reinsurance; however, if deposit accounting were applied, the effect on the Company's consolidated financial statements in 2001, 2000 and 1999 would not be significant.

   Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England Mutual's or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Asbestos-Related Claims

   Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits, currently numbering in the thousands, have principally been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and alleging that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. While Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse judgments in respect of these claims, most of the cases have been resolved by settlements. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate. The number of such cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table sets forth the total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years:

                                                          At or for the Years Ended
                                                                December 31,
                                                          -------------------------
                                                            2001     2000    1999
                                                          -------  -------  -------
Asbestos personal injury claims at year end (approximate)  89,000   73,000   60,000
Number of new claims during year (approximate)...........  59,500   54,500   35,500
Settlement payments during year (dollars in millions)(1). $  90.7  $  71.1  $ 113.3

--------
(1) Settlement payments represent payments made during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   Prior to the fourth quarter of 1998, Metropolitan Life established a liability for asbestos-related claims based on settlement costs for claims that Metropolitan Life had settled, estimates of settlement costs for claims pending against Metropolitan Life and an estimate of settlement costs for unasserted claims. The amount for unasserted claims was based on management's estimate of unasserted claims that would be probable of assertion. A liability is not established for claims which management believes are only reasonably possible of assertion. Based on this process, the accrual for asbestos-related claims at December 31, 1997 was $386 million. Potential liabilities for asbestos-related claims are not easily quantified, due to the nature of the allegations against Metropolitan Life, which are not related to the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products, adding to the uncertainty as to the number of claims that may be brought against Metropolitan Life.

   During 1998, Metropolitan Life decided to pursue the purchase of excess insurance to limit its exposure to asbestos-related claims noted above. In connection with the negotiations with the casualty insurers to obtain this insurance, Metropolitan Life obtained information that caused management to reassess the accruals for asbestos-related claims. This information included:

    . Information from the insurers regarding the asbestos-related claims experience of other insureds, which indicated that the number of claims that were probable of assertion against Metropolitan Life in the future was significantly greater than it had assumed in its accruals. The number of claims brought against Metropolitan Life is generally a reflection of the number of asbestos-related claims brought against asbestos defendants generally and the percentage of those claims in which Metropolitan Life is included as a defendant. The information provided to Metropolitan Life relating to other insureds indicated that Metropolitan Life had been included as a defendant for a significant percentage of total asbestos-related claims and that it may be included in a larger percentage of claims in the future, because of greater awareness of asbestos litigation generally by potential plaintiffs and plaintiffs' lawyers and because of the bankruptcy and reorganization or the exhaustion of insurance coverage of other asbestos defendants; and that, although volatile, there was an upward trend in the number of total claims brought against asbestos defendants.

    . Information derived from actuarial calculations Metropolitan Life made in the fourth quarter of 1998 in connection with these negotiations, which helped to frame, define and quantify this liability. These calculations were made using, among other things, current information regarding Metropolitan Life's claims and settlement experience (which reflected Metropolitan Life's decision to resolve an increased number of these claims by settlement), recent and historic claims and settlement experience of selected other companies and information obtained from the insurers.

   Based on this information, Metropolitan Life concluded that certain claims that previously were considered as only reasonably possible of assertion were probable of assertion, increasing the number of assumed claims to approximately three times the number assumed in prior periods. As a result of this reassessment, Metropolitan Life increased its liability for asbestos-related claims to $1,278 million at December 31, 1998.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. As a result of the excess insurance policies, $878 million was recorded as a recoverable at December 31, 2001, 2000 and 1999. Although amounts paid in any given year that are recoverable under the policies will be reflected as a reduction in the Company's operating cash flows for that year, management believes that the payments will not have a material adverse effect on the Company's liquidity. Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to the Company at the commutation date if experience under the policy to such date has been favorable, or pro rata reductions from time to time in the loss reimbursements to the Company if the cumulative return on the reference fund is less than the return specified in the experience fund. It is likely that a claim will be made under the excess insurance policies in 2003 for a portion of the amounts paid with respect to asbestos litigation in 2002. If at some point in the future, the Company believes the liability for probable and estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be deferred and amortized into income over the estimated remaining settlement period of the insurance policies.

   The Company believes adequate provision has been made in its consolidated financial statements for all reasonably probable and estimable losses for asbestos-related claims. Estimates of the Company's asbestos exposure are very difficult to predict due to the limitations of available data and the substantial difficulty of predicting with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims and the impact of any possible future adverse verdicts and their amounts. Recent bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the number of claims and the cost of resolving claims, as well as the number of trials and possible verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such recent bankruptcies by certain other defendants. Metropolitan Life is studying its recent claims experience, published literature regarding asbestos claims experience in the United States and numerous variables that can affect its asbestos liability exposure, including the recent bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the previously recorded asbestos liability. It is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

  Property and Casualty Actions

   A purported class action suit involving policyholders in four states was filed in a Rhode Island state court against a Metropolitan Life subsidiary, Metropolitan Property and Casualty Insurance Company, with respect to claims by policyholders for the alleged diminished value of automobiles after accident-related repairs. After the court denied plaintiffs' motion for class certification, the plaintiffs dismissed the lawsuit with prejudice. Similar "diminished value" purported class action suits have been filed in Texas and Tennessee against Metropolitan Property and Casualty Insurance Company; a Texas trial court recently denied plaintiffs' motion for class certification and a hearing on plaintiffs' motion in Tennessee for class certification is to be scheduled. A purported class action has been filed against Metropolitan Property and Casualty Insurance Company's subsidiary, Metropolitan Casualty Insurance Company, in Florida. The complaint alleges breach of contract and unfair trade practices with respect to allowing the use of parts not made by the original manufacturer to repair damaged automobiles. Discovery is ongoing and a motion for class certification is pending. A two-plaintiff individual lawsuit brought in Alabama alleges that Metropolitan Property and Casualty Insurance Company and CCC, a valuation company, violated state law by failing to pay the proper valuation amount for a total loss. Total loss valuation methods also are the subject of national class actions involving other insurance companies. A Pennsylvania state court purported class action lawsuit filed in August 2001 alleges that

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Metropolitan Property and Casualty Insurance Company improperly took depreciation on partial homeowner losses where the insured replaced the covered item. In addition, in Florida, Metropolitan Property and Casualty Insurance Company has been named in a class action alleging that it improperly established preferred provider organizations (hereinafter "PPO"). Other insurers have been named in both the Pennsylvania and the PPO cases. Metropolitan Property and Casualty Insurance Company and Metropolitan Casualty Insurance Company are vigorously defending themselves against these lawsuits.

  Demutualization Actions

   Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions name as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Five purported class actions pending in the Supreme Court of the State of New York for New York County have been consolidated within the commercial part. Metropolitan Life has moved to dismiss these consolidated cases on a variety of grounds. In addition, there remains a separate purported class action in New York state court in New York County that Metropolitan Life also has moved to dismiss. Another purported class action in New York state court in Kings County has been voluntarily held in abeyance by plaintiffs. The plaintiffs in the state court class actions seek injunctive, declaratory and compensatory relief, as well as an accounting and, in some instances, punitive damages. Some of the plaintiffs in the above described actions also have brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the New York Superintendent of Insurance that approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. This case also is being held in abeyance by plaintiffs. Another purported class action is pending in the Supreme Court of the State of New York for New York County and has been brought on behalf of a purported class of beneficiaries of Metropolitan Life annuities purchased to fund structured settlements claiming that the class members should have received common stock or cash in connection with the demutualization. Metropolitan Life has moved to dismiss this case on a variety of grounds. Three purported class actions were filed in the United States District Court for the Eastern District of New York claiming violation of the Securities Act of 1933. The plaintiffs in these actions, which have been consolidated, claim that the Policyholder Information Booklets relating to the plan failed to disclose certain material facts and seek rescission and compensatory damages. Metropolitan Life's motion to dismiss these three cases was denied on July 23, 2001. A purported class action also was filed in the United States District Court for the Southern District of New York seeking damages from Metropolitan Life and the Holding Company for alleged violations of various provisions of the Constitution of the United States in connection with the plan of reorganization. On July 9, 2001, pursuant to a motion to dismiss filed by Metropolitan Life, this case was dismissed by the District Court. Plaintiffs have appealed to the United States Court of Appeals for the Second Circuit. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

   In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

  Race-Conscious Underwriting Claims

   Insurance Departments in a number of states initiated inquiries in 2000 about possible race-conscious underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in their respective states, including Metropolitan Life and certain of its subsidiaries. The New York Insurance Department has commenced examinations of certain domestic life insurance companies, including Metropolitan Life, concerning

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES possible past race-conscious underwriting practices. Metropolitan Life is cooperating fully with that inquiry, which is ongoing. Four purported class action lawsuits filed against Metropolitan Life in 2000 and 2001 alleging racial discrimination in the marketing, sale, and administration of life insurance policies have been consolidated in the United States District Court for the Southern District of New York. The plaintiffs seek unspecified monetary damages, punitive damages, reformation, imposition of a constructive trust, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices and adjust policy values, and other relief. At the outset of discovery, Metropolitan Life moved for summary judgment on statute of limitations grounds. On June 27, 2001, the District Court denied that motion, citing, among other things, ongoing discovery on relevant subjects. The ruling does not prevent Metropolitan Life from continuing to pursue a statute of limitations defense. Plaintiffs have moved for certification of a class consisting of all non-Caucasian policyholders purportedly harmed by the practices alleged in the complaint. Metropolitan Life has opposed the class certification motion. Metropolitan Life has been involved in settlement discussions to resolve the regulatory examinations and the actions pending in the United States District Court for the Southern District of New York. In that connection, Metropolitan Life has recorded a $250 million pre-tax charge in the fourth quarter of 2001 as probable and estimable costs associated with the anticipated resolution of these matters.

   In the fall of 2001, 12 lawsuits were filed against Metropolitan Life on behalf of approximately 109 non-Caucasian plaintiffs in their individual capacities in state court in Tennessee. The complaints allege under state common law theories that Metropolitan Life discriminated against non-Caucasians in the sale, formation and administration of life insurance policies. The plaintiffs have stipulated that they do not seek and will not accept more than $74,000 per person if they prevail on their claims. Early in 2002, two individual actions were filed against Metropolitan Life in federal court in Alabama alleging both federal and state law claims of racial discrimination in connection with the sale of life insurance policies issued. Metropolitan Life is contesting vigorously plaintiffs' claims in the Tennessee and Alabama actions.

  Other

   In March 2001, a putative class action was filed against Metropolitan Life in the United States District Court for the Southern District of New York alleging gender discrimination and retaliation in the MetLife Financial Services unit of the Individual segment. The plaintiffs seek unspecified compensatory damages, punitive damages, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices, an order restoring class members to their rightful positions (or appropriate compensation in lieu thereof), and other relief. Metropolitan Life is vigorously defending itself against these allegations.

   A lawsuit has been filed against Metropolitan Life in Ontario, Canada by Clarica Life Insurance Company regarding the sale of the majority of Metropolitan Life's Canadian operation to Clarica in 1998. Clarica alleges that Metropolitan Life breached certain representations and warranties contained in the sale agreement, that Metropolitan Life made misrepresentations upon which Clarica relied during the negotiations and that Metropolitan Life was negligent in the performance of certain of its obligations and duties under the sale agreement. Metropolitan Life is vigorously defending itself against this lawsuit.

   General American has received and responded to subpoenas for documents and other information from the office of the U.S. Attorney for the Eastern District of Missouri with respect to certain administrative services provided by its former Medicare Unit during the period January 1, 1988 through December 31, 1998, which services ended and which unit was disbanded prior to Metropolitan Life's acquisition of General American. The subpoenas were issued as part of the Government's criminal investigation alleging that General American's former Medicare Unit engaged in improper billing and claims payment practices. The Government is also conducting a civil investigation under the federal False Claims Act. General American is cooperating fully with the Government's investigations.

   Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   The Company has recorded, in other expenses, charges of $250 million, $15 million and $499 million for the years ended December 31, 2001, 2000 and 1999, respectively. The charge in 2001 relates to race-conscious underwriting and the charges in 2000 and 1999 relate to sales practice claims. The charge in 1999 was principally related to the settlement of the multi-district litigation proceeding involving alleged improper sales practices, accruals for sales practices claims not covered by the settlement and other legal costs.

  Summary

   It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular quarterly or annual periods.

  Leases

   In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                      Gross
                                                     Rental Sublease  Rental
                                                     Income  Income  Payments
                                                     ------ -------- --------
                                                      (Dollars in millions)
   2002............................................. $  759   $11      $129
   2003.............................................    650    11       112
   2004.............................................    594    10        91
   2005.............................................    521    10        75
   2006.............................................    439    10        59
   Thereafter.......................................  1,669    16       134

  Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,898 million and $1,311 million at December 31, 2001 and 2000, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

12.  Acquisitions and Dispositions

  Dispositions

   In December 2001, the Company completed its sale of MIAC to the Holding Company. The amount received in excess of book value was recorded as a capital contribution from the Holding Company. Total assets and total liabilities

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES of MIAC at the date of sale were $6,240 million and $5,219 million, respectively. Total revenues of MIAC included in the consolidated statements of income were $391 million, $509 million and $494 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   On July 2, 2001, the Company completed its sale of Conning Corporation ("Conning"), an affiliate acquired in the acquisition of GenAmerica Financial Corporation ("GenAmerica"). Conning specializes in asset management for insurance company investment portfolios and investment research. The Company received $108 million in the transaction and reported a gain of approximately $16 million, net of income taxes of $9 million, in the third quarter of 2001.

   During the fourth quarter of 2000, the Company completed the sale of its 48% ownership interest in its affiliates, Nvest, L.P. and Nvest Companies L.P. This transaction resulted in an investment gain of $663 million.

  Acquisitions

   On January 6, 2000, Metropolitan Life completed its acquisition of GenAmerica for $1.2 billion. As part of the GenAmerica acquisition, General American Life Insurance Company paid Metropolitan Life a fee of $120 million in connection with the assumption of certain funding agreements. The fee was considered part of the purchase price of GenAmerica. GenAmerica is a holding company which included General American Life Insurance Company, approximately 49% of the outstanding shares of RGA common stock and 61.0% of the outstanding shares of Conning common stock. Metropolitan Life owned 9% of the outstanding shares of RGA common stock prior to the completion of the GenAmerica acquisition. At December 31, 2001 Metropolitan Life's ownership percentage of the outstanding shares of RGA common stock was approximately 58%. On January 30, 2002, MetLife, Inc. and its affiliated companies announced their intention to purchase up to an additional $125 million of RGA's outstanding common stock, over an unspecified period of time. These purchases are intended to offset potential future dilution of the Company's holding of RGA's common stock arising from the issuance by RGA of company-obligated mandatorily redeemable securities of a subsidiary trust on December 10, 2001.

   In April 2000, Metropolitan Life acquired the outstanding shares of Conning common stock not already owned by Metropolitan Life for $73 million. The shares of Conning were subsequently sold in their entirety in July 2001.

   The Company's total revenues and net income for the year ended December 31, 1999 on both a historical and pro forma basis as if the acquisition of GenAmerica had occurred on January 1, 1999 were as follows:

                                                    Total Revenues Net Income
                                                    -------------- ----------
                                                      (Dollars in millions)
  Historical.......................................    $25,128        $617
  Pro forma (unaudited)............................    $28,973        $403

   The pro forma results include adjustments to give effect to the amortization of discounts on fixed maturities, goodwill and value of business acquired, adjustments to liabilities for future policy benefits, and certain other adjustments, together with related income tax effects. The pro forma information is not necessarily indicative of the results that would have occurred had the purchase been made on January 1, 1999 or the future results of the combined operations.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  Business Realignment Initiatives

   During the fourth quarter of 2001, the Company implemented several business realignment initiatives, which resulted from a strategic review of operations and an ongoing commitment to reduce expenses. The impact of these actions on a segment basis are as follows:

                                                    For the year ended
                                                     December 31, 2001
                                                   ---------------------
                                                                Net of
                                                   Amount     Income Tax
                                                   ------     ----------
                                                   (Dollars in millions)
           Institutional..........................  $399         $267
           Individual.............................    97           61
           Auto & Home............................     3            2
                                                    ----         ----
              Total...............................  $499         $330
                                                    ====         ====

   Institutional The charges to this segment include costs associated with exiting a business, including the write-off of goodwill, severance, severance-related expenses, and facility consolidation costs. These expenses are the result of the discontinuance of certain 401(k) recordkeeping services and externally-managed guaranteed index separate accounts. These initiatives will result in the elimination of approximately 450 positions. These actions resulted in charges to policyholder benefits and claims and other expenses of $215 million and $184 million, respectively.

   Individual The charges to this segment include facility consolidation costs, severance and severance-related expenses, which predominately stem from the elimination of approximately 560 non-sales positions and 190 operations and technology positions supporting this segment. The costs were recorded in other expenses.

   Auto & Home The charges to this segment include severance and severance-related costs associated with the elimination of approximately 200 positions. The costs were recorded in other expenses.

   Although many of the underlying business initiatives were completed in 2001, a portion of the activity will continue into 2002. The liability as of December 31, 2001 was $295 million.

14.  Income Taxes

   The provision for income taxes was as follows:

                                                       Years ended
                                                      December 31 ,
                                                  ---------------------
                                                   2001     2000  1999
                                                  ----     -----  ----
                                                  (Dollars in millions)
          Current:
             Federal............................. $(22)    $(131) $608
             State and local.....................   (4)       34    24
             Foreign.............................   15         5     4
                                                   ----    -----  ----
                                                   (11)      (92)  636
                                                   ----    -----  ----
          Deferred:
             Federal.............................  814       555   (78)
             State and local.....................   32         8     2
             Foreign.............................    1         6    (2)
                                                   ----    -----  ----
                                                   847       569   (78)
                                                   ----    -----  ----
          Provision for income taxes............. $836     $ 477  $558
                                                   ====    =====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                                          Years ended
                                                         December 31,
                                                     ---------------------
                                                     2001      2000  1999
                                                     ----     -----  ----
                                                     (Dollars in millions)
        Tax provision at U.S. statutory rate........ $813     $ 499  $411
        Tax effect of:
           Tax exempt investment income.............  (82)      (52)  (39)
           Surplus tax..............................   --      (145)  125
           State and local income taxes.............   32        30    18
           Prior year taxes.........................   36       (37)  (31)
           Demutualization costs....................   --        21    56
           Payment to former Canadian policyholders.   --       114    --
           Sales of businesses......................    5        31    --
           Other, net...............................   32        16    18
                                                     ----     -----  ----
        Provision for income taxes.................. $836     $ 477  $558
                                                     ====     =====  ====

   Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                         December 31,
                                                     ---------------------
                                                        2001        2000
                                                      -------      ------
                                                     (Dollars in millions)
        Deferred income tax assets:
           Policyholder liabilities and receivables. $ 3,033      $3,034
           Net operating losses.....................     318         258
           Employee benefits........................     123         167
           Litigation related.......................     279         232
           Other....................................     438         350
                                                      -------      ------
                                                       4,191       4,041
           Less: Valuation allowance................     114          78
                                                      -------      ------
                                                       4,077       3,963
                                                      -------      ------
        Deferred income tax liabilities:
           Investments..............................   2,053       1,329
           Deferred policy acquisition costs........   2,756       2,713
           Net unrealized investment gains..........   1,037         626
           Other....................................     124          37
                                                      -------      ------
                                                       5,970       4,705
                                                      -------      ------
        Net deferred income tax liability........... $(1,893)     $ (742)
                                                      =======      ======

   Domestic net operating loss carryforwards amount to $481 million at December 31, 2001 and expire in 2021. Foreign net operating loss carryforwards amount to $401 million at December 31, 2001 and were generated in various foreign countries with expiration periods of five years to infinity.

   The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

   The Internal Revenue Service has audited the Company for the years through and including 1996. The Company is being audited for the years 1997, 1998 and 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

15.  Reinsurance

   The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. Risks in excess of $25 million on single survivorship policies and $30 million on joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. In addition, the Company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   The Company is engaged in life reinsurance whereby it indemnifies other insurance companies for all or a portion of the insurance risk underwritten by the ceding companies.

   See Note 11 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

   The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                Years ended December 31,
                                               -------------------------
                                                2001     2000     1999
                                               -------  -------  -------
                                                 (Dollars in millions)
      Direct premiums......................... $16,257  $15,661  $13,249
      Reinsurance assumed.....................   2,786    2,858      484
      Reinsurance ceded.......................  (2,020)  (2,256)  (1,645)
                                               -------  -------  -------
      Net premiums............................ $17,023  $16,263  $12,088
                                               =======  =======  =======
         Reinsurance recoveries netted
           against policyholder benefits...... $ 1,816  $ 1,934  $ 1,626
                                               =======  =======  =======

   Reinsurance recoverables, included in premiums and other receivables, were $3,260 million and $3,304 million at December 31, 2001 and 2000, respectively, including $1,356 million and $1,359 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $286 million and $225 million at December 31, 2001 and 2000, respectively.

   Premiums and other receivables includes reinsurance receivables due from Exeter Reassurance Company, Limited, a related party, of $644 million and $470 million at December 31, 2001 and 2000, respectively. Other policyholder funds includes reinsurance assumed from MIAC, a related party, of $778 million at December 31, 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following provides an analysis of the activity in the liability for benefits relating to property and casualty and group accident and non-medical health policies and contracts:

                                                                                   Years ended December 31,
                                                                                  -------------------------
                                                                                   2001     2000     1999
                                                                                  -------  -------  -------
                                                                                    (Dollars in millions)
Balance at January 1............................................................. $ 4,185  $ 3,789  $ 3,320
   Reinsurance recoverables......................................................    (413)    (415)    (382)
                                                                                  -------  -------  -------
Net balance at January 1.........................................................   3,772    3,374    2,938
                                                                                  -------  -------  -------
Acquisition of business..........................................................      --        2      204
                                                                                  -------  -------  -------
Incurred related to:
   Current year..................................................................   4,213    3,766    3,129
   Prior years...................................................................     (34)    (111)     (16)
                                                                                  -------  -------  -------
                                                                                    4,179    3,655    3,113
                                                                                  -------  -------  -------
Paid related to:
   Current year..................................................................  (2,567)  (2,237)  (2,012)
   Prior years...................................................................  (1,239)  (1,022)    (869)
                                                                                  -------  -------  -------
                                                                                   (3,806)  (3,259)  (2,881)
                                                                                  -------  -------  -------
Net Balance at December 31.......................................................   4,145    3,772    3,374
   Add: Reinsurance recoverables.................................................     423      413      415
                                                                                  -------  -------  -------
Balance at December 31........................................................... $ 4,568  $ 4,185  $ 3,789
                                                                                  =======  =======  =======

16.  Other Expenses

    Other expenses were comprised of the following:

                                                                                    Years Ended December 31,
                                                                                   -------------------------
                                                                                    2001     2000     1999
                                                                                   -------  -------  -------
                                                                                     (Dollars in millions)
Compensation...................................................................... $ 2,447  $ 2,712  $ 2,590
Commissions.......................................................................   1,649    1,638      872
Interest and debt issue costs.....................................................     312      436      405
Amortization of policy acquisition costs (excludes amortization of $21, $(95), and
  $(46), respectively, related to realized investment losses).....................   1,434    1,472      930
Capitalization of policy acquisition costs........................................  (2,018)  (1,805)  (1,160)
Rent, net of sublease income......................................................     280      230      172
Minority interest.................................................................      57      115       55
Other.............................................................................   3,303    3,133    2,598
                                                                                   -------  -------  -------
   Total other expenses........................................................... $ 7,464  $ 7,931  $ 6,462
                                                                                   =======  =======  =======

17.  Stockholder's Equity

  Dividend Restrictions

   Under the New York Insurance Law, Metropolitan Life is permitted without prior insurance regulatory clearance to pay a stockholder dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a stockholder dividend to the Holding Company in

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution. Under the New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. For the year ended December 31, 2001, Metropolitan Life paid the Holding Company $721 million in dividends for which prior insurance regulatory clearance was not required and $3,033 million in special dividends, as approved by the Superintendent. Of the total dividend paid, $1,894 million (retained earnings from date of demutualization through the month the dividend was paid) was charged to retained earnings and $1,860 million was charged to additional paid-in-capital. For the year ended December 31, 2000, Metropolitan Life paid to the Holding Company $762 million in dividends for which prior insurance regulatory clearance was not required. At December 31, 2001, Metropolitan Life could pay the Holding Company a dividend of $546 million without prior approval of the Superintendent.

  Stock Compensation Plans

   Under the MetLife, Inc. 2000 Stock Incentive Plan (the "Stock Incentive Plan"), awards granted may be in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. Under the MetLife, Inc. 2000 Directors Stock Plan, (the "Directors Stock Plan") awards granted may be in the form of stock awards or non-qualified stock options or a combination of the foregoing to outside Directors of the Company. The aggregate number of shares of MetLife common stock that may be awarded under the Stock Incentive Plan is subject to a maximum limit of 37,823,333 shares for the duration of the plan. The Directors Stock Plan has a maximum limit of 500,000 share awards.

   All options granted have an exercise price equal to the fair market value price of MetLife's common stock on the date of grant, and an option's maximum term is ten years. Certain options under the Stock Incentive Plan become exercisable over a three-year period commencing with date of grant, while other options become exercisable three years after the date of grant. Options issued under the Directors Stock Plan are exercisable at any time after April 7, 2002.

   The Company applies APB 25 and related interpretations in accounting for its stock-based compensation plans. Accordingly, in the measurement of compensation expense, the Company utilizes the excess of market price over exercise price on the first date that both the number of shares and award price are known. For the year ended December 31, 2001, compensation expense for non-employees related to MetLife's Stock Incentive Plan and Directors Stock Plan was $1 million, which was recorded by the Company.

   Had compensation cost for the MetLife, Inc. Stock Incentive Plan and Directors Stock Plan been determined based on fair value at the grant date for awards under those plans consistent with the method of SFAS No. 123, the Company's net income for the year ended December 31, 2001 would have been reduced to a pro forma amount of $1,468 million.

   The pro forma net income is not necessarily representative of the effects on net income in future years. The pro forma net income includes the Company's ownership share of compensation costs related to RGA's incentive stock plan determined in accordance with SFAS 123.

   The fair value of each option grant is estimated on the date of the grant using the Black-Scholes options-pricing model with the following weighted average assumptions used for grants in 2001: dividend yield of 0.68%, expected price variability of 31.60%, risk-free interest rate of 5.72% and expected duration ranging from 4 to 6 years.

  Statutory Equity and Income

   Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. In addition, New York State Statutory Accounting Practices do not provide for deferred income taxes. Statutory net income of Metropolitan Life, as filed with the Department, was $2,782 million, $1,027 million and $789 million for the years ended December 31, 2001, 2000 and 1999, respectively; statutory capital and surplus, as filed, was $5,358 million and $7,213 million at December 31, 2001 and 2000, respectively.

                                                                    December 31,
                                                             ---------------------
                                                                2001       2000
                                                              -------     -------
                                                             (Dollars in millions)
Statutory capital and surplus of insurance subsidiaries..... $ 5,358     $ 7,213
GAAP adjustments for:
   Future policy benefits and policyholder account balances.  (3,909)     (4,012)
   Deferred policy acquisition costs........................  10,169      10,061
   Deferred income taxes....................................  (1,800)       (381)
   Valuation of investments.................................   2,821       1,038
   Statutory asset valuation reserves.......................   3,870       3,347
   Statutory interest maintenance reserves..................     392         547
   Surplus notes............................................  (1,655)     (1,650)
   Other, net...............................................    (802)       (147)
                                                              -------     -------
Stockholder's Equity........................................ $14,444     $16,016
                                                              =======     =======

                                                                      Years ended December 31,
                                                                      -----------------------
                                                                        2001     2000   1999
                                                                      -------   ------  -----
                                                                       (Dollars in millions)
Net change in statutory capital and surplus of insurance subsidiaries $(1,855)  $ (417) $ 242
GAAP adjustments for:
   Future policy benefits and policyholder account balances..........     899      152    556
   Deferred policy acquisition costs.................................     549      320    379
   Deferred income taxes.............................................    (848)    (614)   154
   Valuation of investments..........................................     149    1,339    473
   Statutory asset valuation reserves................................     551       88   (226)
   Statutory interest maintenance reserves...........................    (200)    (571)  (368)
   Dividends.........................................................   3,754      762     --
   Sale of subsidiary................................................    (808)      --     --
   Other, net........................................................    (704)    (110)  (593)
                                                                      -------   ------  -----
Net income........................................................... $ 1,487   $  949  $ 617
                                                                      =======   ======  =====

   The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance would have increased Metropolitan Life's statutory capital and surplus by approximately $1.5 billion. The adoption of the Codification, as modified by the Department, increased Metropolitan Life's statutory capital and surplus by approximately $84 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on Metropolitan Life's statutory surplus and capital.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

18.  Other Comprehensive Income (Loss)

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                                 December 31,
                                                                                           -----------------------
                                                                                            2001    2000    1999
                                                                                           ------  ------  -------
                                                                                            (Dollars in millions)
Holding gains (losses) on investments arising during the year............................. $1,284  $2,807  $(6,314)
Income tax effect of holding gains or losses..............................................   (509)   (975)   2,262
Reclassification adjustments:
   Recognized holding losses included in current year income..............................    579     989       38
   Amortization of premium and discount on investments....................................   (475)   (498)    (307)
   Recognized holding losses allocated to other policyholder amounts......................    (33)    (54)     (67)
   Income tax effect......................................................................    (28)   (152)     120
Allocation of holding (gains) losses on investments relating to other policyholder amounts   (154)   (977)   3,788
Income tax effect of allocation of holding gains or losses to other policyholder amounts..     61     340   (1,357)
Unrealized investment gain of subsidiary at date of sale..................................   (173)     --       --
Deferred income taxes on unrealized investment gains of subsidiary at date of sale........     64      --       --
                                                                                           ------  ------  -------
Net unrealized investment gains (losses)..................................................    616   1,480   (1,837)
                                                                                           ------  ------  -------
Foreign currency translation adjustments arising during the year..........................    (58)     (6)      50
Foreign currency translation of subsidiary at date of sale................................     19      --       --
                                                                                           ------  ------  -------
Foreign currency translation adjustment...................................................    (39)     (6)      50
                                                                                           ------  ------  -------
Minimum pension liability adjustment......................................................    (18)     (9)      (7)
                                                                                           ------  ------  -------
Other comprehensive income (loss)......................................................... $  559  $1,465  $(1,794)
                                                                                           ======  ======  =======

19.  Business Segment Information

   The Company provides insurance and financial services to customers in the United States, Canada, Central America, South America, Europe, South Africa, Asia and Australia. The Company's business is divided into six major segments:
Individual, Institutional, Reinsurance, Auto & Home, Asset Management and International. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

   Individual offers a wide variety of individual insurance and investment products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement and savings products and services, including group life insurance, non-medical health insurance such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Reinsurance provides life reinsurance and international life and disability on a direct and reinsurance basis. Auto & Home provides insurance coverages, including private passenger automobile, homeowners and personal excess liability insurance. Asset Management provides a broad variety of asset management products and services to individuals and institutions. International provides life insurance, accident and health insurance, annuities and retirement and savings products to both individuals and groups, and auto and homeowners coverage to individuals.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Set forth in the tables below is certain financial information with respect to the Company's operating segments as of or for the years ended December 31, 2001, 2000 and 1999. The accounting policies of the segments are the same as those described in the summary of significant accounting policies, except for the method of capital allocation and the accounting for gains and losses from inter-company sales which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon income or loss from operations before provision for income taxes and non-recurring items (e.g. items of unusual or infrequent nature). The Company allocates non-recurring items (primarily consisting of expenses associated with the anticipated resolution of proceedings alleging race-conscious underwriting practices, sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products and demutualization costs) to Corporate & Other.

                                                                        Auto                            Corporate
    At or for the year ended                                             &       Asset                      &
       December 31, 2001          Individual Institutional Reinsurance  Home   Management International   Other    Total
    ------------------------      ---------- ------------- ----------- ------  ---------- ------------- --------- --------
                                                                   (Dollars in millions)
Premiums.........................  $  4,559     $ 7,288      $1,680    $2,755     $ --       $  788      $   (47) $ 17,023
Universal life and investment-
  type product policy fees.......     1,245         592          --        --       --           38           (1)    1,874
Net investment income............     6,455       4,161         349       200       71          256          299    11,791
Other revenues...................       495         649          35        22      198           16          117     1,532
Net investment gains (losses)....       826         (15)        (10)      (17)      25          (16)         134       927
Policyholder benefits and claims.     5,228       8,924       1,386     2,121       --          632          (26)   18,265
Interest credited to policyholder
  account balances...............     1,850       1,012         122        --       --           51           --     3,035
Policyholder dividends...........     1,767         259          --        --       --           34           --     2,060
Other expenses...................     3,004       1,907         481       800      252          315          705     7,464
Income (loss) before provision
  for income taxes...............     1,731         573          65        39       42           50         (177)    2,323
Net income (loss)................     1,086         383          39        41       27           16         (105)    1,487
Total assets.....................   126,655      89,620       7,036     4,581      256        3,385       16,211   247,744
Deferred policy acquisition costs     8,451         509       1,052       179       --          263           17    10,471
Separate account assets..........    31,261      31,177          13        --       --          277          (14)   62,714
Policyholder liabilities.........    83,783      52,035       4,626     2,610       --        1,987          846   145,887
Separate account liabilities.....    31,261      31,177          13        --       --          277          (14)   62,714

                                                                       Auto                            Corporate
    At or for the year ended                                            &       Asset                      &
       December 31, 2000         Individual Institutional Reinsurance  Home   Management International   Other    Total
    ------------------------     ---------- ------------- ----------- ------  ---------- ------------- --------- --------
                                                                   (Dollars in millions)
Premiums........................  $  4,673     $ 6,900      $1,396    $2,636     $ --       $  660      $    (2) $ 16,263
Universal life and investment-
  type product policy fees......     1,221         547          --        --       --           53           (1)    1,820
Net investment income...........     6,475       3,959         368       194       90          254          433    11,773
Other revenues..................       650         650          29        40      760            9          121     2,259
Net investment gains (losses)...       227        (475)         (2)      (20)      --           18         (166)     (418)
Policyholder benefits and claims     5,054       8,178       1,045     2,005       --          562           91    16,935
Interest credited to
  policyholder account balances.     1,680       1,090         109        --       --           56           --     2,935
Policyholder dividends..........     1,742         124          15        --       --           32           --     1,913
Payments to former Canadian
  policyholders.................        --          --          --        --       --          327           --       327
Demutualization costs...........        --          --          --        --       --           --          230       230
Other expenses..................     3,323       1,730         506       827      784          292          469     7,931
Income (loss) before provision
  for income taxes..............     1,447         459         116        18       66         (275)        (405)    1,426
Net income (loss)...............       920         307          68        30       34         (285)        (125)      949
Total assets....................   132,433      89,725       6,386     4,511      418        5,119       15,130   253,722
Deferred policy acquisition
  costs.........................     8,610         446         910       176       --          354            1    10,497
Separate account assets.........    34,860      33,918          28        --       --        1,491          (47)   70,250
Policyholder liabilities........    84,049      49,669       4,389     2,559       --        2,435         (544)  142,557
Separate account liabilities....    34,860      33,918          28        --       --        1,491          (47)   70,250

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                         Auto                           Corporate
        For the year ended                                                &      Asset                      &
          December 31, 1999        Individual Institutional Reinsurance  Home  Management International   Other    Total
          --------------           ---------- ------------- ----------- ------ ---------- ------------- --------- -------
                                                                    (Dollars in millions)
Premiums..........................   $4,289      $5,525         $--     $1,751    $ --        $523        $  --   $12,088
Universal life and investment--
  type product policy fees........      888         502          --         --      --          43           --     1,433
Net investment income.............    5,346       3,755          --        103      80         206          326     9,816
Other revenues....................      381         609          --         21     803          12           35     1,861
Net investment (losses) gains.....      (14)        (31)         --          1      --           1          (27)      (70)
Policyholder benefits and claims..    4,625       6,712          --      1,301      --         458            4    13,100
Interest credited to policyholder
  account balances................    1,359       1,030          --         --      --          52           --     2,441
Policyholder dividends............    1,509         159          --         --      --          22           --     1,690
Demutualization costs.............       --          --          --         --      --          --          260       260
Other expenses....................    2,542       1,569          --        514     795         248          794     6,462
Income (loss) before provision for
  income taxes....................      855         890          --         61      88           5         (724)    1,175
Net income (loss).................      555         567          --         56      51          21         (633)      617

   For the year ended December 31, 2001 the Institutional, Individual, Reinsurance and Auto & Home segments include $287 million, $24 million, $9 million and $5 million, respectively, of pre-tax losses associated with the September 11, 2001 tragedies. See Note 2.

   The Institutional, Individual and Auto & Home segments include $399 million, $97 million and $3 million, respectively, in pre-tax charges associated with business realignment initiatives for the year ended December 31, 2001. See Note 13.

   For the year ended December 31, 2001, the Individual segment includes $118 million of pre-tax expenses associated with the establishment of a policyholder liability for certain group annuity policies.

   For the year ended December 31, 2001, pre-tax gross investment gains of $1,027 million, $142 million and $357 million resulting from the sale of certain real estate properties to MIAC are included in the Individual segment, the Institutional segment and Corporate & Other, respectively.

   The Individual segment included an equity ownership interest in Nvest under the equity method of accounting. Nvest was included within the Asset Management segment due to the types of products and strategies employed by the entity. The Individual segment's equity in earnings of Nvest, which is included in net investment income, was $30 million and $48 million for the years ended December 31, 2000 and 1999, respectively. The Individual segment includes $538 million (after allocating $118 million to participating contracts) of the pre-tax gross investment gain on the sale of Nvest in 2000. As part of the GenAmerica acquisition in 2000, the Company acquired General American Life Insurance Company, the results of which are included primarily in the Individual segment.

   The Reinsurance segment includes the life reinsurance business of RGA, acquired in 2000, combined with Exeter, an ancillary life reinsurance business of the Company. Exeter has been reported as a component of the Individual segment rather than as a separate segment for periods prior to January 1, 2000 due to its immateriality.

   The Auto & Home segment includes the standard personal lines property and casualty insurance operations of The St. Paul Companies which were acquired in September 1999.

   As part of the GenAmerica acquisition in 2000, the Company acquired Conning, the results of which are included in the Asset Management segment due to the types of products and strategies employed by the entity from its acquisition date to July 2001, the date of its disposition. The Company sold Conning, receiving $108 million in the transaction and reported a gain of approximately $16 million, net of income taxes of $9 million, in the third quarter of 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Corporate & Other segment consists of various start-up entities and run-off entities, as well as the elimination of all intersegment amounts. In addition, the elimination of the Individual segment's ownership interest in Nvest is included for the years ended December 31, 2000 and 1999. The principal component of the intersegment amounts relates to intersegment loans, which bear interest rates commensurate with related borrowings.

   Net investment income and net investment gains and losses are based upon the actual results of each segment's specifically identifiable asset portfolio. Other costs and operating costs were allocated to each of the segments based upon: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

   Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $32,065 million, $30,703 million and $24,343 million for the years ended December 31, 2001, 2000 and 1999, respectively, which represented 97% each year, of consolidated revenues.

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS

         The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

            Metropolitan Life Separate Account E
               Independent Auditors' Report

            Financial Statements for the Years Ended December 31, 2000 and 2001
               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements

            Metropolitan Life Insurance Company
               Independent Auditors' Report
               Financial Statements for the Years Ended December 31, 2001, 2000 and 1999

               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

     (B) EXHIBITS



      (1)      -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Not applicable.

        (b)    -- Form of Selected Broker Agreement.(7)
        (c)    -- Participation Agreement--New England Zenith Fund (9)
        (d)    -- Participation Agreement--American Funds Insurance Series (7)
        (e)    -- Participation Agreement--Met Investors Series Trust (11)
     (4)       -- Form of Deferred Annuity Contract.(7)
     (5)       -- Application Form for the Deferred Annuity (7)
     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(11)
        (b)    -- Restated By-Laws of Metropolitan Life. (11)
     (7)       -- Not applicable.
     (8)       -- Not applicable.
     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(7)
    (10)       -- Consent of Auditors (10)
    (11)       -- Not applicable.
    (12)       -- Not applicable.
    (13)(a)    -- Powers of Attorney.(1,2,3,4,6,8,12)
------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Powers of attorney for Gerald Clark, Burton A. Dole, Jr. and Charles H. Leighton were filed with Post-Effective Amendment No. 21 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 28, 1997. As incorporated herein by reference.

3. Powers of Attorney for Robert H. Benmosche, Jon F. Danski and Stewart G. Nagler filed with Post-Effective Amendment No. 23 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 3, 1998. As incorporated herein by reference.

4. Power of Attorney for Virginia M. Wilson filed with Pre-Effective Amendment No. 2 to Registration Statement 333-80547/811-4001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 1999. As incorporated herein by reference.

5. Filed with Post Effective Amendment No. 26 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 6, 2000, as incorporated herein by reference.

6. Power of Attorney for William C. Steere, Jr. filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on April 23, 1999. As incorporated herein by reference.

7. Filed with Pre-Effective Amendment No.1 to Registration Statement Nos: 333-52366/811-4001 on August 3, 2001, as incorporated herein by reference.

8. Power of Attorney for John C. Danforth filed with Post-Effective Amendment No. 27 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E Form N-4 in April 3, 2001. As incorporated herein by reference.

9. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

10. Filed herewith.

11. Filed with Post Effective Amendment No.8 to Registration Statement No. 333-83716/811-4001 for Metropolitan Separate Account E on Form N-4 on March 5, 2002 as incorporated herein by reference.

12. Powers of Attorney for Harry P. Kamen and Hugh B. Price filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-47927 for Metropolitan Life Separate Account UL on Form S-6 on April 30, 1997, as incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                                   PRINCIPAL OCCUPATION &           POSITIONS AND OFFICES
          NAME                        BUSINESS ADDRESS                 WITH DEPOSITOR
------------------------- ----------------------------------------  ---------------------
Robert H. Benmosche...... Chairman of the Board, President and      Chairman, President,
                          Chief Executive Officer, MetLife, Inc.    Chief Executive
                          and Metropolitan Life Insurance Company,  Officer and Director
                          One Madison Avenue,
                          New York, NY 10010.

Curtis H. Barnette....... Chairman Emeritus, Bethlehem Steel        Director
                          Corporation,
                          1170 Eighth Avenue,
                          Martin Tower 101,
                          Bethlehem, PA 18016-7699.

Gerald Clark............. Vice-Chairman of the Board and            Vice-Chairman,
                          Chief Investment Officer, MetLife, Inc.   Chief Investment Officer
                          and Metropolitan Life Insurance Company,  and Director
                          One Madison Avenue,
                          New York, NY 10010.



John C. Danforth......... Partner                                   Director
                          Bryan Cave LLP,
                          One Metropolitan Square
                          211 North Broadway,
                          Suite 3600,
                          St. Louis, MO 63102.

Burton A. Dole, Jr....... Retired Chairman,                         Director
                          Nelleor Puritan Bennett,
                          P.O. Box 208
                          Carlsbad, CA 92018.

James R. Houghton........ Chairman of the Board                     Director
                          Emeritus and Director,
                          Corning Incorporated,
                          80 East Market Street, 2nd Floor,
                          Corning, NY 14830.

Harry P. Kamen........... Retired Chairman and Chief Executive      Director
                          Officer,
                          Metropolitan Life Insurance Company,
                          200 Park Avenue, Suite 5700
                          New York, NY 10166.

                                     II-2

                                   PRINCIPAL OCCUPATION &           POSITIONS AND OFFICES
          NAME                        BUSINESS ADDRESS                 WITH DEPOSITOR
          ----                     ----------------------           ---------------------
Helene L. Kaplan......... Of Counsel, Skadden, Arps, Slate,         Director
                          Meagher and Flom, LLP
                          Four Times Square,
                          New York, NY 10036.


Catherine R. Kinney...... Group Executive Vice President,           Director
                          Co-Chief Operating Officer,
                          President and Executive Vice Chairman
                          New York Stock Exchange, Inc.
                          11 Wall Street, 6th Floor
                          New York, NY 10005

Charles M. Leighton...... Retired Chairman of the Board and Chief   Director
                          Executive Officer,
                          CML Group, Inc.,
                          51 Vaughn Hill Road,
                          Bolton, MA 01720.


Stewart G. Nagler........ Vice-Chairman of the Board and            Vice-Chairman, Chief
                          Chief Financial Officer, MetLife, Inc.    Financial Officer
                          and Metropolitan Life Insurance Company,  and Director
                          One Madison Avenue,
                          New York, NY 10010.

John J. Phelan, Jr....... Former Chairman and                       Director
                          Chief Executive Officer,
                          New York Stock Exchange, Inc.
                          P.O. Box 524,
                          Locust Valley, NY 11560.

Hugh B. Price............ President and Chief Executive Officer,    Director
                          National Urban League, Inc.,
                          120 Wall Street, 7th & 8th Floors,
                          New York, NY 10005.

William C. Steere, Jr.... Chairman of the Board                     Director
                          Pfizer, Inc.,
                          235 East 42nd Street,
                          New York, NY 10016

     Set forth below is a list of the executive officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.



       NAME OF OFFICER                  POSITION WITH METROPOLITAN LIFE
       ---------------                  -------------------------------


Robert H. Benmosche........... Chairman, Chief Executive Officer and Director
Gerald Clark.................. Vice-Chairman, Chief Investment Officer and
                               Director
Stewart G. Nagler............. Vice-Chairman, Chief Financial Officer and
                               Director
Gary A. Beller................ Senior Executive Vice-President and General
                               Counsel
James H. Benson............... President, Individual Business; Chairman, Chief
                               Executive Officer and President, New England
                               Life Insurance Company
C. Robert Henrikson........... President, Institutional Business
Catherine A. Rein............. Senior Executive Vice-President; President and
                               Chief Executive Officer of MetLife Auto & Home
Stanley J. Talbi.............. Senior Vice President and Chief Actuary
William J. Toppeta............ President, International

Daniel J. Cavanaugh........... Executive Vice-President
Jeffrey J. Hodgman............ Executive Vice-President
Kernan F. King................ Executive Vice-President
Terence I. Lennon............. Executive Vice-President
Lisa M. Weber................. Senior Executive Vice-President,
                               Chief Administrative Officer
Judy E. Weiss................. Executive Vice-President

Anthony Williamson............ Senior Vice-President and Treasurer
Virginia M. Wilson............ Senior Vice-President and Controller
Gwenn L. Carr................. Vice-President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.


     As of February 28, 2002 Non-Qualified: 294; Qualified: 195


ITEM 28. INDEMNIFICATION

     UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

     Metropolitan Life Insurance Company has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life Insurance Company maintains a directors' and officers' liability policy with a maximum coverage of $300 million. A provision in Metropolitan Life Insurance Company's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life Insurance Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life Insurance Company pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter)
Metropolitan Series Fund, Inc. (principal underwriter and sub-investment adviser)
The New England Variable Annuity (depositor)
New England Variable Annuity Fund I (depositor)

     (b) See response to Item 25 above.

     (c)
                  (1)                                     (2)

     NAME OF PRINCIPAL UNDERWRITER           NET UNDERWRITING DISCOUNTS AND
  Metropolitan Life Insurance Company                 COMMISSIONS
                                                          N/A

                  (3)                                     (4)


     COMPENSATION ON REDEMPTION OR               BROKERAGE COMMISSIONS
              ANNUITIZATION
                  $0                                      N/A


                  (5)

              COMPENSATION

    $480.83 (Separate Account Charge)

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
One Madison Avenue
New York, N.Y. 10010

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions form certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

     (e) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 486(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 4th day of April, 2002,


                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)

                                               /s/ Gary A. Beller
                              By: ______________________________________________
                                                (Gary A. Beller)
                                  Senior Executive Vice-President and General
                                                    Counsel

                              Metropolitan Life Insurance Company
                              (Depositor)

                                               /s/ Gary A. Beller
                              By: ______________________________________________
                                                (Gary A. Beller)
                                  Senior Executive Vice-President and General
                                                    Counsel

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                 *                     Chairman, President, Chief
______________________________________  Executive Officer and
         Robert H. Benmosche            Director

                 *                     Vice Chairman, Chief
______________________________________  Investment Officer and
             Gerald Clark               Director

                 *                     Vice Chairman, Chief
______________________________________  Financial Officer
          Stewart G. Nagler             (Principal Financial
                                        Officer) and Director

                 *                     Senior Vice-President and
______________________________________  Controller
          Virginia M. Wilson

                 *                     Director
______________________________________
          Curtis H. Barnette

                 *                     Director
______________________________________
           John C. Danforth

                 *                     Director
______________________________________
         Burton A. Dole, Jr.

                 *                     Director
______________________________________
          James R. Houghton

                 *                     Director
______________________________________
           Harry P. Kamen

                 *                     Director
______________________________________
           Helene L. Kaplan

                                       Director
______________________________________
        Catherine R. Kinney

 /s/ Christopher Nicholas, Esq.                                   April 4, 2002
*By: _________________________________
      Christopher Nicholas, Esq.
           Attorney-in-Fact

              Signature                          Title                   Date
              ---------                          -----                   ----

                 *
______________________________________  Director
         Charles M. Leighton

                 *
______________________________________  Director
         John J. Phelan, Jr.

                 *
______________________________________  Director
           Hugh B. Price

                 *                     Director
______________________________________
       William C. Steere, Jr.


 /s/ Christopher Nicholas, Esq.                                    April 4, 2002
*By: _________________________________
      Christopher Nicholas, Esq.
           Attorney-in-Fact

INDEPENDENT AUDITORS' CONSENT

METROPOLITAN LIFE SEPARATE ACCOUNT E:

We consent to the use in this Post-Effective Amendment No. 1 to Registration Statement No. 333-52366/811-4001 of Metropolitan Life Separate Account E on Form N-4 of our report dated March 26, 2002, relating to Metropolitan Life Separate Account E and our report dated February 12, 2002, relating to Metropolitan Life Insurance Company, both appearing in the Statement of Additional Information which is a part of such Registration Statement, and to the reference to us under the heading "Independent Auditors", appearing in the Statement of Additional Information, which is a part of such Registration Statement, and to the reference to us under the heading "Financial Statements" appearing in the Prospectus, which is also a part of such Registration Statement.


DELOITTE & TOUCHE LLP

New York, New York
April 4, 2002